Portfolio of Investments
Growth & Income Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 3 .1%
1,646,865 BorgWarner, Inc $ 76,579,222
363,213 * Tesla, Inc 97,134,053
TOTAL AUTOMOBILES & COMPONENTS 173,713,275
BANKS - 1 .5%
1,889,428 Wells Fargo & Co 87,215,997
TOTAL BANKS 87,215,997
CAPITAL GOODS - 6 .1%
365,529 Dover Corp 53,356,268
279,477 Honeywell International, Inc 54,254,870
285,463 Hubbell, Inc 89,064,456
62,010 United Rentals, Inc 28,814,807
88,639 W.W. Grainger, Inc 65,459,015
465,237 Westinghouse Air Brake Technologies Corp 55,102,670
TOTAL CAPITAL GOODS 346,052,086
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7 .3%
1,633,450 * Amazon.com, Inc 218,359,596
289,972 Home Depot, Inc 96,804,253
412,063 Lowe's Companies, Inc 96,533,999
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 411,697,848
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
64,287 Costco Wholesale Corp 36,043,792
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,043,792
ENERGY - 5 .5%
473,418 Chevron Corp 77,479,590
986,876 EOG Resources, Inc 130,790,676
956,984 Exxon Mobil Corp 102,626,964
TOTAL ENERGY 310,897,230
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .8%
815,693 Simon Property Group, Inc 101,635,348
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 101,635,348
FINANCIAL SERVICES - 9 .2%
308,674 American Express Co 52,128,865
340,046 Ameriprise Financial, Inc 118,489,029
678,125 Ares Management Corp 67,283,563
1,140,420 Bank of New York Mellon Corp 51,729,451
284,623 Mastercard, Inc (Class A) 112,221,156
495,729 Visa, Inc (Class A) 117,849,655
TOTAL FINANCIAL SERVICES 519,701,719
HEALTH CARE EQUIPMENT & SERVICES - 9 .0%
641,520 Abbott Laboratories 71,420,422
968,839 * Boston Scientific Corp 50,234,302
951,961 Cardinal Health, Inc 87,075,873
320,595 Cigna Corp 94,607,584
431,806 Laboratory Corp of America Holdings 92,376,257
220,513 UnitedHealth Group, Inc 111,661,168
TOTAL HEALTH CARE EQUIPMENT & SERVICES 507,375,606

Growth & Income Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
606,045 Procter & Gamble Co $ 94,724,834
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 94,724,834
INSURANCE - 4 .8%
1,716,299 American International Group, Inc 103,458,504
881,266 * Arch Capital Group Ltd 68,465,555
493,920 Chubb Ltd 100,962,187
TOTAL INSURANCE 272,886,246
MATERIALS - 3 .5%
1,505,391 Corteva, Inc 84,949,214
178,891 Linde plc 69,887,347
970,649 Sealed Air Corp 44,281,008
TOTAL MATERIALS 199,117,569
MEDIA & ENTERTAINMENT - 7 .3%
959,205 * Alphabet, Inc (Class A) 127,305,688
868,937 * Alphabet, Inc (Class C) 115,664,204
534,750 * Meta Platforms, Inc 170,371,350
TOTAL MEDIA & ENTERTAINMENT 413,341,242
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .2%
1,466,710 Bristol-Myers Squibb Co 91,214,695
1,374,170 Merck & Co, Inc 146,555,230
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 237,769,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .8%
129,209 Broadcom, Inc 116,113,668
121,122 Lam Research Corp 87,024,946
481,963 NVIDIA Corp 225,216,490
545,288 QUALCOMM, Inc 72,070,715
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 500,425,819
SOFTWARE & SERVICES - 13 .7%
1,332,645 Microsoft Corp 447,662,108
1,487,990 Oracle Corp 174,437,068
349,021 * Palo Alto Networks, Inc 87,241,289
144,544 * Synopsys, Inc 65,304,979
TOTAL SOFTWARE & SERVICES 774,645,444
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .9%
2,337,808 Apple, Inc 459,262,381
288,843 * Arista Networks, Inc 44,796,661
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 504,059,042
UTILITIES - 2 .6%
886,333 Alliant Energy Corp 47,631,536
457,376 American Electric Power Co, Inc 38,758,042
873,693 NextEra Energy, Inc 64,041,697
TOTAL UTILITIES 150,431,275
TOTAL COMMON STOCKS 5,641,734,297
(Cost $3,824,620,031)
TOTAL LONG-TERM INVESTMENTS 5,641,734,297
(Cost $3,824,620,031)

PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .1%
$ 7,285,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 $ 7,285,000
TOTAL REPURCHASE AGREEMENT 7,285,000
TREASURY DEBT - 0 .1%
3,000,000 United States Treasury Bill 0 .000 08/08/23 2,996,947
TOTAL TREASURY DEBT 2,996,947
TOTAL SHORT-TERM INVESTMENTS 10,281,947
(Cost $10,281,996)
TOTAL INVESTMENTS - 99.8% 5,652,016,244
(Cost $3,834,902,027)
OTHER ASSETS & LIABILITIES, NET - 0.2% 11,947,037
NET ASSETS - 100.0% $ 5,663,963,281
REIT Real Estate Investment Trust
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $7,285,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $7,430,708.

Large-Cap Growth Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1 .5%
309,542 * Tesla, Inc $ 82,780,817
TOTAL AUTOMOBILES & COMPONENTS 82,780,817
CAPITAL GOODS - 3 .2%
475,843 * Boeing Co 113,655,100
95,805 Deere & Co 41,157,828
159,699 Safran S.A. 26,512,128
TOTAL CAPITAL GOODS 181,325,056
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
729,372 Experian Group Ltd 28,186,992
98,020 Verisk Analytics, Inc 22,440,699
268,029 Waste Connections, Inc 37,837,654
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 88,465,345
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10 .4%
262,289 * Alibaba Group Holding Ltd (ADR) 26,795,444
3,792,452 * Amazon.com, Inc 506,974,983
602,122 TJX Companies, Inc 52,101,617
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 585,872,044
CONSUMER DURABLES & APPAREL - 1 .0%
57,402 Kering 32,958,238
3,531,500 Prada S.p.A 25,136,606
TOTAL CONSUMER DURABLES & APPAREL 58,094,844
CONSUMER SERVICES - 5 .5%
46,319 * Booking Holdings, Inc 137,604,485
1,473,182 * Carnival Corp 27,754,749
194,303 * Flutter Entertainment plc 38,672,741
806,290 * Las Vegas Sands Corp 48,224,205
587,910 Starbucks Corp 59,714,019
TOTAL CONSUMER SERVICES 311,970,199
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
160,832 Costco Wholesale Corp 90,173,677
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 90,173,677
ENERGY - 1 .1%
221,360 ConocoPhillips 26,058,499
110,906 Pioneer Natural Resources Co 25,028,157
107,683 Valero Energy Corp 13,881,416
TOTAL ENERGY 64,968,072
FINANCIAL SERVICES - 6 .7%
14,602 *,g Adyen NV 27,101,526
174,963 American Express Co 29,547,751
3,133,698 * Grab Holdings Ltd. 12,002,063
251,593 London Stock Exchange Group plc 27,321,678
1,243,168 * PayPal Holdings, Inc 94,256,998
80,766 S&P Global, Inc 31,862,995
664,149 Visa, Inc (Class A) 157,888,142
TOTAL FINANCIAL SERVICES 379,981,153

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 1 .9%
2,019,137 Davide Campari-Milano NV $ 27,155,131
918,536 * Monster Beverage Corp 52,806,635
145,342 PepsiCo, Inc 27,245,811
TOTAL FOOD, BEVERAGE & TOBACCO 107,207,577
HEALTH CARE EQUIPMENT & SERVICES - 6 .3%
169,147 * Align Technology, Inc 63,918,960
483,759 * Dexcom, Inc 60,257,021
153,800 Essilor International S.A. 30,940,744
230,617 * Intuitive Surgical, Inc 74,812,155
173,006 UnitedHealth Group, Inc 87,605,048
174,065 * Veeva Systems, Inc 35,547,554
TOTAL HEALTH CARE EQUIPMENT & SERVICES 353,081,482
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
273,682 Estee Lauder Cos (Class A) 49,262,760
923,104 *,e Kenvue, Inc 21,859,103
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 71,121,863
INSURANCE - 0 .4%
402,443 American International Group, Inc 24,259,264
TOTAL INSURANCE 24,259,264
MATERIALS - 1 .4%
350,490 Corteva, Inc 19,778,150
146,216 Linde plc 57,122,205
TOTAL MATERIALS 76,900,355
MEDIA & ENTERTAINMENT - 11 .8%
2,158,398 * Alphabet, Inc (Class C) 287,304,358
978,769 * Match Group, Inc 45,522,546
861,003 * Meta Platforms, Inc 274,315,556
306,681 NetEase, Inc (ADR) 33,348,492
394,645 * ROBLOX Corp 15,489,816
133,593 * Walt Disney Co 11,875,082
TOTAL MEDIA & ENTERTAINMENT 667,855,850
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .2%
239,226 AbbVie, Inc 35,783,425
117,622 Amgen, Inc 27,541,191
345,357 Gilead Sciences, Inc 26,295,482
126,109 * Illumina, Inc 24,231,845
176,708 Johnson & Johnson 29,603,891
251,515 Novo Nordisk AS 40,557,345
282,891 Zoetis, Inc 53,208,968
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 237,222,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .7%
220,679 * Advanced Micro Devices, Inc 25,245,678
713,520 Applied Materials, Inc 108,162,497
146,740 Broadcom, Inc 131,867,901
600,298 NVIDIA Corp 280,513,252
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 545,789,328
SOFTWARE & SERVICES - 20 .2%
54,062 Accenture plc 17,102,514
173,209 * Atlassian Corp 31,513,645
185,317 Intuit, Inc 94,826,709
1,749,478 Microsoft Corp 587,684,650
293,819 Oracle Corp 34,444,401
225,364 * Palo Alto Networks, Inc 56,331,985
90,444 Roper Technologies, Inc 44,593,414
621,262 * Salesforce, Inc 139,790,163

Large-Cap Growth Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
89,649 * ServiceNow, Inc $ 52,265,367
92,346 * Synopsys, Inc 41,721,923
155,994 * Workday, Inc 36,990,857
TOTAL SOFTWARE & SERVICES 1,137,265,628
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .7%
1,920,759 Apple, Inc 377,333,106
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 377,333,106
TRANSPORTATION - 2 .7%
2,469,370 * Uber Technologies, Inc 122,135,040
139,683 Union Pacific Corp 32,409,250
TOTAL TRANSPORTATION 154,544,290
TOTAL COMMON STOCKS 5,596,212,097
(Cost $2,978,216,185)
TOTAL LONG-TERM INVESTMENTS 5,596,212,097
(Cost $2,978,216,185)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
REPURCHASE AGREEMENT - 1 .1%
$ 58,195,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 58,195,000
2,114,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,114,000
TOTAL REPURCHASE AGREEMENT 60,309,000
TREASURY DEBT - 0 .1%
4,523,000 United States Treasury Bill 0 .000 08/08/23 4,518,397
TOTAL TREASURY DEBT 4,518,397
TOTAL SHORT-TERM INVESTMENTS 64,827,397
(Cost $64,827,471)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
22,866,554 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 22,866,554
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 22,866,554
(Cost $22,866,554)
TOTAL INVESTMENTS - 100.8% 5,683,906,048
(Cost $3,065,910,210)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (44,084,755)
NET ASSETS - 100.0% $ 5,639,821,293
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,640,489.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $58,195,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rates 1.375%–1.500% and maturity dates 10/31/28–11/30/28, valued at $59,358,909.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,114,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,156,293.

Portfolio of Investments
Large-Cap Value Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
BANKS - 9 .3%
2,934,405 Bank of America Corp $ 93,900,960
1,128,134 JPMorgan Chase & Co 178,200,046
357,455 PNC Financial Services Group, Inc 48,932,015
850,645 Truist Financial Corp 28,258,427
2,311,549 Wells Fargo & Co 106,701,102
TOTAL BANKS 455,992,550
CAPITAL GOODS - 10 .5%
181,490 Allegion plc 21,208,921
195,318 * Boeing Co 46,651,704
92,132 Deere & Co 39,579,907
346,368 Dover Corp 50,559,337
321,590 Eaton Corp 66,028,859
373,566 Honeywell International, Inc 72,520,368
463,413 Masco Corp 28,119,901
163,624 Parker-Hannifin Corp 67,087,476
1,055,334 Raytheon Technologies Corp 92,795,519
144,825 Trane Technologies plc 28,883,898
TOTAL CAPITAL GOODS 513,435,890
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
41,486 Home Depot, Inc 13,849,686
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 13,849,686
CONSUMER DURABLES & APPAREL - 1 .1%
8,523 * NVR, Inc 53,749,788
TOTAL CONSUMER DURABLES & APPAREL 53,749,788
CONSUMER SERVICES - 3 .2%
12,368 * Booking Holdings, Inc 36,742,854
421,397 Hilton Worldwide Holdings, Inc 65,523,020
184,804 McDonald's Corp 54,184,533
TOTAL CONSUMER SERVICES 156,450,407
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
545,549 Walmart, Inc 87,211,463
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 87,211,463
ENERGY - 9 .1%
511,445 Chevron Corp 83,703,089
864,267 ConocoPhillips 101,741,511
639,432 EOG Resources, Inc 84,743,923
1,068,323 Exxon Mobil Corp 114,566,959
497,340 Valero Energy Corp 64,112,099
TOTAL ENERGY 448,867,581
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
524,959 Prologis, Inc 65,488,635
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 65,488,635
FINANCIAL SERVICES - 8 .9%
368,037 American Express Co 62,154,089
322,489 * Berkshire Hathaway, Inc (Class B) 113,503,228
68,596 BlackRock, Inc 50,682,155
750,925 Charles Schwab Corp 49,636,142

Large-Cap Value Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
533,438 * Fiserv, Inc $ 67,325,210
195,225 Goldman Sachs Group, Inc 69,474,721
196,671 Intercontinental Exchange Group, Inc 22,577,831
TOTAL FINANCIAL SERVICES 435,353,376
FOOD, BEVERAGE & TOBACCO - 2 .6%
611,434 Mondelez International, Inc 45,325,603
140,606 PepsiCo, Inc 26,358,001
583,020 Philip Morris International, Inc 58,138,754
TOTAL FOOD, BEVERAGE & TOBACCO 129,822,358
HEALTH CARE EQUIPMENT & SERVICES - 8 .4%
616,039 Abbott Laboratories 68,583,622
232,301 Cigna Corp 68,552,025
147,236 Elevance Health, Inc 69,440,915
219,235 HCA Healthcare, Inc 59,809,500
661,489 Medtronic plc 58,052,275
132,580 UnitedHealth Group, Inc 67,134,535
144,596 Zimmer Biomet Holdings, Inc 19,975,937
TOTAL HEALTH CARE EQUIPMENT & SERVICES 411,548,809
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
691,426 *,e Kenvue, Inc 16,372,968
385,705 Procter & Gamble Co 60,285,691
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 76,658,659
INSURANCE - 5 .0%
1,145,694 American International Group, Inc 69,062,434
384,447 Chubb Ltd 78,584,811
287,013 Marsh & McLennan Cos, Inc 54,078,990
683,958 Metlife, Inc 43,068,835
TOTAL INSURANCE 244,795,070
MATERIALS - 5 .1%
218,694 Celanese Corp (Series A) 27,422,041
533,987 Crown Holdings, Inc 49,532,634
753,304 DuPont de Nemours, Inc 58,478,989
234,470 Linde plc 91,600,395
88,451 Reliance Steel & Aluminum Co 25,903,760
TOTAL MATERIALS 252,937,819
MEDIA & ENTERTAINMENT - 3 .4%
256,979 * Alphabet, Inc (Class C) 34,206,475
1,732,026 Comcast Corp (Class A) 78,391,497
598,651 * Walt Disney Co 53,214,087
TOTAL MEDIA & ENTERTAINMENT 165,812,059
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
255,126 AbbVie, Inc 38,161,747
1,045,161 Bristol-Myers Squibb Co 64,998,562
136,702 Danaher Corp 34,867,212
902,080 Johnson & Johnson 151,125,462
692,678 Merck & Co, Inc 73,874,109
883,628 Pfizer, Inc 31,863,626
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 394,890,718
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .5%
257,676 Analog Devices, Inc 51,414,092
367,915 Applied Materials, Inc 55,772,235
37,640 Broadcom, Inc 33,825,186
353,586 Intel Corp 12,647,771
42,611 Lam Research Corp 30,615,578
544,108 Micron Technology, Inc 38,843,870

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
215,688 NXP Semiconductors NV $ 48,094,110
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 271,212,842
SOFTWARE & SERVICES - 3 .4%
123,243 Accenture plc 38,987,923
151,719 Microsoft Corp 50,965,447
650,323 Oracle Corp 76,237,365
TOTAL SOFTWARE & SERVICES 166,190,735
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
1,054,113 Cisco Systems, Inc 54,856,041
483,850 TE Connectivity Ltd 69,427,636
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 124,283,677
TELECOMMUNICATION SERVICES - 1 .1%
393,270 * T-Mobile US, Inc 54,180,808
TOTAL TELECOMMUNICATION SERVICES 54,180,808
TRANSPORTATION - 3 .1%
726,667 *,†,b AMR Corporation 7,267
1,119,951 CSX Corp 37,316,767
293,713 Union Pacific Corp 68,147,290
237,752 United Parcel Service, Inc (Class B) 44,490,532
TOTAL TRANSPORTATION 149,961,856
UTILITIES - 3 .4%
503,075 Ameren Corp 43,098,435
494,784 American Electric Power Co, Inc 41,927,996
705,806 Dominion Energy, Inc 37,795,911
586,166 NextEra Energy, Inc 42,965,968
TOTAL UTILITIES 165,788,310
TOTAL COMMON STOCKS 4,838,483,096
(Cost $3,175,628,977)
TOTAL LONG-TERM INVESTMENTS 4,838,483,096
(Cost $3,175,628,977)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1 .3%
$ 61,450,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 61,450,000
2,110,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,110,000
TOTAL REPURCHASE AGREEMENT 63,560,000
TREASURY DEBT - 0 .1%
6,000,000 United States Treasury Bill 0 .000 08/08/23 5,993,894
TOTAL TREASURY DEBT 5,993,894
TOTAL SHORT-TERM INVESTMENTS 69,553,894
(Cost $69,553,991)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
17,125,464 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 17,125,464
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 17,125,464
(Cost $17,125,464)

Large-Cap Value Fund July 31, 2023

Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE
EXP
VALUE
TOTAL INVESTMENTS - 100.3% $ 4,925,162,454
(Cost $3,262,308,432)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (15,670,180)
NET ASSETS - 100.0% $ 4,909,492,274
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,209,220.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $61,450,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $62,679,044.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,110,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,152,263.

Portfolio of Investments
Mid-Cap Growth Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCKS - 97.1%
CAPITAL GOODS - 6 .8%
67,966 Ametek, Inc $ 10,779,408
190,785 Carrier Global Corp 11,361,247
249,504 Spirit Aerosystems Holdings, Inc (Class A) 7,939,217
24,883 TransDigm Group, Inc 22,387,733
33,254 W.W. Grainger, Inc 24,557,746
TOTAL CAPITAL GOODS 77,025,351
COMMERCIAL & PROFESSIONAL SERVICES - 11 .3%
945,957 * ACV Auctions, Inc 16,544,788
602,543 * Cimpress plc 41,876,739
422,080 * Driven Brands Holdings, Inc 10,919,210
294,741 Experian Group Ltd 11,390,432
128,393 Verisk Analytics, Inc 29,394,293
124,483 Waste Connections, Inc 17,573,265
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 127,698,727
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .9%
4,228 * AutoZone, Inc 10,492,712
83,777 * Burlington Stores, Inc 14,880,471
88,889 * Five Below, Inc 18,519,134
2,734 * SharkNinja Hong Kong Co Ltd 115,676
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 44,007,993
CONSUMER DURABLES & APPAREL - 3 .2%
163,883 * Capri Holdings Ltd 6,048,922
105,515 * Garmin Ltd 11,172,983
2,128,800 Prada S.p.A 15,152,430
786,048 * Traeger, Inc 3,505,774
TOTAL CONSUMER DURABLES & APPAREL 35,880,109
CONSUMER SERVICES - 8 .4%
314,522 * Carnival Corp 5,925,594
448,843 Entain PLC 7,994,552
441,006 *,e European Wax Center, Inc 8,542,286
139,981 * Expedia Group, Inc 17,151,872
68,433 Hyatt Hotels Corp 8,646,510
135,714 MGM Resorts International 6,890,200
163,026 e Restaurant Brands International, Inc 12,481,271
2,567,389 *,e Sabre Corp 10,526,295
135,384 * Trip.com Group Ltd (ADR) 5,556,159
101,645 Wynn Resorts Ltd 11,077,272
TOTAL CONSUMER SERVICES 94,792,011
ENERGY - 4 .0%
181,298 * Antero Resources Corp 4,849,722
125,847 Cheniere Energy, Inc 20,369,595
129,768 Diamondback Energy, Inc 19,117,422
27,838 Vitesse Energy, Inc 701,239
TOTAL ENERGY 45,037,978
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
131,699 Simon Property Group, Inc 16,409,695
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 16,409,695

Mid-Cap Growth Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES - 6 .5%
5,351 *,g Adyen NV $ 9,931,534
68,785 Ameriprise Financial, Inc 23,968,133
814,235 * Grab Holdings Ltd. 3,118,520
231,901 Jefferies Financial Group, Inc 8,531,638
46,230 LPL Financial Holdings, Inc 10,603,313
782,271 * Marqeta, Inc 4,365,072
151,158 Tradeweb Markets, Inc 12,363,213
TOTAL FINANCIAL SERVICES 72,881,423
FOOD, BEVERAGE & TOBACCO - 3 .0%
45,313 * Celsius Holdings, Inc 6,556,791
1,113,337 Davide Campari-Milano NV 14,973,135
365,710 Fevertree Drinks plc 6,298,459
82,243 * Freshpet, Inc 6,048,150
TOTAL FOOD, BEVERAGE & TOBACCO 33,876,535
HEALTH CARE EQUIPMENT & SERVICES - 11 .0%
71,641 * Align Technology, Inc 27,072,417
255,698 * Dexcom, Inc 31,849,743
15,859 * IDEXX Laboratories, Inc 8,797,463
25,537 * Inspire Medical Systems, Inc 7,349,804
25,692 * Insulet Corp 7,110,261
65,597 * Molina Healthcare, Inc 19,973,631
105,365 * Veeva Systems, Inc 21,517,640
TOTAL HEALTH CARE EQUIPMENT & SERVICES 123,670,959
INSURANCE - 1 .4%
167,114 * Arch Capital Group Ltd 12,983,087
99,105 * Trupanion, Inc 3,057,389
TOTAL INSURANCE 16,040,476
MATERIALS - 2 .4%
178,361 Corteva, Inc 10,064,911
89,674 Crown Holdings, Inc 8,318,160
62,954 Westlake Chemical Corp 8,656,175
TOTAL MATERIALS 27,039,246
MEDIA & ENTERTAINMENT - 4 .0%
335,568 * Match Group, Inc 15,607,268
275,325 * ROBLOX Corp 10,806,506
131,789 * Trade Desk, Inc 12,027,064
523,139 * Warner Bros Discovery, Inc 6,837,427
TOTAL MEDIA & ENTERTAINMENT 45,278,265
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
69,635 Agilent Technologies, Inc 8,479,454
35,654 * Alnylam Pharmaceuticals, Inc 6,966,792
46,704 * Charles River Laboratories International, Inc 9,786,356
376,336 * Elanco Animal Health, Inc 4,542,376
73,871 * Horizon Therapeutics Plc 7,407,045
26,109 * Illumina, Inc 5,016,844
43,844 * Krystal Biotech Inc 5,660,261
76,739 * Sarepta Therapeutics, Inc 8,317,740
52,884 West Pharmaceutical Services, Inc 19,463,427
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,640,295
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .7%
128,556 Entegris, Inc 14,103,879
191,189 Marvell Technology, Inc 12,452,140
48,359 Monolithic Power Systems, Inc 27,056,377
45,224 NXP Semiconductors NV 10,084,047
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 63,696,443

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 16 .3%
248,274 Bentley Systems, Inc $ 13,377,003
33,894 * Datadog, Inc 3,956,108
182,158 * DocuSign, Inc 9,803,743
1,969 * EPAM Systems, Inc 466,279
149,247 * Five9, Inc 13,096,424
43,151 * Gartner, Inc 15,257,762
40,734 * HubSpot, Inc 23,648,124
36,195 * MongoDB, Inc 15,324,963
150,000 * Oddity Tech Ltd 7,993,500
78,037 * Okta, Inc 5,997,924
65,104 * Palo Alto Networks, Inc 16,273,396
88,862 * Paylocity Holding Corp 20,158,345
398,125 * SentinelOne, Inc 6,636,744
49,330 * Synopsys, Inc 22,287,294
202,342 * Unity Software, Inc 9,275,357
TOTAL SOFTWARE & SERVICES 183,552,966
TELECOMMUNICATION SERVICES - 0 .0%
153,712 *,† GCI Liberty, Inc 0
TOTAL TELECOMMUNICATION SERVICES 0
TRANSPORTATION - 1 .0%
709,037 * Grab Holdings Ltd 2,715,612
520,665 * Hertz Global Holdings, Inc 8,773,205
TOTAL TRANSPORTATION 11,488,817
TOTAL COMMON STOCKS 1,094,017,289
(Cost $914,653,029)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
TRANSPORTATION - 0 .1%
169,870 Hertz Global Holdings, Inc 06/30/51 1,566,202
TOTAL TRANSPORTATION 1,566,202
TOTAL RIGHTS/WARRANTS 1,566,202
(Cost $2,029,947)
TOTAL LONG-TERM INVESTMENTS 1,095,583,491
(Cost $916,682,976)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.8%
REPURCHASE AGREEMENT - 2 .5%
$ 25,950,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 25,950,000
2,113,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,113,000
TOTAL REPURCHASE AGREEMENT 28,063,000
TREASURY DEBT - 0 .3%
3,000,000 United States Treasury Bill 0 .000 08/08/23 2,996,947
TOTAL TREASURY DEBT 2,996,947
TOTAL SHORT-TERM INVESTMENTS 31,059,947
(Cost $31,059,996)

Mid-Cap Growth Fund July 31, 2023

Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,041,962 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340% $ 1,041,962
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,041,962
(Cost $1,041,962)
TOTAL INVESTMENTS - 100.1% 1,127,685,400
(Cost $948,784,934)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,421,928)
NET ASSETS - 100.0% $ 1,126,263,472
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,457,980.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $25,950,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $26,469,057.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,113,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,155,326.

Portfolio of Investments
Mid-Cap Value Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
BANKS - 2 .6%
339,563 East West Bancorp, Inc $ 21,124,214
1,710,071 New York Community Bancorp, Inc 23,718,685
TOTAL BANKS 44,842,899
CAPITAL GOODS - 23 .0%
78,179 3M Co 8,716,958
198,124 Ametek, Inc 31,422,466
567,771 Carrier Global Corp 33,810,763
157,513 Crane Co 14,757,393
157,513 Crane Holdings Co 9,316,894
112,869 Curtiss-Wright Corp 21,598,612
46,015 Dover Corp 6,716,809
89,079 Eaton Corp 18,289,700
128,904 * Generac Holdings, Inc 19,812,545
515,457 Howmet Aerospace, Inc 26,360,471
199,241 ITT, Inc 19,844,404
381,651 Johnson Controls International plc 26,543,827
481,495 nVent Electric plc 25,461,456
85,490 Parker-Hannifin Corp 35,051,755
127,120 Regal-Beloit Corp 19,853,602
50,115 United Rentals, Inc 23,287,438
160,186 WESCO International, Inc 28,123,856
285,738 Westinghouse Air Brake Technologies Corp 33,842,809
TOTAL CAPITAL GOODS 402,811,758
COMMERCIAL & PROFESSIONAL SERVICES - 0 .9%
106,585 Republic Services, Inc 16,106,059
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,106,059
CONSUMER DURABLES & APPAREL - 2 .6%
561,965 * Capri Holdings Ltd 20,742,128
2,145,922 Newell Brands Inc 23,948,490
TOTAL CONSUMER DURABLES & APPAREL 44,690,618
CONSUMER SERVICES - 6 .8%
65,967 Domino's Pizza, Inc 26,171,747
253,959 * Expedia Group, Inc 31,117,596
691,767 MGM Resorts International 35,121,011
345,854 Wyndham Hotels & Resorts, Inc 26,948,944
TOTAL CONSUMER SERVICES 119,359,298
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .0%
304,115 * Performance Food Group Co 18,173,912
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,173,912
ENERGY - 5 .7%
168,144 Diamondback Energy, Inc 24,770,974
2,647,192 Permian Resources Corp 30,945,675
130,572 Pioneer Natural Resources Co 29,466,183
117,495 Valero Energy Corp 15,146,280
TOTAL ENERGY 100,329,112
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7 .8%
365,387 Apartment Income REIT Corp 12,620,467
118,327 EastGroup Properties, Inc 20,965,178

Mid-Cap Value Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
101,494 Extra Space Storage, Inc $ 14,165,518
621,235 Kimco Realty Corp 12,586,221
1,906,895 Medical Properties Trust, Inc 19,240,570
343,807 Rexford Industrial Realty, Inc 18,940,328
133,681 Sun Communities, Inc 17,418,634
678,833 VICI Properties, Inc 21,369,663
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 137,306,579
FINANCIAL SERVICES - 10 .0%
82,896 Ameriprise Financial, Inc 28,885,111
734,907 Equitable Holdings, Inc 21,084,482
508,808 Fidelity National Information Services, Inc 30,721,827
245,570 * Fiserv, Inc 30,993,390
96,145 * FleetCor Technologies, Inc 23,931,452
97,801 LPL Financial Holdings, Inc 22,431,637
376,031 OneMain Holdings, Inc 17,101,890
TOTAL FINANCIAL SERVICES 175,149,789
FOOD, BEVERAGE & TOBACCO - 1 .4%
668,845 Kraft Heinz Co 24,198,812
TOTAL FOOD, BEVERAGE & TOBACCO 24,198,812
HEALTH CARE EQUIPMENT & SERVICES - 3 .1%
392,214 * Centene Corp 26,705,851
59,132 Humana, Inc 27,013,272
TOTAL HEALTH CARE EQUIPMENT & SERVICES 53,719,123
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
326,533 Spectrum Brands Holdings, Inc 25,603,453
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,603,453
INSURANCE - 7 .1%
439,556 American International Group, Inc 26,496,436
73,095 Everest Re Group Ltd 26,351,478
303,233 Metlife, Inc 19,094,582
523,319 Unum Group 25,438,536
123,317 Willis Towers Watson plc 26,060,582
TOTAL INSURANCE 123,441,614
MATERIALS - 4 .9%
561,533 Corteva, Inc 31,687,307
361,598 DuPont de Nemours, Inc 28,070,853
729,496 Graphic Packaging Holding Co 17,653,803
197,181 Sealed Air Corp 8,995,397
TOTAL MATERIALS 86,407,360
MEDIA & ENTERTAINMENT - 1 .1%
398,903 * Match Group, Inc 18,552,979
TOTAL MEDIA & ENTERTAINMENT 18,552,979
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .4%
85,195 * Biogen, Inc 23,018,837
1,265,299 * Exelixis, Inc 24,939,043
118,890 * United Therapeutics Corp 28,856,981
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 76,814,861
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .3%
202,822 Marvell Technology, Inc 13,209,797
96,227 Microchip Technology, Inc 9,039,564
335,676 e STMicroelectronics NV 18,019,088
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 40,268,449

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 3 .6%
546,944 * DXC Technology Co $ 15,123,002
1,488,135 Gen Digital, Inc 28,944,226
39,551 Roper Technologies, Inc 19,500,620
TOTAL SOFTWARE & SERVICES 63,567,848
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
2,436,527 Hewlett Packard Enterprise Co 42,346,839
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 42,346,839
TRANSPORTATION - 2 .0%
328,721 Delta Air Lines, Inc 15,206,633
565,898 Southwest Airlines Co 19,331,076
TOTAL TRANSPORTATION 34,537,709
UTILITIES - 5 .2%
358,477 Alliant Energy Corp 19,264,554
188,873 American Electric Power Co, Inc 16,005,098
513,581 e Brookfield Renewable Corp 16,008,320
279,347 Dominion Energy, Inc 14,959,032
624,083 FirstEnergy Corp 24,582,629
TOTAL UTILITIES 90,819,633
TOTAL COMMON STOCKS 1,739,048,704
(Cost $1,515,106,270)
TOTAL LONG-TERM INVESTMENTS 1,739,048,704
(Cost $1,515,106,270)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 2,645,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 2,645,000
TOTAL REPURCHASE AGREEMENT 2,645,000
TOTAL SHORT-TERM INVESTMENTS 2,645,000
(Cost $2,645,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
18,495,103 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 18,495,103
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 18,495,103
(Cost $18,495,103)
TOTAL INVESTMENTS - 100.6% 1,760,188,807
(Cost $1,536,246,373)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (10,828,778)
NET ASSETS - 100.0% $ 1,749,360,029
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,986,190.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $2,645,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,697,986.

Quant Small-Cap Equity Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .6%
276,100 Dana Inc $ 5,240,378
124,790 * Fox Factory Holding Corp 13,964,001
105,960 * Gentherm, Inc 6,333,229
639,729 * Goodyear Tire & Rubber Co 10,286,843
243,100 * Modine Manufacturing Co 9,130,836
TOTAL AUTOMOBILES & COMPONENTS 44,955,287
BANKS - 8 .1%
183,010 Ameris Bancorp 7,988,386
217,370 * Axos Financial, Inc 10,216,390
271,931 Bank of NT Butterfield & Son Ltd 8,737,143
149,634 Banner Corp 7,124,075
373,720 Brookline Bancorp, Inc 3,991,329
264,820 Cadence BanCorp 6,633,741
219,650 Cathay General Bancorp 8,355,486
150,600 Central Pacific Financial Corp 2,746,944
233,230 Columbia Banking System, Inc 5,212,690
201,743 ConnectOne Bancorp, Inc 4,129,679
280,390 *,e Customers Bancorp, Inc 11,770,772
434,710 CVB Financial Corp 8,202,978
161,440 Eagle Bancorp, Inc 4,471,888
146,130 Enterprise Financial Services Corp 5,991,330
160,010 First Busey Corp 3,465,817
118,970 First Financial Bancorp 2,747,017
90,270 First Financial Corp 3,449,217
189,910 First Merchants Corp 6,099,909
246,000 Hancock Whitney Corp 10,826,460
151,450 Heartland Financial USA, Inc 5,200,793
320,260 Heritage Commerce Corp 3,074,496
227,300 e Horizon Bancorp 2,816,247
79,079 Independent Bank Corp 1,633,772
214,810 Lakeland Bancorp, Inc 3,245,779
73,310 *,e Metropolitan Bank Holding Corp 3,320,210
149,420 National Bank Holdings Corp 5,134,071
256,900 OceanFirst Financial Corp 4,786,047
417,910 OFG Bancorp 13,995,806
202,420 Old National Bancorp 3,447,213
302,020 Pacific Premier Bancorp, Inc 7,713,591
53,650 Peapack Gladstone Financial Corp 1,568,189
60,595 QCR Holdings, Inc 3,104,282
211,790 Renasant Corp 6,552,783
217,620 Towne Bank 5,501,434
85,200 UMB Financial Corp 6,049,200
315,302 United Community Banks, Inc 9,165,829
160,570 Washington Federal, Inc 4,984,093
170,970 WesBanco, Inc 4,788,870
155,210 Westamerica Bancorporation 7,634,780
TOTAL BANKS 225,878,736
CAPITAL GOODS - 12 .4%
40,390 Albany International Corp (Class A) 3,888,749
543,510 * API Group Corp 15,631,348
98,150 Applied Industrial Technologies, Inc 14,230,768
57,950 Arcosa, Inc 4,472,581
149,863 * Atkore International Group, Inc 23,778,762

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
173,620 Barnes Group, Inc $ 6,823,266
158,980 Comfort Systems USA, Inc 27,657,751
53,189 CSW Industrials, Inc 9,603,274
15,140 EMCOR Group, Inc 3,255,706
160,260 Enerpac Tool Group Corp 4,403,945
92,540 EnerSys 10,023,933
76,475 EnPro Industries, Inc 10,613,200
42,210 ESCO Technologies, Inc 4,244,215
172,010 Federal Signal Corp 10,508,091
332,710 * Fluor Corp 10,307,356
20,330 Franklin Electric Co, Inc 2,009,011
236,870 FTAI Aviation Ltd 7,629,583
81,580 * GMS, Inc 6,011,630
175,860 H&E Equipment Services, Inc 8,543,279
528,000 * Janus International Group, Inc 6,029,760
70,890 John Bean Technologies Corp 8,762,713
88,340 McGrath RentCorp 8,514,209
559,211 * MRC Global, Inc 6,313,492
106,840 Mueller Industries, Inc 8,660,450
635,750 * NOW, Inc 7,241,192
188,490 * Parsons Corp 9,315,176
280,620 * PGT Innovations, Inc 8,028,538
160,810 Rush Enterprises, Inc (Class A) 10,401,191
397,930 * Shoals Technologies Group, Inc 10,330,263
133,100 Shyft Group, Inc 1,920,633
75,210 Simpson Manufacturing Co, Inc 11,883,180
123,790 * SPX Technologies, Inc 10,473,872
32,470 Standex International Corp 4,824,068
129,050 * Titan Machinery, Inc 4,119,276
529,670 * Triumph Group, Inc 6,700,325
135,910 UFP Industries, Inc 13,966,112
269,410 Wabash National Corp 6,379,629
57,810 Watts Water Technologies, Inc (Class A) 10,783,299
59,100 * WillScot Mobile Mini Holdings Corp 2,833,845
236,874 Zurn Water Solutions Corp 7,210,445
TOTAL CAPITAL GOODS 348,328,116
COMMERCIAL & PROFESSIONAL SERVICES - 3 .3%
196,460 * CBIZ, Inc 10,390,769
90,690 * ExlService Holdings, Inc 12,782,755
132,322 Exponent, Inc 11,853,405
139,570 * First Advantage Corp 2,093,550
79,770 * Franklin Covey Co 3,801,040
501,770 Healthcare Services Group 6,327,320
66,910 Heidrick & Struggles International, Inc 1,824,636
96,060 * Huron Consulting Group, Inc 9,084,394
69,953 ICF International, Inc 8,225,773
99,890 KBR, Inc 6,142,236
163,550 * Montrose Environmental Group, Inc 6,618,869
53,030 * NV5 Global Inc 5,809,437
80,920 * TriNet Group, Inc 8,515,212
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 93,469,396
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .4%
244,130 * Abercrombie & Fitch Co (Class A) 9,669,989
191,180 Build-A-Bear Workshop, Inc 4,693,469
135,760 e Camping World Holdings, Inc 4,348,393
631,000 * CarParts.com, Inc 3,167,620
262,810 * National Vision Holdings, Inc 5,684,580
176,340 * Overstock.com, Inc 6,431,120
227,780 Rent-A-Center, Inc 7,888,022
86,260 e Signet Jewelers Ltd 6,943,068
105,870 * Sleep Number Corp 2,931,540

Quant Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
278,200 * Urban Outfitters, Inc $ 10,118,134
440,110 * Warby Parker, Inc 6,575,243
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 68,451,178
CONSUMER DURABLES & APPAREL - 1 .5%
294,260 * Callaway Golf Co 5,876,372
67,530 * Crocs, Inc 7,316,875
44,310 Installed Building Products, Inc 6,558,766
68,820 * M/I Homes, Inc 6,882,000
82,322 * Skyline Champion Corp 5,734,551
197,040 * Taylor Morrison Home Corp 9,540,677
TOTAL CONSUMER DURABLES & APPAREL 41,909,241
CONSUMER SERVICES - 3 .7%
11,550 * Biglari Holdings, Inc (B Shares) 2,346,498
44,600 Carriage Services, Inc 1,443,702
310,320 * Coursera, Inc 4,868,921
155,310 * Dave & Buster's Entertainment, Inc 7,113,198
231,480 * Denny's Corp 2,722,205
77,260 * Duolingo, Inc 11,989,979
467,280 * Everi Holdings, Inc 6,934,435
210,580 * frontdoor, Inc 7,353,453
404,700 International Game Technology plc 13,691,001
229,790 e Krispy Kreme, Inc 3,538,766
673,610 Laureate Education, Inc 8,635,680
29,390 Monarch Casino & Resort, Inc 2,037,315
161,020 * OneSpaWorld Holdings Ltd 2,068,302
297,200 * Portillo's, Inc 6,850,460
168,270 * Stride, Inc 6,429,597
320,240 *,e Target Hospitality Corp 4,089,465
72,360 Texas Roadhouse, Inc (Class A) 8,071,758
98,200 * Xponential Fitness, Inc 2,073,984
TOTAL CONSUMER SERVICES 102,258,719
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
107,348 Andersons, Inc 5,240,729
195,460 * Chefs' Warehouse Holdings, Inc 7,103,017
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,343,746
ENERGY - 7 .4%
154,040 Ardmore Shipping Corp 2,168,883
20,390 Bonanza Creek Energy, Inc 1,526,395
325,330 California Resources Corp 17,356,355
323,710 ChampionX Corp 11,524,076
95,930 Chesapeake Energy Corp 8,090,736
215,500 CVR Energy, Inc 7,917,470
324,940 Delek US Holdings, Inc 8,965,095
86,790 * Denbury, Inc 7,629,709
413,330 * Diamond Offshore Drilling, Inc 6,543,014
407,810 Golar LNG Ltd 9,836,377
60,830 Helmerich & Payne, Inc 2,723,359
603,670 Liberty Oilfield Services, Inc 9,942,445
469,950 Murphy Oil Corp 20,334,736
1,465,040 Nordic American Tankers Ltd 6,431,526
29,670 Oasis Petroleum, Inc 4,653,443
306,060 * Oceaneering International, Inc 6,871,047
413,729 * Par Pacific Holdings, Inc 13,024,189
253,766 PBF Energy, Inc 12,038,659
718,600 RPC, Inc 5,978,752
102,870 * Seadrill Ltd 5,031,372
331,090 Select Energy Services, Inc 2,784,467
92,620 SM Energy Co 3,361,180
115,630 Teekay Tankers Ltd 5,042,624

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
241,820 Vitesse Energy, Inc $ 6,091,446
250,470 * Weatherford International Ltd 20,814,057
TOTAL ENERGY 206,681,412
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .1%
306,940 American Assets Trust, Inc 6,906,150
619,110 Apple Hospitality REIT, Inc 9,596,205
557,890 Broadstone Net Lease, Inc 9,093,607
820,430 DiamondRock Hospitality Co 6,973,655
846,540 Diversified Healthcare Trust 1,769,268
13,490 EastGroup Properties, Inc 2,390,158
803,440 Empire State Realty Trust, Inc 7,190,788
424,000 Essential Properties Realty Trust, Inc 10,409,200
279,150 Four Corners Property Trust, Inc 7,341,645
634,880 Independence Realty Trust, Inc 10,818,355
78,700 InvenTrust Properties Corp 1,915,558
464,370 Kite Realty Group Trust 10,624,786
449,180 Lexington Realty Trust 4,523,243
753,270 Macerich Co 9,604,192
351,910 d Phillips Edison & Co, Inc 12,425,942
642,930 Piedmont Office Realty Trust, Inc 4,783,399
99,580 PotlatchDeltic Corp 5,340,475
694,270 RLJ Lodging Trust 7,150,981
142,700 Ryman Hospitality Properties 13,597,883
663,690 Summit Hotel Properties, Inc 4,274,164
774,330 Sunstone Hotel Investors, Inc 7,890,423
483,460 Tanger Factory Outlet Centers, Inc 11,317,799
405,320 Xenia Hotels & Resorts, Inc 5,147,564
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 171,085,440
FINANCIAL SERVICES - 6 .1%
135,470 A-Mark Precious Metals, Inc 5,525,821
368,370 Apollo Commercial Real Estate Finance, Inc 4,346,766
256,690 Artisan Partners Asset Management, Inc 10,650,068
479,710 * AvidXchange Holdings, Inc 5,953,201
1,891,740 BGC Group, Inc 9,004,682
173,080 Enact Holdings, Inc 4,707,776
191,783 * Enova International, Inc 10,565,325
281,610 Essent Group Ltd 13,967,856
237,390 * Flywire Corp 8,104,495
346,560 * Green Dot Corp 6,775,248
526,330 * LendingClub Corp 4,415,909
634,870 MFA Financial, Inc 7,148,636
279,840 Navient Corp 5,328,154
383,305 * NMI Holdings, Inc 10,238,077
355,350 * Open Lending Corp 4,011,901
1,470,550 * Payoneer Global, Inc 7,823,326
37,040 Piper Jaffray Cos 5,421,174
368,260 Radian Group, Inc 9,917,242
208,700 * Remitly Global, Inc 4,023,736
677,290 * Repay Holdings Corp 5,655,372
930,370 * StoneCo Ltd 13,481,061
187,100 Victory Capital Holdings, Inc 6,204,236
39,760 Virtus Investment Partners, Inc 8,179,825
TOTAL FINANCIAL SERVICES 171,449,887
FOOD, BEVERAGE & TOBACCO - 1 .6%
89,442 Calavo Growers, Inc 3,374,647
16,270 Coca-Cola Consolidated Inc 10,305,581
433,866 * Hostess Brands, Inc 10,430,138
27,720 Lancaster Colony Corp 5,339,703
42,300 * National Beverage Corp 2,235,555
608,840 Primo Water Corp 8,627,263

Quant Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
279,830 * Sovos Brands, Inc $ 4,980,974
TOTAL FOOD, BEVERAGE & TOBACCO 45,293,861
HEALTH CARE EQUIPMENT & SERVICES - 6 .3%
266,970 * Accolade, Inc 4,009,889
541,530 * Alphatec Holdings Inc 9,568,835
251,620 * Angiodynamics, Inc 2,186,578
167,290 * AtriCure, Inc 9,259,502
96,520 * Castle Biosciences, Inc 1,626,362
151,890 * Fulgent Genetics, Inc 5,897,889
137,470 * Guardant Health, Inc 5,364,079
125,370 * Health Catalyst, Inc 1,758,941
126,424 HealthStream, Inc 2,842,012
696,370 * Hims & Hers Health, Inc 6,246,439
144,290 * Inari Medical, Inc 8,234,630
85,600 * Integer Holding Corp 7,916,288
193,857 * Lantheus Holdings, Inc 16,766,692
106,430 * LivaNova plc 6,220,834
142,310 * Merit Medical Systems, Inc 10,626,288
32,130 * ModivCare, Inc 1,405,366
319,190 *,e Nano-X Imaging Ltd 3,957,956
137,220 * Neogen Corp 3,182,132
350,130 * NextGen Healthcare, Inc 5,822,662
448,880 * Option Care Health, Inc 15,163,166
394,260 * Owens & Minor, Inc 7,585,562
272,500 Patterson Cos, Inc 8,962,525
270,640 * Progyny, Inc 11,301,926
35,160 * Shockwave Medical Inc 9,162,696
228,920 * Surgery Partners, Inc 8,843,180
216,210 * Zimvie, Inc 2,966,401
TOTAL HEALTH CARE EQUIPMENT & SERVICES 176,878,830
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
388,280 * BellRing Brands, Inc 13,958,666
227,900 * elf Beauty, Inc 26,600,488
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 40,559,154
INSURANCE - 1 .5%
137,630 American Equity Investment Life Holding Co 7,386,602
289,160 * BRP Group, Inc 7,202,975
97,870 Employers Holdings, Inc 3,780,718
60,460 F&G Annuities & Life, Inc 1,584,052
121,540 * Goosehead Insurance, Inc 8,127,380
44,230 * Palomar Holdings, Inc 2,678,569
111,200 Selective Insurance Group, Inc 11,474,728
TOTAL INSURANCE 42,235,024
MATERIALS - 4 .7%
69,200 AdvanSix, Inc 2,775,612
262,840 * Aspen Aerogels, Inc 2,192,085
162,700 Carpenter Technology Corp 9,739,222
264,270 Commercial Metals Co 15,121,529
367,990 * Constellium SE 7,024,929
73,120 Innospec, Inc 7,834,077
45,520 Materion Corp 5,423,253
115,940 Minerals Technologies, Inc 7,112,919
141,964 Myers Industries, Inc 2,783,914
645,000 * O-I Glass, Inc 14,809,200
93,524 Olympic Steel, Inc 5,217,704
271,860 Orion Engineered Carbons SA 5,959,171
590,540 * PQ Group Holdings, Inc 7,257,737
671,490 * Rayonier Advanced Materials, Inc 3,176,148
224,930 Ryerson Holding Corp 9,557,276

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
36,185 Schnitzer Steel Industries, Inc (Class A) $ 1,310,259
28,210 Sensient Technologies Corp 1,806,568
338,100 * Summit Materials, Inc 12,232,458
120,640 Worthington Industries, Inc 9,002,157
TOTAL MATERIALS 130,336,218
MEDIA & ENTERTAINMENT - 2 .2%
106,120 * Atlanta Braves Holdings, Inc 4,321,207
223,950 * Cars.com, Inc 5,108,300
1,545,090 * Clear Channel 2,781,162
336,230 Entravision Communications Corp (Class A) 1,607,179
725,920 * Eventbrite Inc 8,355,339
326,980 * Integral Ad Science Holding Corp 6,817,533
420,770 * Lions Gate Entertainment Corp (Class B) 3,080,036
359,680 * PubMatic, Inc 7,190,003
109,600 Shutterstock, Inc 5,638,920
759,710 * Vimeo, Inc 3,130,005
309,970 * WideOpenWest, Inc 2,554,153
250,730 * Yelp, Inc 11,295,387
TOTAL MEDIA & ENTERTAINMENT 61,879,224
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .3%
1,725,090 * ADMA Biologics, Inc 7,159,123
414,930 * Alkermes plc 12,149,150
204,760 * Amphastar Pharmaceuticals, Inc 12,426,884
239,990 * Amylyx Pharmaceuticals, Inc 5,627,765
324,990 * Arcus Biosciences, Inc 6,467,301
114,020 * Arvinas, Inc 2,818,574
755,870 *,e Aurinia Pharmaceuticals, Inc 8,752,975
492,250 * BioCryst Pharmaceuticals, Inc 3,637,727
170,010 * Biohaven Ltd 3,379,799
245,470 * Bridgebio Pharma, Inc 8,593,905
280,750 * Chinook Therapeutics, Inc 10,999,785
652,001 * Codexis, Inc 2,347,204
213,590 * Day One Biopharmaceuticals, Inc 2,827,932
408,730 * Deciphera Pharmaceuticals, Inc 5,526,030
332,330 * Dynavax Technologies Corp 4,649,297
681,080 * Editas Medicine, Inc 5,979,882
454,030 * Evolus, Inc 4,549,381
103,400 * Halozyme Therapeutics, Inc 4,442,064
190,763 * Harmony Biosciences Holdings, Inc 6,747,287
811,970 * Immunogen, Inc 14,469,305
261,300 * Immunovant, Inc 5,965,479
355,040 * Intercept Pharmaceuticals, Inc 3,834,432
216,784 * Intra-Cellular Therapies, Inc 13,405,923
976,260 * Iovance Biotherapeutics, Inc 7,087,648
290,790 * Kura Oncology, Inc 3,035,848
397,740 * MacroGenics, Inc 1,897,220
1,036,684 * Mersana Therapeutics, Inc 1,269,938
303,700 * NGM Biopharmaceuticals Inc 719,769
385,180 *,e Nkarta, Inc 882,062
339,610 * Nurix Therapeutics, Inc 3,297,613
600,710 * Ocular Therapeutix, Inc 2,727,223
136,224 Phibro Animal Health Corp 1,972,524
330,980 * Protagonist Therapeutics, Inc 6,421,012
431,895 * Recursion Pharmaceuticals, Inc 6,098,357
77,140 * Replimune Group, Inc 1,625,340
192,140 * Revance Therapeutics, Inc 4,540,268
1,879,010 * Rigel Pharmaceuticals, Inc 2,593,034
305,430 * Travere Therapeutics, Inc 5,250,342
189,510 * Vanda Pharmaceuticals, Inc 1,095,368
304,110 * Veracyte, Inc 8,347,819
228,170 * Vericel Corp 8,195,866

Quant Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
12,280 * Vertex Pharmaceuticals, Inc $ 4,326,735
223,350 * Viridian Therapeutics, Inc 4,190,046
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 232,331,236
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .5%
75,620 * Axcelis Technologies, Inc 15,160,298
82,750 * Diodes, Inc 7,819,047
395,460 *,e indie Semiconductor, Inc 3,748,961
159,060 Kulicke & Soffa Industries, Inc 9,524,513
29,527 * Lattice Semiconductor Corp 2,685,185
29,720 * MACOM Technology Solutions Holdings, Inc 2,078,022
127,220 *,e Maxeon Solar Technologies Ltd 3,141,062
270,510 * MaxLinear, Inc 6,673,482
96,600 * PDF Solutions, Inc 4,442,634
420,290 * Photronics, Inc 11,116,671
280,020 * Rambus, Inc 17,532,052
202,200 * SMART Global Holdings, Inc 5,378,520
284,570 * Veeco Instruments, Inc 8,013,491
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 97,313,938
SOFTWARE & SERVICES - 6 .3%
125,870 * Alkami Technology, Inc 2,124,686
340,990 * Asana, Inc 8,279,237
75,730 * Brightcove, Inc 340,028
98,100 * Commvault Systems, Inc 7,644,933
295,120 * Domo, Inc 5,273,794
340,650 * EngageSmart, Inc 6,458,724
179,360 * Everbridge, Inc 5,531,462
270,250 * Fastly, Inc 4,964,492
573,910 * Freshworks, Inc 10,709,161
81,160 * Intapp, Inc 3,332,430
222,340 * LiveRamp Holdings, Inc 6,345,584
222,260 * Model N, Inc 7,405,703
733,480 * Olo, Inc 5,765,153
138,920 * Pagerduty, Inc 3,600,806
266,050 * PowerSchool Holdings, Inc 6,430,429
153,475 Progress Software Corp 9,217,708
258,690 * Q2 Holdings, Inc 9,175,734
98,840 * Qualys, Inc 13,718,992
184,734 * Rapid7, Inc 8,481,138
408,250 * Sprinklr, Inc 5,731,830
155,100 * Sprout Social, Inc 8,862,414
37,860 * SPS Commerce, Inc 6,829,565
189,740 * Squarespace, Inc 6,287,984
376,920 * Varonis Systems, Inc 10,817,604
174,170 * Verint Systems, Inc 6,508,733
250,390 * Yext, Inc 2,433,791
312,910 * Zuora Inc 3,670,434
TOTAL SOFTWARE & SERVICES 175,942,549
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .8%
165,580 Belden CDT, Inc 16,001,651
967,000 * CommScope Holding Co, Inc 4,351,500
601,720 * Extreme Networks, Inc 15,999,735
83,510 * Fabrinet 10,325,176
45,903 * OSI Systems, Inc 5,473,015
350,361 * Sanmina Corp 21,533,187
94,262 * Scansource, Inc 2,836,344
108,090 * Super Micro Computer, Inc 35,698,884
477,370 Vishay Intertechnology, Inc 13,437,966
42,139 * Vishay Precision Group, Inc 1,576,420

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
489,780 Xerox Holdings Corp $ 7,826,684
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 135,060,562
TELECOMMUNICATION SERVICES - 0 .8%
288,620 * Bandwidth Inc 4,372,593
259,330 * EchoStar Corp (Class A) 5,038,782
3,523,860 *,e Globalstar, Inc 3,805,769
276,720 * Gogo, Inc 4,170,171
44,480 Iridium Communications, Inc 2,337,424
190,540 * Radius Global Infrastructure, Inc 2,840,951
TOTAL TELECOMMUNICATION SERVICES 22,565,690
TRANSPORTATION - 2 .1%
24,542 ArcBest Corp 2,854,725
179,530 Costamare, Inc 2,005,350
28,326 Forward Air Corp 3,366,262
543,240 * Hawaiian Holdings, Inc 6,296,152
37,789 * Hub Group, Inc (Class A) 3,405,923
1,088,530 * Joby Aviation, Inc 9,742,343
342,740 * RXO, Inc 7,557,417
20,370 * Saia, Inc 8,619,362
233,420 * Skywest, Inc 10,268,146
258,540 * Sun Country Airlines Holdings, Inc 5,574,122
TOTAL TRANSPORTATION 59,689,802
UTILITIES - 3 .1%
167,770 Allete, Inc 9,635,031
226,980 Avista Corp 8,770,507
173,878 Black Hills Corp 10,490,060
254,119 e Brookfield Infrastructure Corp 11,872,440
150,490 Northwest Natural Holding Co 6,466,555
148,180 ONE Gas, Inc 11,725,484
147,210 Otter Tail Corp 11,925,482
228,621 Portland General Electric Co 10,898,363
73,360 Unitil Corp 3,817,654
TOTAL UTILITIES 85,601,576
TOTAL COMMON STOCKS 2,792,498,822
(Cost $2,250,436,701)
TOTAL LONG-TERM INVESTMENTS 2,792,498,822
(Cost $2,250,436,701)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .4%
$ 8,830,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 8,830,000
2,110,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,110,000
TOTAL REPURCHASE AGREEMENT 10,940,000
TREASURY DEBT - 0 .0%
1,500,000 United States Treasury Bill 0 .000 08/08/23 1,498,474
TOTAL TREASURY DEBT 1,498,474
TOTAL SHORT-TERM INVESTMENTS 12,438,474
(Cost $12,438,498)

Quant Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
38,172,072 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340% $ 38,172,072
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 38,172,072
(Cost $38,172,072)
TOTAL INVESTMENTS - 101.4% 2,843,109,368
(Cost $2,301,047,271)
OTHER ASSETS & LIABILITIES, NET - (1.4)% (40,509,077)
NET ASSETS - 100.0% $ 2,802,600,291
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,537,834.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $8,830,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $9,006,653.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,110,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,152,283.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E Mini Index 53 09/15/23  $ 5,136,755 $ 5,336,040 $ 199,285

Portfolio of Investments
Quant Small/Mid-Cap Equity Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .5%
201,080 Dana Inc $ 3,816,498
90,129 * Goodyear Tire & Rubber Co 1,449,274
35,830 Lear Corp 5,545,051
73,035 * Stoneridge, Inc 1,492,835
11,969 Thor Industries, Inc 1,382,300
27,130 * Visteon Corp 4,180,462
TOTAL AUTOMOBILES & COMPONENTS 17,866,420
BANKS - 5 .8%
45,690 Ameris Bancorp 1,994,369
47,862 * Axos Financial, Inc 2,249,514
10,370 Bancfirst Corp 1,035,963
112,648 Bank of NT Butterfield & Son Ltd 3,619,380
113,730 Bank OZK 4,973,413
118,230 BankUnited 3,527,983
89,442 Berkshire Hills Bancorp, Inc 2,040,172
166,088 Capitol Federal Financial 1,101,163
77,980 Cathay General Bancorp 2,966,359
86,254 Central Pacific Financial Corp 1,573,273
33,532 Community Bank System, Inc 1,805,028
101,240 CVB Financial Corp 1,910,399
38,400 East West Bancorp, Inc 2,388,864
19,297 Enterprise Financial Services Corp 791,177
145,578 First Bancorp 2,161,833
113,210 First Commonwealth Financial Corp 1,634,752
138,465 First Financial Bankshares, Inc 4,512,574
137,778 First Hawaiian, Inc 2,850,627
103,894 First Interstate Bancsystem, Inc 2,984,875
50,194 Glacier Bancorp, Inc 1,641,344
61,310 International Bancshares Corp 3,043,428
88,526 National Bank Holdings Corp 3,041,753
104,794 OFG Bancorp 3,509,551
203,285 Old National Bancorp 3,461,944
41,200 Pacific Premier Bancorp, Inc 1,052,248
75,774 Prosperity Bancshares, Inc 4,798,010
43,586 Renasant Corp 1,348,551
34,610 Westamerica Bancorporation 1,702,466
TOTAL BANKS 69,721,013
CAPITAL GOODS - 18 .2%
15,736 Aecom Technology Corp 1,369,032
25,300 AGCO Corp 3,367,430
11,580 Alamo Group, Inc 2,243,741
18,640 Allegion plc 2,178,270
92,556 Allison Transmission Holdings, Inc 5,432,112
204,636 * API Group Corp 5,885,331
38,192 Applied Industrial Technologies, Inc 5,537,458
24,200 Armstrong World Industries, Inc 1,872,112
64,058 * Atkore International Group, Inc 10,164,083
63,165 Boise Cascade Co 6,536,946
88,585 * Builders FirstSource, Inc 12,794,331
33,587 Comfort Systems USA, Inc 5,843,130
84,570 * Core & Main, Inc 2,673,258
13,560 Crane Co 1,270,436
13,760 Crane Holdings Co 813,904

Quant Small/Mid-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
23,770 Curtiss-Wright Corp $ 4,548,627
75,628 Donaldson Co, Inc 4,751,707
25,872 * Dycom Industries, Inc 2,576,334
25,619 EMCOR Group, Inc 5,509,110
93,366 Enerpac Tool Group Corp 2,565,698
34,660 EnerSys 3,754,371
15,203 EnPro Industries, Inc 2,109,872
48,534 Esab Corp 3,334,286
48,223 Federal Signal Corp 2,945,943
117,130 Flowserve Corp 4,422,829
137,670 * Fluor Corp 4,265,017
38,713 * Gibraltar Industries, Inc 2,503,570
76,590 Griffon Corp 3,195,335
34,351 Howmet Aerospace, Inc 1,756,710
63,593 ITT, Inc 6,333,863
221,757 * Janus International Group, Inc 2,532,465
96,393 * Kratos Defense & Security Solutions, Inc 1,454,570
9,870 Lennox International, Inc 3,626,633
249,423 * MRC Global, Inc 2,815,986
25,332 Mueller Industries, Inc 2,053,412
47,800 * NEXTracker, Inc 2,024,330
4,629 Nordson Corp 1,164,703
223,637 * NOW, Inc 2,547,225
142,657 nVent Electric plc 7,543,702
33,250 Oshkosh Corp 3,061,327
64,720 * Parsons Corp 3,198,462
101,202 Pentair plc 7,033,539
12,237 Quanta Services, Inc 2,467,224
59,320 Rush Enterprises, Inc (Class A) 3,836,818
12,851 Snap-On, Inc 3,501,126
47,834 * SPX Technologies, Inc 4,047,235
51,562 Textron, Inc 4,009,977
55,598 * Titan Machinery, Inc 1,774,688
247,982 * Triumph Group, Inc 3,136,972
89,700 UFP Industries, Inc 9,217,572
92,133 * Univar Solutions Inc 3,329,687
29,385 * Vectrus, Inc 1,512,152
25,397 Veritiv Corp 3,558,882
292,150 Vertiv Holdings Co 7,598,821
146,525 Wabash National Corp 3,469,712
28,808 WESCO International, Inc 5,057,821
TOTAL CAPITAL GOODS 218,129,887
COMMERCIAL & PROFESSIONAL SERVICES - 3 .0%
92,100 * ACV Auctions, Inc 1,610,829
317,990 * Alight, Inc 3,109,942
56,656 Booz Allen Hamilton Holding Co 6,859,908
23,301 Brink's Co 1,700,041
19,764 Concentrix Corp 1,645,155
23,567 * ExlService Holdings, Inc 3,321,769
35,975 Insperity, Inc 4,232,459
48,950 KBR, Inc 3,009,936
59,528 Kforce, Inc 3,776,456
22,626 Manpower, Inc 1,784,739
30,115 Tetra Tech, Inc 5,095,759
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 36,146,993
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .2%
20,063 * Autonation, Inc 3,229,742
340,527 * CarParts.com, Inc 1,709,445
15,798 Murphy USA, Inc 4,850,460
82,700 * Urban Outfitters, Inc 3,007,799

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
107,800 * Warby Parker, Inc $ 1,610,532
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,407,978
CONSUMER DURABLES & APPAREL - 2 .2%
75,334 * G-III Apparel Group Ltd 1,560,167
22,420 Installed Building Products, Inc 3,318,608
50,600 Kontoor Brands, Inc 2,143,416
23,090 Pulte Homes, Inc 1,948,565
43,120 * Skechers U.S.A., Inc (Class A) 2,396,610
92,970 Steven Madden Ltd 3,103,338
35,939 Tapestry, Inc 1,550,768
25,018 * TopBuild Corp 6,853,181
458,296 * Under Armour, Inc (Class A) 3,693,866
TOTAL CONSUMER DURABLES & APPAREL 26,568,519
CONSUMER SERVICES - 4 .0%
83,860 Bloomin' Brands, Inc 2,253,318
89,670 *,e Bowlero Corp 1,087,697
57,609 Boyd Gaming Corp 3,935,847
226,088 * Denny's Corp 2,658,795
25,893 * Duolingo, Inc 4,018,335
183,658 * Everi Holdings, Inc 2,725,485
78,220 * frontdoor, Inc 2,731,442
130,537 H&R Block, Inc 4,387,349
23,309 * Hilton Grand Vacations, Inc 1,083,869
154,987 International Game Technology plc 5,243,210
44,503 Red Rock Resorts, Inc 2,158,396
38,348 Texas Roadhouse, Inc (Class A) 4,277,719
176,100 Wendy's 3,784,389
41,970 Wyndham Hotels & Resorts, Inc 3,270,302
41,900 Wynn Resorts Ltd 4,566,262
TOTAL CONSUMER SERVICES 48,182,415
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .5%
60,855 Albertsons Cos, Inc 1,322,379
29,610 Andersons, Inc 1,445,560
77,038 * Chefs' Warehouse Holdings, Inc 2,799,561
89,306 * Performance Food Group Co 5,336,926
82,707 * United Natural Foods, Inc 1,720,306
136,931 * US Foods Holding Corp 5,851,062
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,475,794
ENERGY - 5 .7%
136,400 Archrock, Inc 1,590,424
82,030 California Resources Corp 4,376,300
39,500 Chesapeake Energy Corp 3,331,430
39,588 e CVR Energy, Inc 1,454,463
100,800 Delek US Holdings, Inc 2,781,072
23,775 * Denbury, Inc 2,090,060
242,485 * Diamond Offshore Drilling, Inc 3,838,538
21,170 * Gulfport Energy Operating Corp 2,168,866
194,018 Liberty Oilfield Services, Inc 3,195,476
161,920 Magnolia Oil & Gas Corp 3,586,528
103,410 Murphy Oil Corp 4,474,551
6,140 Oasis Petroleum, Inc 962,998
163,763 * Par Pacific Holdings, Inc 5,155,259
193,749 PBF Energy, Inc 9,191,453
41,700 PDC Energy, Inc 3,164,613
622,983 * Southwestern Energy Co 4,036,930
104,950 Vitesse Energy, Inc 2,643,691
84,198 * Weatherford International Ltd 6,996,854

Quant Small/Mid-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
119,958 World Fuel Services Corp $ 2,703,853
TOTAL ENERGY 67,743,359
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .4%
147,707 Acadia Realty Trust 2,320,477
94,772 Alexander & Baldwin, Inc 1,819,622
101,690 American Assets Trust, Inc 2,288,025
47,600 American Homes 4 Rent 1,784,048
129,940 Americold Realty Trust 4,212,655
117,409 Apartment Income REIT Corp 4,055,307
110,770 Apple Hospitality REIT, Inc 1,716,935
133,088 Brixmor Property Group, Inc 3,026,421
15,771 Camden Property Trust 1,720,458
18,700 EastGroup Properties, Inc 3,313,266
51,945 EPR Properties 2,318,825
66,746 Equity Lifestyle Properties, Inc 4,750,980
163,790 Essential Properties Realty Trust, Inc 4,021,045
65,749 First Industrial Realty Trust, Inc 3,399,223
88,787 Gaming and Leisure Properties, Inc 4,213,831
171,540 Kimco Realty Corp 3,475,400
171,200 Kite Realty Group Trust 3,917,056
273,130 Lexington Realty Trust 2,750,419
72,514 National Retail Properties, Inc 3,094,898
36,900 Omega Healthcare Investors, Inc 1,177,110
189,887 Piedmont Office Realty Trust, Inc 1,412,759
71,166 Regency Centers Corp 4,663,508
69,598 Retail Opportunities Investment Corp 1,025,179
83,450 Rexford Industrial Realty, Inc 4,597,261
47,287 Ryman Hospitality Properties 4,505,978
202,901 Service Properties Trust 1,722,630
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 77,303,316
FINANCIAL SERVICES - 7 .3%
8,552 Affiliated Managers Group, Inc 1,185,649
129,400 Ally Financial, Inc 3,951,876
48,900 Artisan Partners Asset Management, Inc 2,028,861
301,488 * AvidXchange Holdings, Inc 3,741,466
138,004 Brightsphere Investment Group, Inc 2,936,725
130,838 * Cannae Holdings, Inc 2,666,478
26,088 CBOE Global Markets, Inc 3,643,972
83,322 Essent Group Ltd 4,132,771
35,171 EVERTEC, Inc 1,383,275
5,666 Factset Research Systems, Inc 2,464,937
60,690 Federated Investors, Inc (Class B) 2,053,143
130,397 * Flywire Corp 4,451,754
29,640 Hamilton Lane, Inc 2,621,065
4,000 e iShares Russell 2000 Index Fund 794,840
104,600 Jackson Financial, Inc 3,453,892
129,000 Jefferies Financial Group, Inc 4,745,910
58,100 Lazard Ltd (Class A) 2,039,310
208,400 * Marqeta, Inc 1,162,872
93,902 * NMI Holdings, Inc 2,508,122
48,100 OneMain Holdings, Inc 2,187,588
186,000 * Pagseguro Digital Ltd 2,112,960
618,400 * Payoneer Global, Inc 3,289,888
27,400 * Shift4 Payments, Inc 1,890,326
91,534 StepStone Group, Inc 2,569,359
280,478 * StoneCo Ltd 4,064,126
22,760 * StoneX Group, Inc 2,094,148
226,288 * Toast, Inc 4,994,176
4,000 e Vanguard Small-Cap ETF 835,000
36,510 Victory Capital Holdings, Inc 1,210,672
155,982 Virtu Financial, Inc 2,895,026

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
43,930 Voya Financial, Inc $ 3,262,242
321,020 Western Union Co 3,910,024
TOTAL FINANCIAL SERVICES 87,282,453
FOOD, BEVERAGE & TOBACCO - 0 .7%
102,149 * Hostess Brands, Inc 2,455,662
20,358 Lamb Weston Holdings, Inc 2,109,700
270,365 Primo Water Corp 3,831,072
TOTAL FOOD, BEVERAGE & TOBACCO 8,396,434
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
162,260 * Accolade, Inc 2,437,145
198,215 * Allscripts Healthcare Solutions, Inc 2,679,867
69,970 * AtriCure, Inc 3,872,840
61,056 * Axonics Modulation Technologies, Inc 3,685,951
113,869 * Cross Country Healthcare, Inc 2,937,820
22,300 * Enovis Corp 1,424,970
63,300 * Envista Holdings Corp 2,178,153
107,070 * Guardant Health, Inc 4,177,872
318,054 * Hims & Hers Health, Inc 2,852,944
20,500 * Inari Medical, Inc 1,169,935
54,235 * Lantheus Holdings, Inc 4,690,785
52,200 * LivaNova plc 3,051,090
58,106 * Merit Medical Systems, Inc 4,338,775
129,294 * Option Care Health, Inc 4,367,551
96,700 * Owens & Minor, Inc 1,860,508
114,573 Patterson Cos, Inc 3,768,306
44,667 * Phreesia, Inc 1,416,837
72,420 * Privia Health Group, Inc 2,021,966
102,303 * Progyny, Inc 4,272,173
18,590 * Shockwave Medical Inc 4,844,554
110,340 * Teladoc, Inc 3,284,822
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,334,864
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
126,965 * BellRing Brands, Inc 4,564,392
80,116 * elf Beauty, Inc 9,351,139
24,547 Medifast, Inc 2,501,094
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,416,625
INSURANCE - 2 .7%
21,031 American Financial Group, Inc 2,557,580
66,207 Axis Capital Holdings Ltd 3,649,330
54,043 Brown & Brown, Inc 3,807,330
105,029 Conseco, Inc 2,701,346
10,200 Everest Re Group Ltd 3,677,202
32,100 * Goosehead Insurance, Inc 2,146,527
134,732 Lincoln National Corp 3,777,885
357,450 * Oscar Health, Inc 2,688,024
11,600 Reinsurance Group of America, Inc (Class A) 1,628,060
18,700 RenaissanceRe Holdings Ltd 3,492,412
1,316 White Mountains Insurance Group Ltd 2,035,878
TOTAL INSURANCE 32,161,574
MATERIALS - 5 .6%
80,400 Berry Global Group, Inc 5,271,828
72,770 Carpenter Technology Corp 4,356,012
84,000 Compass Minerals International, Inc 3,181,080
258,577 * Constellium SE 4,936,235
23,150 Eagle Materials, Inc 4,268,166
198,006 Element Solutions, Inc 4,150,206
24,196 Innospec, Inc 2,592,359
53,491 Minerals Technologies, Inc 3,281,673

Quant Small/Mid-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
94,442 * Novagold Resources Inc $ 425,933
148,130 * PQ Group Holdings, Inc 1,820,518
16,197 Reliance Steel & Aluminum Co 4,743,453
28,935 Royal Gold, Inc 3,476,251
76,560 Ryerson Holding Corp 3,253,034
58,696 Sealed Air Corp 2,677,712
77,361 Silgan Holdings, Inc 3,392,280
217,168 SSR Mining, Inc 3,161,966
125,009 * Summit Materials, Inc 4,522,826
92,888 Valvoline, Inc 3,526,957
51,128 Worthington Industries, Inc 3,815,171
TOTAL MATERIALS 66,853,660
MEDIA & ENTERTAINMENT - 2 .1%
1 * Atlanta Braves Holdings, Inc 26
95,920 * Bumble, Inc 1,776,438
70,600 * Cargurus, Inc 1,599,796
628,395 * Clear Channel 1,131,111
239,319 * Eventbrite Inc 2,754,562
62,350 Gray Television, Inc 590,454
57,300 * Integral Ad Science Holding Corp 1,194,705
43,046 * Liberty Media Group (Class C) 3,125,140
84,600 * Liberty SiriusXM Group (Class C) 2,692,818
110,006 * Lions Gate Entertainment Corp (Class A) 844,846
20,191 Madison Square Garden Co 4,295,635
40,050 Shutterstock, Inc 2,060,573
65,804 * Yelp, Inc 2,964,470
TOTAL MEDIA & ENTERTAINMENT 25,030,574
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .4%
95,000 * 89bio, Inc 1,504,800
121,310 * Alkermes plc 3,551,957
277,095 * Aurinia Pharmaceuticals, Inc 3,208,760
35,500 Bruker BioSciences Corp 2,439,560
100,639 * Chinook Therapeutics, Inc 3,943,036
216,365 * Codexis, Inc 778,914
161,866 * Deciphera Pharmaceuticals, Inc 2,188,428
154,800 * Dynavax Technologies Corp 2,165,652
315,300 * Elanco Animal Health, Inc 3,805,671
91,715 * Exact Sciences Corp 8,945,881
155,310 * Exelixis, Inc 3,061,160
104,022 * Halozyme Therapeutics, Inc 4,468,785
44,800 * Ideaya Biosciences, Inc 1,001,728
114,413 * Innoviva, Inc 1,550,296
49,710 * Intra-Cellular Therapies, Inc 3,074,067
269,269 * Ironwood Pharmaceuticals, Inc 2,986,193
90,610 * Kura Oncology, Inc 945,968
11,697 * Ligand Pharmaceuticals, Inc (Class B) 782,880
13,770 * Medpace Holdings, Inc 3,486,151
49,970 * Neurocrine Biosciences, Inc 5,091,443
41,600 Perrigo Co plc 1,524,224
55,390 * Protagonist Therapeutics, Inc 1,074,566
123,607 * QIAGEN NV 5,787,280
15,061 * Sarepta Therapeutics, Inc 1,632,462
73,276 * Supernus Pharmaceuticals, Inc 2,248,841
59,584 * Syneos Health, Inc 2,526,958
110,254 * Veracyte, Inc 3,026,472
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 76,802,133
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .0%
202,170 e eXp World Holdings Inc 5,042,120
491,600 *,e Opendoor Technologies, Inc 2,512,076
15,313 RMR Group, Inc 361,081

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
84,306 * Zillow Group, Inc (Class A) $ 4,486,765
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,402,042
RETAILING - 0 .8%
190,660 Designer Brands, Inc 1,897,067
64,524 * ODP Corp 3,218,457
46,518 * Sally Beauty Holdings, Inc 556,820
723,350 * Stitch Fix Inc 3,696,319
TOTAL RETAILING 9,368,663
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .8%
118,179 * Allegro MicroSystems, Inc 6,099,218
48,912 * Formfactor, Inc 1,817,570
97,590 * Lattice Semiconductor Corp 8,874,834
194,537 * Photronics, Inc 5,145,504
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,937,126
SOFTWARE & SERVICES - 7 .3%
64,576 * Alteryx, Inc 2,677,321
58,607 Amdocs Ltd 5,487,960
65,895 * Black Knight, Inc 4,633,737
96,909 * Domo, Inc 1,731,764
127,070 * Dynatrace, Inc 6,949,458
60,842 * Elastic NV 4,042,951
164,420 * EngageSmart, Inc 3,117,403
85,100 * Everbridge, Inc 2,624,484
163,899 Gen Digital, Inc 3,187,836
4,158 * Globant S.A. 726,527
146,951 * Kyndryl Holdings, Inc 2,007,351
88,010 * LiveRamp Holdings, Inc 2,511,805
38,238 * Manhattan Associates, Inc 7,288,928
161,955 * Nutanix, Inc 4,891,041
25,007 * Paylocity Holding Corp 5,672,838
180,100 * Sprinklr, Inc 2,528,604
31,144 * SPS Commerce, Inc 5,618,066
75,310 * Squarespace, Inc 2,495,773
101,531 * Teradata Corp 5,772,037
169,540 * UiPath, Inc 3,065,283
135,790 * Varonis Systems, Inc 3,897,173
242,032 * Zeta Global Holdings Corp 2,231,535
350,367 * Zuora Inc 4,109,805
TOTAL SOFTWARE & SERVICES 87,269,680
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .8%
291,785 * Arlo Technologies, Inc 3,314,678
44,572 Belden CDT, Inc 4,307,438
29,100 * Calix, Inc 1,312,701
167,691 * Extreme Networks, Inc 4,458,904
25,616 * Fabrinet 3,167,162
31,083 Jabil Inc 3,439,956
86,870 Napco Security Technologies, Inc 3,255,888
87,970 National Instruments Corp 5,190,230
62,970 * Netscout Systems, Inc 1,760,011
60,690 * Sanmina Corp 3,730,007
23,534 * Super Micro Computer, Inc 7,772,574
37,940 SYNNEX Corp 3,745,057
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 45,454,606
TELECOMMUNICATION SERVICES - 0 .1%
41,763 *,† GCI Liberty, Inc 0
129,787 * Liberty Latin America Ltd (Class C) 1,079,828
TOTAL TELECOMMUNICATION SERVICES 1,079,828

Quant Small/Mid-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION - 2 .3%
12,900 * Avis Budget Group, Inc $ 2,841,741
30,417 Copa Holdings S.A. (Class A) 3,589,814
11,003 Forward Air Corp 1,307,597
86,459 * GXO Logistics, Inc 5,798,805
32,114 * Hub Group, Inc (Class A) 2,894,435
166,564 * RXO, Inc 3,672,736
33,642 Ryder System, Inc 3,436,530
117,375 Schneider National, Inc 3,616,324
TOTAL TRANSPORTATION 27,157,982
UTILITIES - 1 .6%
57,889 Clearway Energy, Inc (Class A) 1,428,122
41,250 Clearway Energy, Inc (Class C) 1,089,412
31,651 Essential Utilities Inc 1,338,521
15,892 MGE Energy, Inc 1,275,174
49,843 Northwest Natural Holding Co 2,141,754
143,210 NRG Energy, Inc 5,440,548
233,926 Vistra Energy Corp 6,563,963
TOTAL UTILITIES 19,277,494
TOTAL COMMON STOCKS 1,196,771,432
(Cost $944,001,108)
TOTAL LONG-TERM INVESTMENTS 1,196,771,432
(Cost $944,001,108)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .2%
$ 2,810,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 2,810,000
TOTAL REPURCHASE AGREEMENT 2,810,000
TREASURY DEBT - 0 .1%
650,000 United States Treasury Bill 0 .000 08/08/23 649,339
TOTAL TREASURY DEBT 649,339
TOTAL SHORT-TERM INVESTMENTS 3,459,339
(Cost $3,459,349)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
6,276,614 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 6,276,614
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 6,276,614
(Cost $6,276,614)
TOTAL INVESTMENTS - 100.6% 1,206,507,385
(Cost $953,737,071)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (7,472,318)
NET ASSETS - 100.0% $ 1,199,035,067
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,002,205.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $2,810,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,866,253.

Portfolio of Investments
Social Choice Equity Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2 .4%
170,950 * American Axle & Manufacturing Holdings, Inc $ 1,615,477
110,497 * Aptiv plc 12,098,317
7,594 * Modine Manufacturing Co 285,231
492,654 * Tesla, Inc 131,750,459
TOTAL AUTOMOBILES & COMPONENTS 145,749,484
BANKS - 2 .3%
1,694 Ameris Bancorp 73,943
47,422 Bank OZK 2,073,764
3,518 Banner Corp 167,492
47,884 Berkshire Hills Bancorp, Inc 1,092,234
1,259 Cadence BanCorp 31,538
3,985 Camden National Corp 137,801
830,296 Citigroup, Inc 39,571,907
827 Columbia Banking System, Inc 18,483
388 Commerce Bancshares, Inc 20,634
1,572 Community Trust Bancorp, Inc 60,333
10,587 First Busey Corp 229,314
1,130 FNB Corp 14,453
540 Glacier Bancorp, Inc 17,658
1,279 Hancock Whitney Corp 56,289
3,902 Heritage Financial Corp 73,202
19,184 e HomeStreet, Inc 176,493
285,811 Huntington Bancshares, Inc 3,498,327
240,475 JPMorgan Chase & Co 37,985,431
26,162 National Bank Holdings Corp 898,926
310 NBT Bancorp, Inc 11,532
7,838 Old National Bancorp 133,481
205,551 PNC Financial Services Group, Inc 28,137,876
682,855 Regions Financial Corp 13,909,756
1,879 * Texas Capital Bancshares, Inc 119,974
17,614 * The Bancorp, Inc 667,571
3,796 Trico Bancshares 141,895
374,147 Truist Financial Corp 12,429,163
350 Trustmark Corp 9,191
2,167 UMB Financial Corp 153,857
17,523 Univest Financial Corp 341,699
1,553 Westamerica Bancorporation 76,392
230 Wintrust Financial Corp 19,403
TOTAL BANKS 142,350,012
CAPITAL GOODS - 6 .6%
320,289 3M Co 35,712,223
954 Acuity Brands, Inc 157,639
48,510 * Axon Enterprise, Inc 9,019,464
419 * Beacon Roofing Supply, Inc 35,896
5,486 *,e Bloom Energy Corp 97,980
244,666 Carrier Global Corp 14,569,860
186,574 Caterpillar, Inc 49,473,828
35,835 Cummins, Inc 9,345,768
57,587 Curtiss-Wright Corp 11,019,848
105,914 Deere & Co 45,500,654
180,177 Eaton Corp 36,993,942
1,365 EMCOR Group, Inc 293,530
48,540 Emerson Electric Co 4,434,129

Social Choice Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
119,034 Fastenal Co $ 6,976,583
99,730 Fortive Corp 7,813,845
300 GATX Corp 37,608
33,925 * Generac Holdings, Inc 5,214,272
245 Granite Construction, Inc 10,028
98,162 * Great Lakes Dredge & Dock Corp 824,561
127,238 Hexcel Corp 8,993,182
1,801 IDEX Corp 406,684
158,674 Illinois Tool Works, Inc 41,782,038
282,400 Johnson Controls International plc 19,640,920
187,577 * Kratos Defense & Security Solutions, Inc 2,830,537
12,916 Luxfer Holdings plc 163,517
36,235 * Manitowoc Co, Inc 656,578
171,085 Masco Corp 10,381,438
75,302 * Mercury Systems, Inc 2,859,970
7,159 Moog, Inc (Class A) 754,845
10,546 * MYR Group, Inc 1,503,438
6,412 Owens Corning, Inc 897,616
89,596 PACCAR, Inc 7,716,903
39,484 * Proto Labs, Inc 1,308,895
22,006 Quanta Services, Inc 4,436,850
37,955 Rockwell Automation, Inc 12,763,887
3,916 Rush Enterprises, Inc (Class A) 253,287
9,292 Snap-On, Inc 2,531,512
69,059 Trane Technologies plc 13,773,127
96,471 * Triumph Group, Inc 1,220,358
30,230 United Rentals, Inc 14,047,276
17,264 * Vectrus, Inc 888,405
13,236 W.W. Grainger, Inc 9,774,654
1,174 Wabash National Corp 27,800
36,655 Woodward Inc 4,412,529
36,530 Xylem, Inc 4,118,758
TOTAL CAPITAL GOODS 405,676,662
COMMERCIAL & PROFESSIONAL SERVICES - 2 .1%
540 ABM Industries, Inc 24,991
9,872 ACCO Brands Corp 60,121
970 * ASGN Inc 74,030
177,318 Automatic Data Processing, Inc 43,843,649
376,590 * Copart, Inc 33,286,790
16,323 CSG Systems International, Inc 842,104
26,986 * ExlService Holdings, Inc 3,803,677
36,384 * FTI Consulting, Inc 6,373,021
4,282 Heidrick & Struggles International, Inc 116,770
188 Herman Miller, Inc 3,679
143,033 * KAR Auction Services, Inc 2,245,618
39,570 Kelly Services, Inc (Class A) 724,922
35,505 * Liquidity Services, Inc 595,774
42,537 Robert Half International, Inc 3,154,119
15,617 * Sterling Check Corp 187,560
120,100 TransUnion 9,570,769
2,825 * TriNet Group, Inc 297,275
14,026 Verisk Analytics, Inc 3,211,112
145,676 Waste Management, Inc 23,860,272
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 132,276,253
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .7%
42,656 * 1-800-FLOWERS.COM, Inc (Class A) 370,254
1,244,622 * Amazon.com, Inc 166,381,069
401 * AutoZone, Inc 995,170
1,601 * CarMax, Inc 132,259
272,982 eBay, Inc 12,150,429
6,360 * Five Below, Inc 1,325,042

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
231,404 Home Depot, Inc $ 77,251,911
77,025 LKQ Corp 4,220,200
210,267 Lowe's Companies, Inc 49,259,250
3,574 Pool Corp 1,375,061
467,945 TJX Companies, Inc 40,491,281
860 Winmark Corp 312,575
18,394 * Zumiez, Inc 346,911
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 354,611,412
CONSUMER DURABLES & APPAREL - 0 .5%
396 Columbia Sportswear Co 31,130
24,632 * Crocs, Inc 2,668,877
6,559 * Deckers Outdoor Corp 3,566,063
56,305 * GoPro, Inc 230,287
39,505 * Green Brick Partners, Inc 2,232,823
258 Hasbro, Inc 16,656
23,776 * iRobot Corp 951,040
20,310 * Lovesac Co 594,677
27,336 * Lululemon Athletica, Inc 10,347,496
1,560 * NVR, Inc 9,838,046
1,614 PVH Corp 144,679
136,133 * Sonos, Inc 2,333,320
55,879 * Traeger, Inc 249,220
TOTAL CONSUMER DURABLES & APPAREL 33,204,314
CONSUMER SERVICES - 2 .4%
19,997 ADT, Inc 127,581
15,198 * Booking Holdings, Inc 45,150,218
33,683 * Bright Horizons Family Solutions 3,268,262
20,071 Carriage Services, Inc 649,698
64,930 * Dave & Buster's Entertainment, Inc 2,973,794
226,664 Hilton Worldwide Holdings, Inc 35,243,985
28,107 * Planet Fitness, Inc 1,898,347
3,259 * Shake Shack, Inc 253,094
73,527 * Six Flags Entertainment Corp 1,757,295
406,410 Starbucks Corp 41,279,064
19,207 Vail Resorts, Inc 4,523,056
18,734 Wingstop, Inc 3,158,178
56,944 Yum! Brands, Inc 7,839,481
TOTAL CONSUMER SERVICES 148,122,053
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
171,958 * BJ's Wholesale Club Holdings, Inc 11,402,535
81,080 * Performance Food Group Co 4,845,341
37,095 Pricesmart, Inc 2,883,394
52,243 SpartanNash Co 1,172,333
155,137 * Sprouts Farmers Market, Inc 6,089,127
218,871 Target Corp 29,869,325
88,717 * United Natural Foods, Inc 1,845,314
249,841 * US Foods Holding Corp 10,675,706
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 68,783,075
ENERGY - 4 .7%
260,792 Antero Midstream Corp 3,113,856
109,730 APA Corp 4,442,968
255,419 Baker Hughes Co 9,141,446
2,812 ChampionX Corp 100,107
121,719 Cheniere Energy, Inc 19,701,437
204,131 Chevron Corp 33,408,079
186,669 * Clean Energy Fuels Corp 920,278
417,216 ConocoPhillips 49,114,668
2,207 Delek US Holdings, Inc 60,891
148,599 Devon Energy Corp 8,024,346

Social Choice Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
26,828 * DMC Global, Inc $ 505,976
42,040 * Dril-Quip, Inc 1,088,416
181,585 EOG Resources, Inc 24,065,460
211,025 EQT Corp 8,901,035
96,629 Hess Corp 14,661,518
950,369 Kinder Morgan, Inc 16,831,035
681,982 * Kosmos Energy Ltd 4,842,072
104,672 Marathon Petroleum Corp 13,923,469
322,948 NOV, Inc 6,484,796
12,097 * Oceaneering International, Inc 271,578
19,522 ONEOK, Inc 1,308,755
81,545 Pioneer Natural Resources Co 18,402,260
451,718 Schlumberger Ltd 26,353,228
155,913 Valero Energy Corp 20,098,745
57,936 * Weatherford International Ltd 4,814,482
TOTAL ENERGY 290,580,901
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
189,892 American Tower Corp 36,138,347
54,010 Brixmor Property Group, Inc 1,228,187
50,569 Crown Castle International Corp 5,476,117
309,873 DiamondRock Hospitality Co 2,633,920
8,358 Douglas Emmett, Inc 122,863
36,148 Equinix, Inc 29,276,988
33,420 First Industrial Realty Trust, Inc 1,727,814
6,446 iStar, Inc 159,410
4,739 Kilroy Realty Corp 169,182
147,412 Macerich Co 1,879,503
255,691 Park Hotels & Resorts, Inc 3,485,068
6,352 PotlatchDeltic Corp 340,658
321,390 d Prologis, Inc 40,093,403
297 Washington REIT 4,826
177,561 Welltower, Inc 14,586,636
238,457 Weyerhaeuser Co 8,121,845
58,638 Xenia Hotels & Resorts, Inc 744,703
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 146,189,470
FINANCIAL SERVICES - 9 .0%
250,576 American Express Co 42,317,275
60,154 Ameriprise Financial, Inc 20,960,661
502,214 Bank of New York Mellon Corp 22,780,427
60,152 BlackRock, Inc 44,443,305
280 Cohen & Steers, Inc 18,007
179,000 Discover Financial Services 18,893,450
8,872 Factset Research Systems, Inc 3,859,675
292,421 Fidelity National Information Services, Inc 17,656,380
129,170 Goldman Sachs Group, Inc 45,967,728
9,333 * Green Dot Corp 182,460
334,076 Intercontinental Exchange Group, Inc 38,351,925
190,135 Mastercard, Inc (Class A) 74,966,428
78,034 Moody's Corp 27,526,493
483,725 Morgan Stanley 44,289,861
15,374 * Mr Cooper Group, Inc 891,231
68,637 Nasdaq Inc 3,465,482
200,000 Nuveen ESG Large-Cap ETF 7,451,740
378,807 * PayPal Holdings, Inc 28,721,147
5,668 * PRA Group, Inc 135,238
2,432 * PROG Holdings, Inc 98,690
114,707 S&P Global, Inc 45,253,059
123,600 State Street Corp 8,953,584
59,312 T Rowe Price Group, Inc 7,310,797
168,092 Visa, Inc (Class A) 39,960,511
25,591 Voya Financial, Inc 1,900,388

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
49,556 * WEX, Inc $ 9,383,429
TOTAL FINANCIAL SERVICES 555,739,371
FOOD, BEVERAGE & TOBACCO - 3 .4%
70,442 Archer-Daniels-Midland Co 5,984,752
48,343 Campbell Soup Co 2,215,076
974,429 Coca-Cola Co 60,346,388
13,309 * Darling International, Inc 921,648
35,374 Fresh Del Monte Produce, Inc 940,241
403,241 General Mills, Inc 30,138,233
186,845 Hormel Foods Corp 7,638,224
130,364 Kellogg Co 8,720,048
191,401 Lamb Weston Holdings, Inc 19,834,886
70,056 McCormick & Co, Inc 6,268,611
339,602 PepsiCo, Inc 63,661,791
6,553 * TreeHouse Foods, Inc 338,200
16,269 * Vital Farms, Inc 190,347
TOTAL FOOD, BEVERAGE & TOBACCO 207,198,445
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
98,815 * Accolade, Inc 1,484,201
59,123 * Angiodynamics, Inc 513,779
7,715 * AtriCure, Inc 427,025
33,642 * AxoGen, Inc 290,667
255,208 * Brookdale Senior Living, Inc 898,332
36,729 * Castle Biosciences, Inc 618,884
265,552 * Cerus Corp 815,245
83,086 Cigna Corp 24,518,679
54,734 * CryoLife, Inc 953,466
181,090 * Dexcom, Inc 22,556,570
370,002 * Edwards Lifesciences Corp 30,366,064
92,210 Elevance Health, Inc 43,489,002
75,371 * Enhabit, Inc 1,034,844
141,106 * Envista Holdings Corp 4,855,458
30,641 * Fulgent Genetics, Inc 1,189,790
11,862 * Globus Medical, Inc 714,923
100,160 HCA Healthcare, Inc 27,324,650
83,541 * Health Catalyst, Inc 1,172,080
17,140 * Henry Schein, Inc 1,350,461
92,217 * Hologic, Inc 7,323,874
49,662 * IDEXX Laboratories, Inc 27,549,001
37,957 Laboratory Corp of America Holdings 8,120,141
25,670 LeMaitre Vascular, Inc 1,623,114
7,921 * LivaNova plc 462,982
36,789 * Merit Medical Systems, Inc 2,747,035
126,866 * NeoGenomics, Inc 2,198,588
53,154 * Nevro Corp 1,328,319
81,046 * NextGen Healthcare, Inc 1,347,795
67,543 * Omnicell, Inc 4,265,340
571,723 *,e Opko Health, Inc 1,063,405
106,594 * OraSure Technologies, Inc 503,124
52,634 * Orthofix Medical Inc 1,036,363
73,965 * Outset Medical, Inc 1,522,200
14,111 * Pennant Group, Inc 161,994
13,076 * Penumbra, Inc 3,966,735
54,891 * Pulmonx Corp 768,474
22,904 Quest Diagnostics, Inc 3,096,850
68,280 Resmed, Inc 15,182,058
1,257 * Shockwave Medical Inc 327,574
52,040 * SI-BONE, Inc 1,340,550
20,651 * Staar Surgical Co 1,131,055
27,192 STERIS plc 6,133,156
34,844 * Teladoc, Inc 1,037,306

Social Choice Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
10,396 * UFP Technologies, Inc $ 2,023,737
126,404 UnitedHealth Group, Inc 64,007,194
TOTAL HEALTH CARE EQUIPMENT & SERVICES 324,842,084
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
260,833 Colgate-Palmolive Co 19,891,124
54,856 Kimberly-Clark Corp 7,081,910
517,651 Procter & Gamble Co 80,908,851
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 107,881,885
INSURANCE - 2 .0%
730,095 * Genworth Financial, Inc (Class A) 4,278,357
223,741 Marsh & McLennan Cos, Inc 42,157,279
245,742 Progressive Corp 30,958,577
268,139 Prudential Financial, Inc 25,872,732
128,444 Travelers Cos, Inc 22,170,719
TOTAL INSURANCE 125,437,664
MATERIALS - 3 .0%
24,197 * Allegheny Technologies, Inc 1,153,713
15,724 Amcor plc 161,328
10,332 Aptargroup, Inc 1,254,925
351,159 Ball Corp 20,609,522
41,035 * Coeur Mining, Inc 126,388
1,709 Compass Minerals International, Inc 64,720
98,034 Dow, Inc 5,535,980
193,342 Ecolab, Inc 35,408,654
945 H.B. Fuller Co 69,958
44,706 International Flavors & Fragrances, Inc 3,782,575
30,198 Koppers Holdings, Inc 1,155,375
145,148 Linde plc 56,704,969
15,280 Martin Marietta Materials, Inc 6,821,909
382,978 Newmont Goldcorp Corp 16,437,416
159,805 Nucor Corp 27,500,842
19,087 PPG Industries, Inc 2,746,619
9,950 Royal Gold, Inc 1,195,393
4,126 Schnitzer Steel Industries, Inc (Class A) 149,402
147,465 * Summit Materials, Inc 5,335,284
TOTAL MATERIALS 186,214,972
MEDIA & ENTERTAINMENT - 4 .4%
165,838 * Cinemark Holdings, Inc 2,767,836
555,161 * Clear Channel 999,290
1,066,497 Comcast Corp (Class A) 48,269,654
125,710 Electronic Arts, Inc 17,140,558
80,714 Gray Television, Inc 764,362
9,044 * Imax Corp 166,500
104,365 Interpublic Group of Cos, Inc 3,572,414
13,563 John Wiley & Sons, Inc (Class A) 464,261
77,175 * Liberty Broadband Corp (Class C) 6,878,608
34,059 * MediaAlpha, Inc 345,358
124,454 * Netflix, Inc 54,631,572
13,180 New York Times Co (Class A) 537,217
191,498 Omnicom Group, Inc 16,204,561
520,042 * Pinterest, Inc 15,076,018
47,050 * ROBLOX Corp 1,846,712
4,632 * Roku, Inc 445,923
7,816 Scholastic Corp 337,573
972,696 e Sirius XM Holdings, Inc 4,960,750
139,881 * Take-Two Interactive Software, Inc 21,393,400
8,077 TEGNA, Inc 136,501
81,390 * Trade Desk, Inc 7,427,651
227,906 * Vimeo, Inc 938,973

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
524,539 * Walt Disney Co $ 46,626,272
284,699 * Warner Bros Discovery, Inc 3,721,016
100,818 * Yelp, Inc 4,541,851
104,415 * ZipRecruiter, Inc 1,933,766
420,776 * ZoomInfo Technologies, Inc 10,759,242
TOTAL MEDIA & ENTERTAINMENT 272,887,839
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .7%
52,793 * Aclaris Therapeutics, Inc 521,067
108,559 * Adaptive Biotechnologies Corp 916,238
191,472 Agilent Technologies, Inc 23,315,546
96,394 * Alector, Inc 661,263
54,554 *,e Allogene Therapeutics, Inc 270,588
175,468 Amgen, Inc 41,085,832
39,324 * Arcellx, Inc 1,346,847
34,895 * Arcturus Therapeutics Holdings, Inc 1,219,929
2,503 *,e Axsome Therapeutics, Inc 196,410
6,961 * Biogen, Inc 1,880,793
87,209 * Biohaven Ltd 1,733,715
696,327 Bristol-Myers Squibb Co 43,304,576
34,434 *,e Cassava Sciences, Inc 756,859
201,608 Danaher Corp 51,422,137
40,471 * DICE Therapeutics, Inc 1,902,137
180,985 Eli Lilly & Co 82,266,732
5,672 * Entrada Therapeutics, Inc 98,523
107,834 * Erasca, Inc 284,682
329,410 Gilead Sciences, Inc 25,081,277
16,585 *,e IGM Biosciences, Inc 176,464
53,148 * Illumina, Inc 10,212,388
80,748 * Immunovant, Inc 1,843,477
88,123 * Intellia Therapeutics, Inc 3,730,247
16,514 * Intra-Cellular Therapies, Inc 1,021,226
64,325 * IQVIA Holdings, Inc 14,393,362
597,556 Merck & Co, Inc 63,729,347
5,838 * Mettler-Toledo International, Inc 7,341,110
46,340 * Mirati Therapeutics, Inc 1,402,712
54,574 * NGM Biopharmaceuticals Inc 129,340
70,121 * Nurix Therapeutics, Inc 680,875
195,814 * Nuvation Bio, Inc 362,256
36,835 *,e Phathom Pharmaceuticals, Inc 560,260
32,112 Phibro Animal Health Corp 464,982
135,415 * Point Biopharma Global, Inc 1,210,610
59,536 * Prothena Corp plc 4,100,244
23,992 * Regeneron Pharmaceuticals, Inc 17,799,905
32,087 * Revance Therapeutics, Inc 758,216
139,569 *,e Sana Biotechnology, Inc 817,874
21,154 *,e Scholar Rock Holding Corp 150,193
92,659 * Ultragenyx Pharmaceutical, Inc 3,995,456
18,425 * Waters Corp 5,089,169
37,317 West Pharmaceutical Services, Inc 13,734,149
215,449 Zoetis, Inc 40,523,802
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 472,492,815
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
84,154 * CBRE Group, Inc 7,010,870
1,487 * Howard Hughes Corp 125,547
5,945 * Jones Lang LaSalle, Inc 990,140
161,442 * Realogy Holdings Corp 1,352,884
2,009 RMR Group, Inc 47,372
11,019 * Tejon Ranch Co 194,045
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,720,858

Social Choice Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
RETAILING - 0 .1%
1,216 Aaron's Co, Inc $ 19,237
18,070 * Genesco, Inc 509,755
32,000 * MarineMax, Inc 1,290,560
5,448 * Sally Beauty Holdings, Inc 65,213
25,111 Shoe Carnival, Inc 668,204
15,754 Tractor Supply Co 3,528,738
TOTAL RETAILING 6,081,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .1%
319,606 Applied Materials, Inc 48,449,074
22,180 * Cirrus Logic, Inc 1,792,144
66,455 * First Solar, Inc 13,782,767
1,398,025 Intel Corp 50,007,354
60,704 Lam Research Corp 43,615,217
394,943 Marvell Technology, Inc 25,722,638
24,281 * Nanometrics, Inc 3,018,614
389,449 NVIDIA Corp 181,985,623
162,648 * Rambus, Inc 10,183,391
18,585 * Silicon Laboratories, Inc 2,771,767
279,114 Texas Instruments, Inc 50,240,520
119,266 *,e Wolfspeed, Inc 7,859,629
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 439,428,738
SOFTWARE & SERVICES - 15 .0%
177,214 Accenture plc 56,061,649
120,141 * Adobe, Inc 65,617,410
53,814 * Akamai Technologies, Inc 5,085,423
8,948 * Ansys, Inc 3,061,111
163,308 * Autodesk, Inc 34,619,663
133,543 * Cadence Design Systems, Inc 31,250,398
89,322 Dolby Laboratories, Inc (Class A) 7,914,822
342,952 * DXC Technology Co 9,482,623
5,889 * Fair Isaac Corp 4,934,805
3,298 * HubSpot, Inc 1,914,654
22,150 * Intapp, Inc 909,479
16,403 e InterDigital, Inc 1,520,394
335,038 International Business Machines Corp 48,305,779
97,842 Intuit, Inc 50,065,751
1,105,259 Microsoft Corp 371,278,603
62,127 * New Relic, Inc 5,217,426
123,295 * Nutanix, Inc 3,723,509
5,290 * OneSpan, Inc 72,685
261,011 * Salesforce, Inc 58,730,085
78,655 * ServiceNow, Inc 45,855,865
54,965 * SPS Commerce, Inc 9,915,136
80,758 * Synopsys, Inc 36,486,464
58,543 * Teradata Corp 3,328,170
209,861 * VMware, Inc (Class A) 33,080,389
156,868 * Workday, Inc 37,198,109
27,569 * Xperi, Inc 361,705
TOTAL SOFTWARE & SERVICES 925,992,107
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .2%
137,181 Avnet, Inc 6,653,278
44,059 Badger Meter, Inc 7,253,874
52,961 Benchmark Electronics, Inc 1,403,996
131,980 * Ciena Corp 5,569,556
1,132,706 Cisco Systems, Inc 58,946,020
46,963 CTS Corp 2,095,959
39,798 * ePlus, Inc 2,242,617
55,125 * Fabrinet 6,815,655
31,557 * FARO Technologies, Inc 523,531
164,891 *,e Harmonic, Inc 2,460,174

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
1,675,996 Hewlett Packard Enterprise Co $ 29,128,810
1,005,183 HP, Inc 33,000,158
42,993 * Insight Enterprises, Inc 6,306,643
26,349 * Itron, Inc 2,072,876
187,194 * Keysight Technologies, Inc 30,153,210
35,861 * Kimball Electronics, Inc 1,046,424
134,599 * Knowles Corp 2,459,124
14,814 *,e Lumentum Holdings, Inc 775,661
6,814 Methode Electronics, Inc 229,223
264,761 *,e Microvision, Inc 1,059,044
228,357 * Mirion Technologies, Inc 1,724,095
197,820 National Instruments Corp 11,671,380
42,777 * Netgear, Inc 583,478
14,314 * Novanta, Inc 2,532,147
23,984 * OSI Systems, Inc 2,859,612
39,889 *,e PAR Technology Corp 1,379,760
41,106 * Plexus Corp 4,048,530
55,453 * Ribbon Communications, Inc 176,341
25,931 * Rogers Corp 4,372,226
372,125 * Trimble Inc 20,020,325
18,688 * Vishay Precision Group, Inc 699,118
234,958 Vontier Corp 7,267,251
171,890 Xerox Holdings Corp 2,746,802
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 260,276,898
TELECOMMUNICATION SERVICES - 0 .9%
35,079 * Bandwidth Inc 531,447
154,613 Iridium Communications, Inc 8,124,913
1,302,455 Verizon Communications, Inc 44,387,666
TOTAL TELECOMMUNICATION SERVICES 53,044,026
TRANSPORTATION - 2 .9%
36,133 ArcBest Corp 4,202,991
55,101 CH Robinson Worldwide, Inc 5,520,018
1,147,365 CSX Corp 38,230,202
692,858 Delta Air Lines, Inc 32,051,611
101,378 Expeditors International of Washington, Inc 12,905,420
180 Landstar System, Inc 36,646
68,646 Norfolk Southern Corp 16,035,019
50,452 Old Dominion Freight Line 21,164,110
9 Ryder System, Inc 919
248,049 United Parcel Service, Inc (Class B) 46,417,409
TOTAL TRANSPORTATION 176,564,345
UTILITIES - 2 .4%
276,600 American Electric Power Co, Inc 23,439,084
140,493 Consolidated Edison, Inc 13,327,166
19,802 DTE Energy Co 2,263,369
73,702 Eversource Energy 5,330,866
632,716 NextEra Energy, Inc 46,378,083
499,130 Southern Co 36,107,064
112,385 WEC Energy Group, Inc 10,098,916
180,121 Xcel Energy, Inc 11,298,990
TOTAL UTILITIES 148,243,538
TOTAL COMMON STOCKS 6,139,590,928
(Cost $3,831,685,685)
TOTAL LONG-TERM INVESTMENTS 6,139,590,928
(Cost $3,831,685,685)

Social Choice Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .4%
$ 24,005,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 $ 24,005,000
2,110,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,110,000
TOTAL REPURCHASE AGREEMENT 26,115,000
TREASURY DEBT - 0 .0%
1,000,000 United States Treasury Bill 0 .000 08/08/23 998,982
TOTAL TREASURY DEBT 998,982
TOTAL SHORT-TERM INVESTMENTS 27,113,982
(Cost $27,113,999)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
10,757,659 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 10,757,659
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 10,757,659
(Cost $10,757,659)
TOTAL INVESTMENTS - 100.1% 6,177,462,569
(Cost $3,869,557,343)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,211,115)
NET ASSETS - 100.0% $ 6,171,251,454
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,797,235.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $24,005,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $24,485,149.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,110,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,152,283.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 140 09/15/23  $ 32,050,816 $ 32,301,500 $ 250,684

Portfolio of Investments
Social Choice Low Carbon Equity Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2 .3%
35,767 * Aptiv plc $ 3,916,129
15,654 * Modine Manufacturing Co 587,964
92,087 * Tesla, Inc 24,626,826
TOTAL AUTOMOBILES & COMPONENTS 29,130,919
BANKS - 3 .1%
1,105 Amalgamated Financial Corp 22,056
339 Camden National Corp 11,723
160,289 Citigroup, Inc 7,639,374
22,952 Citizens Financial Group, Inc 740,431
119 First Commonwealth Financial Corp 1,718
414 HomeStreet, Inc 3,809
5,919 Independent Bank Corp 122,286
118,134 JPMorgan Chase & Co 18,660,447
262 Live Oak Bancshares, Inc 9,922
42,628 PNC Financial Services Group, Inc 5,835,347
1,527 Premier Financial Corp 33,075
65,064 Regions Financial Corp 1,325,354
1,460 Stellar Bancorp, Inc 36,295
137,130 Truist Financial Corp 4,555,459
1,445 Univest Financial Corp 28,177
TOTAL BANKS 39,025,473
CAPITAL GOODS - 7 .8%
64,929 3M Co 7,239,583
3,853 Argan, Inc 146,568
21,340 * Axon Enterprise, Inc 3,967,746
88,108 Carrier Global Corp 5,246,831
36,069 Caterpillar, Inc 9,564,417
11,472 Curtiss-Wright Corp 2,195,282
19,763 Deere & Co 8,490,185
40,230 Eaton Corp 8,260,024
271 EMCOR Group, Inc 58,276
71,693 Emerson Electric Co 6,549,156
16,418 * Energy Recovery, Inc 500,421
28,654 Fastenal Co 1,679,411
80,888 Fortive Corp 6,337,575
10,208 * Generac Holdings, Inc 1,568,970
19,903 * Great Lakes Dredge & Dock Corp 167,185
14,308 Hexcel Corp 1,011,289
3,189 Hyster-Yale Materials Handling, Inc 152,307
30,443 Illinois Tool Works, Inc 8,016,251
20,174 Ingersoll Rand, Inc 1,316,757
32,510 Johnson Controls International plc 2,261,070
37,635 * Kratos Defense & Security Solutions, Inc 567,912
8,222 Luxfer Holdings plc 104,091
14,909 * Mercury Systems, Inc 566,244
8,633 Moog, Inc (Class A) 910,264
3,920 Owens Corning, Inc 548,761
11,860 PACCAR, Inc 1,021,502
8,823 Primoris Services Corp 280,218
8,268 * Proto Labs, Inc 274,084
31,681 Quanta Services, Inc 6,387,523
6,567 Rockwell Automation, Inc 2,208,416
2,387 Trane Technologies plc 476,063

Social Choice Low Carbon Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
17,595 * Triumph Group, Inc $ 222,577
9,810 United Rentals, Inc 4,558,511
3,679 * Vectrus, Inc 189,321
4,248 W.W. Grainger, Inc 3,137,106
9,848 Woodward Inc 1,185,502
1,778 Xylem, Inc 200,469
TOTAL CAPITAL GOODS 97,567,868
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
6,190 ACCO Brands Corp 37,697
35,529 Automatic Data Processing, Inc 8,784,900
11,181 Concentrix Corp 930,706
73,868 * Copart, Inc 6,529,192
9,357 CSG Systems International, Inc 482,728
9,187 * ExlService Holdings, Inc 1,294,908
10,006 * FTI Consulting, Inc 1,752,651
1,243 Heidrick & Struggles International, Inc 33,897
1,324 Herman Miller, Inc 25,911
278 ICF International, Inc 32,690
162 Insperity, Inc 19,059
2,761 * KAR Auction Services, Inc 43,348
5,463 Kelly Services, Inc (Class A) 100,082
7 Kforce, Inc 444
6,255 * Liquidity Services, Inc 104,959
8,860 Matthews International Corp (Class A) 406,674
5,558 TransUnion 442,917
1,943 * TrueBlue, Inc 29,048
2,488 TTEC Holdings, Inc 85,687
4,286 Verisk Analytics, Inc 981,237
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 22,118,735
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .8%
6,440 * 1-800-FLOWERS.COM, Inc (Class A) 55,899
259,235 * Amazon.com, Inc 34,654,535
127,914 eBay, Inc 5,693,452
2,315 Hibbett Sports, Inc 107,416
44,851 Home Depot, Inc 14,973,058
11 LKQ Corp 603
41,709 Lowe's Companies, Inc 9,771,167
5,077 Pool Corp 1,953,325
55,475 TJX Companies, Inc 4,800,252
888 Williams-Sonoma, Inc 123,112
868 Winmark Corp 315,483
4,787 * Zumiez, Inc 90,283
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 72,538,585
CONSUMER DURABLES & APPAREL - 0 .8%
16,985 * GoPro, Inc 69,468
8,063 * Green Brick Partners, Inc 455,721
5 Hasbro, Inc 323
6,636 * iRobot Corp 265,440
2,929 * Lovesac Co 85,761
15,060 * Lululemon Athletica, Inc 5,700,662
36,246 Pulte Homes, Inc 3,058,800
9,623 * Sonos, Inc 164,938
TOTAL CONSUMER DURABLES & APPAREL 9,801,113
CONSUMER SERVICES - 2 .2%
3,124 * Booking Holdings, Inc 9,280,779
12,782 * Brinker International, Inc 502,077
4,301 Carriage Services, Inc 139,223
12,260 * Dave & Buster's Entertainment, Inc 561,508
6,086 * European Wax Center, Inc 117,886

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
128 * frontdoor, Inc $ 4,470
28,670 * Rover Group, Inc 157,112
5,037 * Shake Shack, Inc 391,174
4,968 * Six Flags Entertainment Corp 118,735
86,670 Starbucks Corp 8,803,072
2,511 Vail Resorts, Inc 591,315
46,366 Yum! Brands, Inc 6,383,207
TOTAL CONSUMER SERVICES 27,050,558
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .4%
36,632 * BJ's Wholesale Club Holdings, Inc 2,429,068
66,862 Kroger Co 3,252,168
40,550 * Performance Food Group Co 2,423,268
397 Pricesmart, Inc 30,859
5,542 SpartanNash Co 124,362
28,639 * Sprouts Farmers Market, Inc 1,124,081
43,725 Target Corp 5,967,151
10,982 * United Natural Foods, Inc 228,425
60,461 * US Foods Holding Corp 2,583,498
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,162,880
ENERGY - 3 .3%
38,102 Archrock, Inc 444,269
203,085 Baker Hughes Co 7,268,412
17,952 Cactus, Inc 911,603
60,854 ChampionX Corp 2,166,402
42,259 Cheniere Energy, Inc 6,840,042
48,397 * Clean Energy Fuels Corp 238,597
20,124 Delek US Holdings, Inc 555,221
4,198 * DMC Global, Inc 79,174
10,205 * Dril-Quip, Inc 264,208
5,676 Excelerate Energy, Inc 120,445
23,720 * Frank's International NV 526,347
17,690 * Green Plains Inc 628,172
182,199 Halliburton Co 7,120,337
119,912 NOV, Inc 2,407,833
29,233 * Oceaneering International, Inc 656,281
98,536 ONEOK, Inc 6,605,853
132,001 * TechnipFMC plc 2,420,898
20,990 * Weatherford International Ltd 1,744,269
17,818 World Fuel Services Corp 401,618
TOTAL ENERGY 41,399,981
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .7%
38,846 American Tower Corp 7,392,782
40,039 Crown Castle International Corp 4,335,823
24,207 DiamondRock Hospitality Co 205,760
11,972 Empire State Realty Trust, Inc 107,150
9,877 Equinix, Inc 7,999,580
6,811 Iron Mountain, Inc 418,195
4,036 iStar, Inc 99,810
33,468 Park Hotels & Resorts, Inc 456,169
3,043 PotlatchDeltic Corp 163,196
67,888 d Prologis, Inc 8,469,028
17,766 Sunstone Hotel Investors, Inc 181,036
40,242 Welltower, Inc 3,305,880
13,732 Xenia Hotels & Resorts, Inc 174,396
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 33,308,805
FINANCIAL SERVICES - 8 .6%
53,145 Ally Financial, Inc 1,623,048
48,139 American Express Co 8,129,714
2,628 Ameriprise Financial, Inc 915,727

Social Choice Low Carbon Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
54,996 Bank of New York Mellon Corp $ 2,494,619
11,487 BlackRock, Inc 8,487,170
28,027 Discover Financial Services 2,958,250
129 Federal Agricultural Mortgage Corp (FAMC) 20,737
103,327 Fidelity National Information Services, Inc 6,238,884
23,668 Goldman Sachs Group, Inc 8,422,731
63,466 Intercontinental Exchange Group, Inc 7,285,897
37,908 Mastercard, Inc (Class A) 14,946,366
15,728 Moody's Corp 5,548,052
91,677 Morgan Stanley 8,393,946
32,118 * Open Lending Corp 362,612
101,761 * PayPal Holdings, Inc 7,715,519
23,231 S&P Global, Inc 9,164,862
19,202 State Street Corp 1,390,993
1,079 T Rowe Price Group, Inc 132,997
45,616 Visa, Inc (Class A) 10,844,292
13,008 * WEX, Inc 2,463,065
TOTAL FINANCIAL SERVICES 107,539,481
FOOD, BEVERAGE & TOBACCO - 4 .3%
70,973 Archer-Daniels-Midland Co 6,029,866
17,950 Bunge Ltd 1,950,627
196,522 Coca-Cola Co 12,170,607
46,341 * Darling International, Inc 3,209,114
81,822 General Mills, Inc 6,115,376
87 * Hain Celestial Group, Inc 1,102
38,355 Hormel Foods Corp 1,567,952
6,455 Kellogg Co 431,775
127,363 Keurig Dr Pepper, Inc 4,331,616
44,590 Lamb Weston Holdings, Inc 4,620,862
11,256 McCormick & Co, Inc 1,007,187
68,016 PepsiCo, Inc 12,750,279
3,305 * Vital Farms, Inc 38,669
TOTAL FOOD, BEVERAGE & TOBACCO 54,225,032
HEALTH CARE EQUIPMENT & SERVICES - 5 .7%
126 * Acadia Healthcare Co, Inc 9,958
43 * AMN Healthcare Services, Inc 4,607
11,386 * Angiodynamics, Inc 98,944
6,744 * AxoGen, Inc 58,268
28,701 * Cerus Corp 88,112
24,086 Cigna Corp 7,107,779
8,877 * CryoLife, Inc 154,637
47,352 * Dexcom, Inc 5,898,165
78,493 * Edwards Lifesciences Corp 6,441,921
16,292 Elevance Health, Inc 7,683,796
295 Encompass Health Corp 19,479
14,996 * Enhabit, Inc 205,895
9,467 * Envista Holdings Corp 325,759
6,370 * Fulgent Genetics, Inc 247,347
24,807 HCA Healthcare, Inc 6,767,598
16,334 * Health Catalyst, Inc 229,166
6,341 * Hologic, Inc 503,602
11,236 * IDEXX Laboratories, Inc 6,232,946
1,649 * Insulet Corp 456,361
90 * Integer Holding Corp 8,323
5,255 LeMaitre Vascular, Inc 332,274
62 * LivaNova plc 3,624
7,558 * NextGen Healthcare, Inc 125,690
13,518 * Omnicell, Inc 853,662
122,939 * Opko Health, Inc 228,667
17,854 * OraSure Technologies, Inc 84,271
5,698 * Orthofix Medical Inc 112,194

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,973 * Outset Medical, Inc $ 164,084
11,126 * Penumbra, Inc 3,375,183
586 * RadNet, Inc 19,385
12,615 Resmed, Inc 2,804,945
5,277 * Shockwave Medical Inc 1,375,186
10,364 * SI-BONE, Inc 266,977
2,949 * Staar Surgical Co 161,517
49,184 * Teladoc, Inc 1,464,208
2,029 * UFP Technologies, Inc 394,975
33,139 UnitedHealth Group, Inc 16,780,595
6,424 * Varex Imaging Corp 149,615
TOTAL HEALTH CARE EQUIPMENT & SERVICES 71,239,715
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
80,172 Colgate-Palmolive Co 6,113,917
1,875 Kimberly-Clark Corp 242,063
102,181 Procter & Gamble Co 15,970,890
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,326,870
INSURANCE - 2 .4%
146,974 * Genworth Financial, Inc (Class A) 861,268
44,265 Marsh & McLennan Cos, Inc 8,340,411
8,968 ProAssurance Corp 150,662
57,535 Progressive Corp 7,248,259
57,650 Prudential Financial, Inc 5,562,649
18,318 Selective Insurance Group, Inc 1,890,235
35,499 Travelers Cos, Inc 6,127,482
TOTAL INSURANCE 30,180,966
MATERIALS - 2 .4%
36,860 * Allegheny Technologies, Inc 1,757,485
17,080 * Arconic Corp 510,521
86,588 Ball Corp 5,081,850
4,887 * Clearwater Paper Corp 157,508
34,438 * Coeur Mining, Inc 106,069
16,584 Commercial Metals Co 948,937
81 Compass Minerals International, Inc 3,067
37,362 Ecolab, Inc 6,842,477
44,407 Graphic Packaging Holding Co 1,074,649
5,887 Hawkins, Inc 275,217
34 Innospec, Inc 3,643
6,388 International Flavors & Fragrances, Inc 540,489
6,031 Koppers Holdings, Inc 230,746
3,959 Myers Industries, Inc 77,636
122,312 Newmont Goldcorp Corp 5,249,631
6,517 PPG Industries, Inc 937,796
19,577 Royal Gold, Inc 2,351,981
5,769 Ryerson Holding Corp 245,125
2,888 Schnitzer Steel Industries, Inc (Class A) 104,574
23,934 Steel Dynamics, Inc 2,550,886
10,324 Trinseo plc 181,909
29,586 Valvoline, Inc 1,123,380
TOTAL MATERIALS 30,355,576
MEDIA & ENTERTAINMENT - 4 .2%
1 * Atlanta Braves Holdings, Inc 36
8,442 * Charter Communications, Inc 3,420,614
248,510 Comcast Corp (Class A) 11,247,563
38,397 Electronic Arts, Inc 5,235,431
5,935 * Liberty Media Group (Class C) 430,881
6,347 * MediaAlpha, Inc 64,358
25,069 * Netflix, Inc 11,004,539
177,468 * Pinterest, Inc 5,144,797

Social Choice Low Carbon Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
7,377 * Roku, Inc $ 710,184
13,672 * Take-Two Interactive Software, Inc 2,090,996
40,872 * Vimeo, Inc 168,393
104,368 * Walt Disney Co 9,277,271
69,536 * Warner Bros Discovery, Inc 908,835
20,235 * Yelp, Inc 911,587
22,813 * ZipRecruiter, Inc 422,497
81,361 * ZoomInfo Technologies, Inc 2,080,401
TOTAL MEDIA & ENTERTAINMENT 53,118,383
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .4%
21,113 * Aclaris Therapeutics, Inc 208,385
22,005 Agilent Technologies, Inc 2,679,549
24,261 *,e Allogene Therapeutics, Inc 120,335
34,033 Amgen, Inc 7,968,827
11,312 * Arcellx, Inc 387,436
11,247 * Biogen, Inc 3,038,827
17,715 * Biohaven Ltd 352,174
129,807 Bristol-Myers Squibb Co 8,072,697
6,343 *,e Cassava Sciences, Inc 139,419
29,235 * Cymabay Therapeutics, Inc 381,517
38,542 Danaher Corp 9,830,523
35,699 Eli Lilly & Co 16,226,980
5,238 * Entrada Therapeutics, Inc 90,984
10,787 * Erasca, Inc 28,478
104,629 Gilead Sciences, Inc 7,966,452
11,521 * Illumina, Inc 2,213,760
16,081 * Immunovant, Inc 367,129
22,350 * Intellia Therapeutics, Inc 946,076
3,226 * IQVIA Holdings, Inc 721,850
120,326 Merck & Co, Inc 12,832,768
7,717 * Nurix Therapeutics, Inc 74,932
35,444 * Nuvation Bio, Inc 65,571
7,336 *,e Phathom Pharmaceuticals, Inc 111,581
25,776 * Point Biopharma Global, Inc 230,437
10,163 * Regeneron Pharmaceuticals, Inc 7,540,031
27,104 *,e Sana Biotechnology, Inc 158,829
7,756 * Tango Therapeutics, Inc 26,215
7,168 *,e Tarsus Pharmaceuticals, Inc 157,768
18,384 *,e Theravance Biopharma, Inc 181,818
3,424 West Pharmaceutical Services, Inc 1,260,169
42,369 Zoetis, Inc 7,969,185
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 92,350,702
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
41,029 * CBRE Group, Inc 3,418,126
2,503 * Howard Hughes Corp 211,328
32,684 * Realogy Holdings Corp 273,892
4,386 * Tejon Ranch Co 77,238
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,980,584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .4%
62,999 Applied Materials, Inc 9,550,018
7,282 * Cirrus Logic, Inc 588,386
30,342 * First Solar, Inc 6,292,931
275,663 Intel Corp 9,860,465
12,368 Lam Research Corp 8,886,284
106,653 Marvell Technology, Inc 6,946,310
8,636 * Nanometrics, Inc 1,073,628
79,126 NVIDIA Corp 36,974,789
32,523 * Rambus, Inc 2,036,265
1,540 * Silicon Laboratories, Inc 229,676
56,230 Texas Instruments, Inc 10,121,400

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
4,925 *,e Wolfspeed, Inc $ 324,557
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 92,884,709
SOFTWARE & SERVICES - 15 .0%
35,223 Accenture plc 11,142,796
24,542 * Adobe, Inc 13,404,104
47,207 * Akamai Technologies, Inc 4,461,062
8,492 * Altair Engineering, Inc 636,390
7,964 * Ansys, Inc 2,724,484
24,328 * Autodesk, Inc 5,157,293
31,114 * Cadence Design Systems, Inc 7,280,987
3,686 * Commvault Systems, Inc 287,250
1,826 Dolby Laboratories, Inc (Class A) 161,802
68,918 * DXC Technology Co 1,905,583
330 * Elastic NV 21,929
4,974 * Fair Isaac Corp 4,168,063
4,662 * Intapp, Inc 191,422
8,242 InterDigital, Inc 763,951
66,082 International Business Machines Corp 9,527,703
19,413 Intuit, Inc 9,933,632
224,188 Microsoft Corp 75,309,233
50,547 * Salesforce, Inc 11,373,580
15,652 * ServiceNow, Inc 9,125,116
11,165 * SPS Commerce, Inc 2,014,054
16,588 * Synopsys, Inc 7,494,458
28,824 * VMware, Inc (Class A) 4,543,527
26,094 * Workday, Inc 6,187,670
TOTAL SOFTWARE & SERVICES 187,816,089
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .4%
28,112 Avnet, Inc 1,363,432
8,954 Badger Meter, Inc 1,474,187
10,055 Benchmark Electronics, Inc 266,558
44,657 * Ciena Corp 1,884,525
221,231 Cisco Systems, Inc 11,512,861
9,052 CTS Corp 403,991
8,113 * ePlus, Inc 457,168
11,300 * Fabrinet 1,397,132
5,222 * FARO Technologies, Inc 86,633
32,839 * Harmonic, Inc 489,958
381,016 Hewlett Packard Enterprise Co 6,622,058
205,806 HP, Inc 6,756,611
9,609 * Insight Enterprises, Inc 1,409,544
37,364 * Keysight Technologies, Inc 6,018,593
7,284 * Kimball Electronics, Inc 212,547
25,579 * Knowles Corp 467,328
5,528 Littelfuse, Inc 1,683,829
172 *,e Lumentum Holdings, Inc 9,006
600 Methode Electronics, Inc 20,184
47,269 *,e Microvision, Inc 189,076
40,678 * Mirion Technologies, Inc 307,119
39,633 National Instruments Corp 2,338,347
8,531 * Netgear, Inc 116,363
2,868 * Novanta, Inc 507,349
4,734 * OSI Systems, Inc 564,435
7,569 *,e PAR Technology Corp 261,812
7,905 * Plexus Corp 778,563
21,532 * Ribbon Communications, Inc 68,472
5,484 * Rogers Corp 924,657
73,557 * Trimble Inc 3,957,367
2,890 * Vishay Precision Group, Inc 108,115
48,593 Vontier Corp 1,502,981

Social Choice Low Carbon Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
34,198 Xerox Holdings Corp $ 546,484
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 54,707,285
TELECOMMUNICATION SERVICES - 0 .7%
6,905 * Bandwidth Inc 104,611
21,856 * Consolidated Communications Holdings, Inc 78,244
7,122 Iridium Communications, Inc 374,261
243,313 Verizon Communications, Inc 8,292,107
TOTAL TELECOMMUNICATION SERVICES 8,849,223
TRANSPORTATION - 2 .3%
4,518 CH Robinson Worldwide, Inc 452,613
225,206 CSX Corp 7,503,864
27,646 Expeditors International of Washington, Inc 3,519,336
10,134 * GXO Logistics, Inc 679,687
17,514 Old Dominion Freight Line 7,346,948
1,512 Ryder System, Inc 154,451
47,614 United Parcel Service, Inc (Class B) 8,910,008
TOTAL TRANSPORTATION 28,566,907
UTILITIES - 1 .4%
69,039 Consolidated Edison, Inc 6,549,040
68,280 Essential Utilities Inc 2,887,561
78,228 Eversource Energy 5,658,231
7,098 ONE Gas, Inc 561,665
28,346 *,e Sunnova Energy International, Inc 500,590
62,543 UGI Corp 1,688,036
TOTAL UTILITIES 17,845,123
TOTAL COMMON STOCKS 1,246,091,562
(Cost $1,043,899,344)
TOTAL LONG-TERM INVESTMENTS 1,246,091,562
(Cost $1,043,899,344)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .2%
$ 2,725,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 2,725,000
TOTAL REPURCHASE AGREEMENT 2,725,000
TREASURY DEBT - 0 .2%
3,000,000 United States Treasury Bill 0 .000 08/08/23 2,996,947
TOTAL TREASURY DEBT 2,996,947
TOTAL SHORT-TERM INVESTMENTS 5,721,947
(Cost $5,721,996)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
896,137 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 896,137
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 896,137
(Cost $896,137)
TOTAL INVESTMENTS - 100.0% 1,252,709,646
(Cost $1,050,517,477)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (305,552)
NET ASSETS - 100.0% $ 1,252,404,094

REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,976,831.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $2,725,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,779,513.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 23 09/15/23  $ 5,202,138 $ 5,306,675 $ 104,537

Emerging Markets Equity Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUSTRALIA - 1 .0%
2,695,503 Glencore Xstrata plc $ 16,392,523
TOTAL AUSTRALIA 16,392,523
BRAZIL - 15 .9%
6,892,655 Arcos Dorados Holdings, Inc 77,887,001
4,677,900 Banco Bradesco S.A. (Preference) 16,480,849
7,514,600 * Cia Brasileira de Distribuicao 32,894,998
4,925,300 * Embraer S.A. 19,279,366
1,277,500 Localiza Rent A Car 18,159,884
23,607,900 * Magazine Luiza S.A. 16,724,603
1,247,971 * Pagseguro Digital Ltd 14,176,950
23,019,311 Raizen S.A. 20,250,665
8,386,141 Sendas Distribuidora S.A. 23,888,199
4,497,500 Ultrapar Participacoes S.A. 17,966,222
1,195,800 Vale S.A. 17,489,089
TOTAL BRAZIL 275,197,826
CANADA - 1 .1%
1,136,250 e Pan American Silver Corp 19,179,900
TOTAL CANADA 19,179,900
CHINA - 26 .4%
9,044,908 * Alibaba Group Holding Ltd 115,588,291
3,257,858 * Baidu, Inc 63,693,687
905,373 *,e Baozun, Inc (ADR) 4,671,725
3,576,738 China Merchants Bank Co Ltd (Class A) 17,851,565
1,102,337 Contemporary Amperex Technology Co Ltd 36,752,968
17,708,000 CSPC Pharmaceutical Group Ltd 14,791,051
8,047,539 Foxconn Industrial Internet Co Ltd 25,203,853
11,908,000 Geely Automobile Holdings Ltd 17,376,549
3,780,527 * HUYA, Inc (ADR) 12,967,208
269,361 * iClick Interactive Asia Group Ltd (ADR) 826,938
1,222,900 JD.com, Inc 25,318,403
128,341 * Pinduoduo, Inc (ADR) 11,527,589
2,762,371 Ping An Insurance Group Co of China Ltd (Class A) 20,411,103
712,000 Silergy Corp 7,531,094
1,820,476 Tencent Holdings Ltd 83,671,117
TOTAL CHINA 458,183,141
HONG KONG - 1 .4%
1,812,362 * Melco Crown Entertainment Ltd (ADR) 24,684,370
22,290 *,† Mongolian Metals Corporation 0
TOTAL HONG KONG 24,684,370
INDIA - 14 .8%
2,571,833 Axis Bank Ltd 29,857,678
22,956,912 Edelweiss Capital Ltd 13,333,028
710,272 HDFC Bank Ltd 14,259,482
320,684 HDFC Bank Ltd (ADR) 21,896,303
1,994,731 Mahindra & Mahindra Ltd 35,814,410
255,076 *,† Nuvama Wealth Management Ltd 7,564,010
2,400,529 Piramal Healthcare Ltd 29,556,370
9,928,597 * Piramal Pharma Ltd 12,594,314
2,678,512 Reliance Industries Ltd 83,148,941
2,678,512 *,† Reliance Strategic Investments Ltd 8,234,311
TOTAL INDIA 256,258,847

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDONESIA - 3 .5%
54,229,500 Astra International Tbk PT $ 24,644,290
1,579,844,000 * GoTo Gojek Tokopedia Tbk PT 11,859,391
62,597,400 PT Bank Mandiri Persero Tbk 23,796,108
TOTAL INDONESIA 60,299,789
KOREA, REPUBLIC OF - 9 .1%
506,546 Hynix Semiconductor, Inc 49,056,431
396,283 KB Financial Group, Inc 15,871,687
1,344,387 Samsung Electronics Co Ltd 73,608,721
108,876 * SK Innovation Co Ltd 18,467,449
TOTAL KOREA, REPUBLIC OF 157,004,288
MACAU - 1 .4%
23,702,500 *,e Wynn Macau Ltd 24,788,179
TOTAL MACAU 24,788,179
MEXICO - 6 .7%
597,794 Fomento Economico Mexicano SAB de C.V. (ADR) 67,700,171
3,363,200 Grupo Financiero Banorte S.A. de C.V. 31,876,588
3,207,638 Grupo Televisa SAB (ADR) 17,032,558
TOTAL MEXICO 116,609,317
PERU - 0 .9%
103,687 Credicorp Ltd 16,284,043
TOTAL PERU 16,284,043
SAUDI ARABIA - 2 .3%
1,129,934 Al Rajhi Bank 22,460,321
2,071,064 g Saudi Arabian Oil Co 17,897,683
TOTAL SAUDI ARABIA 40,358,004
SINGAPORE - 3 .3%
847,598 * Sea Ltd (ADR) 56,382,219
TOTAL SINGAPORE 56,382,219
TAIWAN - 10 .3%
1,176,000 Delta Electronics, Inc 13,728,277
1,671,000 MediaTek, Inc 36,770,205
7,092,400 Taiwan Semiconductor Manufacturing Co Ltd 128,071,714
TOTAL TAIWAN 178,570,196
THAILAND - 0 .7%
2,672,000 PTT Exploration & Production PCL (ADR) 12,477,587
TOTAL THAILAND 12,477,587
UNITED STATES - 0 .6%
97,817 Wynn Resorts Ltd 10,660,097
TOTAL UNITED STATES 10,660,097
TOTAL COMMON STOCKS 1,723,330,326
(Cost $1,576,724,828)
TOTAL LONG-TERM INVESTMENTS 1,723,330,326
(Cost $1,576,724,828)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/09/23 4,994,371

Emerging Markets Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 5,000,000 FHLB 0 .000% 09/01/23 $ 4,978,099
TOTAL GOVERNMENT AGENCY DEBT 9,972,470
REPURCHASE AGREEMENT - 0 .6%
8,270,000 r Fixed Income Clearing Corp (FICC) 5 .300 08/01/23 8,270,000
2,112,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,112,000
TOTAL REPURCHASE AGREEMENT 10,382,000
TREASURY DEBT - 0 .2%
4,000,000 United States Treasury Bill 0 .000 08/08/23 3,995,929
TOTAL TREASURY DEBT 3,995,929
TOTAL SHORT-TERM INVESTMENTS 24,350,399
(Cost $24,350,993)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
940,574 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 940,574
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 940,574
(Cost $940,574)
TOTAL INVESTMENTS - 100.9% 1,748,621,299
(Cost $1,602,016,395)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (15,761,072)
NET ASSETS - 100.0% $ 1,732,860,227
ADR American Depositary Receipt
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,682,646.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $8,270,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $8,435,477.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,112,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,154,288.

Portfolio of Investments
International Equity Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUSTRALIA - 6 .4%
4,419,809 BHP Billiton Ltd $ 137,552,706
1,630,505 Commonwealth Bank of Australia 116,008,409
21,919,326 Glencore Xstrata plc 133,300,927
1,978,674 Woodside Energy Group Ltd 51,000,673
TOTAL AUSTRALIA 437,862,715
BRAZIL - 1 .7%
12,963,698 Banco Bradesco S.A. (Preference) 45,672,790
11,272,400 Itau Unibanco Holding S.A. 68,272,067
TOTAL BRAZIL 113,944,857
CHINA - 0 .7%
455,419 * Alibaba Group Holding Ltd (ADR) 46,525,605
TOTAL CHINA 46,525,605
DENMARK - 5 .0%
564,157 DSV AS 112,910,371
1,457,766 Novo Nordisk AS 235,067,964
TOTAL DENMARK 347,978,335
FINLAND - 1 .2%
7,622,377 Nordea Bank Abp 86,297,876
TOTAL FINLAND 86,297,876
FRANCE - 13 .2%
1,215,682 Airbus SE 179,069,974
740,946 BNP Paribas S.A. 48,863,757
1,791,961 Compagnie de Saint-Gobain 121,192,745
636,296 Essilor International S.A. 128,006,966
184,726 Kering 106,063,263
114,225 LVMH Moet Hennessy Louis Vuitton S.A. 106,088,470
2,120,153 Total S.A. 128,813,090
750,005 Vinci S.A. 88,086,127
TOTAL FRANCE 906,184,392
GERMANY - 7 .8%
2,494,766 Bayer AG. 145,902,457
1,472,304 Deutsche Post AG. 75,710,599
172,341 Dr ING hc F Porsche AG. 21,074,316
869,020 HeidelbergCement AG. 70,432,198
1,919,325 RWE AG. 82,605,131
839,751 Siemens AG. 143,128,964
TOTAL GERMANY 538,853,665
HONG KONG - 0 .5%
815,424 Hong Kong Exchanges and Clearing Ltd 34,379,908
TOTAL HONG KONG 34,379,908
INDONESIA - 0 .5%
89,508,643 Bank Rakyat Indonesia 33,512,387
TOTAL INDONESIA 33,512,387
IRELAND - 2 .1%
2,450,485 CRH plc 145,977,673
TOTAL IRELAND 145,977,673

International Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY - 2 .4%
7,633,210 Enel S.p.A. $ 52,632,485
1,516,750 Moncler S.p.A 109,469,323
TOTAL ITALY 162,101,808
JAPAN - 21 .5%
5,201,500 Daiichi Sankyo Co Ltd 160,204,169
452,016 Daikin Industries Ltd 91,397,051
3,140,179 * Hitachi Ltd 205,570,191
164,900 Keyence Corp 73,997,548
10,752,000 Mitsubishi UFJ Financial Group, Inc 86,577,770
2,200,080 Nintendo Co Ltd 99,520,039
3,328,700 ORIX Corp 64,032,597
2,458,200 Recruit Holdings Co Ltd 85,141,351
2,523,500 SBI Holdings, Inc 53,289,480
1,150,800 Shiseido Co Ltd 50,455,751
2,056,059 Sony Corp 192,583,287
3,055,800 Sumitomo Mitsui Financial Group, Inc 143,169,266
10,534,245 * Toyota Motor Corp 177,120,147
TOTAL JAPAN 1,483,058,647
KOREA, REPUBLIC OF - 1 .9%
92,338 LG Chem Ltd 46,972,876
1,569,087 Samsung Electronics Co Ltd 85,911,637
TOTAL KOREA, REPUBLIC OF 132,884,513
MEXICO - 0 .6%
337,616 Fomento Economico Mexicano SAB de C.V. (ADR) 38,235,012
TOTAL MEXICO 38,235,012
NETHERLANDS - 10 .3%
212,963 ASML Holding NV 152,538,747
1,112,372 Heineken NV 108,880,600
8,157,980 ING Groep NV 119,079,281
22,444,834 e Koninklijke KPN NV 81,211,148
8,226,586 Shell plc 249,329,331
TOTAL NETHERLANDS 711,039,107
NORWAY - 1 .4%
3,207,549 Equinor ASA 98,114,027
TOTAL NORWAY 98,114,027
SPAIN - 1 .7%
14,487,145 Banco Bilbao Vizcaya Argentaria S.A. 114,830,532
TOTAL SPAIN 114,830,532
SWITZERLAND - 5 .1%
138,303 Lonza Group AG. 80,359,009
1,669,236 Novartis AG. 174,764,224
194,998 Zurich Insurance Group AG 94,281,240
TOTAL SWITZERLAND 349,404,473
TAIWAN - 1 .2%
845,809 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 83,861,962
TOTAL TAIWAN 83,861,962
UNITED KINGDOM - 9 .3%
1,598,694 Ashtead Group plc 118,277,439
1,817,939 AstraZeneca plc 261,194,564
8,619,265 BP plc 53,477,780
946,746 Diageo plc 41,318,134
1,416,939 Reckitt Benckiser Group plc 106,145,805

Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
1,137,103 Unilever plc $ 61,099,836
TOTAL UNITED KINGDOM 641,513,558
UNITED STATES - 4 .8%
24,048,688 Haleon plc 103,804,270
415,265 Linde plc 161,134,219
548,080 Nestle S.A. 67,150,283
TOTAL UNITED STATES 332,088,772
TOTAL COMMON STOCKS 6,838,649,824
(Cost $5,298,332,475)
TOTAL LONG-TERM INVESTMENTS 6,838,649,824
(Cost $5,298,332,475)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0 .6%
$ 41,310,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 41,310,000
2,114,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,114,000
TOTAL REPURCHASE AGREEMENT 43,424,000
TOTAL SHORT-TERM INVESTMENTS 43,424,000
(Cost $43,424,000)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,083 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 1,083
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,083
(Cost $1,083)
TOTAL INVESTMENTS - 99.9% 6,882,074,907
(Cost $5,341,757,558)
OTHER ASSETS & LIABILITIES, NET - 0.1% 3,551,935
NET ASSETS - 100.0% $ 6,885,626,842
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,805,192.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $41,310,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $42,136,239.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,114,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,156,289.

International Opportunities Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUSTRALIA - 3 .5%
1,767,689 Australia & New Zealand Banking Group Ltd $ 30,667,928
146,823 * Flutter Entertainment plc 29,222,647
512,245 Mineral Resources Ltd 24,750,026
TOTAL AUSTRALIA 84,640,601
BRAZIL - 5 .3%
4,563,500 Itau Unibanco Holding S.A. 27,639,152
1,761,000 Localiza Rent A Car 25,032,920
28,696,600 * Magazine Luiza S.A. 20,329,603
3,480,644 * NU Holdings Ltd 27,705,926
3,106,800 * Petro Rio S.A. 29,972,449
TOTAL BRAZIL 130,680,050
CANADA - 11 .7%
956,734 Alimentation Couche-Tard, Inc 48,437,085
418,013 e Bank of Montreal 38,845,268
1,064,343 e Cameco Corp 37,419,286
763,262 Dollarama, Inc 50,276,372
1,152,197 * Lightspeed Commerce, Inc 20,245,254
370,591 Nutrien Ltd 25,537,940
584,994 * Shopify, Inc (Class A) 39,518,648
846,253 Suncor Energy, Inc 26,478,898
TOTAL CANADA 286,758,751
CHINA - 4 .2%
1,299,407 JD.com, Inc 26,902,371
1,275,550 *,g Meituan Dianping (Class B) 24,350,397
1,092,900 Tencent Holdings Ltd 50,230,909
TOTAL CHINA 101,483,677
DENMARK - 4 .1%
205,162 Carlsberg AS (Class B) 30,770,632
426,938 Novo Nordisk AS 68,844,688
TOTAL DENMARK 99,615,320
FRANCE - 6 .3%
175,402 Essilor International S.A. 35,286,530
97,529 L'Oreal S.A. 45,361,656
53,437 LVMH Moet Hennessy Louis Vuitton S.A. 49,630,550
162,041 Teleperformance 23,502,232
TOTAL FRANCE 153,780,968
GERMANY - 5 .8%
509,065 Bayer AG. 29,771,864
228,509 Beiersdorf AG. 29,593,137
164,525 Deutsche Boerse AG. 31,523,241
221,008 Dr ING hc F Porsche AG. 27,025,446
796,928 * HelloFresh SE 22,724,473
TOTAL GERMANY 140,638,161
INDIA - 1 .0%
411,768 g Larsen & Toubro Infotech Ltd 24,536,939
TOTAL INDIA 24,536,939

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDONESIA - 1 .6%
104,326,200 Bank Rakyat Indonesia $ 39,060,138
TOTAL INDONESIA 39,060,138
IRELAND - 3 .2%
731,447 CRH plc 43,572,979
375,292 Keywords Studios plc 8,486,334
686,571 Smurfit Kappa Group plc 27,168,314
TOTAL IRELAND 79,227,627
ITALY - 5 .9%
734,877 Amplifon S.p.A. 24,862,421
2,626,022 Davide Campari-Milano NV 35,317,054
156,744 Ferrari NV 50,250,034
461,797 Moncler S.p.A 33,329,557
TOTAL ITALY 143,759,066
JAPAN - 11 .9%
730,800 BayCurrent Consulting, Inc 23,600,987
78,200 Disco Corp 14,699,708
273,900 GMO Payment Gateway, Inc 20,895,520
1,517,500 MonotaRO Co Ltd 18,520,841
443,900 Murata Manufacturing Co Ltd 26,368,413
2,169,500 Nikon Corp 28,675,943
745,500 Oriental Land Co Ltd 28,592,560
281,400 Paltac Corp 9,454,673
878,500 Recruit Holdings Co Ltd 30,427,417
131,499 * SHIFT, Inc 31,107,051
981,700 TechnoPro Holdings, Inc 25,416,260
218,600 Tokyo Electron Ltd 32,809,003
TOTAL JAPAN 290,568,376
NETHERLANDS - 6 .8%
18,806 *,g Adyen NV 34,904,211
100,114 ASML Holding NV 71,708,532
4,078,670 ING Groep NV 59,534,970
TOTAL NETHERLANDS 166,147,713
NORWAY - 2 .3%
976,076 e Aker BP ASA 27,342,398
906,566 Equinor ASA 27,730,470
TOTAL NORWAY 55,072,868
PHILIPPINES - 1 .1%
7,992,434 BDO Unibank, Inc 21,136,393
5,869,880 Robinsons Retail Holdings, Inc 5,829,803
TOTAL PHILIPPINES 26,966,196
PORTUGAL - 1 .3%
1,168,319 Jeronimo Martins SGPS S.A. 31,808,396
TOTAL PORTUGAL 31,808,396
SPAIN - 1 .5%
515,490 Amadeus IT Holding S.A. 36,979,237
142,139 *,†,e Let's GOWEX S.A. 1,563
TOTAL SPAIN 36,980,800
SWEDEN - 1 .1%
197,224 g Evolution Gaming Group AB 24,320,202
355,281 Hexagon AB 3,444,736
TOTAL SWEDEN 27,764,938
SWITZERLAND - 3 .5%
7,015 Givaudan S.A. 23,678,925

International Opportunities Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
61,740 Lonza Group AG. $ 35,873,157
700,399 * On Holding AG. 25,214,364
TOTAL SWITZERLAND 84,766,446
TAIWAN - 3 .8%
1,197,540 Dadi Early-Childhood Education Group Ltd 3,793,681
1,281,000 Eclat Textile Co Ltd 22,160,709
2,507,349 Hota Industrial Manufacturing Co Ltd 5,339,819
2,938,000 Taiwan Semiconductor Manufacturing Co Ltd 53,053,225
97,920 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 9,708,768
TOTAL TAIWAN 94,056,202
UNITED KINGDOM - 8 .2%
781,329 Ashtead Group plc 57,805,680
3,799,007 Beazley plc 26,766,488
800,564 Compass Group plc 20,828,776
5,388,784 * Darktrace plc 25,556,611
400,852 Dechra Pharmaceuticals plc 19,109,583
2,133,758 Electrocomponents plc 21,493,291
737,259 Fevertree Drinks plc 12,697,480
8,564,778 Tritax Big Box REIT plc 15,187,120
TOTAL UNITED KINGDOM 199,445,029
UNITED STATES - 5 .2%
173,691 Ferguson plc 27,933,046
89,522 Linde plc 34,736,993
74,846 * Lululemon Athletica, Inc 28,331,456
119,158 Roche Holding AG. 36,945,098
TOTAL UNITED STATES 127,946,593
TOTAL COMMON STOCKS 2,425,704,855
(Cost $1,811,156,085)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,504 PointsBet Holdings Ltd 07/08/24 0
TOTAL AUSTRALIA 0
TOTAL RIGHTS/WARRANTS 0
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 2,425,704,855
(Cost $1,811,156,085)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 1,100,000 Federal Home Loan Bank (FHLB) 0 .000% 08/30/23 1,095,517
TOTAL GOVERNMENT AGENCY DEBT 1,095,517
TOTAL SHORT-TERM INVESTMENTS 1,095,517
(Cost $1,095,348)

SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
17,476,048 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340% $ 17,476,048
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 17,476,048
(Cost $17,476,048)
TOTAL INVESTMENTS - 100.1% 2,444,276,420
(Cost $1,829,727,481)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (2,380,415)
NET ASSETS - 100.0% $ 2,441,896,005
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,906,695.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Quant International Small-Cap Equity Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUSTRALIA - 6 .4%
1,294,007 Abacus Property Group $ 2,316,252
24,070 *,†,h Abacus Storage King 22,797
224,993 Altium Ltd 5,789,612
305,792 AUB Group Ltd 5,907,014
5,069,951 Beach Petroleum Ltd 5,528,200
1,938,247 Charter Hall Long Wale REIT 5,364,595
4,187,632 g Coronado Global Resources, Inc 4,711,393
294,576 Growthpoint Properties Australia Ltd 569,605
1,064,703 HomeCo Daily Needs REIT 856,344
1,386,132 *,e ioneer Ltd 271,208
727,763 Iress Market Technology Ltd 5,087,583
161,032 Jumbo Interactive Ltd 1,663,260
1,504,766 Macquarie CountryWide Trust 3,799,584
1,012,706 Nufarm Ltd 3,666,313
2,256,660 OceanaGold Corp 4,723,301
1,804,050 Perenti Global Ltd 1,452,121
4,482,640 Perseus Mining Ltd 5,270,628
292,972 Premier Investments Ltd 4,368,179
1,495,449 * Silver Lake Resources Ltd 902,723
228,908 SmartGroup Corp Ltd 1,392,902
609,204 Super Retail Group Ltd 5,056,190
706,384 * Telix Pharmaceuticals Ltd 5,372,703
625,271 *,e Webjet Ltd 3,318,979
TOTAL AUSTRALIA 77,411,486
AUSTRIA - 0 .6%
131,886 g BAWAG Group AG. 6,425,145
26,757 * Raiffeisen International Bank Holding AG. 432,645
78,415 Uniqa Versicherungen AG. 640,512
TOTAL AUSTRIA 7,498,302
BELGIUM - 0 .2%
28,004 Fagron NV 498,321
20,267 Melexis NV 2,184,887
TOTAL BELGIUM 2,683,208
BRAZIL - 2 .0%
234,020 Blau Farmaceutica S.A. 1,028,377
290,200 Bradespar S.A. 1,441,564
1,532,900 * Embraer S.A. 6,000,313
1,381,500 Enauta Participacoes S.A. 4,075,480
3,201,135 g Locaweb Servicos de Internet S.A. 5,016,211
1,295,200 Metalurgica Gerdau S.A. 3,766,112
484,752 Petroreconcavo S.A. 2,356,743
86,600 Randon Participacoes S.A. 227,820
TOTAL BRAZIL 23,912,620
CANADA - 6 .4%
15,951 Alamos Gold, Inc 197,051
138,521 Atco Ltd 3,953,991
9,673 * ATS Corp 438,665
625,799 B2Gold Corp 2,168,810
71,728 Badger Infrastructure Solution 1,746,080
34,448 Boyd Group Services, Inc 6,328,724
9,687 Brookfield Reinsurance Ltd 339,466
4,279 Calian Group Ltd 205,829
382,785 * Celestica, Inc 8,412,474

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CANADA—continued
319,912 * Chorus Aviation, Inc $ 778,764
1,349,047 Converge Technology Solutions Corp 3,253,304
4,906 e Corby Spirit and Wine Ltd 56,998
204,852 Crescent Point Energy Corp 1,660,689
185,922 Definity Financial Corp 4,679,598
234,977 Dundee Precious Metals, Inc 1,634,049
764,148 Enerflex Ltd 6,200,572
261,563 Finning International, Inc 9,009,359
552,415 * GoGold Resources, Inc 624,198
494,222 H&R Real Estate Investment Trust 3,856,629
884,265 *,e Hut 8 Mining Corp 3,145,037
94,047 * Interfor Corp 1,683,168
345,964 Martinrea International, Inc 3,875,091
47,352 g Minto Apartment Real Estate REIT NPV 541,156
111,759
NorthWest Healthcare Properties Real Estate
Investment Trust 592,421
170,756 * ShawCor Ltd 2,602,810
153,700 Slate Grocery REIT 1,553,726
180,022 e Topaz Energy Corp 2,928,352
363,119 * Torex Gold Resources, Inc 5,094,378
TOTAL CANADA 77,561,389
CHILE - 0 .3%
2,974,032 Aguas Andinas S.A. 1,042,220
15,740,735 Colbun S.A. 2,485,098
720,904 Inversiones Aguas Metropolitanas S.A. 592,048
TOTAL CHILE 4,119,366
CHINA - 2 .1%
33,400 g Angelalign Technology, Inc 338,192
393,000 Beijing Tong Ren Tang Chinese Medicine Co Ltd 700,819
3,240,000 China BlueChemical Ltd 809,816
2,582,000 g China New Higher Education Group Ltd 889,542
850,000 China Oriental Group Co Ltd 133,337
724,000 China Shineway Pharmaceutical Group Ltd 796,377
2,226,749 China XLX Fertiliser Ltd 1,123,993
4,565,760 *,† China Zhongwang Holdings Ltd 5,854
8,258,000 Citic Resources Holdings Ltd 424,569
1,500,000 Cofco International Ltd 566,815
114,000 Cosco International Holdings Ltd 48,238
2,078,000 CSSC Hong Kong Shipping Co Ltd 378,934
4,220,000 †,e Fire Rock Holdings Ltd 75,754
2,173,000 g Greentown Management Holdings Co Ltd 1,929,001
614,000 g Haitong UniTrust International Leasing Co Ltd 69,282
1,202,000 Harbin Power Equipment 478,967
1,690,500 *,e HUTCHMED China Ltd 5,026,437
5,143,200 e Jinchuan Group International Resources Co Ltd 291,060
144,315 *,e Jinke Smart Services Group Co Ltd 232,986
503,500 JNBY Design Ltd 591,931
3,074,000 Kinetic Development Group Ltd 193,137
4,205,000 Lonking Holdings Ltd 752,038
13,542,800 e Sihuan Pharmaceutical Holdings 1,325,998
899,000 Sinopec Engineering Group Co Ltd 405,722
2,010,000 Sinopec Kantons Holdings Ltd 774,081
650,000 Tianjin Port Development Holdings Ltd 48,445
783,000 Tong Ren Tang Technologies Co Ltd 706,769
127,000 Xinhua Winshare Publishing and Media Co Ltd 96,269
4,960,000 Yangzijiang Shipbuilding 5,745,976
TOTAL CHINA 24,960,339

Quant International Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CZECH REPUBLIC - 0 .0%
616 Philip Morris CR $ 480,277
TOTAL CZECH REPUBLIC 480,277
DENMARK - 1 .1%
343,233 Alm Brand AS 547,030
1,964 D/S Norden 98,385
27,385 ISS AS 553,347
51,169 * Jyske Bank 3,870,663
68,829 Matas A.S. 1,011,454
18,931 PER Aarsleff A.S. 898,571
9,825 Solar Holdings AS (B Shares) 734,452
120,278 Sydbank AS 5,768,321
TOTAL DENMARK 13,482,223
EGYPT - 0 .6%
1,228,538 Abou Kir Fertilizers & Chemical Industries 1,876,737
4,192,541 Centamin plc 5,176,757
TOTAL EGYPT 7,053,494
FINLAND - 0 .4%
68,460 Kemira Oyj 1,073,839
173,617 Kesko Oyj (B Shares) 3,473,849
TOTAL FINLAND 4,547,688
FRANCE - 2 .5%
2,264,743 * Air France-KLM 3,910,924
13,435 Cie des Alpes 197,573
128,975 Cie Plastic Omnium SA 2,511,758
266,864 Derichebourg 1,645,336
7,968 Inter Parfums S.A. 575,117
46,506 Nexans S.A. 4,128,815
265,057 Rexel S.A. 6,393,773
32,644 Sa des Ciments Vicat 1,109,654
7,063 Sopra Group S.A. 1,535,744
256,884 SPIE S.A. 7,711,130
TOTAL FRANCE 29,719,824
GEORGIA - 0 .0%
15,690 TBC Bank Group plc 501,380
TOTAL GEORGIA 501,380
GERMANY - 3 .0%
2,551 Amadeus Fire AG 302,951
25,748 Aurubis AG. 2,423,717
69,848 Cancom SE 2,011,117
165 Cewe Color Holding AG. 17,053
13,637 Eckert & Ziegler Strahlen- und Medizintechnik AG. 539,710
23,603 Elmos Semiconductor AG. 2,102,274
61,177 ElringKlinger AG. 524,633
189,070 Hensoldt AG. 6,428,384
4,665 Hornbach Holding AG. & Co KGaA 377,330
103,390 Hugo Boss AG. 8,348,592
7,478 g JOST Werke AG. 435,711
265,866 K&S AG. 5,076,280
198,624 Kloeckner & Co AG. 1,856,790
8,553 * Medios AG. 164,819
28,049 *,g Montana Aerospace AG. 441,471
13,084 NORMA Group 230,848
77,628 * PVA TePla AG. 1,828,498
308,262 Schaeffler AG. 1,965,775
12,822 * TUI AG. 103,865

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
52,594 Wacker Construction Equipment AG. $ 1,364,214
TOTAL GERMANY 36,544,032
GREECE - 0 .3%
140,064 * Aegean Airlines S.A. 2,010,881
121,421 Hellenic Petroleum S.A. 1,078,931
273,911 Holding CO ADMIE IPTO S.A. 719,435
17,759 Sarantis S.A. 148,593
TOTAL GREECE 3,957,840
HONG KONG - 0 .9%
586,000 ASM Pacific Technology 5,715,897
358,000
China Grand Pharmaceutical and Healthcare Holdings
Ltd 204,416
2,294,000 *
China High Speed Transmission Equipment Group
Co Ltd 780,619
2,132,000 Digital China Holdings Ltd 845,241
1,066,200 Far East Consortium 252,033
441,000 e Nissin Foods Co Ltd 351,377
1,955,000 PCCW Ltd 999,591
467,500 Stella International Holdings Ltd 458,574
16,000 Texhong Textile Group Ltd 11,805
3,594,000 Truly International Holdings 449,065
152,400 Vtech Holdings Ltd 950,422
1,240,000 Wasion Group Holdings Ltd 483,341
TOTAL HONG KONG 11,502,381
INDIA - 7 .6%
410,044 Amara Raja Batteries Ltd 3,166,426
41,591 * Arvind Fashions Ltd 164,813
235,365 Astral Polytechnik Ltd 5,643,795
9,237 AstraZeneca Pharma India Ltd 434,174
103,292 Bajaj Electricals Ltd 1,585,843
381,883 Bharat Dynamics Ltd 5,707,416
5,469 Blue Dart Express Ltd 447,684
50,125 Caplin Point Laboratories Ltd 554,401
1,042,518 Castrol India Ltd 1,835,905
58,394 g Cochin Shipyard Ltd 475,347
1,544,663 Crompton Greaves Consumer Electricals Ltd 5,525,151
8,480 Cummins India Ltd 203,147
7,858 ESAB India Ltd 459,803
498,788 Finolex Cables Ltd 6,423,964
320,724 Finolex Industries Ltd 779,346
91,680 GMM Pfaudler Ltd 1,645,447
78,636 Godfrey Phillips India Ltd 2,059,753
1,478,538 Greaves Cotton Ltd 2,451,459
442,666 Gujarat Narmada Valley Fertilizers Co Ltd 3,195,603
45,097 Happiest Minds Technologies Ltd 507,917
12,931 Hinduja Global Solutions Ltd 165,865
1,713,976 g Indian Energy Exchange Ltd 2,558,349
2,553,850 * Infibeam Incorporation Ltd 474,020
11,239 Ingersoll-Rand India Ltd 395,855
72,740 Jamna Auto Industries Ltd 99,397
1,058,652 Jindal Saw Ltd 4,180,661
32,156 Kaveri Seed Co Ltd 227,902
215,101 KPIT Engineering Ltd 2,836,676
8,650 * Linde India Ltd 525,208
8,028 Merck Ltd 524,981
3,762,191 Nagarjuna Construction Co 7,268,342
5,205,616 National Aluminium Co Ltd 6,044,763
7,442,075 NBCC India Ltd 4,181,055
15,261 g Nippon Life India Asset Management Ltd 58,714
79,182 Oracle Financial Services Software Ltd 3,744,454

Quant International Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
14,150 Ratnamani Metals & Tubes Ltd $ 460,465
1,393,010 REC Ltd 3,439,792
137,985 RITES Ltd 779,562
26,143 Route Mobile Ltd 477,484
2,989 SKF India Ltd 195,084
41,497 Sonata Software Ltd 533,746
97,836 Supreme Industries Ltd 4,226,223
986,126 Triveni Turbine Ltd 4,801,304
4,121 * VST Industries Ltd 190,570
37,077 Zydus Wellness Ltd 662,813
TOTAL INDIA 92,320,679
INDONESIA - 1 .1%
4,440,300 Bank Pembangunan Daerah Jawa Timur Tbk PT 194,337
877,100 Bumitama Agri Ltd 376,246
3,762,000 First Pacific Co 1,363,961
18,275,200 Golden Agri-Resources Ltd 3,441,386
28,824,237 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,223,310
2,663,700 Matahari Department Store Tbk PT 533,447
144,431,852 * PT Benakat Petroleum Energy 1,245,102
17,387,200 PT Harum Energy Indonesia Tbk 1,914,827
13,950,700 PT Indika Energy Tbk 1,828,283
7,038,000
PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk 485,535
14,934,600 PT Sawit Sumbermas Sarana Tbk 1,183,478
TOTAL INDONESIA 13,789,912
IRELAND - 0 .3%
42,935 Bank of Ireland Group plc 452,999
586,817 Cairn Homes plc 704,564
1,340,231 *,g Glenveagh Properties plc 1,582,630
91,725 Origin Enterprises plc 322,725
TOTAL IRELAND 3,062,918
ISRAEL - 2 .0%
62,547 Carasso Motors Ltd 284,610
143,841 First International Bank Of Israel Ltd 6,080,518
76,361 Gazit Globe Ltd 264,748
207,401 Harel Insurance Investments & Finances Ltd 1,635,784
8,815 IDI Insurance Co Ltd 182,215
16,141 Ituran Location and Control Ltd 448,881
4,674 M Yochananof & Sons Ltd 212,556
26,182 Magic Software Enterprises Ltd 331,384
48,447 * Nova Measuring Instruments Ltd 6,022,158
245,243 Plus500 Ltd 4,739,871
19,016 Rami Levi Chain Stores Hashikma Marketing Ltd 1,148,616
8,958 * Scope Metals Group Ltd 314,546
513,666 * Shufersal Ltd 2,723,951
TOTAL ISRAEL 24,389,838
ITALY - 2 .3%
29,036 ACEA S.p.A. 355,745
829,890 Banca Popolare di Sondrio SCARL 4,008,983
338,197 BPER Banca 1,170,264
106,329 Credito Emiliano S.p.A. 909,014
345,864 d'Amico International Shipping S.A. 1,433,181
90,925 Danieli & Co S.p.A. (RSP) 1,747,508
21,395 Interpump Group S.p.A. 1,164,077
1,824,856 Iride S.p.A. 3,698,063
846,094 g OVS S.p.A 2,324,998
525,660 Piaggio & C S.p.A. 2,066,966
22,645 Sesa S.p.A 2,653,223
1,070,252 Unipol Gruppo Finanziario S.p.A 5,958,831

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY—continued
46,575 Zignago Vetro S.p.A. $ 834,497
TOTAL ITALY 28,325,350
JAPAN - 21 .2%
3,600 Adventure, Inc 234,335
82,880 Aichi Corp 523,357
105,300 Aida Engineering Ltd 752,446
389,400 Alfresa Holdings Corp 6,210,043
662,000 Amada Co Ltd 6,515,085
86,200 AOKI Holdings, Inc 557,624
23,100 C Uyemura & Co Ltd 1,528,932
47,000 * Canon Electronics, Inc 597,393
10,780 Chofu Seisakusho Co Ltd 189,632
68,800 Chudenko Corp 1,127,821
493,100 Coca-Cola West Japan Co Ltd 5,678,679
21,000 Comture Corp 298,574
90,900 Digital Arts, Inc 3,597,203
62,200 Doutor Nichires Holdings Co Ltd 976,797
30,600 Eiken Chemical Co Ltd 324,723
365,200 Electric Power Development Co 5,777,643
43,900 FCC Co Ltd 575,425
346,800 Fields Corp 7,441,277
302,300 Fuji Machine Manufacturing Co Ltd 5,534,800
897,300 Fujikura Ltd 7,502,488
178,020 Fujimi, Inc 4,316,920
7,300 Fukui Computer Holdings, Inc 134,747
75,700 Fuso Chemical Co Ltd 2,387,011
34,400 Geo Holdings Corp 477,196
176,000 G-Tekt Corp 2,291,279
6,300 Hanwa Co Ltd 215,502
225,100 Heiwa Corp 3,812,909
906,400 Hitachi Zosen Corp 5,972,437
589,200 Iino Kaiun Kaisha Ltd 3,804,703
88,200 Inaba Denki Sangyo Co Ltd 1,959,252
188,800 e Infomart Corp 562,637
106,100 Itochu Enex Co Ltd 1,041,525
390,800 Jafco Co Ltd 5,109,512
23,200 Japan Petroleum Exploration Co 797,393
38,800 Justsystems Corp 1,104,283
118,920 Kanamoto Co Ltd 2,097,436
243,600 Kandenko Co Ltd 2,136,789
111,900 Kanto Denka Kogyo Co Ltd 747,438
33,900 Kentucky Fried Chicken Japan Ltd 709,039
138,300 Kinden Corp 1,907,382
113,700 Kitz Corp 846,170
602,400 Kobe Steel Ltd 6,588,649
98,820 * Lifenet Insurance Co 745,709
37,000 Lintec Corp 610,644
63,100 Mandom Corp 633,512
800 Maruzen Showa Unyu Co Ltd 23,283
15,700 Maxvalu Tokai Co Ltd 307,698
58,200 Mcj Co Ltd 461,888
106,200 Meidensha Corp 1,583,051
12,000 Melco Holdings, Inc 269,620
74,600 METAWATER Co Ltd 961,944
136,600 Mimasu Semiconductor Industry Co Ltd 2,858,363
315,100 Miraito Holdings Corp 4,045,241
24,700 Mitsubishi Research Institute, Inc 935,194
22,360 Mitsui Mining & Smelting Co Ltd 528,519
34,000 e Mitsui Sugar Co Ltd 681,948
78,800 Mizuno Corp 2,065,769
75,900 Morita Holdings Corp 827,688
84,000 e MOS Food Services, Inc 1,931,809

Quant International Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
8,300 Nichiden Corp $ 143,369
54,400 Nihon Unisys Ltd 1,335,197
45,420 Nikkiso Co Ltd 289,593
12,700 Nippon Carbon Co Ltd 385,126
61,700 Nippon Ceramic Co Ltd 1,114,491
125,600 Nippon Pillar Packing Co Ltd 3,936,181
24,100 Nippon Seiki Co Ltd 168,744
159,400 Nippon System Development Co Ltd 3,122,125
447,700 Nipro Corp 3,250,666
34,900 Nitta Corp 797,262
42,500 Nittetsu Mining Co Ltd 1,520,755
16,000 Noevir Holdings Co Ltd 609,825
80,500 NOF Corp 3,473,868
109,800 Nomura Co Ltd 698,657
7,700 Noritake Co Ltd 300,277
12,080 Obara Corp 352,892
26,220 OBIC Business Consultants Ltd 1,101,236
40,100 Ohsho Food Service Corp 1,909,264
33,300 Oiles Corp 453,933
11,900 Okamoto Industries, Inc 330,858
85,100 Okuma Holdings, Inc 4,317,153
93,600 Pacific Metals Co Ltd 1,095,254
133,880 PHC Holdings Corp 1,419,815
75,500 *,e PKSHA Technology, Inc 1,587,082
435,200 Pola Orbis Holdings, Inc 6,382,779
127,600 Raito Kogyo Co Ltd 1,848,443
709,400 Riso Kyoiku Co Ltd 1,312,372
473,180 Ryohin Keikaku Co Ltd 6,144,328
32,900 Ryoshoku Ltd 876,684
108,700 Sanki Engineering Co Ltd 1,181,184
169,100 Sankyo Co Ltd 7,153,199
23,880 Sanyo Chemical Industries Ltd 726,853
222,000 Seria Co Ltd 3,723,713
129,300 Shibaura Machine Co Ltd 4,133,718
14,300 Shibuya Kogyo Co Ltd 264,680
279,700 Shikoku Electric Power Co, Inc 1,970,448
163,940 Shin-Etsu Polymer Co Ltd 1,628,266
52,900 Shinko Plantech Co Ltd 542,050
166,640 e Shinwa Kaiun Kaisha Ltd 4,485,819
177,200 Shoei Co Ltd 3,221,604
271,000 Sky Perfect Jsat Corp 1,131,648
36,900 Star Micronics Co Ltd 459,677
621,200 Sumitomo Dainippon Pharma Co Ltd 2,574,868
41,000 Sumitomo Densetsu Co Ltd 913,731
212,700 Suzuken Co Ltd 6,210,341
63,300 Taisho Pharmaceutical Holdings Co Ltd 2,440,677
222,000 Takara Bio, Inc 2,727,896
45,200 e Takasago Thermal Engineering Co Ltd 816,114
194,100 Takeuchi Manufacturing Co Ltd 6,082,692
80,600 Takiron Co Ltd 327,268
8,560 Tenma Corp 158,862
49,800 TKC 1,294,890
18,700 Tokai Corp (GIFU) 252,125
226,700 Tokyo Steel Manufacturing Co Ltd 2,742,361
41,000 Torii Pharmaceutical Co Ltd 1,041,253
58,400 Toyo Construction Co Ltd 443,730
94,600 Tri Chemical Laboratories, Inc 1,756,686
77,600 Tsubakimoto Chain Co 2,068,967
134,200 UBE Industries Ltd 2,449,440
281,000 e Universal Entertainment Corp 5,083,146
49,500 Wakita & Co Ltd 447,221
1,800 Weathernews, Inc 80,609
137,300 Yamato Kogyo Co Ltd 6,565,583

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
36,000 Yamazen Corp $ 306,310
92,600 Yellow Hat Ltd 1,216,676
38,700 Yokogawa Bridge Holdings Corp 696,227
42,900 Yurtec Corp 266,733
50,320 Zenkoku Hosho Co Ltd 1,766,456
23,200 Zenrin Co Ltd 145,659
30,900 Zuken, Inc 900,759
TOTAL JAPAN 257,114,734
KOREA, REPUBLIC OF - 5 .5%
1,246 Chong Kun Dang Pharmaceutical Corp 75,394
127,867 Daewoo International Corp 9,048,250
62,016 Daewoong Co Ltd 632,144
71,860 Daishin Securities Co Ltd 759,806
29,643 Daishin Securities Co Ltd PF 301,125
4,772 Dong-A ST Co Ltd 196,932
1,890 Doosan Corp 157,949
210,523 Doosan Infracore Co Ltd 2,036,176
150,758 Hanwha Corp 3,649,064
2,174,335 Hanwha Life Insurance Co Ltd 4,033,217
110,907 * Hanwha Non-Life Insurance Co Ltd 329,063
837,080 * Hanwha Securities Co 1,629,300
428,010 Hanwha Systems Co Ltd 5,105,595
186,807 HPSP Co Ltd 5,459,046
199,453 Hyundai Marine & Fire Insurance Co Ltd 4,478,081
8,923 Innocean Worldwide, Inc 277,977
217,258 JB Financial Group Co Ltd 1,457,739
124,531 Koh Young Technology, Inc 1,351,212
150,003 Korean Reinsurance Co 813,776
30,215 LIG Nex1 Co Ltd 1,818,075
76,821 NEXTIN, Inc 5,163,079
16,881 Nong Shim Co Ltd 5,252,339
51,057 Orion Corp 557,293
138,492 Poongsan Corp 4,074,661
4,622 Sam Kwang Glass Ind Co Ltd 90,146
6,129 Shinyoung Securities Co Ltd 268,233
1,523 SK Gas Co Ltd 145,629
15,165 Tokai Carbon Korea Co Ltd 1,179,862
88,086 Tongyang Life Insurance Co Ltd 244,152
188,296 WONIK IPS Co Ltd 5,578,911
TOTAL KOREA, REPUBLIC OF 66,164,226
KUWAIT - 0 .2%
394,144 Burgan Bank SAK 266,885
150,038 Humansoft Holding Co KSC 1,758,504
TOTAL KUWAIT 2,025,389
MALAYSIA - 0 .6%
2,469,200 Berjaya Auto BHD 1,122,613
108,600 Carlsberg Brewery-Malay BHD 505,788
201,600 Guinness Anchor BHD 1,168,734
567,609 g Lotte Chemical Titan Holding BHD 143,686
3,144,900 Malakoff Corp BHD 450,039
506,400 Padini Holdings BHD 446,989
383,800 Sunway Real Estate Investment 128,573
304,200 Ta Ann Holdings BHD 250,970
685,900 Unisem M BHD 477,992
190,900 United Plantations BHD 676,554
5,194,500 YTL Corp BHD 1,347,794
TOTAL MALAYSIA 6,719,732
MALTA - 0 .1%
21,035 * Kambi Group plc 398,348

Quant International Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MALTA—continued
81,431 Kindred Group plc $ 979,492
TOTAL MALTA 1,377,840
MEXICO - 0 .6%
1,686,300 g Banco del Bajio S.A. 5,140,974
301,236 Concentradora Fibra Danhos S.A. de C.V. 394,872
604,200 g Macquarie Mexico Real Estate Management SA de CV 1,172,318
2,158,008 *,g Nemak SAB de C.V. 518,076
TOTAL MEXICO 7,226,240
NETHERLANDS - 0 .7%
96,838 AMG Advanced Metallurgical Group NV 3,959,220
19,056 Arcadis NV 835,452
220,426 * Fugro NV 3,930,471
122,083 Koninklijke BAM Groep NV 284,069
TOTAL NETHERLANDS 9,009,212
NEW ZEALAND - 0 .3%
1,132,325 Fletcher Building Ltd 3,925,985
TOTAL NEW ZEALAND 3,925,985
NORWAY - 1 .1%
160,265 * Aker Carbon Capture AS. 243,088
210,707 BW Offshore Ltd 577,078
1,314,818 *,e Kahoot! AS. 4,522,846
93,401 * Odfjell Drilling Ltd 265,572
110,580 Sparebanken Nord-Norge 1,053,191
19,728 Stolt-Nielsen S.A. 487,785
369,496 TGS Nopec Geophysical Co ASA 4,931,777
99,984 Veidekke ASA 1,128,576
TOTAL NORWAY 13,209,913
PERU - 0 .1%
1,138,013 Hochschild Mining plc 1,127,633
TOTAL PERU 1,127,633
PHILIPPINES - 0 .1%
2,207,700 Semirara Mining & Power Corp 1,160,035
TOTAL PHILIPPINES 1,160,035
POLAND - 0 .2%
57,180 Asseco Poland S.A. 1,139,167
191,402 g X-Trade Brokers Dom Maklerski S.A. 1,870,227
TOTAL POLAND 3,009,394
PORTUGAL - 0 .0%
91,862 Redes Energeticas Nacionais S.A. 250,841
14,240 Semapa-Sociedade de Investimento e Gestao 206,671
TOTAL PORTUGAL 457,512
RUSSIA - 0 .0%
81,310 *,† Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1 .0%
1,294,954 Abdullah Al Othaim Markets Co 5,100,567
210,304 Saudi Airlines Catering Co 6,951,239
TOTAL SAUDI ARABIA 12,051,806
SINGAPORE - 0 .7%
260,358 g BW LPG Ltd 2,786,395
5,254,900 NetLink NBN Trust 3,399,098
1,830,300 Sheng Siong Group Ltd 2,257,689

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGAPORE—continued
189,500 SIA Engineering Co Ltd $ 349,356
TOTAL SINGAPORE 8,792,538
SOUTH AFRICA - 0 .5%
1,021,909 Coronation Fund Managers Ltd 1,874,821
205,884 Investec Ltd 1,285,124
1,269,541 e Pick'n Pay Stores Ltd 2,732,348
TOTAL SOUTH AFRICA 5,892,293
SPAIN - 1 .0%
32,544 Applus Services S.A. 349,117
598,471 Banco de Sabadell S.A. 737,539
31,382 Bankinter S.A. 203,043
19,751 * eDreams ODIGEO S.A. 144,985
475,836 Faes Farma S.A. (Sigma) 1,648,822
365,272 g Gestamp Automocion S.A. 1,773,395
19,236 Grupo Catalana Occidente S.A. 643,081
471,037 e Prosegur Cia de Seguridad S.A. 866,300
1,895,202 g Unicaja Banco S.A. 2,212,023
37,626 Vidrala S.A. 3,830,763
TOTAL SPAIN 12,409,068
SWEDEN - 4 .1%
118,152 AddLife AB 962,204
167,695 AF AB 2,327,213
597,886 Alleima AB 2,597,150
97,891 g Ambea AB 316,929
572,226 Arjo AB 2,448,270
58,735 Atea ASA 797,424
30,801 Beijer Alma AB 563,561
336,888 * Betsson AB 4,076,319
109,106 BioGaia AB 1,082,105
91,147 Bure Equity AB 1,939,179
44,516 g Coor Service Management Holding AB 204,937
61,979 e Creades AB 430,346
199,409 g Dustin Group AB 520,158
469,070 Fortnox AB 2,879,071
407,005 Hexpol AB 4,415,393
23,232 Investment AB Oresund 230,782
63,816 Inwido AB 704,206
6,078 KNOW IT AB 85,864
5,091 Loomis AB 148,517
72,007 Mekonomen AB 751,601
368,605 g Munters Group AB 4,678,480
84,982 Nordnet AB publ 1,260,901
66,493 Nyfosa AB 421,822
70,419 * Sdiptech AB 1,941,915
51,285 Ssab Svenskt Stal AB (Series A) 325,426
1,063,154 Ssab Svenskt Stal AB (Series B) 6,504,327
1,970,482 * Stillfront Group AB 3,646,619
158,813 Vitrolife AB 2,356,551
19,504 * Xvivo Perfusion AB 590,705
TOTAL SWEDEN 49,207,975
SWITZERLAND - 3 .3%
211,597 Accelleron Industries AG. 5,574,610
3,263,959 * Aryzta AG. 5,578,404
11,485 Belimo Holding AG. 6,189,837
11,496 Bucher Industries AG. 5,122,766
7,765 Burkhalter Holding AG. 829,510
87,243 Georg Fischer AG. 5,958,368
9,146 Helvetia Holding AG. 1,353,453
17,432 Huber & Suhner AG. 1,505,662

Quant International Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
52,229 Landis&Gyr Group AG. $ 4,535,011
156 LEM Holding S.A. 375,666
14,877 g Medmix AG. 415,230
3,911 Orior AG. 336,363
16,258 Vetropack Holding AG. 817,514
21,117 Zehnder Group AG. 1,546,634
TOTAL SWITZERLAND 40,139,028
TAIWAN - 6 .5%
30,000 Alchip Technologies Ltd 1,909,526
3,474,000 Alpha Networks, Inc 4,865,236
753,000 Asia Vital Components Co Ltd 7,738,274
562,000 AURAS Technology Co Ltd 5,170,378
528,000 Chicony Power Technology Co Ltd 1,749,456
770,000 China Bills Finance Corp 361,480
2,431,000 Chipbond Technology Corp 5,374,140
354,000 Dynapack International Technology Corp 905,953
19,000 ECOVE Environment Corp 192,319
41,000 EVERGREEN Steel Corp 79,072
342,000 Faraday Technology Corp 3,562,312
293,000 Feng Hsin Iron & Steel Co 644,003
77,000 Fitipower Integrated Technology, Inc 346,564
558,000 FLEXium Interconnect, Inc 1,653,658
432,000 Formosa Advanced Technologies Co Ltd 556,878
2,032,000 Foxconn Technology Co Ltd 3,609,703
44,000 Global Unichip Corp 2,301,400
643,000 Gourmet Master Co Ltd 2,530,842
61,000 Grape King Industrial Co 353,585
361,000 Greatek Electronics, Inc 700,952
251,000 Hannstar Board Corp 397,562
264,000 International Games System Co Ltd 5,154,776
2,825,000 King Yuan Electronics Co Ltd 5,676,670
60,000 Kung Long Batteries Industrial Co Ltd 275,002
450,000 Lung Yen Life Service Corp 531,280
2,106,000 Mitac Holdings Corp 3,159,115
293,000 Sercomm Corp 1,141,520
444,000 Shin Zu Shing Co Ltd 1,200,155
438,000 Shinkong Insurance Co Ltd 754,066
498,000 Simplo Technology Co Ltd 4,874,470
121,000 Sinbon Electronics Co Ltd 1,297,647
2,644,000 Sincere Navigation 1,588,582
943,000 Taiwan Fertilizer Co Ltd 1,927,532
736,000 Taiwan Glass Industrial Corp 506,153
134,000 Taiwan Secom Co Ltd 467,077
246,000 Taiwan Surface Mounting Technology Co Ltd 709,115
175,102 Topco Scientific Co Ltd 1,003,134
633,000 Transcend Information, Inc 1,435,442
117,000 TTY Biopharm Co Ltd 285,037
862,000 Tung Ho Steel Enterprise Corp 1,534,822
TOTAL TAIWAN 78,524,888
THAILAND - 0 .8%
2,514,200 Bangkok Life Assurance PCL 1,777,560
3,403,700 Ditto Thailand PCL 3,136,359
382,200 Mega Lifesciences PCL 432,685
638,700 MK Restaurants Group PCL 863,405
37,200 Pruksa Holding PCL 14,355
485,400 SPCG PCL 180,099
4,479,900 Sri Trang Agro-Industry PCL (Foreign) 2,134,891
4,000,400 Thoresen Thai Agencies PCL 742,708
TOTAL THAILAND 9,282,062

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TURKEY - 0 .6%
465,067 Migros Ticaret AS $ 5,092,085
1,426,722 * Sok Marketler Ticaret AS. 2,407,281
TOTAL TURKEY 7,499,366
UNITED KINGDOM - 9 .5%
85,816 Advanced Medical Solutions Group plc 273,678
87,360 AG. Barr plc 528,615
46,690 Alpha Financial Markets Consulting plc 228,893
598,597 Bovis Homes Group plc 6,071,427
549,558 Bytes Technology Group plc 3,639,219
561,941 Central Asia Metals plc 1,324,062
727,515 Chemring Group plc 2,646,915
2,160 Clarkson plc 77,340
193,331 Diploma plc 8,041,072
1,169,904 * easyJet plc 6,794,995
13,832 Electrocomponents plc 139,329
204,573 g Forterra plc 451,566
25,299 Genus plc 800,251
16,003 Grafton Group plc 179,887
173,157 Greggs plc 6,140,793
106,958 Hill & Smith Holdings plc 2,167,125
846,976 Howden Joinery Group plc 8,019,977
493,896 Hunting plc 1,673,341
193,553 IG Group Holdings plc 1,758,736
624,406 Inchcape plc 6,566,883
512,399 * John Wood Group plc 973,969
1,732,899 Johnson Service Group plc 2,499,680
1,743,325 Just Retirement Group plc 1,841,294
91,340 Keller Group plc 1,003,413
22,074 Morgan Crucible Co plc 77,445
1,482,819 National Express Group plc 1,777,814
1,288,057 Pan African Resources plc 238,697
28,083 Polar Capital Holdings plc 174,795
357,420 Polypipe Group plc 1,435,715
1,160,963 QinetiQ plc 4,807,074
854,154 Redrow plc 5,678,320
1,510,219 Rotork plc 5,982,013
142,991 Smart Metering Systems plc 1,279,047
364,253 Softcat plc 7,018,276
159,889 Spectris plc 7,215,394
845,407 Spirent Communications plc 1,837,375
202,816 TORM plc 4,992,001
49,818 Vesuvius plc 282,077
2,374,951 Virgin Money UK plc 5,387,356
294,747 Volex plc 1,093,181
90,214 WH Smith plc 1,729,472
TOTAL UNITED KINGDOM 114,848,512
UNITED STATES - 1 .0%
348,229 * Carnival plc 5,906,351
14,075 iShares Core MSCI Emerging Markets ETF 735,137
5,315 iShares MSCI Canada Index Fund 191,765
28,209 iShares MSCI EAFE Small-Cap ETF 1,729,212
232,521 * MDA Ltd 1,468,851
72,410 Titan Cement International S.A. 1,522,235
TOTAL UNITED STATES 11,553,551
TOTAL COMMON STOCKS 1,210,554,291
(Cost $1,115,844,815)
TOTAL LONG-TERM INVESTMENTS 1,210,554,291
(Cost $1,115,844,815)

Quant International Small-Cap Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
6,846,006 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340% $ 6,846,006
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 6,846,006
(Cost $6,846,006)
TOTAL INVESTMENTS - 100.4% 1,217,400,297
(Cost $1,122,690,821)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (4,521,069)
NET ASSETS - 100.0% $ 1,212,879,228
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,644,036.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
AUD 33,939 $ 22,735 STATE STREET BANK AND TRUST COMPANY 08/03/23  $ 64
AUD Australian Dollar

Portfolio of Investments
Social Choice International Equity Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 6 .5%
117,525 APA Group $ 790,605
353,306 Aurizon Holdings Ltd 905,457
555,286 Australia & New Zealand Banking Group Ltd 9,633,748
28,193 Australian Stock Exchange Ltd 1,177,865
139,564 BlueScope Steel Ltd 2,058,157
133,935 Brambles Ltd 1,267,128
12,852 Cochlear Ltd 2,067,531
464,106 Coles Group Ltd 5,675,364
188,469 Computershare Ltd 3,178,578
98,414 Dexus Property Group 544,701
30,991 Ebos Group Ltd 742,676
431,774 Fortescue Metals Group Ltd 6,347,391
204,869 Goodman Group 2,832,755
23,876 IDP Education Ltd 400,124
70,588 Independence Group NL 659,593
241,783 Insurance Australia Group Ltd 965,200
125,987 Lend Lease Corp Ltd 732,434
46,262 Macquarie Group Ltd 5,455,673
64,467 Mineral Resources Ltd 3,114,838
225,239 Newcrest Mining Ltd 4,040,100
47,766 Orica Ltd 506,835
441,995 Origin Energy Ltd 2,516,291
294,524 Pilbara Minerals Ltd 963,548
99,499 QBE Insurance Group Ltd 1,056,371
43,164 Ramsay Health Care Ltd 1,710,514
28,331 REA Group Ltd 3,003,466
293,080 Scentre Group 554,593
72,273 Seek Ltd 1,212,027
93,984 Sonic Healthcare Ltd 2,220,635
91,806 Suncorp-Metway Ltd 879,687
1,138,574 Telstra Corp Ltd 3,258,839
715,975 Transurban Group 6,912,770
186,464 Vicinity Centres 247,923
151,718 Wesfarmers Ltd 5,069,222
73,901 Wisetech Global Ltd 4,267,711
270,119 Woodside Energy Group Ltd 6,962,365
281,375 Woolworths Ltd 7,306,981
TOTAL AUSTRALIA 101,239,696
AUSTRIA - 0 .7%
152,412 Erste Bank der Oesterreichischen Sparkassen AG. 5,760,544
67,459 Mondi plc 1,183,271
77,589 OMV AG. 3,495,702
TOTAL AUSTRIA 10,439,517
BELGIUM - 1 .1%
12,583 Dieteren S.A. 2,197,573
83,639 KBC Groep NV 6,295,072
59,852 UCB S.A. 5,299,731
91,229 Umicore S.A. 2,701,758
TOTAL BELGIUM 16,494,134
BURKINA FASO - 0 .1%
50,800 Endeavour Mining plc 1,224,081
TOTAL BURKINA FASO 1,224,081

Social Choice International Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHILE - 0 .3%
211,409 Antofagasta plc $ 4,547,357
TOTAL CHILE 4,547,357
CHINA - 1 .2%
1,850,517 BOC Hong Kong Holdings Ltd 5,647,856
125,359 Prosus NV 9,916,820
1,111,500 Wilmar International Ltd 3,229,722
TOTAL CHINA 18,794,398
DENMARK - 3 .1%
13,671 Chr Hansen Holding A/S 1,033,030
22,425 Coloplast AS 2,787,571
45,400 * Demant A.S. 1,806,683
17,339 * Genmab AS 7,147,128
185,838 Novo Nordisk AS 29,966,785
21,639 Novozymes AS 1,085,267
18,331 Orsted AS 1,595,154
5,049 Pandora AS 505,061
107,124 Vestas Wind Systems A.S. 2,865,188
TOTAL DENMARK 48,791,867
FINLAND - 0 .8%
28,301 Elisa Oyj (Series A) 1,476,333
55,018 Kesko Oyj (B Shares) 1,100,838
79,245 Metso Outotec Oyj 900,545
138,053 Neste Oil Oyj 5,082,431
76,891 Stora Enso Oyj (R Shares) 942,627
71,775 UPM-Kymmene Oyj 2,376,303
62,679 Wartsila Oyj (B Shares) 787,427
TOTAL FINLAND 12,666,504
FRANCE - 9 .5%
106,534 Accor S.A. 4,019,744
319,720 AXA S.A. 9,827,825
23,969 BioMerieux 2,573,056
119,173 Bouygues S.A. 4,268,961
113,173 Bureau Veritas S.A. 3,108,159
204,381 Cie Generale des Etablissements Michelin S.C.A 6,692,875
133,460 Danone 8,149,966
161,376 Dassault Systemes SE 6,896,990
42,527 Eiffage S.A. 4,424,404
25,212 Eurazeo 1,539,438
27,699 Fonciere Des Regions 1,337,352
26,601 Gecina S.A. 2,875,901
5,123 Hermes International 11,338,555
14,637 Kering 8,404,058
124,484 Klepierre 3,304,262
69,022 Legrand S.A. 6,919,780
32,783 L'Oreal S.A. 15,247,682
556,119 Orange S. A. 6,286,277
236,259 Societe Generale 6,425,473
30,870 Teleperformance 4,477,348
299,798 Total S.A. 18,214,679
68,244 * Unibail-Rodamco-Westfield 3,866,900
119,757 Valeo S.A. 2,707,008
414,781 Vivendi Universal S.A. 3,703,309
15,417 Wendel 1,521,882
TOTAL FRANCE 148,131,884
GERMANY - 8 .5%
33,190 Adidas-Salomon AG. 6,700,565
57,717 Allianz AG. 13,794,326
74,222 Bayerische Motoren Werke AG. 9,051,371

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
18,109 Brenntag AG. $ 1,404,980
19,676 Carl Zeiss Meditec AG. 2,280,068
34,221 g Covestro AG. 1,838,314
137,097 Daimler AG. (Registered) 10,948,966
136,166 Deutsche Annington Immobilien SE 3,172,665
32,851 Deutsche Boerse AG. 6,294,302
45,615 Dr ING hc F Porsche AG. 5,577,923
91,008 Evonik Industries AG. 1,885,048
20,238 GEA Group AG. 858,937
63,550 HeidelbergCement AG. 5,150,590
17,555 Henkel KGaA 1,226,783
31,803 Henkel KGaA (Preference) 2,454,121
41,803 LEG Immobilien AG. 2,955,579
37,739 Merck KGaA 6,631,683
22,084 Muenchener Rueckver AG. 8,313,430
18,216 Puma AG. Rudolf Dassler Sport 1,231,060
131,515 SAP AG. 17,940,166
99,683 Siemens AG. 16,990,185
17,945 Symrise AG. 1,960,164
521,550 Telefonica Deutschland Holding AG. 1,405,254
48,159 *,g Zalando SE 1,662,675
TOTAL GERMANY 131,729,155
HONG KONG - 2 .4%
1,364,600 AIA Group Ltd 13,652,462
396,500 CLP Holdings Ltd 3,231,924
386,881 Hang Seng Bank Ltd 5,913,691
1,016,000 HKT Trust and HKT Ltd 1,200,099
149,838 Hong Kong Exchanges and Clearing Ltd 6,317,470
896,731 MTR Corp 4,132,404
858,000 Sino Land Co 1,053,215
250,468 Swire Pacific Ltd (Class A) 2,093,721
TOTAL HONG KONG 37,594,986
IRELAND - 1 .1%
149,260 CRH plc 8,891,557
60,170 Kerry Group plc (Class A) 5,977,941
44,238 Smurfit Kappa Group plc 1,750,543
TOTAL IRELAND 16,620,041
ISRAEL - 0 .4%
634,795 Bank Hapoalim Ltd 5,638,781
TOTAL ISRAEL 5,638,781
ITALY - 2 .4%
72,044 Amplifon S.p.A. 2,437,399
307,262 Assicurazioni Generali S.p.A. 6,544,840
108,041 Coca-Cola HBC AG. 3,178,883
1,419,456 Enel S.p.A. 9,787,428
3,181,476 Intesa Sanpaolo S.p.A. 9,199,770
81,708 Moncler S.p.A 5,897,161
TOTAL ITALY 37,045,481
JAPAN - 22 .5%
21,700 Advantest Corp 3,001,324
109,900 Aeon Co Ltd 2,380,284
151,200 Ajinomoto Co, Inc 5,891,491
92,514 * All Nippon Airways Co Ltd 2,217,934
234,500 Asahi Kasei Corp 1,598,058
326,700 Astellas Pharma, Inc 4,777,121
29,100 Azbil Corp 918,258
162,300 Bridgestone Corp 6,734,702
41,300 Brother Industries Ltd 643,781

Social Choice International Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
25,127 Dai Nippon Printing Co Ltd $ 714,259
52,000 Daifuku Co Ltd 1,112,132
298,600 Daiichi Sankyo Co Ltd 9,196,763
30,675 Daikin Industries Ltd 6,202,445
93,649 Daiwa House Industry Co Ltd 2,545,278
97,232 East Japan Railway Co 5,504,704
76,448 Eisai Co Ltd 4,823,378
123,600 Fanuc Ltd 3,781,223
19,300 Fast Retailing Co Ltd 4,834,896
72,300 Fujifilm Holdings Corp 4,198,145
43,372 Fujitsu Ltd 5,616,230
95,816 Hankyu Hanshin Holdings, Inc 3,183,283
21,900 * Hitachi Construction Machinery Co Ltd 657,187
287,700 Honda Motor Co Ltd 9,172,275
47,600 * Hoya Corp 5,543,464
41 Hulic Co Ltd 349
51,300 Ibiden Co Ltd 3,117,977
334,050 Inpex Holdings, Inc 4,313,326
11,500 Itochu Techno-Science Corp 291,458
178,500 JFE Holdings, Inc 2,887,400
102,500 JSR Corp 2,940,387
77,100 Kao Corp 2,929,152
260,596 KDDI Corp 7,669,783
7,600 Keio Corp 252,629
73,200 Kikkoman Corp 4,218,579
27,565 Kintetsu Corp 924,712
104,100 Komatsu Ltd 2,916,302
124,072 Kubota Corp 1,874,228
8,600 Kurita Water Industries Ltd 345,851
136,700 Kyowa Hakko Kogyo Co Ltd 2,610,379
34,500 LIXIL Group Corp 440,904
393,400 Marubeni Corp 6,965,145
6,100 Matsumotokiyoshi Holdings Co Ltd 356,982
154,279 Mitsubishi Chemical Holdings Corp 922,870
11,426 Mitsubishi Estate Co Ltd 140,033
186,100 Mitsui & Co Ltd 7,263,497
7,000 Mitsui Chemicals, Inc 201,278
236,000 Mitsui Fudosan Co Ltd 4,848,605
510,700 Mizuho Financial Group, Inc 8,664,211
44,200 MS&AD Insurance Group Holdings Inc 1,643,944
119,600 Murata Manufacturing Co Ltd 7,104,443
86,801 NEC Corp 4,391,732
5,600 NGK Insulators Ltd 68,680
167,540 Nintendo Co Ltd 7,578,628
24,500 Nippon Express Holdings, Inc 1,436,464
172,000 Nippon Paint Co Ltd 1,575,908
156,900 e Nippon Yusen Kabushiki Kaisha 3,816,774
35,713 Nissin Food Products Co Ltd 3,011,161
42,300 Nitto Denko Corp 3,007,995
1,323,800 * Nomura Holdings, Inc 5,476,523
111,200 Nomura Research Institute Ltd 3,159,739
85 Obayashi Corp 786
34,200 Omron Corp 1,835,728
142,100 Ono Pharmaceutical Co Ltd 2,604,028
193,910 Oriental Land Co Ltd 7,437,134
241,600 ORIX Corp 4,647,543
92,900 Osaka Gas Co Ltd 1,461,767
497,306 Panasonic Corp 6,138,438
175,600 * Rakuten, Inc 687,784
168,529 Recruit Holdings Co Ltd 5,837,111
304,500 * Renesas Electronics Corp 5,874,970
737,500 Resona Holdings, Inc 4,015,010
110,900 Ricoh Co Ltd 986,529

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
25,900 Secom Co Ltd $ 1,738,015
30,800 Seiko Epson Corp 505,789
18,324 Sekisui Chemical Co Ltd 278,332
37,163 e Sekisui House Ltd 758,188
74,200 SG Holdings Co Ltd 1,082,838
42,000 e Sharp Corp 249,739
61,900 Shimadzu Corp 1,879,953
18,468 Shimizu Corp 127,236
246,500 Shin-Etsu Chemical Co Ltd 8,120,904
61,300 Shionogi & Co Ltd 2,568,962
84,300 Shiseido Co Ltd 3,696,055
419,800 Softbank Corp 4,661,669
25,600 Sompo Holdings, Inc 1,131,795
165,515 Sony Corp 15,503,165
7,800 Sumisho Computer Systems Corp 129,675
470,700 Sumitomo Chemical Co Ltd 1,451,713
134,571 Sumitomo Metal Mining Co Ltd 4,647,436
151,200 Sumitomo Mitsui Trust Holdings, Inc 5,881,938
80,500 Suntory Beverage & Food Ltd 2,865,559
32,100 Sysmex Corp 2,173,655
78,900 TDK Corp 3,022,521
115,100 Terumo Corp 3,769,418
32,800 TIS, Inc 831,932
182,800 Tokio Marine Holdings, Inc 4,203,482
73,700 Tokyo Electron Ltd 11,061,407
38,100 Tokyo Gas Co Ltd 863,958
30,400 Tokyu Corp 385,705
150,400 Toray Industries, Inc 842,152
24 Toto Ltd 738
94,900 Uni-Charm Corp 3,511,172
32,000 West Japan Railway Co 1,314,699
20,670 Yamaha Corp 800,925
172,200 Yamaha Motor Co Ltd 5,050,436
55,200 Yamato Transport Co Ltd 1,033,784
24,786 Yaskawa Electric Corp 1,077,454
34,098 Yokogawa Electric Corp 640,323
1,546,900 Z Holdings Corp 4,312,769
TOTAL JAPAN 348,318,962
NETHERLANDS - 4 .9%
868,068 Aegon NV 4,712,117
18,385 Akzo Nobel NV 1,572,800
44,829 ASML Holding NV 32,109,613
334,744 Koninklijke KPN NV 1,211,189
97,835 NN Group NV 3,750,497
16,959 Randstad Holdings NV 993,551
798,119 Shell plc 24,189,193
152,460 Universal Music Group NV 3,910,585
26,157 Wolters Kluwer NV 3,284,692
TOTAL NETHERLANDS 75,734,237
NEW ZEALAND - 0 .5%
466,596 * Auckland International Airport Ltd 2,435,747
191,226 Mercury NZ Ltd 783,089
121,765 Meridian Energy Ltd 427,380
148,590 Telecom Corp of New Zealand Ltd 478,392
44,532 * Xero Ltd 3,660,593
TOTAL NEW ZEALAND 7,785,201
NORWAY - 1 .1%
239,823 DNB Bank ASA 4,942,148
183,669 Equinor ASA 5,618,154
118,241 Mowi ASA 2,078,665

Social Choice International Equity Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NORWAY—continued
459,418 Norsk Hydro ASA $ 3,008,921
27,439 Orkla ASA 216,516
77,234 Telenor ASA 826,786
TOTAL NORWAY 16,691,190
PORTUGAL - 0 .3%
350,894 Energias de Portugal S.A. 1,639,320
284,713 e Galp Energia SGPS S.A. 3,783,726
TOTAL PORTUGAL 5,423,046
SINGAPORE - 1 .2%
604,508 Capitaland Investment Ltd 1,547,226
502,368 CapitaMall Trust 771,277
218,300 City Developments Ltd 1,214,684
931,278 * Grab Holdings Ltd 3,566,795
389,500 Keppel Corp Ltd 2,162,985
798,500 Oversea-Chinese Banking Corp 7,991,189
8,304,620 * SembCorp Marine Ltd 880,168
TOTAL SINGAPORE 18,134,324
SOUTH AFRICA - 0 .4%
188,920 Anglo American plc 5,809,625
TOTAL SOUTH AFRICA 5,809,625
SPAIN - 2 .5%
94,521 Amadeus IT Holding S.A. 6,780,567
1,138,967 Banco Bilbao Vizcaya Argentaria S.A. 9,027,879
929,033 Iberdrola S.A. 11,595,756
217,763 Industria De Diseno Textil S.A. 8,335,492
72,932 e Naturgy Energy Group S.A. 2,223,749
64,428 Red Electrica Corp S.A. 1,077,601
TOTAL SPAIN 39,041,044
SWEDEN - 3 .0%
242,872 Assa Abloy AB 5,839,343
366,693 Atlas Copco AB 5,209,199
456,274 Atlas Copco AB 5,634,489
118,829 Boliden AB 3,494,671
67,463 Epiroc AB 1,346,941
153,212 Essity AB 3,799,088
76,676 Hennes & Mauritz AB (B Shares) 1,289,672
30,581 Husqvarna AB (B Shares) 299,956
83,666 * Kinnevik AB 1,141,932
158,243 Nibe Industrier AB 1,425,415
129,308 Sandvik AB 2,626,572
47,299 SKF AB (B Shares) 901,161
632,516 Svenska Handelsbanken AB 5,553,464
61,666 Tele2 AB (B Shares) 464,009
1,027,227 e TeliaSonera AB 2,207,492
262,393 Volvo AB (B Shares) 5,788,026
TOTAL SWEDEN 47,021,430
SWITZERLAND - 7 .5%
264,412 ABB Ltd 10,610,197
45,245 Clariant AG. 741,393
26,923 Danube AG. 2,974,986
6,008 Geberit AG. 3,409,552
1,725 Givaudan S.A. 5,822,686
19,382 Kuehne & Nagel International AG. 6,064,549
14,247 Lonza Group AG. 8,278,019
238,807 Novartis AG. 25,002,408
29,495 SGS S.A. 2,863,817
64,052 SIG Combibloc Group AG. 1,712,345

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
29,199 Sika AG. $ 9,087,823
16,041 Sonova Holdings AG 4,471,348
9,617 Swiss Life Holding 6,115,009
9,315 Swisscom AG. 5,990,062
528,095 UBS Group AG 11,717,832
23,809 Zurich Insurance Group AG 11,511,616
TOTAL SWITZERLAND 116,373,642
UNITED KINGDOM - 12 .2%
270,175 3i Group plc 6,854,653
75,875 Ashtead Group plc 5,613,520
180,789 AstraZeneca plc 25,975,076
28,777 g Auto Trader Group plc 238,664
250,567 Barratt Developments plc 1,466,721
13,766 Berkeley Group Holdings plc 767,560
239,677 British Land Co plc 1,040,006
2,461,318 BT Group plc 3,856,849
67,296 Burberry Group plc 1,920,980
389,840 CNH Industrial NV 5,630,450
88,082 * Coca-Cola European Partners plc (Class A) 5,583,518
322,274 Compass Group plc 8,384,805
39,851 Croda International plc 3,017,246
10,324 DCC plc 597,746
2,453,393 HSBC Holdings plc 20,378,894
597,010 Informa plc 5,808,828
44,979 InterContinental Hotels Group plc 3,324,272
954,258 J Sainsbury plc 3,397,620
120,909 *,g Just Eat Takeaway.com NV 2,169,106
92,142 Kingfisher plc 290,558
1,760,327 Legal & General Group plc 5,275,462
67,342 London Stock Exchange Group plc 7,312,988
606,526 National Grid plc 8,039,389
148,566 Pearson PLC 1,643,371
35,168 Persimmon PLC 522,840
295,807 RELX plc 9,955,889
267,905 Schroders plc 1,580,584
185,409 e Scottish & Southern Energy plc 4,009,123
265,361 Segro plc 2,600,419
147,275 St. James's Place plc 1,777,774
725,374 Standard Chartered plc 6,967,613
565,519 Standard Life Aberdeen plc 1,682,966
693,589 Taylor Wimpey plc 1,018,091
328,121 Unilever plc 17,630,891
6,396,002 Vodafone Group plc 6,084,259
66,922 Whitbread plc 3,006,210
284,301 WPP plc 3,104,206
TOTAL UNITED KINGDOM 188,529,147
UNITED STATES - 4 .8%
587,694 GSK plc 10,461,630
74,037 Holcim Ltd 5,160,150
53,481 James Hardie Industries NV 1,567,362
301,703 Nestle S.A. 36,964,388
76,981 Schneider Electric S.A. 13,731,257
69,252 Swiss Re Ltd 7,225,705
TOTAL UNITED STATES 75,110,492
TOTAL COMMON STOCKS 1,534,930,222
(Cost $1,371,115,157)
TOTAL LONG-TERM INVESTMENTS 1,534,930,222
(Cost $1,371,115,157)

Social Choice International Equity Fund July 31, 2023

Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES—continued
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 8,290,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 $ 8,290,000
2,112,000 s Fixed Income Clearing Corp (FICC) 5 .280 08/01/23 2,112,000
TOTAL REPURCHASE AGREEMENT 10,402,000
TOTAL SHORT-TERM INVESTMENTS 10,402,000
(Cost $10,402,000)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
8,614,946 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 8,614,946
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,614,946
(Cost $8,614,946)
TOTAL INVESTMENTS - 100.3% 1,553,947,168
(Cost $1,390,132,103)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (4,051,141)
NET ASSETS - 100.0% $ 1,549,896,027
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,333,704.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $8,290,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $8,455,876.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,112,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,154,288.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 92 09/15/23  $ 10,064,363 $ 10,146,680 $ 82,317

Portfolio of Investments
Equity Index Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.2%
70,649 * Adient plc $ 3,006,821
82,911 * American Axle & Manufacturing Holdings, Inc 783,509
238,352 * Aptiv plc 26,097,161
204,944 BorgWarner, Inc 9,529,896
27,933 * Cooper-Standard Holding, Inc 514,526
107,715 Dana Inc 2,044,431
20,044 * Dorman Products, Inc 1,697,526
116,037 *,e Fisker, Inc 715,948
3,381,418 Ford Motor Co 44,668,532
40,428 * Fox Factory Holding Corp 4,523,893
1,197,622 General Motors Co 45,952,756
218,002 Gentex Corp 7,320,507
25,155 * Gentherm, Inc 1,503,514
275,187 * Goodyear Tire & Rubber Co 4,425,007
127,748 Harley-Davidson, Inc 4,932,350
110,804 *,e Holley, Inc 701,389
18,139 LCI Industries, Inc 2,471,802
51,928 Lear Corp 8,036,377
640,885 *,e Lucid Group, Inc 4,877,135
194,312 *,e Luminar Technologies, Inc 1,437,909
36,126 * Modine Manufacturing Co 1,356,893
16,988 Patrick Industries, Inc 1,470,311
40,988 * Phinia, Inc 1,162,830
251,662 *,e QuantumScape Corp 3,349,621
442,851 *,e Rivian Automotive, Inc 12,240,402
217,401 *,e Solid Power, Inc 621,767
15,934 Standard Motor Products, Inc 608,201
19,766 * Stoneridge, Inc 404,017
2,396,386 * Tesla, Inc 640,865,508
41,295 Thor Industries, Inc 4,769,160
28,194 * Visteon Corp 4,344,413
23,560 Winnebago Industries, Inc 1,620,928
177,385 *,e Workhorse Group, Inc 235,922
21,842 * XPEL, Inc 1,774,226
TOTAL AUTOMOBILES & COMPONENTS 850,065,188
BANKS - 3.5%
18,633 1st Source Corp 873,888
14,723 Amalgamated Financial Corp 293,871
25,834 Amerant Bancorp Inc 512,030
4,611 American National Bankshares, Inc 190,342
48,454 Ameris Bancorp 2,115,017
26,423 Arrow Financial Corp 531,631
156,553 Associated Banc-Corp 2,966,679
85,111 Atlantic Union Bankshares Corp 2,721,850
44,566 * Axos Financial, Inc 2,094,602
50,744 Banc of California, Inc 721,072
24,715 Bancfirst Corp 2,469,028
7,985 e Bank First Corp 705,555
6,057,034 Bank of America Corp 193,825,088
34,424 e Bank of Hawaii Corp 1,966,643
6,575 Bank of Marin Bancorp 137,943
39,774 Bank of NT Butterfield & Son Ltd 1,277,939
90,703 Bank OZK 3,966,442
79,459 BankUnited 2,371,057

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
41,073 Banner Corp $ 1,955,486
12,845 Bar Harbor Bankshares 350,797
16,293 BCB Bancorp, Inc 209,365
43,571 Berkshire Hills Bancorp, Inc 993,854
12,822 Blue Ridge Bankshares, Inc 108,089
38,306 BOK Financial Corp 3,412,298
15,598 * Bridgewater Bancshares, Inc 167,055
67,439 Brookline Bancorp, Inc 720,249
19,568 Business First Bancshares, Inc 400,166
25,800 Byline Bancorp, Inc 566,310
143,139 Cadence BanCorp 3,585,632
4,978 Cambridge Bancorp 306,346
11,105 Camden National Corp 384,011
191 e Capital Bancorp, Inc 3,849
4,521 Capital City Bank Group, Inc 146,616
105,986 e Capitol Federal Financial 702,687
21,038 Capstar Financial Holdings, Inc 313,045
15,958 * Carter Bankshares, Inc 234,423
82,639 Cathay General Bancorp 3,143,588
16,021 Central Pacific Financial Corp 292,223
1,692,702 Citigroup, Inc 80,674,177
5,190 Citizens & Northern Corp 110,028
407,145 Citizens Financial Group, Inc 13,134,498
13,280 City Holding Co 1,313,525
5,750 Civista Bancshares, Inc 104,880
7,874 CNB Financial Corp 153,228
14,705 * Coastal Financial Corp 664,225
167,425 Columbia Banking System, Inc 3,741,949
27,831 *,e Columbia Financial, Inc 486,486
99,964 Comerica, Inc 5,394,057
111,019 Commerce Bancshares, Inc 5,903,990
60,022 Community Bank System, Inc 3,230,984
14,068 Community Trust Bancorp, Inc 539,930
32,974 ConnectOne Bancorp, Inc 674,978
32,218 *,e CrossFirst Bankshares, Inc 375,984
46,800 Cullen/Frost Bankers, Inc 5,081,544
32,680 * Customers Bancorp, Inc 1,371,906
139,451 CVB Financial Corp 2,631,440
28,972 Dime Community Bancshares, Inc 648,973
26,137 Eagle Bancorp, Inc 723,995
126,261 East West Bancorp, Inc 7,854,697
133,594 Eastern Bankshares, Inc 1,886,347
5,234 Enterprise Bancorp, Inc 166,651
28,968 Enterprise Financial Services Corp 1,187,688
11,154 Equity Bancshares, Inc 302,943
8,510 Esquire Financial Holdings, Inc 425,032
9,389 e Farmers & Merchants Bancorp, Inc 200,173
11,812 Farmers National Banc Corp 162,415
34,406 FB Financial Corp 1,218,661
587,078 Fifth Third Bancorp 17,083,970
8,770 Financial Institutions, Inc 168,209
158,461 First Bancorp 2,353,146
24,700 First Bancorp 817,076
7,604 First Bancorp, Inc 200,670
14,763 First Bancshares, Inc 462,230
588 e First Bank 7,350
38,527 First Busey Corp 834,495
8,793 First Business Financial Services, Inc 298,874
8,972 First Citizens Bancshares, Inc (Class A) 12,841,624
135,088 First Commonwealth Financial Corp 1,950,671
14,032 First Community Bancshares, Inc 471,896
73,937 First Financial Bancorp 1,707,205
112,033 First Financial Bankshares, Inc 3,651,155

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
4,322 First Financial Corp $ 165,144
113,382 First Foundation, Inc 828,822
135,411 First Hawaiian, Inc 2,801,654
443,023 First Horizon National Corp 6,038,403
96,845 First Interstate Bancsystem, Inc 2,782,357
47,027 First Merchants Corp 1,510,507
12,091 First Mid-Illinois Bancshares, Inc 370,106
12,529 First of Long Island Corp 174,654
9,917 * First Western Financial, Inc 205,679
15,276 Five Star Bancorp 377,012
42,707 Flushing Financial Corp 673,916
325,156 FNB Corp 4,158,745
194,217 Fulton Financial Corp 2,777,303
19,386 *,e FVCBankcorp, Inc 249,304
19,355 German American Bancorp, Inc 570,198
101,511 Glacier Bancorp, Inc 3,319,410
7,132 e Great Southern Bancorp, Inc 394,614
11,967 e Greene County Bancorp, Inc 412,383
5,058 Guaranty Bancshares, Inc 160,794
70,171 Hancock Whitney Corp 3,088,226
29,083 Hanmi Financial Corp 552,577
39,598 HarborOne Northeast Bancorp, Inc 415,383
7,219 HBT Financial, Inc 143,225
34,542 Heartland Financial USA, Inc 1,186,172
55,657 Heritage Commerce Corp 534,307
28,290 Heritage Financial Corp 530,720
46,898 Hilltop Holdings, Inc 1,450,555
1,692 e Hingham Institution for Savings 376,385
2,890 e Home Bancorp, Inc 102,942
183,082 Home Bancshares, Inc 4,450,723
77,357 HomeStreet, Inc 711,684
8,226 HomeTrust Bancshares, Inc 199,974
99,262 Hope Bancorp, Inc 1,077,985
37,769 Horizon Bancorp 467,958
1,192,416 Huntington Bancshares, Inc 14,595,172
41,058 Independent Bank Corp 2,473,744
16,001 Independent Bank Corp 330,581
27,575 Independent Bank Group, Inc 1,237,290
63,589 International Bancshares Corp 3,156,558
10,716 e John Marshall Bancorp, Inc 203,604
2,537,232 JPMorgan Chase & Co 400,781,167
62,205 Kearny Financial Corp 534,341
733,279 Keycorp 9,026,664
54,549 Lakeland Bancorp, Inc 824,235
19,759 Lakeland Financial Corp 1,095,439
23,057 Live Oak Bancshares, Inc 873,169
629 Luther Burbank Corp 6,479
148,957 M&T Bank Corp 20,833,126
12,700 Macatawa Bank Corp 125,095
8,910 Mercantile Bank Corp 312,919
22,883 Meta Financial Group, Inc 1,189,001
28,455 Metrocity Bankshares, Inc 610,075
15,723 *,e Metropolitan Bank Holding Corp 712,095
11,042 Mid Penn Bancorp, Inc 259,487
22,606 Midland States Bancorp, Inc 529,659
5,927 MidWestOne Financial Group, Inc 145,389
25,698 MVB Financial Corp 657,612
21,289 National Bank Holdings Corp 731,490
34,793 NBT Bancorp, Inc 1,294,300
644,183 New York Community Bancorp, Inc 8,934,818
8,973 Nicolet Bankshares, Inc 750,591
9,353 Northeast Bank 445,577
27,798 e Northeast Community Bancorp, Inc 450,050

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
44,937 Northfield Bancorp, Inc $ 547,333
101,413 Northwest Bancshares, Inc 1,253,465
2,005,237 * NU Holdings Ltd 15,961,687
52,078 OceanFirst Financial Corp 970,213
72,625 OFG Bancorp 2,432,211
302,292 Old National Bancorp 5,148,033
15,271 Old Second Bancorp, Inc 244,183
20,312 Origin Bancorp, Inc 662,171
3,618 Orrstown Financial Services, Inc 84,661
89,066 Pacific Premier Bancorp, Inc 2,274,746
93,374 e PacWest Bancorp 868,378
11,574 Park National Corp 1,290,732
12,857 e Parke Bancorp, Inc 255,083
10,253 Peapack Gladstone Financial Corp 299,695
23,125 Peoples Bancorp, Inc 651,431
8,138 Peoples Financial Services Corp 375,894
64,999 Pinnacle Financial Partners, Inc 4,933,424
385 *,e Pioneer Bancorp, Inc 3,785
344,140 PNC Financial Services Group, Inc 47,109,325
77,194 Popular, Inc 5,600,425
12,183 Preferred Bank 805,053
28,576 Premier Financial Corp 618,956
5,687 Primis Financial Corp 54,083
82,390 Prosperity Bancshares, Inc 5,216,935
103,199 Provident Financial Services, Inc 1,913,309
14,068 QCR Holdings, Inc 720,704
22,257 RBB Bancorp 326,510
4,522 Red River Bancshares Inc 221,623
775,994 Regions Financial Corp 15,806,998
43,118 Renasant Corp 1,334,071
4,137 Republic Bancorp, Inc (Class A) 189,599
33,109 S&T Bancorp, Inc 1,045,582
34,709 Sandy Spring Bancorp, Inc 849,329
69,004 Seacoast Banking Corp of Florida 1,705,089
41,638 ServisFirst Bancshares, Inc 2,484,956
14,920 Shore Bancshares, Inc 177,548
5,250 Sierra Bancorp 110,565
98,370 Simmons First National Corp (Class A) 1,986,090
16,069 SmartFinancial, Inc 403,653
354 South Plains Financial Inc 9,505
69,727 South State Corp 5,415,696
2,746 * Southern First Bancshares, Inc 82,874
5,675 Southern Missouri Bancorp, Inc 272,797
24,349 e Southside Bancshares, Inc 808,630
38,203 Stellar Bancorp, Inc 949,727
21,096 Stock Yards Bancorp, Inc 1,008,600
5,861 Summit Financial Group, Inc 132,224
110,649 Synovus Financial Corp 3,751,001
38,762 * Texas Capital Bancshares, Inc 2,474,954
37,392 * The Bancorp, Inc 1,417,157
11,131 Tompkins Financial Corp 669,641
56,169 Towne Bank 1,419,952
24,322 Trico Bancshares 909,156
17,672 Triumph Bancorp, Inc 1,253,122
1,138,168 Truist Financial Corp 37,809,941
19,519 TrustCo Bank Corp NY 593,182
45,567 Trustmark Corp 1,196,589
38,832 UMB Financial Corp 2,757,072
130,431 United Bankshares, Inc 4,361,613
103,599 United Community Banks, Inc 3,011,623
22,107 Univest Financial Corp 431,086
1,311,775 US Bancorp 52,051,232
414,096 Valley National Bancorp 4,248,625

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
34,533 Veritex Holdings, Inc $ 742,805
81,079 Washington Federal, Inc 2,516,692
15,885 Washington Trust Bancorp, Inc 509,273
153,531 Webster Financial Corp 7,265,087
3,290,590 Wells Fargo & Co 151,893,634
51,566 WesBanco, Inc 1,444,364
8,366 West Bancorporation, Inc 167,822
20,400 Westamerica Bancorporation 1,003,476
91,934 e Western Alliance Bancorp 4,775,971
46,083 Wintrust Financial Corp 3,887,562
47,065 WSFS Financial Corp 2,059,094
109,414 Zions Bancorporation 4,185,085
TOTAL BANKS 1,371,754,661
CAPITAL GOODS - 6.4%
90,270 * 3D Systems Corp 786,252
486,875 3M Co 54,286,563
115,895 A.O. Smith Corp 8,417,454
36,440 Aaon, Inc 3,835,674
23,678 * AAR Corp 1,415,944
26,578 Acuity Brands, Inc 4,391,749
55,177 Advanced Drainage Systems, Inc 6,731,042
115,971 Aecom Technology Corp 10,089,477
22,184 * Aerovironment, Inc 2,113,248
27,273 * AerSale Corp 409,368
53,417 AGCO Corp 7,109,803
79,715 Air Lease Corp 3,375,133
7,420 Alamo Group, Inc 1,437,699
34,459 Albany International Corp (Class A) 3,317,713
77,538 Allegion plc 9,061,091
6,208 Allied Motion Technologies, Inc 241,491
78,516 Allison Transmission Holdings, Inc 4,608,104
12,889 Alta Equipment Group, Inc 208,157
35,576 * Ameresco, Inc 2,070,879
12,826 * American Woodmark Corp 982,985
202,034 Ametek, Inc 32,042,592
169,536 * API Group Corp 4,875,855
18,243 Apogee Enterprises, Inc 903,576
30,780 Applied Industrial Technologies, Inc 4,462,792
96,323 *,e Archer Aviation, Inc 648,254
51,490 Arcosa, Inc 3,973,998
11,536 Argan, Inc 438,829
32,894 Armstrong World Industries, Inc 2,544,680
118,244 * Array Technologies, Inc 2,252,548
17,527 Astec Industries, Inc 865,834
17,487 * Astronics Corp 366,877
34,587 * Atkore International Group, Inc 5,487,919
60,126 * Axon Enterprise, Inc 11,179,227
100,862 * AZEK Co, Inc 3,146,894
18,025 AZZ, Inc 799,048
40,879 * Babcock & Wilcox Enterprises, Inc 224,017
37,511 Barnes Group, Inc 1,474,182
45,670 * Beacon Roofing Supply, Inc 3,912,549
28,514 *,e Blink Charging Co 182,490
162,550 *,e Bloom Energy Corp 2,903,143
11,512 * Blue Bird Corp 241,061
11,068 * BlueLinx Holdings, Inc 1,043,048
485,248 * Boeing Co 115,901,485
33,731 Boise Cascade Co 3,490,821
11,845 *,e Bowman Consulting Group Ltd 410,429
40,102 Brookfield Business Corp 822,893
114,153 * Builders FirstSource, Inc 16,487,118
87,839 BWX Technologies, Inc 6,060,891

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
8,806 Cadre Holdings, Inc $ 204,916
45,144 Carlisle Cos, Inc 12,513,917
725,390 Carrier Global Corp 43,196,975
449,748 Caterpillar, Inc 119,259,677
233,284 *,e ChargePoint Holdings, Inc 2,020,239
36,781 *,e Chart Industries, Inc 6,700,027
20,351 * CIRCOR International, Inc 1,133,551
808,012 CNH Industrial NV 11,603,052
20,151 Columbus McKinnon Corp 853,193
28,861 Comfort Systems USA, Inc 5,020,948
887 * Concrete Pumping Holdings Inc 7,158
28,626 * Construction Partners Inc 841,604
74,154 * Core & Main, Inc 2,344,008
38,580 Crane Co 3,614,560
38,580 Crane Holdings Co 2,282,007
11,874 CSW Industrials, Inc 2,143,851
123,420 Cummins, Inc 32,187,936
33,427 Curtiss-Wright Corp 6,396,591
55,814 *,e Custom Truck One Source, Inc 386,233
237,484 Deere & Co 102,023,126
311,752 *,e Desktop Metal, Inc 567,389
120,750 Donaldson Co, Inc 7,586,723
17,088 Douglas Dynamics, Inc 530,582
121,539 Dover Corp 17,741,048
7,460 * Ducommun, Inc 374,044
12,598 * DXP Enterprises, Inc 478,472
21,956 * Dycom Industries, Inc 2,186,379
342,320 Eaton Corp 70,285,142
39,624 EMCOR Group, Inc 8,520,745
491,109 Emerson Electric Co 44,862,807
16,119 Encore Wire Corp 2,751,352
46,405 * Energy Recovery, Inc 1,414,424
94,986 *,e Energy Vault Holdings, Inc 318,203
55,416 Enerpac Tool Group Corp 1,522,832
33,465 EnerSys 3,624,929
116,702 *,e Enovix Corp 2,511,427
16,390 EnPro Industries, Inc 2,274,604
122,700 *,e Eos Energy Enterprises, Inc 301,842
56,109 Esab Corp 3,854,688
19,331 ESCO Technologies, Inc 1,943,732
80,826 *,e ESS Tech, Inc 155,994
486,474 Fastenal Co 28,512,241
46,155 Federal Signal Corp 2,819,609
175,542 Ferguson plc 28,371,098
98,402 Flowserve Corp 3,715,660
24,553 *,e Fluence Energy, Inc 717,930
142,932 * Fluor Corp 4,428,033
310,223 Fortive Corp 24,305,972
104,386 Fortune Brands Home & Security, Inc 7,418,713
37,279 Franklin Electric Co, Inc 3,683,911
79,831 FTAI Aviation Ltd 2,571,357
59,145 *,e FTC Solar, Inc 224,751
511,812 *,e FuelCell Energy, Inc 1,120,868
155,438 * Gates Industrial Corp plc 2,117,066
36,014 GATX Corp 4,514,715
26,667 *,e Gencor Industries, Inc 406,672
54,511 * Generac Holdings, Inc 8,378,341
214,154 General Dynamics Corp 47,880,551
939,309 General Electric Co 107,306,660
26,448 * Gibraltar Industries, Inc 1,710,392
25,662 Global Industrial Co 731,367
37,797 * GMS, Inc 2,785,261
18,896 Gorman-Rupp Co 599,003

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
147,695 Graco, Inc $ 11,716,644
149,154 GrafTech International Ltd 787,533
39,368 Granite Construction, Inc 1,611,332
60,950 * Great Lakes Dredge & Dock Corp 511,980
33,587 Greenbrier Cos, Inc 1,551,384
40,831 Griffon Corp 1,703,469
22,211 H&E Equipment Services, Inc 1,079,010
54,836 *,e Hayward Holdings, Inc 732,609
41,922 HEICO Corp 7,377,434
70,220 HEICO Corp (Class A) 9,855,377
23,945 Helios Technologies, Inc 1,513,324
25,702 Herc Holdings, Inc 3,439,699
78,974 Hexcel Corp 5,581,882
54,131 Hillenbrand, Inc 2,811,564
103,419 * Hillman Solutions Corp 1,017,643
575,860 Honeywell International, Inc 111,791,702
317,760 Howmet Aerospace, Inc 16,250,246
46,255 Hubbell, Inc 14,431,560
33,445 * Hudson Technologies, Inc 304,015
35,838 Huntington Ingalls 8,230,913
306,800 *,e Hyliion Holdings Corp 604,396
7,156 Hyster-Yale Materials Handling, Inc 341,771
66,059 IDEX Corp 14,916,783
8,756 * IES Holdings, Inc 501,894
264,122 Illinois Tool Works, Inc 69,548,605
353,391 Ingersoll Rand, Inc 23,065,831
15,632 Insteel Industries, Inc 504,132
66,579 ITT, Inc 6,631,268
82,032 * Janus International Group, Inc 936,805
95,278 * JELD-WEN Holding, Inc 1,696,901
30,832 John Bean Technologies Corp 3,811,144
591,968 Johnson Controls International plc 41,171,374
9,278 Kadant, Inc 2,067,602
22,936 Kaman Corp 525,005
63,395 Kennametal, Inc 1,932,280
89,581 * Kratos Defense & Security Solutions, Inc 1,351,777
161,077 L3Harris Technologies, Inc 30,522,481
2,237 * Lawson Products, Inc 124,019
28,805 Lennox International, Inc 10,584,109
36,528 *,e Leonardo DRS, Inc 609,652
16,978 * Limbach Holdings, Inc 448,559
47,515 Lincoln Electric Holdings, Inc 9,536,736
8,406 Lindsay Corp 1,114,047
195,982 Lockheed Martin Corp 87,480,485
32,814 e LSI Industries, Inc 413,456
30,526 Luxfer Holdings plc 386,459
25,887 * Manitowoc Co, Inc 469,072
195,438 Masco Corp 11,859,178
17,394 * Masonite International Corp 1,818,543
47,879 * Mastec, Inc 5,637,752
104,386 * Masterbrand, Inc 1,289,167
26,438 *,e Mayville Engineering Co Inc 319,635
21,770 McGrath RentCorp 2,098,193
197,279 MDU Resources Group, Inc 4,363,811
56,073 * Mercury Systems, Inc 2,129,653
132,141 *,e Microvast Holdings, Inc 379,245
46,376 * Middleby Corp 7,042,196
12,532 Miller Industries, Inc 475,464
27,127 Moog, Inc (Class A) 2,860,271
74,482 * MRC Global, Inc 840,902
40,108 MSC Industrial Direct Co (Class A) 4,047,699
45,760 Mueller Industries, Inc 3,709,306
123,593 Mueller Water Products, Inc (Class A) 1,988,611

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
15,607 * MYR Group, Inc $ 2,224,934
3,753 National Presto Industries, Inc 293,897
24,468 * NEXTracker, Inc 1,036,220
529,494 *,e Nikola Corp 1,413,749
50,093 Nordson Corp 12,603,900
123,329 Northrop Grumman Corp 54,881,405
5,136 * Northwest Pipe Co 167,331
80,220 * NOW, Inc 913,706
25,573 *,e NuScale Power Corp 193,843
157,302 nVent Electric plc 8,318,130
2,380 Omega Flex, Inc 213,058
51,245 Oshkosh Corp 4,718,127
360,417 Otis Worldwide Corp 32,783,530
77,678 Owens Corning, Inc 10,874,143
438,841 PACCAR, Inc 37,797,375
17,348 Park Aerospace Corp 252,066
109,571 Parker-Hannifin Corp 44,925,206
27,211 * Parsons Corp 1,344,768
133,782 Pentair plc 9,297,849
42,794 * PGT Innovations, Inc 1,224,336
445,266 *,e Plug Power, Inc 5,841,890
6,237 Powell Industries, Inc 379,085
1,157 Preformed Line Products Co 200,751
58,364 Primoris Services Corp 1,853,641
20,651 * Proto Labs, Inc 684,581
24,588 Quanex Building Products Corp 691,906
124,631 Quanta Services, Inc 25,128,102
1,271,767 Raytheon Technologies Corp 111,826,472
25,790 * RBC Bearings, Inc 5,829,830
147,602 *,e Redwire Corp 537,271
58,146 Regal-Beloit Corp 9,081,242
112,180 * Resideo Technologies, Inc 2,100,010
34,968 REV Group, Inc 452,136
241,774 *,e Rocket Lab USA, Inc 1,781,874
102,202 Rockwell Automation, Inc 34,369,511
29,820 Rush Enterprises, Inc (Class A) 1,928,758
4,399 e Rush Enterprises, Inc (Class B) 302,255
134,984 Sensata Technologies Holding plc 5,703,074
198,020 *,e SES AI Corp 621,783
140,450 * Shoals Technologies Group, Inc 3,646,082
24,827 Shyft Group, Inc 358,254
37,416 Simpson Manufacturing Co, Inc 5,911,728
40,856 * SiteOne Landscape Supply, Inc 6,945,520
46,027 Snap-On, Inc 12,539,596
96,167 Spirit Aerosystems Holdings, Inc (Class A) 3,060,034
33,039 * SPX Technologies, Inc 2,795,430
8,453 Standex International Corp 1,255,862
130,458 Stanley Black & Decker, Inc 12,950,566
150,669 *,e Stem, Inc 1,065,230
19,738 * Sterling Construction Co, Inc 1,184,083
58,669 *,e SunPower Corp 579,063
191,646 * Sunrun, Inc 3,637,441
14,222 Tennant Co 1,141,173
69,107 Terex Corp 4,051,743
281,691 *,e Terran Orbital Corp 422,537
38,923 Textainer Group Holdings Ltd 1,599,735
184,557 Textron, Inc 14,352,998
22,578 * Thermon Group Holdings 623,379
48,377 Timken Co 4,492,288
51,987 * Titan International, Inc 649,318
13,882 * Titan Machinery, Inc 443,113
91,243 Toro Co 9,274,851
198,625 Trane Technologies plc 39,613,770

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
5,151 * Transcat Inc $ 432,066
45,376 TransDigm Group, Inc 40,825,695
100,182 * Trex Co, Inc 6,926,583
67,174 Trinity Industries, Inc 1,761,302
48,948 Triton International Ltd 4,126,806
47,307 * Triumph Group, Inc 598,434
49,355 * Tutor Perini Corp 417,050
48,676 UFP Industries, Inc 5,001,946
59,094 United Rentals, Inc 27,459,800
136,039 * Univar Solutions Inc 4,916,449
18,457 Valmont Industries, Inc 4,886,491
11,489 * Vectrus, Inc 591,224
228,909 *,e Velo3D, Inc 524,202
11,375 Veritiv Corp 1,593,979
288,968 Vertiv Holdings Co 7,516,058
15,571 * Vicor Corp 1,436,736
210,020 *,e Virgin Galactic Holdings, Inc 898,886
39,008 W.W. Grainger, Inc 28,807,018
39,430 Wabash National Corp 933,702
29,046 Watsco, Inc 10,984,907
26,804 Watts Water Technologies, Inc (Class A) 4,999,750
40,493 WESCO International, Inc 7,109,356
158,438 Westinghouse Air Brake Technologies Corp 18,765,397
168,942 * WillScot Mobile Mini Holdings Corp 8,100,769
46,706 Woodward Inc 5,622,468
35,235 *,e Xometry, Inc 731,479
211,534 Xylem, Inc 23,850,459
140,071 Zurn Water Solutions Corp 4,263,761
TOTAL CAPITAL GOODS 2,520,817,875
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
71,796 ABM Industries, Inc 3,322,719
91,019 ACCO Brands Corp 554,306
110,227 * ACV Auctions, Inc 1,927,870
380,551 * Alight, Inc 3,721,789
13,852 e Aris Water Solution, Inc 151,402
42,312 * ASGN Inc 3,229,252
259,768 *,e Aurora Innovation, Inc 852,039
358,579 Automatic Data Processing, Inc 88,662,244
5,327 Barrett Business Services, Inc 483,319
223,464 *,e BlackSky Technology, Inc 444,693
110,250 Booz Allen Hamilton Holding Co 13,349,070
34,803 * BrightView Holdings, Inc 268,331
35,470 Brink's Co 2,587,891
104,604 Broadridge Financial Solutions, Inc 17,565,104
21,645 * CACI International, Inc (Class A) 7,585,274
41,616 * Casella Waste Systems, Inc (Class A) 3,357,995
43,111 * CBIZ, Inc 2,280,141
13,622 * Cimpress plc 946,729
77,297 Cintas Corp 38,806,186
387,769 * Clarivate Analytics plc 3,687,683
44,744 * Clean Harbors, Inc 7,439,137
42,140 Concentrix Corp 3,507,734
132,462 * Conduent, Inc 458,318
367,957 * Copart, Inc 32,523,719
100,942 * CoreCivic, Inc 979,137
357,188 * CoStar Group, Inc 29,993,076
4,484 CRA International, Inc 448,804
26,157 CSG Systems International, Inc 1,349,440
30,980 Deluxe Corp 588,310
75,581 * Driven Brands Holdings, Inc 1,955,280
196,245 Dun & Bradstreet Holdings, Inc 2,319,616
16,785 Ennis, Inc 361,549

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
104,571 Equifax, Inc $ 21,340,850
26,457 * ExlService Holdings, Inc 3,729,114
41,992 Exponent, Inc 3,761,643
46,013 * First Advantage Corp 690,195
116,960 * FiscalNote Holdings, Inc 383,629
8,190 * Forrester Research, Inc 261,015
9,141 * Franklin Covey Co 435,569
31,944 * FTI Consulting, Inc 5,595,311
161,326 Genpact Ltd 5,822,255
97,493 *,e Geo Group, Inc 728,273
61,320 * Harsco Corp 578,248
56,484 Healthcare Services Group 712,263
14,986 Heidrick & Struggles International, Inc 408,668
8,242 * Heritage-Crystal Clean, Inc 379,709
56,093 Herman Miller, Inc 1,097,740
15,364 * HireRight Holdings Corp 164,548
39,729 HNI Corp 1,155,717
17,579 * Huron Consulting Group, Inc 1,662,446
14,225 ICF International, Inc 1,672,718
32,868 *,e Innodata Isogen, Inc 421,696
30,132 Insperity, Inc 3,545,030
40,589 Interface, Inc 396,555
108,944 Jacobs Solutions, Inc 13,662,667
99,756 * KAR Auction Services, Inc 1,566,169
126,396 KBR, Inc 7,772,090
25,446 Kelly Services, Inc (Class A) 466,171
14,799 Kforce, Inc 938,849
44,482 Korn/Ferry International 2,343,312
82,778 * Legalzoom.com, Inc 1,264,848
115,337 Leidos Holdings, Inc 10,787,470
102,621 *,e Li-Cycle Holdings Corp 618,805
20,481 * Liquidity Services, Inc 343,671
39,935 Manpower, Inc 3,150,073
23,701 Matthews International Corp (Class A) 1,087,876
58,381 MAXIMUS, Inc 4,889,993
51,680 * Mistras Group, Inc 400,003
19,414 * Montrose Environmental Group, Inc 785,685
36,622 MSA Safety, Inc 6,079,252
8,091 NL Industries, Inc 46,928
11,033 * NV5 Global Inc 1,208,665
280,544 Paychex, Inc 35,199,856
131,794 Pitney Bowes, Inc 519,268
120,113 *,e Planet Labs PBC 446,820
83,380 * Quad Graphics, Inc 493,610
152,304 RB Global, Inc 9,820,562
177,986 Republic Services, Inc 26,895,464
31,570 Resources Connection, Inc 504,489
95,845 Robert Half International, Inc 7,106,907
202,125 Rollins, Inc 8,252,764
43,704 Science Applications International Corp 5,303,043
17,683 * SP Plus Corp 679,911
191,383 SS&C Technologies Holdings, Inc 11,148,060
72,578 Steelcase, Inc (Class A) 621,993
92,570 * Stericycle, Inc 3,933,299
11,647 * Sterling Check Corp 139,880
47,995 Tetra Tech, Inc 8,121,234
166,720 TransUnion 13,285,917
31,176 * TriNet Group, Inc 3,280,650
27,408 * TrueBlue, Inc 409,750
13,566 TTEC Holdings, Inc 467,213
16,144 Unifirst Corp 2,620,171
86,222 * Upwork, Inc 899,295
126,762 Verisk Analytics, Inc 29,020,892

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
106,472 * Verra Mobility Corp $ 2,234,847
14,279 * Viad Corp 402,811
7,529 e VSE Corp 404,684
353,980 Waste Management, Inc 57,978,384
7,913 * Willdan Group, Inc 159,684
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 618,415,334
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.8%
19,450 * 1-800-FLOWERS.COM, Inc (Class A) 168,826
47,341 * Abercrombie & Fitch Co (Class A) 1,875,177
48,894 Advance Auto Parts, Inc 3,637,225
7,825,262 * Amazon.com, Inc 1,046,081,024
30,961 * Autonation, Inc 4,984,102
16,155 * AutoZone, Inc 40,092,187
191,637 Bath & Body Works, Inc 7,102,067
169,907 Best Buy Co, Inc 14,110,776
16,431 Build-A-Bear Workshop, Inc 403,381
54,905 * Burlington Stores, Inc 9,752,226
45,155 e Camping World Holdings, Inc 1,446,315
128,771 * CarMax, Inc 10,637,772
34,654 * CarParts.com, Inc 173,963
47,280 Dick's Sporting Goods, Inc 6,666,480
453,222 eBay, Inc 20,172,911
106,237 * Etsy, Inc 10,798,991
46,886 * Five Below, Inc 9,768,229
16,268 *,e Funko, Inc 132,747
207,681 * GameStop Corp (Class A) 4,610,518
166,065 e Gap, Inc 1,710,469
123,926 Genuine Parts Co 19,297,757
11,946 Hibbett Sports, Inc 554,294
879,403 Home Depot, Inc 293,579,897
102,329 Kohl's Corp 2,911,260
25,514 Lithia Motors, Inc (Class A) 7,922,862
234,155 LKQ Corp 12,829,352
517,904 Lowe's Companies, Inc 121,329,370
235,118 Macy's, Inc 3,900,608
18,355 Murphy USA, Inc 5,635,536
60,209 * National Vision Holdings, Inc 1,302,321
86,070 Nordstrom, Inc 1,989,078
57,170 * Ollie's Bargain Outlet Holdings, Inc 4,166,550
52,520 * O'Reilly Automotive, Inc 48,622,491
32,132 * Overstock.com, Inc 1,171,854
19,470 e Penske Auto Group, Inc 3,142,847
63,078 * Petco Health & Wellness Co, Inc 514,716
32,909 Pool Corp 12,661,409
62,519 Rent-A-Center, Inc 2,165,033
15,040 * RH 5,838,077
289,720 Ross Stores, Inc 33,213,501
39,515 e Signet Jewelers Ltd 3,180,562
17,467 * Sleep Number Corp 483,661
997,240 TJX Companies, Inc 86,291,177
53,953 * Urban Outfitters, Inc 1,962,271
67,822 * Victoria's Secret & Co 1,389,673
64,680 * Warby Parker, Inc 966,319
74,009 *,e Wayfair, Inc 5,763,081
55,729 Williams-Sonoma, Inc 7,726,269
3,199 Winmark Corp 1,162,709
17,055 * Zumiez, Inc 321,657
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,886,321,578
CONSUMER DURABLES & APPAREL - 1.2%
29,457 Acushnet Holdings Corp 1,756,521
393,678 * Allbirds, Inc 590,517

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
48,209 *,e AMMO, Inc $ 100,275
37,384 * Beazer Homes USA, Inc 1,257,224
70,933 Brunswick Corp 6,122,227
107,866 * Callaway Golf Co 2,154,084
113,022 * Capri Holdings Ltd 4,171,642
31,801 Carter's, Inc 2,385,393
7,534 * Cavco Industries, Inc 2,227,427
32,019 Century Communities, Inc 2,472,507
17,828 e Clarus Corp 158,669
30,881 Columbia Sportswear Co 2,427,555
39,614 e Cricut, Inc 469,822
54,538 * Crocs, Inc 5,909,192
22,981 * Deckers Outdoor Corp 12,494,540
263,370 DR Horton, Inc 33,453,257
28,420 *,e Dream Finders Homes, Inc 724,710
17,863 Ethan Allen Interiors, Inc 562,149
139,793 * Garmin Ltd 14,802,681
32,892 * G-III Apparel Group Ltd 681,193
95,226 * GoPro, Inc 389,474
22,207 * Green Brick Partners, Inc 1,255,140
348,660 e Hanesbrands, Inc 1,837,438
113,125 Hasbro, Inc 7,303,350
17,902 * Helen of Troy Ltd 2,529,553
5,395 * Hovnanian Enterprises, Inc 575,215
17,511 Installed Building Products, Inc 2,591,978
20,871 * iRobot Corp 834,840
18,019 * JAKKS Pacific, Inc 375,516
4,498 Johnson Outdoors, Inc 265,922
72,924 KB Home 3,935,708
52,445 Kontoor Brands, Inc 2,221,570
41,872 *,e Landsea Homes Corp 413,277
28,807 * Latham Group, Inc 113,500
33,828 La-Z-Boy, Inc 1,061,184
166 * Legacy Housing Corp 3,938
99,765 Leggett & Platt, Inc 2,919,124
209,272 Lennar Corp (Class A) 26,541,968
4,621 Lennar Corp (Class B) 530,999
16,589 * LGI Homes, Inc 2,301,724
8,731 * Lovesac Co 255,644
94,652 * Lululemon Athletica, Inc 35,828,622
32,226 * M/I Homes, Inc 3,222,600
15,494 * Malibu Boats, Inc 928,865
6,781 Marine Products Corp 108,767
13,757 * MasterCraft Boat Holdings, Inc 421,652
282,181 * Mattel, Inc 6,010,455
66,005 MDC Holdings, Inc 3,384,736
37,616 Meritage Homes Corp 5,602,903
45,619 * Mohawk Industries, Inc 4,851,124
11,455 Movado Group, Inc 328,758
291,711 Newell Brands Inc 3,255,495
1,037,298 Nike, Inc (Class B) 114,507,326
2,570 * NVR, Inc 16,207,551
11,713 Oxford Industries, Inc 1,263,247
245,766 * Peloton Interactive, Inc 2,386,388
49,830 Polaris Inc 6,768,907
184,681 Pulte Homes, Inc 15,585,230
117,697 e Purple Innovation, Inc 367,215
53,508 PVH Corp 4,796,457
35,835 Ralph Lauren Corp 4,706,211
5,014 Rocky Brands, Inc 100,882
111,211 * Skechers U.S.A., Inc (Class A) 6,181,107
45,632 * Skyline Champion Corp 3,178,725
39,576 Smith & Wesson Brands, Inc 503,802

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
10,334 *,e Snap One Holdings Corp $ 100,653
97,889 * Sonos, Inc 1,677,817
59,762 Steven Madden Ltd 1,994,856
31,019 Sturm Ruger & Co, Inc 1,642,456
202,096 Tapestry, Inc 8,720,442
108,743 * Taylor Morrison Home Corp 5,265,336
133,539 Tempur Sealy International, Inc 5,959,846
84,307 Toll Brothers, Inc 6,772,381
24,815 * TopBuild Corp 6,797,573
16,458 * Traeger, Inc 73,403
87,328 * TRI Pointe Homes, Inc 2,784,017
142,219 * Under Armour, Inc (Class A) 1,146,285
152,950 * Under Armour, Inc (Class C) 1,134,889
305,186 VF Corp 6,045,735
46,617 * Vista Outdoor, Inc 1,412,495
52,704 *,e Vizio Holding Corp 392,645
42,903 *,e Vuzix Corp 226,528
44,369 Whirlpool Corp 6,400,672
60,869 Wolverine World Wide, Inc 771,210
87,376 * YETI Holdings, Inc 3,722,218
TOTAL CONSUMER DURABLES & APPAREL 456,717,129
CONSUMER SERVICES - 2.4%
42,715 * Accel Entertainment, Inc 486,951
192,723 ADT, Inc 1,229,573
39,603 * Adtalem Global Education, Inc 1,712,434
352,086 * Airbnb, Inc 53,583,968
203,957 ARAMARK Holdings Corp 8,233,744
54,031 * Bally's Corp 879,625
2,687 * Biglari Holdings, Inc (B Shares) 545,891
16,236 * BJ's Restaurants, Inc 611,448
101,155 Bloomin' Brands, Inc 2,718,035
19,685 e Bluegreen Vacations Holding Corp 769,487
32,163 * Booking Holdings, Inc 95,549,840
29,758 *,e Bowlero Corp 360,964
61,775 Boyd Gaming Corp 4,220,468
45,535 * Bright Horizons Family Solutions 4,418,261
33,083 * Brinker International, Inc 1,299,500
177,460 * Caesars Entertainment, Inc 10,473,689
889,487 * Carnival Corp 16,757,935
13,917 Carriage Services, Inc 450,493
81,467 * Carrols Restaurant Group, Inc 479,841
20,269 * Century Casinos, Inc 161,139
31,587 Cheesecake Factory 1,161,770
107,492 * Chegg, Inc 1,088,894
23,713 * Chipotle Mexican Grill, Inc (Class A) 46,531,546
27,242 e Choice Hotels International, Inc 3,561,891
65,440 Churchill Downs, Inc 7,581,224
14,551 * Chuy's Holdings, Inc 605,176
87,671 * Coursera, Inc 1,375,558
17,056 e Cracker Barrel Old Country Store, Inc 1,589,619
104,438 Darden Restaurants, Inc 17,641,667
30,838 * Dave & Buster's Entertainment, Inc 1,412,380
49,845 * Denny's Corp 586,177
13,530 Dine Brands Global Inc. 816,130
29,609 Domino's Pizza, Inc 11,747,075
261,738 * DoorDash, Inc 23,763,193
361,692 * DraftKings, Inc 11,494,572
25,768 * Duolingo, Inc 3,998,936
12,211 El Pollo Loco Holdings, Inc 130,047
9,603 * European Wax Center, Inc 186,010
63,702 * Everi Holdings, Inc 945,338
127,073 * Expedia Group, Inc 15,570,255

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
7,261 * First Watch Restaurant Group, Inc $ 135,345
63,264 * frontdoor, Inc 2,209,179
67,165 * Full House Resorts, Inc 431,199
52,701 * Global Business Travel Group I 371,015
19,659 * Golden Entertainment, Inc 832,362
2,812 Graham Holdings Co 1,649,941
29,625 * Grand Canyon Education, Inc 3,215,794
131,799 H&R Block, Inc 4,429,764
66,461 * Hilton Grand Vacations, Inc 3,090,436
228,976 Hilton Worldwide Holdings, Inc 35,603,478
36,903 Hyatt Hotels Corp 4,662,694
30,674 * Inspired Entertainment, Inc 386,186
75,880 International Game Technology plc 2,567,020
17,265 Jack in the Box, Inc 1,716,314
62,386 e Krispy Kreme, Inc 960,744
4,466 *,e Kura Sushi USA, Inc 444,412
291,884 * Las Vegas Sands Corp 17,457,582
151,179 Laureate Education, Inc 1,938,115
36,714 * Life Time Group Holdings, Inc 664,156
50,626 * Lindblad Expeditions Holdings, Inc 598,399
217,107 Marriott International, Inc (Class A) 43,814,364
31,047 Marriott Vacations Worldwide Corp 3,989,850
632,747 McDonald's Corp 185,521,420
277,754 MGM Resorts International 14,101,571
56,702 *,e Mister Car Wash, Inc 563,051
9,593 Monarch Casino & Resort, Inc 664,987
98,040 * Nerdy, Inc 484,318
84,311 * Noodles & Co 307,735
360,855 * Norwegian Cruise Line Holdings Ltd 7,964,070
13,723 * ONE Group Hospitality, Inc 101,138
39,139 * OneSpaWorld Holdings Ltd 502,740
24,598 Papa John's International, Inc 2,034,255
138,532 * Penn National Gaming, Inc 3,642,006
51,762 * Perdoceo Education Corp 691,023
74,794 * Planet Fitness, Inc 5,051,587
36,820 * Portillo's, Inc 848,701
48,781 * Potbelly Corp 465,859
6,503 RCI Hospitality Holdings, Inc 453,584
43,399 Red Rock Resorts, Inc 2,104,851
71,691 * Rover Group, Inc 392,867
201,912 * Royal Caribbean Cruises Ltd 22,030,618
102,195 * Rush Street Interactive, Inc 391,407
238,986 *,e Sabre Corp 979,843
75,566 * Scientific Games Corp (Class A) 5,312,290
38,148 * SeaWorld Entertainment, Inc 2,112,255
120,399 Service Corp International 8,024,593
27,489 * Shake Shack, Inc 2,134,796
58,014 * Six Flags Entertainment Corp 1,386,535
980,845 Starbucks Corp 99,624,427
17,816 Strategic Education, Inc 1,337,982
41,244 * Stride, Inc 1,575,933
107,220 *,e Super Group SGHC Ltd 324,877
69,949 *,e Sweetgreen, Inc 1,054,131
23,787 *,e Target Hospitality Corp 303,760
53,249 Texas Roadhouse, Inc (Class A) 5,939,926
63,192 Travel & Leisure Co 2,573,810
55,854 * Udemy, Inc 659,636
32,770 Vail Resorts, Inc 7,717,007
138,690 Wendy's 2,980,448
28,297 Wingstop, Inc 4,770,308
82,262 * WW International Inc 958,352
68,358 Wyndham Hotels & Resorts, Inc 5,326,455
91,400 Wynn Resorts Ltd 9,960,772

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
29,226 * Xponential Fitness, Inc $ 617,253
248,145 Yum! Brands, Inc 34,162,122
TOTAL CONSUMER SERVICES 936,054,392
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
343,657 Albertsons Cos, Inc 7,467,667
23,900 Andersons, Inc 1,166,798
117,079 * BJ's Wholesale Club Holdings, Inc 7,763,509
34,858 Casey's General Stores, Inc 8,807,222
25,883 * Chefs' Warehouse Holdings, Inc 940,588
384,346 Costco Wholesale Corp 215,491,272
193,885 Dollar General Corp 32,739,421
184,387 * Dollar Tree, Inc 28,456,446
85,229 * Grocery Outlet Holding Corp 2,850,910
38,586 * HF Foods Group Inc 201,805
9,950 Ingles Markets, Inc (Class A) 843,760
571,326 Kroger Co 27,789,297
10,408 Natural Grocers by Vitamin C 129,580
136,613 * Performance Food Group Co 8,163,993
17,346 Pricesmart, Inc 1,348,305
28,101 SpartanNash Co 630,586
87,100 * Sprouts Farmers Market, Inc 3,418,675
434,178 SYSCO Corp 33,132,123
405,520 Target Corp 55,341,314
41,913 * United Natural Foods, Inc 871,790
184,514 * US Foods Holding Corp 7,884,283
4,530 Village Super Market (Class A) 105,458
598,095 Walgreens Boots Alliance, Inc 17,924,907
1,236,871 Walmart, Inc 197,726,198
14,813 Weis Markets, Inc 982,694
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 662,178,601
ENERGY - 4.3%
12,940 e Altus Midstream Co 465,840
342,819 Antero Midstream Corp 4,093,259
228,903 * Antero Resources Corp 6,123,155
275,046 APA Corp 11,136,613
12,140 Arch Resources, Inc 1,559,262
106,777 Archrock, Inc 1,245,020
37,685 Ardmore Shipping Corp 530,605
869,879 Baker Hughes Co 31,132,969
74,590 Berry Petroleum Co LLC 581,802
57,131 Bonanza Creek Energy, Inc 4,276,827
178,208 *,e Borr Drilling Ltd 1,564,666
22,773 * Bristow Group, Inc 700,725
673,704 Cabot Oil & Gas Corp 18,553,808
58,903 Cactus, Inc 2,991,094
61,384 California Resources Corp 3,274,836
67,249 * Callon Petroleum Co 2,525,872
6,198 * Centrus Energy Corp 233,045
185,886 ChampionX Corp 6,617,542
206,502 Cheniere Energy, Inc 33,424,414
105,558 Chesapeake Energy Corp 8,902,762
1,504,678 Chevron Corp 246,255,601
115,507 * Clean Energy Fuels Corp 569,449
155,208 * CNX Resources Corp 3,166,243
75,791 e Comstock Resources Inc 966,335
1,043,582 ConocoPhillips 122,850,473
17,827 CONSOL Energy, Inc 1,328,468
38,444 e Core Laboratories, Inc 999,160
37,313 Crescent Energy, Inc 442,905
24,649 CVR Energy, Inc 905,604
64,227 Delek US Holdings, Inc 1,772,023

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
51,319 * Denbury, Inc $ 4,511,453
573,731 Devon Energy Corp 30,981,474
104,954 DHT Holdings, Inc 1,033,797
78,397 * Diamond Offshore Drilling, Inc 1,241,025
155,086 Diamondback Energy, Inc 22,847,270
28,709 * DMC Global, Inc 541,452
25,410 Dorian LPG Ltd 755,693
23,983 * Dril-Quip, Inc 620,920
75,689 DT Midstream, Inc 4,050,875
33,338 *,e Earthstone Energy, Inc 532,741
18,273 *,e Empire Petroleum Corp 164,457
153,847 *,e Encore Energy Corp 389,233
121,539 *,e Energy Fuels, Inc 775,419
509,265 EOG Resources, Inc 67,492,890
310,899 EQT Corp 13,113,720
366,587 Equitrans Midstream Corp 3,801,507
14,387 Excelerate Energy, Inc 305,292
3,524,086 Exxon Mobil Corp 377,922,983
30,260 FLEX LNG Ltd 962,873
15,687 * Forum Energy Technologies, Inc 426,843
59,737 * Frank's International NV 1,325,564
442,305 *,e Gevo, Inc 760,765
71,934 Golar LNG Ltd 1,735,048
35,517 * Green Plains Inc 1,261,209
9,172 * Gulfport Energy Operating Corp 939,671
44,445 *,e Hallador Energy Co 409,783
760,024 Halliburton Co 29,701,738
111,242 * Helix Energy Solutions Group, Inc 1,067,923
78,305 Helmerich & Payne, Inc 3,505,715
246,300 Hess Corp 37,371,099
112,521 HF Sinclair Corp 5,861,219
4,935 e HighPeak Energy, Inc 74,765
39,422 International Seaways, Inc 1,690,810
1,670,302 Kinder Morgan, Inc 29,581,048
45,147 *,e KLX Energy Services Holdings, Inc 529,574
359,220 * Kosmos Energy Ltd 2,550,462
17,969 *,e Laredo Petroleum, Inc 948,404
176,225 Liberty Oilfield Services, Inc 2,902,426
128,450 Magnolia Oil & Gas Corp 2,845,167
549,592 Marathon Oil Corp 14,437,782
390,467 Marathon Petroleum Corp 51,939,920
84,517 Matador Resources Co 4,701,681
109,129 Murphy Oil Corp 4,722,012
10,562 * Nabors Industries Ltd 1,293,739
6,549 e Nacco Industries, Inc (Class A) 242,248
62,441 New Fortress Energy, Inc 1,782,691
114,362 * Newpark Resources, Inc 631,278
53,635 *,e NextDecade Corp 298,747
143,418 * NexTier Oilfield Solutions, Inc 1,709,543
85,964 * Noble Corp plc 4,493,338
168,162 Nordic American Tankers Ltd 738,231
77,394 Northern Oil and Gas, Inc 3,047,002
353,109 NOV, Inc 7,090,429
33,811 Oasis Petroleum, Inc 5,302,917
612,663 Occidental Petroleum Corp 38,677,415
82,766 * Oceaneering International, Inc 1,858,097
49,464 * Oil States International, Inc 397,691
394,255 ONEOK, Inc 26,430,855
218,815 Ovintiv, Inc 10,085,183
70,841 * Par Pacific Holdings, Inc 2,230,075
165,606 Patterson-UTI Energy, Inc 2,623,199
87,103 PBF Energy, Inc 4,132,166
72,735 PDC Energy, Inc 5,519,859

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
122,456 Peabody Energy Corp $ 2,747,913
200,882 Permian Resources Corp 2,348,311
406,881 Phillips 66 45,387,576
200,188 Pioneer Natural Resources Co 45,176,426
19,704 *,e ProFrac Holding Corp 253,590
145,202 * ProPetro Holding Corp 1,515,909
209,680 Range Resources Corp 6,590,242
38,949 * Ranger Energy Services, Inc 408,964
12,132 * Rex American Resources Corp 449,127
9,029 e Riley Exploration Permian, Inc 338,136
186,183 *,e Ring Energy, Inc 450,563
54,474 RPC, Inc 453,224
18,387 SandRidge Energy, Inc 314,050
1,237,830 Schlumberger Ltd 72,215,002
40,019 Scorpio Tankers, Inc 1,882,494
37,559 *,e SEACOR Marine Holdings, Inc 431,553
42,420 * Seadrill Ltd 2,074,762
50,298 Select Energy Services, Inc 423,006
105,783 SFL Corp Ltd 1,043,020
22,344 *,e SilverBow Resources, Inc 800,139
74,455 Sitio Royalties Corp 2,035,600
96,934 SM Energy Co 3,517,735
21,978 Solaris Oilfield Infrastructure, Inc 240,220
867,843 * Southwestern Energy Co 5,623,623
102,784 * Talos Energy, Inc 1,644,544
190,147 Targa Resources Investments, Inc 15,590,153
374,932 * TechnipFMC plc 6,876,253
110,431 * Teekay Corp 735,470
17,431 Teekay Tankers Ltd 760,166
681,381 *,e Tellurian, Inc 1,171,975
89,720 * Tetra Technologies, Inc 402,843
4,928 Texas Pacific Land Corp 7,423,046
33,955 * Tidewater, Inc 2,142,900
351,294 *,e Uranium Energy Corp 1,264,658
63,998 * US Silica Holdings, Inc 832,614
230,602 e Vaalco Energy, Inc 1,026,179
62,702 * Valaris Ltd 4,815,514
316,915 Valero Energy Corp 40,853,513
42,077 *,e Vertex Energy, Inc 221,746
19,327 Vitesse Energy, Inc 486,847
105,827 * W&T Offshore, Inc 463,522
60,923 * Weatherford International Ltd 5,062,701
1,042,563 Williams Cos, Inc 35,916,295
50,146 World Fuel Services Corp 1,130,291
TOTAL ENERGY 1,696,653,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
67,908 Acadia Realty Trust 1,066,835
70,133 Agree Realty Corp 4,543,216
57,396 Alexander & Baldwin, Inc 1,102,003
2,341 Alexander's, Inc 452,679
146,220 Alexandria Real Estate Equities, Inc 18,376,930
24,923 Alpine Income Property Trust, Inc 423,442
42,194 American Assets Trust, Inc 949,365
111,859 American Finance Trust, Inc 794,199
262,742 American Homes 4 Rent 9,847,570
408,000 American Tower Corp 77,646,480
229,759 Americold Realty Trust 7,448,787
139,049 Apartment Income REIT Corp 4,802,752
228,578 Apartment Investment and Management Co 1,904,055
222,137 Apple Hospitality REIT, Inc 3,443,123
51,087 Armada Hoffler Properties, Inc 634,501
116,593 AvalonBay Communities, Inc 21,995,269

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
122,117 Boston Properties, Inc $ 8,136,656
32,707 BraeMar Hotels & Resorts, Inc 121,016
55,932 Brandywine Realty Trust 282,457
242,399 Brixmor Property Group, Inc 5,512,153
187,485 Broadstone Net Lease, Inc 3,056,005
15,761 Brt Realty Trust 306,867
80,871 Camden Property Trust 8,822,217
130,418 CareTrust REIT, Inc 2,711,390
20,606 CBL & Associates Properties, Inc 448,593
21,625 Centerspace 1,343,561
43,190 Chatham Lodging Trust 414,624
45,741 City Office REIT, Inc 250,203
8,117 Clipper Realty, Inc 51,949
21,137 Community Healthcare Trust, Inc 744,868
117,806 Corporate Office Properties Trust 3,062,956
115,041 Cousins Properties, Inc 2,810,452
372,729 Crown Castle International Corp 40,362,823
21,615 CTO Realty Growth, Inc 378,262
197,821 CubeSmart 8,577,519
157,600 DiamondRock Hospitality Co 1,339,600
249,252 Digital Realty Trust, Inc 31,061,784
246,911 Diversified Healthcare Trust 516,044
181,095 Douglas Emmett, Inc 2,662,096
97,623 Easterly Government Properties, Inc 1,440,915
33,861 EastGroup Properties, Inc 5,999,492
106,758 Empire State Realty Trust, Inc 955,484
84,659 EPR Properties 3,779,178
81,509 Equinix, Inc 66,015,769
121,517 Equity Commonwealth 2,380,518
155,258 Equity Lifestyle Properties, Inc 11,051,264
325,948 Equity Residential 21,493,011
111,554 Essential Properties Realty Trust, Inc 2,738,651
52,849 Essex Property Trust, Inc 12,871,374
182,425 Extra Space Storage, Inc 25,461,057
21,102 Farmland Partners, Inc 242,462
61,500 Federal Realty Investment Trust 6,243,480
103,143 First Industrial Realty Trust, Inc 5,332,493
99,649 Four Corners Property Trust, Inc 2,620,769
222,395 Gaming and Leisure Properties, Inc 10,554,867
40,489 Getty Realty Corp 1,308,604
37,072 Gladstone Commercial Corp 493,058
22,586 Gladstone Land Corp 378,090
54,522 Global Medical REIT, Inc 539,768
103,381 Global Net Lease, Inc 1,105,143
319,675 Healthcare Realty Trust, Inc 6,243,253
477,469 Healthpeak Properties Inc 10,423,148
40,583 Hersha Hospitality Trust 254,050
104,113 Highwoods Properties, Inc 2,630,936
606,824 Host Hotels and Resorts, Inc 11,165,562
171,592 Hudson Pacific Properties 1,007,245
160,640 Independence Realty Trust, Inc 2,737,306
28,462 Innovative Industrial Properties, Inc 2,255,044
51,970 InvenTrust Properties Corp 1,264,950
506,786 Invitation Homes, Inc 17,990,903
264,353 Iron Mountain, Inc 16,231,274
42,812 iStar, Inc 1,058,741
90,901 JBG SMITH Properties 1,520,774
85,729 Kilroy Realty Corp 3,060,525
467,614 Kimco Realty Corp 9,473,860
166,378 Kite Realty Group Trust 3,806,729
76,767 Lamar Advertising Co 7,576,903
294,002 Lexington Realty Trust 2,960,600
56,334 LTC Properties, Inc 1,890,569

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
209,540 Macerich Co $ 2,671,635
75,492 * Mack-Cali Realty Corp 1,410,191
501,079 Medical Properties Trust, Inc 5,055,887
95,805 Mid-America Apartment Communities, Inc 14,338,176
36,251 National Health Investors, Inc 1,990,542
167,337 National Retail Properties, Inc 7,141,943
63,380 National Storage Affiliates Trust 2,141,610
79,116 NETSTREIT Corp 1,415,385
35,181 NexPoint Diversified Real Estate Trust 411,266
17,985 NexPoint Residential Trust, Inc 747,457
42,738 Office Properties Income Trust 329,083
213,315 Omega Healthcare Investors, Inc 6,804,748
17,267 One Liberty Properties, Inc 352,765
38,649 Orion Office REIT, Inc 251,218
132,558 Outfront Media, Inc 2,049,347
5,946 Paramount Group, Inc 31,157
261,208 Park Hotels & Resorts, Inc 3,560,265
23,540 Peakstone Realty Trust 596,504
101,003 Pebblebrook Hotel Trust 1,560,496
86,759 Phillips Edison & Co, Inc 3,063,460
226,971 Physicians Realty Trust 3,345,553
49,485 Piedmont Office Realty Trust, Inc 368,168
22,498 Plymouth Industrial REIT, Inc 512,279
15,321 Postal Realty Trust, Inc 230,887
64,590 PotlatchDeltic Corp 3,463,962
803,897 Prologis, Inc 100,286,151
136,043 Public Storage, Inc 38,330,115
155,244 Rayonier, Inc 5,141,681
574,905 Realty Income Corp 35,051,958
149,653 Regency Centers Corp 9,806,761
93,857 Retail Opportunities Investment Corp 1,382,514
164,137 Rexford Industrial Realty, Inc 9,042,307
205,265 RLJ Lodging Trust 2,114,229
75,917 RPT Realty 825,218
52,448 Ryman Hospitality Properties 4,997,770
210,350 Sabra Healthcare REIT, Inc 2,732,446
9,694 Saul Centers, Inc 373,704
94,823 SBA Communications Corp 20,761,496
150,290 Service Properties Trust 1,275,962
290,480 Simon Property Group, Inc 36,193,808
151,631 SITE Centers Corp 2,130,416
71,361 SL Green Realty Corp 2,691,023
121,938 Spirit Realty Capital, Inc 4,917,760
133,255 STAG Industrial, Inc 4,837,156
93,397 Summit Hotel Properties, Inc 601,477
101,035 Sun Communities, Inc 13,164,860
159,255 Sunstone Hotel Investors, Inc 1,622,808
104,878 Tanger Factory Outlet Centers, Inc 2,455,194
56,986 Terreno Realty Corp 3,381,549
285,558 UDR, Inc 11,673,611
37,174 UMH Properties, Inc 618,947
112,942 Uniti Group, Inc 630,216
10,070 Universal Health Realty Income Trust 480,641
83,482 Urban Edge Properties 1,420,029
25,344 Urstadt Biddle Properties, Inc (Class A) 574,802
332,285 Ventas, Inc 16,122,468
866,502 VICI Properties, Inc 27,277,483
162,331 Vornado Realty Trust 3,649,201
126,786 Washington REIT 2,060,273
426,907 d Welltower, Inc 35,070,410
655,228 Weyerhaeuser Co 22,317,066
31,390 Whitestone REIT 323,945
184,009 WP Carey, Inc 12,426,128

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
92,154 Xenia Hotels & Resorts, Inc $ 1,170,356
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,068,741,043
FINANCIAL SERVICES - 7.6%
8,238 AFC Gamma, Inc 113,849
36,469 Affiliated Managers Group, Inc 5,056,062
198,148 *,e Affirm Holdings, Inc 3,842,090
484,239 AGNC Investment Corp 4,934,395
11,267 Alerus Financial Corp 222,861
251,385 Ally Financial, Inc 7,677,298
12,218 A-Mark Precious Metals, Inc 498,372
513,267 American Express Co 86,680,531
93,131 Ameriprise Financial, Inc 32,451,497
414,182 Annaly Capital Management, Inc 8,320,916
102,927 Apollo Commercial Real Estate Finance, Inc 1,214,539
450,316 Apollo Global Management, Inc 36,795,320
138,147 Arbor Realty Trust, Inc 2,336,066
26,410 Ares Commercial Real Estate Corp 281,531
146,765 Ares Management Corp 14,562,023
144,676 ARMOUR Residential REIT, Inc 739,294
55,250 Artisan Partners Asset Management, Inc 2,292,322
17,300 * Assetmark Financial Holdings, Inc 517,270
3,795 *,e Atlanticus Holdings Corp 154,456
113,462 * AvidXchange Holdings, Inc 1,408,063
14,466 B. Riley Financial, Inc 803,297
125,233 *,e Bakkt Holdings, Inc 206,634
25,565 Banco Latinoamericano de Exportaciones S.A. (Class E) 596,176
662,391 Bank of New York Mellon Corp 30,046,056
1,590,272 * Berkshire Hathaway, Inc (Class B) 559,712,133
241,886 BGC Group, Inc 1,151,377
129,491 BlackRock, Inc 95,674,425
132,203 Blackstone Mortgage Trust, Inc 3,039,347
607,226 Blackstone, Inc 63,631,213
472,035 * Block, Inc 38,012,979
39,109 *,e Blucora, Inc 1,012,141
407,422 Blue Owl Capital, Inc 5,019,439
36,876 Bread Financial Holdings, Inc 1,532,935
33,250 Brightsphere Investment Group, Inc 707,560
72,747 BrightSpire Capital, Inc 535,418
64,986 * Cannae Holdings, Inc 1,324,415
42,561 * Cantaloupe, Inc 328,145
326,127 Capital One Financial Corp 38,163,382
194,801 Carlyle Group, Inc 6,944,656
10,688 Cass Information Systems, Inc 405,610
91,019 CBOE Global Markets, Inc 12,713,534
1,282,338 Charles Schwab Corp 84,762,542
289,108 Chimera Investment Corp 1,815,598
71,387 Claros Mortgage Trust, Inc 879,488
312,315 CME Group, Inc 62,138,192
22,619 Cohen & Steers, Inc 1,454,628
145,541 * Coinbase Global, Inc 14,351,798
46,488 e Compass Diversified Trust 1,047,375
147,951 Corebridge Financial, Inc 2,768,163
5,387 *,e Credit Acceptance Corp 2,998,404
2,620 Diamond Hill Investment Group, Inc 475,556
225,347 Discover Financial Services 23,785,376
21,354 * Donnelley Financial Solutions, Inc 1,010,044
19,484 Dynex Capital, Inc 254,266
39,095 Ellington Financial Inc 528,564
33,565 Enact Holdings, Inc 912,968
19,960 * Encore Capital Group, Inc 1,067,860
28,542 * Enova International, Inc 1,572,379
317,276 Equitable Holdings, Inc 9,102,648

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
112,766 Essent Group Ltd $ 5,593,194
37,925 * Euronet Worldwide, Inc 3,332,470
31,406 Evercore Inc 4,241,694
75,626 EVERTEC, Inc 2,974,371
32,242 Factset Research Systems, Inc 14,026,560
8,178 Federal Agricultural Mortgage Corp (FAMC) 1,314,613
515,096 Fidelity National Information Services, Inc 31,101,496
185,025 *,e Finance Of America Cos, Inc 368,200
29,291 FirstCash Holdings, Inc 2,790,846
538,524 * Fiserv, Inc 67,967,114
61,230 * FleetCor Technologies, Inc 15,240,759
80,416 * Flywire Corp 2,745,402
48,387 * Focus Financial Partners, Inc 2,532,092
192,308 *,e Forge Global Holdings, Inc 559,616
64,711 Franklin BSP Realty Trust, Inc 925,367
259,566 Franklin Resources, Inc 7,589,710
23,662 GCM Grosvenor, Inc 185,747
233,227 Global Payments, Inc 25,713,277
280,771 Goldman Sachs Group, Inc 99,917,976
40,822 Granite Point Mortgage Trust, Inc 233,910
39,301 * Green Dot Corp 768,335
40,122 Hamilton Lane, Inc 3,547,988
86,811 Hannon Armstrong Sustainable Infrastructure Capital, Inc 2,266,635
41,860 Houlihan Lokey, Inc 4,179,721
14,780 * I3 Verticals, Inc 369,648
82,877 Interactive Brokers Group, Inc (Class A) 7,237,648
479,741 Intercontinental Exchange Group, Inc 55,074,267
23,706 * International Money Express Inc 574,396
323,852 Invesco Ltd 5,440,714
31,093 Invesco Mortgage Capital, Inc 373,427
63,918 Jack Henry & Associates, Inc 10,710,739
61,642 Jackson Financial, Inc 2,035,419
106,680 Janus Henderson Group plc 3,131,058
164,215 Jefferies Financial Group, Inc 6,041,470
551,485 KKR & Co, Inc 32,747,179
38,895 KKR Real Estate Finance Trust, Inc 484,632
89,739 Ladder Capital Corp 986,232
75,192 Lazard Ltd (Class A) 2,639,239
91,135 * LendingClub Corp 764,623
8,934 * LendingTree, Inc 217,990
68,899 LPL Financial Holdings, Inc 15,802,675
32,375 MarketAxess Holdings, Inc 8,715,997
420,596 * Marqeta, Inc 2,346,926
728,367 Mastercard, Inc (Class A) 287,180,541
13,914 Merchants Bancorp 439,822
119,851 MFA Financial, Inc 1,349,522
292,825 MGIC Investment Corp 4,901,890
44,818 e Moelis & Co 2,188,463
137,726 Moody's Corp 48,582,847
1,044,249 Morgan Stanley 95,611,438
23,298 Morningstar, Inc 5,369,723
65,994 * Mr Cooper Group, Inc 3,825,672
68,640 MSCI, Inc (Class A) 37,620,211
304,030 Nasdaq Inc 15,350,475
89,103 Navient Corp 1,696,521
11,253 Nelnet, Inc (Class A) 1,110,446
27,715 * NerdWallet, Inc 310,685
441,390 New Residential Investment Corp 4,449,211
74,821 New York Mortgage Trust, Inc 759,433
76,344 * NMI Holdings, Inc 2,039,148
180,907 Northern Trust Corp 14,494,269
108,857 OneMain Holdings, Inc 4,950,816
76,300 * Open Lending Corp 861,427

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
88,465 *,e OppFi, Inc $ 184,007
19,230 Orchid Island Capital, Inc 200,377
169,691 * Pagseguro Digital Ltd 1,927,690
32,804 Patria Investments Ltd 499,277
167,252 * Payoneer Global, Inc 889,781
970,294 * PayPal Holdings, Inc 73,567,691
25,684 * Paysafe Ltd 308,979
24,785 PennyMac Financial Services, Inc 1,864,576
78,042 PennyMac Mortgage Investment Trust 997,377
25,308 Perella Weinberg Partners 250,043
13,027 Piper Jaffray Cos 1,906,632
18,416 PJT Partners, Inc 1,460,573
34,184 * PRA Group, Inc 815,630
50,105 * PROG Holdings, Inc 2,033,261
133,385 Radian Group, Inc 3,592,058
166,455 Raymond James Financial, Inc 18,321,702
94,524 Ready Capital Corp 1,093,643
89,598 Redwood Trust, Inc 674,673
5,861 Regional Management Corp 190,424
70,143 * Remitly Global, Inc 1,352,357
63,890 * Repay Holdings Corp 533,482
535,277 * Robinhood Markets, Inc 6,883,662
99,543 *,e Rocket Cos, Inc 1,088,005
279,293 S&P Global, Inc 110,183,881
15,960 Sculptor Capital Management, Inc 174,762
98,977 SEI Investments Co 6,234,561
44,800 * Shift4 Payments, Inc 3,090,752
216,148 SLM Corp 3,497,275
796,488 *,e SoFi Technologies, Inc 9,119,788
27,739 * Star Holdings 432,451
217,064 Starwood Property Trust, Inc 4,501,907
298,714 State Street Corp 21,638,842
35,681 StepStone Group, Inc 1,001,566
97,747 Stifel Financial Corp 6,210,844
240,260 * StoneCo Ltd 3,481,367
12,051 * StoneX Group, Inc 1,108,813
398,035 Synchrony Financial 13,748,129
191,988 T Rowe Price Group, Inc 23,664,441
119,035 TFS Financial Corp 1,727,198
306,895 * Toast, Inc 6,773,173
46,946 TPG RE Finance Trust, Inc 366,179
51,595 e TPG, Inc 1,518,441
95,316 Tradeweb Markets, Inc 7,795,896
63,779 Two Harbors Investment Corp 855,276
62,035 *,e Upstart Holdings, Inc 4,261,184
73,381 e UWM Holdings Corp 481,379
13,156 Victory Capital Holdings, Inc 436,253
80,736 Virtu Financial, Inc 1,498,460
5,596 Virtus Investment Partners, Inc 1,151,265
1,406,287 Visa, Inc (Class A) 334,316,609
82,007 Voya Financial, Inc 6,089,840
33,610 Walker & Dunlop, Inc 3,057,838
19,463 Waterstone Financial, Inc 271,509
300,683 Western Union Co 3,662,319
41,097 * WEX, Inc 7,781,717
100,313 e WisdomTree Investments, Inc 698,178
3,291 *,e World Acceptance Corp 519,616
287,738 * XP, Inc 7,771,803
TOTAL FINANCIAL SERVICES 2,991,248,820
FOOD, BEVERAGE & TOBACCO - 3.0%
1,552,177 Altria Group, Inc 70,499,879
476,349 Archer-Daniels-Midland Co 40,470,611

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
56,824 B&G Foods, Inc (Class A) $ 753,486
532,411 *,e Benson Hill, Inc 740,051
66,503 *,e Beyond Meat, Inc 1,143,852
9,546 * Boston Beer Co, Inc (Class A) 3,545,766
38,202 Brown-Forman Corp (Class A) 2,747,106
157,376 Brown-Forman Corp (Class B) 11,110,746
126,578 Bunge Ltd 13,755,231
14,278 Calavo Growers, Inc 538,709
29,761 Cal-Maine Foods, Inc 1,374,661
185,170 Campbell Soup Co 8,484,489
48,708 * Celsius Holdings, Inc 7,048,048
3,383,931 Coca-Cola Co 209,566,847
3,853 Coca-Cola Consolidated Inc 2,440,529
415,292 ConAgra Brands, Inc 13,625,731
129,393 Constellation Brands, Inc (Class A) 35,298,410
137,434 * Darling International, Inc 9,517,305
52,252 e Dole plc 690,249
34,349 * Duckhorn Portfolio, Inc 432,110
178,075 Flowers Foods, Inc 4,400,233
34,730 Fresh Del Monte Produce, Inc 923,123
42,751 * Freshpet, Inc 3,143,909
498,974 General Mills, Inc 37,293,317
68,087 * Hain Celestial Group, Inc 862,662
125,061 Hershey Co 28,927,860
263,487 Hormel Foods Corp 10,771,349
101,190 * Hostess Brands, Inc 2,432,608
56,918 Ingredion, Inc 6,332,697
11,507 J&J Snack Foods Corp 1,844,802
92,205 J.M. Smucker Co 13,890,683
7,322 John B. Sanfilippo & Son, Inc 797,439
230,590 Kellogg Co 15,424,165
789,153 Keurig Dr Pepper, Inc 26,839,094
701,523 Kraft Heinz Co 25,381,102
126,597 Lamb Weston Holdings, Inc 13,119,247
14,847 Lancaster Colony Corp 2,859,978
25,397 e Limoneira Co 394,161
217,351 McCormick & Co, Inc 19,448,567
12,426 MGP Ingredients, Inc 1,416,688
27,002 * Mission Produce, Inc 313,763
153,679 Molson Coors Brewing Co (Class B) 10,722,184
1,188,390 Mondelez International, Inc 88,095,351
656,202 * Monster Beverage Corp 37,725,053
21,109 * National Beverage Corp 1,115,611
1,197,128 PepsiCo, Inc 224,413,615
1,347,033 Philip Morris International, Inc 134,326,131
41,744 * Pilgrim's Pride Corp 1,033,999
43,090 * Post Holdings, Inc 3,675,577
118,935 Primo Water Corp 1,685,309
234 Seaboard Corp 843,570
4,078 * Seneca Foods Corp 157,268
74,009 * Simply Good Foods Co 2,864,888
17,868 * Sovos Brands, Inc 318,050
75,640 * SunOpta, Inc 501,493
45,643 * TreeHouse Foods, Inc 2,355,635
10,372 Turning Point Brands, Inc 247,372
240,203 Tyson Foods, Inc (Class A) 13,384,111
38,821 Universal Corp 1,963,178
42,921 Utz Brands, Inc 718,927
153,958 Vector Group Ltd 2,019,929
27,741 * Vita Coco Co, Inc 732,917
17,927 * Vital Farms, Inc 209,746

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
34,783 *,e Westrock Coffee Co $ 385,917
TOTAL FOOD, BEVERAGE & TOBACCO 1,180,097,094
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
1,507,493 Abbott Laboratories 167,829,196
70,206 * Acadia Healthcare Co, Inc 5,548,380
85,064 * Accolade, Inc 1,277,661
100,756 *,e Accuray, Inc 429,221
55,713 * AdaptHealth Corp 765,497
23,591 * Addus HomeCare Corp 2,160,228
27,451 *,e Agiliti, Inc 471,334
237,651 *,e agilon health, Inc 4,551,017
13,730 e AirSculpt Technologies, Inc 124,531
64,774 * Align Technology, Inc 24,477,447
66,096 * Alignment Healthcare, Inc 410,456
102,545 * Allscripts Healthcare Solutions, Inc 1,386,408
51,158 * Alphatec Holdings Inc 903,962
24,134 * Amedisys, Inc 2,192,333
206,241 * American Well Corp 505,290
138,675 AmerisourceBergen Corp 25,918,357
34,740 * AMN Healthcare Services, Inc 3,722,391
26,981 * Angiodynamics, Inc 234,465
31,254 *,e Apollo Medical Holdings, Inc 1,144,834
32,847 * AtriCure, Inc 1,818,081
1,088 Atrion Corp 609,944
35,972 * Avanos Medical, Inc 880,235
158,703 *,e Aveanna Healthcare Holdings, Inc 274,556
27,811 * AxoGen, Inc 240,287
46,100 * Axonics Modulation Technologies, Inc 2,783,057
424,564 Baxter International, Inc 19,203,030
245,773 Becton Dickinson & Co 68,477,273
64,621 *,e Beyond Air, Inc 233,282
1,255,783 * Boston Scientific Corp 65,112,349
182,415 * Brookdale Senior Living, Inc 642,101
135,332 *,e Butterfly Network, Inc 347,803
220,565 Cardinal Health, Inc 20,175,081
15,535 * Castle Biosciences, Inc 261,765
479,295 * Centene Corp 32,635,197
101,278 * Certara, Inc 1,971,883
124,755 * Cerus Corp 382,998
13,534 Chemed Corp 7,052,432
256,829 Cigna Corp 75,790,238
20,302 * Computer Programs & Systems, Inc 532,318
22,557 Conmed Corp 2,730,525
43,746 Cooper Cos, Inc 17,116,060
7,447 * Corvel Corp 1,523,358
36,466 * Cross Country Healthcare, Inc 940,823
28,142 * CryoLife, Inc 490,234
12,864 *,e Cutera, Inc 257,409
26,756 *,e CVRx, Inc 479,735
1,111,257 CVS Health Corp 82,999,785
45,269 * DaVita, Inc 4,616,985
19,366 * Definitive Healthcare Corp 229,100
193,911 Dentsply Sirona, Inc 8,051,185
331,874 * Dexcom, Inc 41,338,225
62,348 * DocGo, Inc 523,100
106,732 * Doximity, Inc 3,813,534
520,564 * Edwards Lifesciences Corp 42,722,687
205,395 Elevance Health, Inc 96,870,444
55,794 Embecta Corp 1,190,644
89,300 Encompass Health Corp 5,896,479
36,675 * Enhabit, Inc 503,548
34,689 * Enovis Corp 2,216,627

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
45,165 Ensign Group, Inc $ 4,375,134
136,895 * Envista Holdings Corp 4,710,557
92,363 * Evolent Health, Inc 2,806,912
99,142 * Figs, Inc 729,685
75,830 * Fortrea Holdings, Inc 2,423,527
15,836 * Fulgent Genetics, Inc 614,912
334,871 GE HealthCare Technologies, Inc 26,119,938
1 * GeneDx Holdings Corp 7
43,328 * Glaukos Corp 3,342,322
63,971 * Globus Medical, Inc 3,855,532
100,347 * Guardant Health, Inc 3,915,540
41,751 * Haemonetics Corp 3,851,112
180,194 HCA Healthcare, Inc 49,158,725
38,567 * Health Catalyst, Inc 541,095
62,553 * HealthEquity, Inc 4,249,851
19,996 HealthStream, Inc 449,510
122,435 * Henry Schein, Inc 9,646,654
95,038 * Hims & Hers Health, Inc 852,491
220,928 * Hologic, Inc 17,546,102
107,258 Humana, Inc 48,998,672
21,074 * ICU Medical, Inc 3,754,965
71,881 * IDEXX Laboratories, Inc 39,874,547
51,855 * Inari Medical, Inc 2,959,365
39,216 * InfuSystem Holdings, Inc 404,709
64,563 * Inmode Ltd 2,770,398
20,735 *,e Innovage Holding Corp 149,292
13,893 * Inogen, Inc 113,506
26,630 * Inspire Medical Systems, Inc 7,664,380
61,135 * Insulet Corp 16,919,111
29,128 * Integer Holding Corp 2,693,757
58,852 * Integra LifeSciences Holdings Corp 2,676,000
303,620 * Intuitive Surgical, Inc 98,494,328
12,831 iRadimed Corp 563,666
24,799 * iRhythm Technologies, Inc 2,605,383
10,108 * Joint Corp 136,458
75,830 Laboratory Corp of America Holdings 16,222,312
60,306 * Lantheus Holdings, Inc 5,215,866
16,045 LeMaitre Vascular, Inc 1,014,525
98,206 *,e LifeStance Health Group, Inc 922,154
48,529 * LivaNova plc 2,836,520
39,912 * Masimo Corp 4,881,238
118,336 McKesson Corp 47,618,406
61,546 * MEDNAX, Inc 845,027
1,153,972 Medtronic plc 101,272,583
59,903 * Merit Medical Systems, Inc 4,472,957
3,546 Mesa Laboratories, Inc 456,228
9,311 * ModivCare, Inc 407,263
51,502 * Molina Healthcare, Inc 15,681,844
32,656 *,e Nano-X Imaging Ltd 404,934
9,670 National Healthcare Corp 570,723
13,196 National Research Corp 566,240
180,245 * Neogen Corp 4,179,882
100,310 * NeoGenomics, Inc 1,738,372
25,545 * Nevro Corp 638,370
41,810 * NextGen Healthcare, Inc 695,300
91,637 * Novocure Ltd 2,991,032
39,010 * NuVasive, Inc 1,607,602
36,495 * Omnicell, Inc 2,304,659
299,751 *,e Opko Health, Inc 557,537
12,320 * OptimizeRx Corp 171,864
150,265 * Option Care Health, Inc 5,075,952
54,102 * OraSure Technologies, Inc 255,361
24,415 * Orthofix Medical Inc 480,731

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
10,294 * OrthoPediatrics Corp $ 429,774
33,381 * Outset Medical, Inc 686,981
54,182 * Owens & Minor, Inc 1,042,462
95,239 *,e P3 Health Partners, Inc 211,431
35,588 * Paragon 28, Inc 628,840
65,175 Patterson Cos, Inc 2,143,606
31,176 * Pennant Group, Inc 357,900
30,855 * Penumbra, Inc 9,360,173
17,969 * PetIQ, Inc 300,801
34,961 * Phreesia, Inc 1,108,963
81,876 Premier, Inc 2,272,059
65,419 * Privia Health Group, Inc 1,826,498
31,282 * PROCEPT BioRobotics Corp 1,077,352
57,755 * Progyny, Inc 2,411,849
133,733 * Project Roadrunner Parent, Inc 2,310,906
18,481 * Pulmonx Corp 258,734
98,083 Quest Diagnostics, Inc 13,261,802
46,743 * QuidelOrtho Corp 4,083,468
72,993 * Quipt Home Medical Corp 387,593
31,900 * RadNet, Inc 1,055,252
128,377 Resmed, Inc 28,544,626
24,262 * RxSight, Inc 809,623
46,518 * Schrodinger, Inc 2,433,357
84,676 Select Medical Holdings Corp 2,541,127
15,510 * Semler Scientific, Inc 380,771
382,587 *,e Sharecare, Inc 531,796
31,551 * Shockwave Medical Inc 8,222,191
23,620 * SI-BONE, Inc 608,451
40,734 * Sight Sciences, Inc 358,459
43,444 * Silk Road Medical Inc 992,261
17,254 Simulations Plus, Inc 859,249
48,121 * Staar Surgical Co 2,635,587
84,939 STERIS plc 19,157,991
309,828 Stryker Corp 87,808,353
61,036 * Surgery Partners, Inc 2,357,821
12,089 * SurModics, Inc 387,694
16,050 * Tactile Systems Technology, Inc 367,706
67,537 * Tandem Diabetes Care, Inc 2,358,392
124,576 * Teladoc, Inc 3,708,628
40,335 Teleflex, Inc 10,130,942
96,496 * Tenet Healthcare Corp 7,211,146
28,749 * Transmedics Group, Inc 2,678,832
39,187 * Treace Medical Concepts, Inc 893,072
7,098 * UFP Technologies, Inc 1,381,732
808,501 UnitedHealth Group, Inc 409,400,651
50,337 Universal Health Services, Inc (Class B) 6,994,830
10,256 US Physical Therapy, Inc 1,192,465
1,493 Utah Medical Products, Inc 146,807
27,524 * Varex Imaging Corp 641,034
124,085 * Veeva Systems, Inc 25,340,639
133,195 *,e VG Acquisition Corp 255,734
78,424 *,e Vicarious Surgical, Inc 128,615
43,337 *,e Viemed Healthcare, Inc 366,198
186,832 Zimmer Biomet Holdings, Inc 25,810,841
33,278 * Zimvie, Inc 456,574
18,221 *,e Zynex Inc 177,837
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,155,529,506
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
72,467 *,e Beauty Health Co 600,751
123,209 * BellRing Brands, Inc 4,429,364
8,367 * Central Garden & Pet Co 338,696
30,727 * Central Garden and Pet Co (Class A) 1,174,386

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
206,626 Church & Dwight Co, Inc $ 19,767,909
107,931 Clorox Co 16,349,388
714,881 Colgate-Palmolive Co 54,516,825
361,993 * Coty, Inc 4,358,396
41,696 Edgewell Personal Care Co 1,643,239
49,283 * elf Beauty, Inc 5,752,312
47,539 Energizer Holdings, Inc 1,697,142
203,943 Estee Lauder Cos (Class A) 36,709,740
79,731 * Herbalife Nutrition Ltd 1,294,832
13,468 Inter Parfums, Inc 2,014,274
291,972 Kimberly-Clark Corp 37,693,585
8,543 Medifast, Inc 870,446
9,397 * Nature's Sunshine Products, Inc 131,088
36,182 Nu Skin Enterprises, Inc (Class A) 1,063,389
96,295 * Olaplex Holdings, Inc 346,662
2,043,894 Procter & Gamble Co 319,460,632
79,915 Reynolds Consumer Products, Inc 2,212,047
32,523 Spectrum Brands Holdings, Inc 2,550,129
9,434 * USANA Health Sciences, Inc 612,361
10,397 WD-40 Co 2,386,112
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 517,973,705
INSURANCE - 2.1%
520,052 Aflac, Inc 37,620,562
229,795 Allstate Corp 25,893,301
53,101 * AMBAC Financial Group, Inc 750,848
62,680 American Equity Investment Life Holding Co 3,364,036
55,525 American Financial Group, Inc 6,752,395
631,341 American International Group, Inc 38,057,235
14,885 Amerisafe, Inc 775,806
175,750 Aon plc 55,976,375
312,147 * Arch Capital Group Ltd 24,250,700
21,699 Argo Group International Holdings Ltd 644,460
184,852 Arthur J. Gallagher & Co 39,706,210
43,360 Assurant, Inc 5,832,354
53,340 Assured Guaranty Ltd 3,188,665
74,863 Axis Capital Holdings Ltd 4,126,449
61,731 * Brighthouse Financial, Inc 3,218,037
217,381 Brown & Brown, Inc 15,314,491
76,674 * BRP Group, Inc 1,909,949
358,789 Chubb Ltd 73,340,059
129,513 Cincinnati Financial Corp 13,933,009
24,499 CNA Financial Corp 959,381
96,172 Conseco, Inc 2,473,544
545 Crawford & Co 5,237
3,527 Donegal Group, Inc (Class A) 51,388
62,690 * eHealth, Inc 473,936
20,967 Employers Holdings, Inc 809,955
9,371 * Enstar Group Ltd 2,397,851
34,786 Everest Re Group Ltd 12,540,701
15,656 F&G Annuities & Life, Inc 410,187
230,229 Fidelity National Financial Inc 9,018,070
98,532 First American Financial Corp 6,244,958
548,402 * Genworth Financial, Inc (Class A) 3,213,636
78,672 Globe Life, Inc 8,824,638
12,924 * Goosehead Insurance, Inc 864,228
24,981 * Greenlight Capital Re Ltd (Class A) 256,805
29,706 Hanover Insurance Group, Inc 3,371,037
264,389 Hartford Financial Services Group, Inc 19,004,281
4,132 e HCI Group, Inc 259,531
57,150 Horace Mann Educators Corp 1,721,929
738 Investors Title Co 115,534
36,673 James River Group Holdings Ltd 678,084

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
47,055 Kemper Corp $ 2,398,393
18,754 Kinsale Capital Group, Inc 6,988,303
44,494 *,e Lemonade, Inc 1,034,486
161,930 Lincoln National Corp 4,540,517
173,627 Loews Corp 10,877,732
11,823 * Markel Corp 17,139,921
430,449 Marsh & McLennan Cos, Inc 81,105,201
53,327 * MBIA, Inc 466,078
21,627 Mercury General Corp 695,957
577,011 Metlife, Inc 36,334,383
1,802 National Western Life Group, Inc 759,849
5,548 * NI Holdings, Inc 77,284
248,042 Old Republic International Corp 6,838,518
91,472 * Oscar Health, Inc 687,869
19,410 * Palomar Holdings, Inc 1,175,470
35,060 Primerica, Inc 7,457,262
202,011 Principal Financial Group 16,134,619
42,244 ProAssurance Corp 709,699
505,759 Progressive Corp 63,715,519
315,043 Prudential Financial, Inc 30,398,499
57,218 Reinsurance Group of America, Inc (Class A) 8,030,546
40,263 RenaissanceRe Holdings Ltd 7,519,518
31,551 RLI Corp 4,209,219
75,489 * Ryan Specialty Group Holdings, Inc 3,271,693
12,520 Safety Insurance Group, Inc 901,440
56,689 Selective Insurance Group, Inc 5,849,738
86,670 * SiriusPoint Ltd 809,498
19,531 Stewart Information Services Corp 920,496
13,676 Tiptree Inc 201,995
200,061 Travelers Cos, Inc 34,532,529
12,756 *,e Trupanion, Inc 393,523
12,454 United Fire Group Inc 299,394
86,394 *,e United Insurance Holdings Corp 457,888
21,860 Universal Insurance Holdings, Inc 339,486
175,445 Unum Group 8,528,381
173,562 W.R. Berkley Corp 10,707,040
2,176 White Mountains Insurance Group Ltd 3,366,316
92,594 Willis Towers Watson plc 19,567,890
TOTAL INSURANCE 827,792,001
MATERIALS - 2.8%
117,043 *,e 5E Advanced Materials, Inc 410,821
20,558 AdvanSix, Inc 824,581
191,378 Air Products & Chemicals, Inc 58,433,445
101,519 Albemarle Corp 21,550,453
143,228 Alcoa Corp 5,183,421
121,178 * Allegheny Technologies, Inc 5,777,767
9,142 Alpha Metallurgical Resources, Inc 1,583,577
1,341,949 Amcor plc 13,768,397
21,560 American Vanguard Corp 389,374
49,971 Aptargroup, Inc 6,069,478
82,171 * Arconic Corp 2,456,091
14,592 *,† Ardagh Group S.A. 86,531
126,036 e Ardagh Metal Packaging S.A. 476,416
42,481 Ashland Global Holdings, Inc 3,881,064
62,214 * Aspen Aerogels, Inc 518,865
69,345 Avery Dennison Corp 12,760,173
70,844 Avient Corp 2,871,307
172,888 * Axalta Coating Systems Ltd 5,532,416
32,189 Balchem Corp 4,337,146
261,774 Ball Corp 15,363,516
101,421 Berry Global Group, Inc 6,650,175
47,966 Cabot Corp 3,405,586

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
29,630 e Caledonia Mining Corp plc $ 349,041
35,519 Carpenter Technology Corp 2,126,167
89,864 Celanese Corp (Series A) 11,268,047
44,567 * Century Aluminum Co 414,473
171,056 CF Industries Holdings, Inc 14,040,276
7,496 Chase Corp 943,671
122,499 Chemours Co 4,530,013
12,528 * Clearwater Paper Corp 403,777
455,953 * Cleveland-Cliffs, Inc 8,047,570
185,110 * Coeur Mining, Inc 570,139
116,251 Commercial Metals Co 6,651,882
26,808 Compass Minerals International, Inc 1,015,219
123,107 * Constellium SE 2,350,113
623,192 Corteva, Inc 35,166,725
95,240 Crown Holdings, Inc 8,834,462
132,891 * Dakota Gold Corp 390,700
214,737 *,e Danimer Scientific, Inc 603,411
619,413 Dow, Inc 34,978,252
408,991 DuPont de Nemours, Inc 31,749,971
30,583 Eagle Materials, Inc 5,638,588
100,895 Eastman Chemical Co 8,634,594
212,871 Ecolab, Inc 38,985,195
181,420 Element Solutions, Inc 3,802,563
109,761 FMC Corp 10,562,301
1,247,152 Freeport-McMoRan, Inc (Class B) 55,685,337
23,566 FutureFuel Corp 229,062
1,342,373 *,e Ginkgo Bioworks Holdings, Inc 3,369,356
171,982 Glatfelter Corp 584,739
278,912 Graphic Packaging Holding Co 6,749,670
20,180 Greif, Inc (Class A) 1,492,715
5,616 Greif, Inc (Class B) 444,057
46,815 H.B. Fuller Co 3,465,714
14,458 Hawkins, Inc 675,911
7,087 Haynes International, Inc 355,484
557,591 Hecla Mining Co 3,211,724
158,395 Huntsman Corp 4,715,419
183,487 *,e i-80 Gold Corp 374,313
29,963 * Ingevity Corp 1,918,231
19,888 Innospec, Inc 2,130,800
215,328 International Flavors & Fragrances, Inc 18,218,902
299,276 International Paper Co 10,791,893
7,140 * Intrepid Potash, Inc 196,350
37,532 * Ivanhoe Electric, Inc 610,270
11,630 Kaiser Aluminum Corp 944,356
49,319 * Knife River Corp 2,143,897
14,468 Koppers Holdings, Inc 553,546
29,170 Kronos Worldwide, Inc 272,739
426,877 Linde plc 166,768,038
140,093 *,e Livent Corp 3,449,090
53,366 Louisiana-Pacific Corp 4,062,754
91,950 * LSB Industries, Inc 1,027,081
223,395 LyondellBasell Industries NV 22,084,830
54,097 Martin Marietta Materials, Inc 24,152,147
17,661 Materion Corp 2,104,132
28,271 Minerals Technologies, Inc 1,734,426
299,071 Mosaic Co 12,190,134
100,937 *,e MP Materials Corp 2,407,347
25,893 Myers Industries, Inc 507,762
5,385 NewMarket Corp 2,432,404
693,881 Newmont Goldcorp Corp 29,781,373
175,621 * Novagold Resources Inc 792,051
220,976 Nucor Corp 38,027,760
123,701 * O-I Glass, Inc 2,840,175

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
111,865 Olin Corp $ 6,452,373
12,612 Olympic Steel, Inc 703,623
83,951 *,e Origin Materials, Inc 376,100
41,831 Orion Engineered Carbons SA 916,936
78,609 Packaging Corp of America 12,054,690
29,712 Pactiv Evergreen, Inc 255,820
94,769 * Perimeter Solutions S.A. 526,916
13,423 * Piedmont Lithium, Inc 736,386
200,899 PPG Industries, Inc 28,909,366
37,597 * PQ Group Holdings, Inc 462,067
92,338 *,e PureCycle Technologies, Inc 1,093,282
10,040 Quaker Chemical Corp 2,011,815
3,719 * Ramaco Resources, Inc 52,921
18,601 e Ramaco Resources, Inc 171,129
26,216 * Ranpak Holdings Corp 168,045
45,189 * Rayonier Advanced Materials, Inc 213,744
48,876 Reliance Steel & Aluminum Co 14,313,825
55,206 Royal Gold, Inc 6,632,449
115,315 RPM International, Inc 11,913,193
19,086 Ryerson Holding Corp 810,964
19,139 Schnitzer Steel Industries, Inc (Class A) 693,023
43,911 Schweitzer-Mauduit International, Inc 691,159
30,490 Scotts Miracle-Gro Co (Class A) 2,135,520
138,369 Sealed Air Corp 6,312,394
45,956 Sensient Technologies Corp 2,943,022
204,831 Sherwin-Williams Co 56,635,772
84,315 Silgan Holdings, Inc 3,697,213
87,326 Sonoco Products Co 5,120,797
77,837 Southern Copper Corp 6,806,067
165,267 SSR Mining, Inc 2,406,288
141,158 Steel Dynamics, Inc 15,044,620
25,522 Stepan Co 2,445,518
89,404 * Summit Materials, Inc 3,234,637
62,507 SunCoke Energy, Inc 555,062
27,538 Sylvamo Corp 1,351,290
33,322 * TimkenSteel Corp 776,403
19,788 Tredegar Corp 136,933
32,674 Trimas Corp 841,682
29,516 Trinseo plc 520,072
75,937 Tronox Holdings plc 1,009,203
807 United States Lime & Minerals, Inc 165,927
208,248 United States Steel Corp 5,310,324
6,593 Valhi, Inc 101,137
151,725 Valvoline, Inc 5,760,998
113,845 Vulcan Materials Co 25,102,823
26,195 Warrior Met Coal, Inc 1,159,129
24,539 Westlake Chemical Corp 3,374,113
224,893 WestRock Co 7,486,688
25,062 Worthington Industries, Inc 1,870,126
TOTAL MATERIALS 1,090,347,323
MEDIA & ENTERTAINMENT - 7.2%
683,276 Activision Blizzard, Inc 63,380,682
80,989 * Advantage Solutions, Inc 209,761
5,161,234 * Alphabet, Inc (Class A) 684,998,976
4,472,854 * Alphabet, Inc (Class C) 595,381,596
479,007 *,e AMC Entertainment Holdings, Inc 2,380,665
23,685 * AMC Networks, Inc 298,905
6,134 *,e Atlanta Braves Holdings, Inc 290,384
36,516 * Atlanta Braves Holdings, Inc 1,486,931
12,671 * Boston Omaha Corp 247,338
116,459 * Bumble, Inc 2,156,821
4,644 Cable One, Inc 3,361,977

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
72,900 * Cargurus, Inc $ 1,651,914
50,674 * Cars.com, Inc 1,155,874
91,447 * Charter Communications, Inc 37,053,410
82,557 * Cinemark Holdings, Inc 1,377,876
499,375 * Clear Channel 898,875
3,597,638 Comcast Corp (Class A) 162,829,096
455 * Daily Journal Corp 131,732
101,782 * DHI Group, Inc 383,718
248,085 * DISH Network Corp (Class A) 1,967,314
236,747 Electronic Arts, Inc 32,280,453
40,007 Entravision Communications Corp (Class A) 191,233
54,751 * Eventbrite Inc 630,184
14,208 * EverQuote Inc 100,593
40,458 * EW Scripps Co (Class A) 398,916
244,648 Fox Corp (Class A) 8,183,476
116,246 Fox Corp (Class B) 3,651,287
99,963 * Gannett Co, Inc 281,896
70,071 Gray Television, Inc 663,572
57,550 * IAC 4,005,480
37,647 * Imax Corp 693,081
25,095 * Integral Ad Science Holding Corp 523,231
340,395 Interpublic Group of Cos, Inc 11,651,721
54,238 John Wiley & Sons, Inc (Class A) 1,856,567
18,787 * Liberty Broadband Corp (Class A) 1,668,849
100,537 * Liberty Broadband Corp (Class C) 8,960,863
18,107 * Liberty Media Group (Class A) 1,163,918
172,671 * Liberty Media Group (Class C) 12,535,915
77,217 * Liberty SiriusXM Group (Class A) 2,447,779
142,289 * Liberty SiriusXM Group (Class C) 4,529,059
44,591 *,e Lions Gate Entertainment Corp (Class A) 342,459
114,064 * Lions Gate Entertainment Corp (Class B) 834,948
139,050 * Live Nation, Inc 12,201,637
18,866 Madison Square Garden Co 4,013,741
35,049 * Madison Square Garden Entertainment Corp 1,221,107
19,376 * Madison Square Garden Entertainment Corp 822,511
93,497 * Magnite, Inc 1,414,610
24,627 e Marcus Corp 384,181
234,733 * Match Group, Inc 10,917,432
12,783 * MediaAlpha, Inc 129,620
1,921,105 * Meta Platforms, Inc 612,064,053
381,819 * Netflix, Inc 167,607,086
127,060 New York Times Co (Class A) 5,178,966
293,922 News Corp (Class A) 5,825,534
95,168 News Corp (Class B) 1,913,828
29,527 Nexstar Media Group Inc 5,513,281
172,073 Omnicom Group, Inc 14,560,817
5,903 Paramount Global (Class A) 113,692
484,703 Paramount Global (Class B) 7,769,789
493,281 * Pinterest, Inc 14,300,216
61,226 * Playstudios, Inc 301,844
37,469 * Playtika Holding Corp 447,380
32,246 * PubMatic, Inc 644,597
41,070 * QuinStreet, Inc 364,702
397,892 * ROBLOX Corp 15,617,261
113,610 * Roku, Inc 10,937,235
22,422 Scholastic Corp 968,406
17,136 Shutterstock, Inc 881,647
37,146 e Sinclair, Inc 516,701
628,669 e Sirius XM Holdings, Inc 3,206,212
119,199 * Spotify Technology S.A. 17,809,523
46,094 * Stagwell, Inc 309,291
144,314 * Take-Two Interactive Software, Inc 22,071,383
19,150 * TechTarget, Inc 621,992

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
212,771 TEGNA, Inc $ 3,595,830
19,655 * Thryv Holdings, Inc 465,823
384,068 * Trade Desk, Inc 35,050,046
117,635 * TripAdvisor, Inc 2,193,893
85,679 * TrueCar, Inc 209,914
106,282 * Vimeo, Inc 437,882
1,577,776 * Walt Disney Co 140,248,509
1,942,316 * Warner Bros Discovery, Inc 25,386,070
39,638 * WideOpenWest, Inc 326,617
39,891 World Wrestling Entertainment, Inc (Class A) 4,188,555
56,188 * Yelp, Inc 2,531,269
39,402 * Ziff Davis Inc 2,857,433
61,686 * ZipRecruiter, Inc 1,142,425
267,681 * ZoomInfo Technologies, Inc 6,844,603
TOTAL MEDIA & ENTERTAINMENT 2,825,368,469
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
83,340 * 10X Genomics, Inc 5,248,753
16,011 * 2seventy bio, Inc 121,523
30,824 * 4D Molecular Therapeutics, Inc 564,079
53,283 *,e 89bio, Inc 844,003
1,531,069 AbbVie, Inc 229,017,301
88,298 * Acadia Pharmaceuticals, Inc 2,581,834
44,287 * Aclaris Therapeutics, Inc 437,113
50,315 *,e Actinium Pharmaceuticals, Inc 358,243
118,561 * Adaptive Biotechnologies Corp 1,000,655
107,838 *,e Adicet Bio, Inc 287,927
144,109 * ADMA Biologics, Inc 598,052
23,668 *,e Aerovate Therapeutics, Inc 413,007
543,168 * Agenus, Inc 825,615
259,425 Agilent Technologies, Inc 31,590,182
42,139 * Agios Pharmaceuticals, Inc 1,117,526
38,286 * Akero Therapeutics, Inc 1,661,612
7,279 * Akoya Biosciences, Inc 50,225
40,430 *,e Aldeyra Therapeutics, Inc 328,089
42,029 * Alector, Inc 288,319
130,128 * Alkermes plc 3,810,148
85,288 * Allakos, Inc 458,849
49,804 *,e Allogene Therapeutics, Inc 247,028
93,315 *,e Allovir, Inc 307,006
104,982 * Alnylam Pharmaceuticals, Inc 20,513,483
33,586 *,e Alpine Immune Sciences, Inc 421,168
98,040 * Altimmune, Inc 324,512
56,031 *,e ALX Oncology Holdings, Inc 342,349
463,078 Amgen, Inc 108,429,714
265,666 * Amicus Therapeutics, Inc 3,618,371
87,784 * Amneal Pharmaceuticals, Inc 280,909
28,740 * Amphastar Pharmaceuticals, Inc 1,744,231
40,220 * Amylyx Pharmaceuticals, Inc 943,159
15,332 *,e AnaptysBio, Inc 302,194
45,302 *,e Anavex Life Sciences Corp 373,741
16,713 * ANI Pharmaceuticals, Inc 878,268
10,900 * Anika Therapeutics, Inc 254,297
117,303 *,e Annexon, Inc 404,695
89,116 * Apellis Pharmaceuticals, Inc 2,294,737
62,957 *,e Arbutus Biopharma Corp 136,617
35,592 * Arcellx, Inc 1,219,026
1,684 * Arcturus Therapeutics Holdings, Inc 58,873
33,215 * Arcus Biosciences, Inc 660,978
72,609 *,e Arcutis Biotherapeutics, Inc 792,164
185,422 * Ardelyx, Inc 730,563
70,529 * Arrowhead Pharmaceuticals Inc 2,434,661
34,621 * Arvinas, Inc 855,831

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
64,725 * Assertio Holdings, Inc $ 368,285
40,817 *,e Astria Therapeutics, Inc 365,720
146,157 * Atea Pharmaceuticals, Inc 501,319
21,983 * Aura Biosciences, Inc 261,598
103,661 *,e Aurinia Pharmaceuticals, Inc 1,200,394
568,078 * Avantor, Inc 11,685,364
45,157 * Avid Bioservices, Inc 571,688
76,838 * Avidity Biosciences, Inc 730,729
24,845 *,e Avita Medical, Inc 503,111
19,013 *,e Axsome Therapeutics, Inc 1,491,950
49,100 * Beam Therapeutics, Inc 1,515,717
104,167 * BioAtla, Inc 311,459
132,467 * BioCryst Pharmaceuticals, Inc 978,931
125,092 * Biogen, Inc 33,798,607
54,714 * Biohaven Ltd 1,087,714
17,772 * BioLife Solutions Inc 353,307
156,836 * BioMarin Pharmaceutical, Inc 13,790,589
16,998 *,e Biomea Fusion, Inc 378,206
18,401 * Bio-Rad Laboratories, Inc (Class A) 7,459,029
129,981 Bio-Techne Corp 10,840,415
72,596 *,e BioVie, Inc 342,653
117,035 *,e Bluebird Bio, Inc 459,948
55,914 * Blueprint Medicines Corp 3,690,324
80,008 * Bridgebio Pharma, Inc 2,801,080
1,830,225 Bristol-Myers Squibb Co 113,821,693
56,174 * Brooks Automation, Inc 2,639,055
88,086 Bruker BioSciences Corp 6,053,270
32,181 *,e Cabaletta Bio, Inc 438,305
31,788 * Cara Therapeutics, Inc 105,854
36,257 * CareDx, Inc 395,564
134,961 *,e Caribou Biosciences, Inc 970,370
46,512 e Carisma Therapeutics, Inc 258,142
31,847 *,e Cassava Sciences, Inc 699,997
162,660 * Catalent, Inc 7,892,263
73,978 * Catalyst Pharmaceuticals, Inc 1,023,116
33,029 * Celldex Therapeutics, Inc 1,167,905
32,063 *,e Century Therapeutics, Inc 97,792
43,334 * Cerevel Therapeutics Holdings, Inc 1,325,587
42,197 * Charles River Laboratories International, Inc 8,841,959
62,303 * Chinook Therapeutics, Inc 2,441,032
320,000 *,e Citius Pharmaceuticals, Inc 316,768
179,971 * Codexis, Inc 647,896
87,080 * Cogent Biosciences, Inc 1,131,169
148,265 *,e Coherus Biosciences, Inc 714,637
27,222 * Collegium Pharmaceutical, Inc 619,573
119,048 *,e Compass Therapeutics, Inc 341,668
72,910 * Corcept Therapeutics, Inc 1,857,747
72,860 *,e CorMedix Inc 322,041
34,033 * Crinetics Pharmaceuticals, Inc 646,627
29,602 * CryoPort, Inc 475,704
99,010 *,e Cue Biopharma, Inc 378,218
18,878 * Cullinan Oncology, Inc 199,918
83,091 * Cymabay Therapeutics, Inc 1,084,338
93,386 * Cytek Biosciences, Inc 836,739
69,213 * Cytokinetics, Inc 2,308,254
570,767 Danaher Corp 145,579,831
53,454 * Day One Biopharmaceuticals, Inc 707,731
28,615 * Deciphera Pharmaceuticals, Inc 386,875
101,941 * Denali Therapeutics, Inc 2,898,183
90,410 *,e Design Therapeutics, Inc 735,937
35,029 * DICE Therapeutics, Inc 1,646,363
7,551 * Disc Medicine, Inc 374,530
103,603 *,e Dynavax Technologies Corp 1,449,406

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
72,367 * Dyne Therapeutics, Inc $ 881,430
10,847 * Eagle Pharmaceuticals, Inc 225,184
72,629 * Edgewise Therapeutics, Inc 529,465
76,006 * Editas Medicine, Inc 667,333
406,143 * Elanco Animal Health, Inc 4,902,146
736,483 Eli Lilly & Co 334,768,348
16,480 * Enanta Pharmaceuticals, Inc 312,626
19,880 *,e Enliven Therapeutics, Inc 376,527
304,824 *,e EQRx, Inc 521,249
194,484 *,e Erasca, Inc 513,438
21,778 * Evolus, Inc 218,216
155,554 * Exact Sciences Corp 15,172,737
261,032 * Exelixis, Inc 5,144,941
161,291 *,e Eyenovia, Inc 343,550
73,139 *,e EyePoint Pharmaceuticals, Inc 914,238
127,905 * Fate Therapeutics, Inc 528,248
14,252 *,e Foghorn Therapeutics, Inc 130,548
75,916 * Generation Bio Co 385,653
423,644 * Geron Corp 1,372,607
1,085,738 Gilead Sciences, Inc 82,668,091
163,935 * Gritstone Oncology, Inc 322,952
104,921 * Halozyme Therapeutics, Inc 4,507,406
22,623 * Harmony Biosciences Holdings, Inc 800,176
21,426 *,e Harrow Health, Inc 473,086
67,454 * Harvard Bioscience, Inc 313,661
195,302 * Horizon Therapeutics Plc 19,582,932
69,717 * ICON plc 17,527,551
50,751 * Icosavax, Inc 448,131
45,648 * Ideaya Biosciences, Inc 1,020,689
21,368 *,e IGM Biosciences, Inc 227,356
136,690 * Illumina, Inc 26,264,984
228,670 *,e ImmunityBio, Inc 503,074
221,449 * Immunogen, Inc 3,946,221
38,467 * Immunovant, Inc 878,202
160,716 * Incyte Corp 10,240,824
20,258 * Inhibrx, Inc 406,173
49,340 * Innoviva, Inc 668,557
69,687 *,e Inozyme Pharma, Inc 355,404
105,641 * Insmed, Inc 2,333,610
86,438 * Intellia Therapeutics, Inc 3,658,921
21,160 * Intercept Pharmaceuticals, Inc 228,528
83,591 * Intra-Cellular Therapies, Inc 5,169,267
127,693 * Ionis Pharmaceuticals, Inc 5,290,321
179,545 * Iovance Biotherapeutics, Inc 1,303,497
162,861 * IQVIA Holdings, Inc 36,441,777
115,967 * Ironwood Pharmaceuticals, Inc 1,286,074
14,777 * iTeos Therapeutics, Inc 207,765
24,181 *,e Janux Therapeutics, Inc 338,534
53,458 * Jazz Pharmaceuticals plc 6,971,992
2,258,799 Johnson & Johnson 378,416,596
16,585 * KalVista Pharmaceuticals Inc 167,509
29,756 * Karuna Therapeutics, Inc 5,944,356
249,164 * Karyopharm Therapeutics, Inc 448,495
64,413 *,e KemPharm, Inc 314,335
11,474 * Keros Therapeutics, Inc 480,531
195,318 * Kezar Life Sciences, Inc 437,512
21,130 * Kiniksa Pharmaceuticals Ltd 398,089
75,293 * Kodiak Sciences, Inc 225,126
18,034 * Krystal Biotech Inc 2,328,189
46,117 * Kura Oncology, Inc 481,461
24,582 * Kymera Therapeutics, Inc 537,854
55,069 *,e Lexicon Pharmaceuticals, Inc 110,689
10,998 * Ligand Pharmaceuticals, Inc (Class B) 736,096

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
270,271 *,e Lineage Cell Therapeutics, Inc $ 413,515
61,737 * Liquidia Corp 476,610
256,359 *,e Lyell Immunopharma, Inc 740,878
79,601 * MacroGenics, Inc 379,697
12,049 * Madrigal Pharmaceuticals, Inc 2,473,660
180,755 * MannKind Corp 826,050
84,535 * Maravai LifeSciences Holdings, Inc 956,091
43,593 * Marinus Pharmaceuticals, Inc 463,830
68,933 *,e MaxCyte, Inc 308,131
21,610 * Medpace Holdings, Inc 5,471,004
76,280 * MeiraGTx Holdings plc 480,564
2,212,367 Merck & Co, Inc 235,948,941
19,553 * Mettler-Toledo International, Inc 24,587,311
81,129 * MiMedx Group, Inc 654,711
18,464 * Mirati Therapeutics, Inc 558,905
29,905 *,e Mirum Pharmaceuticals, Inc 770,353
294,753 * Moderna, Inc 34,680,638
31,239 *,e Monte Rosa Therapeutics, Inc 220,860
25,612 * Morphic Holding, Inc 1,452,969
63,827 * Myriad Genetics, Inc 1,426,533
117,649 * NanoString Technologies, Inc 560,009
88,465 * Natera, Inc 4,000,387
96,721 * Nautilus Biotechnology, Inc 318,212
81,997 * Neurocrine Biosciences, Inc 8,354,674
21,913 * NGM Biopharmaceuticals Inc 51,934
34,251 *,e Nkarta, Inc 78,435
88,065 *,e Novavax, Inc 817,243
22,935 * Nurix Therapeutics, Inc 222,699
16,743 * Nuvalent, Inc 834,639
159,982 * Nuvation Bio, Inc 295,967
54,186 * Ocular Therapeutix, Inc 246,004
47,004 *,e Olema Pharmaceuticals, Inc 406,585
63,594 *,e Omeros Corp 276,634
53,886 * OmniAb, Inc 296,373
4,311 *,† OmniAb, Inc 0
4,311 *,† OmniAb, Inc 0
64,901 * Organogenesis Holdings Inc 277,127
176,158 Organon & Co 3,871,953
61,634 *,e ORIC Pharmaceuticals, Inc 515,260
311,145 *,e Outlook Therapeutics, Inc 538,281
208,152 * Pacific Biosciences of California, Inc 2,749,688
32,703 * Pacira BioSciences Inc 1,188,754
67,002 *,e PDS Biotechnology Corp 382,916
107,305 PerkinElmer, Inc 13,193,150
93,372 Perrigo Co plc 3,421,150
4,916,160 Pfizer, Inc 177,276,730
53,110 *,e Phathom Pharmaceuticals, Inc 807,803
15,122 Phibro Animal Health Corp 218,967
47,531 *,e Pliant Therapeutics, Inc 847,953
84,589 * PMV Pharmaceuticals, Inc 553,212
99,452 * Point Biopharma Global, Inc 889,101
167,365 *,e Poseida Therapeutics, Inc 289,541
293,619 *,e Precigen, Inc 408,130
38,952 * Prestige Consumer Healthcare, Inc. 2,540,060
32,206 *,e Prime Medicine, Inc 485,344
53,801 * ProKidney Corp 689,729
38,156 * Protagonist Therapeutics, Inc 740,226
176,992 * Protalix BioTherapeutics, Inc 283,187
31,004 * Prothena Corp plc 2,135,245
72,077 * PTC Therapeutics, Inc 2,907,586
196,966 * QIAGEN NV 9,221,948
22,482 * Quanterix Corp 558,453
104,376 *,e Quantum-Si, Inc 406,023

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
29,554 * RAPT Therapeutics, Inc $ 706,341
24,417 * Reata Pharmaceuticals, Inc 4,042,967
117,341 * Recursion Pharmaceuticals, Inc 1,656,855
89,423 * Regeneron Pharmaceuticals, Inc 66,343,818
27,410 * REGENXBIO, Inc 520,790
100,692 * Relay Therapeutics, Inc 1,268,719
50,015 * Repligen Corp 8,580,573
36,059 * Replimune Group, Inc 759,763
86,595 * Revance Therapeutics, Inc 2,046,240
84,294 * REVOLUTION Medicines, Inc 2,212,718
44,362 * Rhythm Pharmaceuticals, Inc 791,418
195,741 * Rigel Pharmaceuticals, Inc 270,123
53,934 * Rocket Pharmaceuticals, Inc 973,509
209,454 * Roivant Sciences Ltd 2,509,259
330,537 Royalty Pharma plc 10,372,251
38,930 * Sage Therapeutics, Inc 1,350,092
102,323 *,e Sana Biotechnology, Inc 599,613
423,937 * Sangamo Therapeutics Inc 557,477
77,287 * Sarepta Therapeutics, Inc 8,377,138
45,403 *,e Scholar Rock Holding Corp 322,361
36,497 *,e scPharmaceuticals, Inc 307,670
121,214 * Seagen, Inc 23,246,421
70,074 * Seer, Inc 354,574
330,579 *,e Selecta Biosciences, Inc 360,331
105,643 *,e Seres Therapeutics, Inc 508,143
46,544 e SIGA Technologies, Inc 267,163
63,898 *,e Silverback Therapeutics, Inc 469,650
115,598 * SomaLogic, Inc 283,215
60,297 *,†,e Sorrento Therapeutics, Inc 318,738
72,803 * Sotera Health Co 1,381,801
49,435 * SpringWorks Therapeutics, Inc 1,551,270
13,804 * Stoke Therapeutics, Inc 91,659
162,602 *,e Summit Therapeutics, Inc 341,464
34,780 * Supernus Pharmaceuticals, Inc 1,067,398
105,693 * Sutro Biopharma, Inc 472,448
43,274 * Syndax Pharmaceuticals, Inc 922,602
76,508 * Syneos Health, Inc 3,244,704
7,966 *,e Tarsus Pharmaceuticals, Inc 175,332
69,998 *,e Tenaya Therapeutics, Inc 338,790
37,282 *,e Terns Pharmaceuticals, Inc 269,176
119,821 * TG Therapeutics, Inc 2,479,096
38,181 *,e Theravance Biopharma, Inc 377,610
336,352 Thermo Fisher Scientific, Inc 184,542,888
41,280 * Theseus Pharmaceuticals, Inc 139,114
43,527 * Travere Therapeutics, Inc 748,229
63,216 * Twist Bioscience Corp 1,538,677
63,606 * Ultragenyx Pharmaceutical, Inc 2,742,691
38,931 * United Therapeutics Corp 9,449,332
34,218 *,e UroGen Pharma Ltd 741,162
42,360 * Vanda Pharmaceuticals, Inc 244,841
78,154 * Vaxcyte, Inc 3,756,081
40,027 * Ventyx Biosciences, Inc 1,483,000
20,221 *,e Vera Therapeutics, Inc 379,548
49,459 * Veracyte, Inc 1,357,650
34,319 * Vericel Corp 1,232,738
66,556 *,e Verrica Pharmaceuticals, Inc 388,687
224,497 * Vertex Pharmaceuticals, Inc 79,099,273
30,628 *,e Verve Therapeutics, Inc 627,568
1,057,708 Viatris, Inc 11,137,665
82,409 * Viking Therapeutics, Inc 1,194,931
56,000 * Vir Biotechnology, Inc 788,480
2,808 * Viridian Therapeutics, Inc 52,678
28,592 *,e Voyager Therapeutics, Inc 266,477

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
49,469 * Waters Corp $ 13,663,832
95,239 *,e WaVe Life Sciences Ltd 416,194
64,445 West Pharmaceutical Services, Inc 23,718,338
195,122 * X4 Pharmaceuticals, Inc 349,268
42,278 * Xencor, Inc 1,026,933
159,431 *,e Xeris Biopharma Holdings, Inc 416,115
79,410 * Y-mAbs Therapeutics, Inc 483,607
29,698 * Zentalis Pharmaceuticals, Inc 793,234
400,405 Zoetis, Inc 75,312,176
47,733 *,e Zymeworks, Inc 356,088
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,961,800,240
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
267,253 * CBRE Group, Inc 22,264,847
73,432 * Compass, Inc 307,680
131,968 * Cushman & Wakefield plc 1,297,245
114,921 DigitalBridge Group, Inc 1,841,034
54,804 Douglas Elliman, Inc 121,117
52,530 e eXp World Holdings Inc 1,310,098
23,024 * Forestar Group, Inc 678,748
6,108 * FRP Holdings, Inc 350,416
32,582 * Howard Hughes Corp 2,750,898
44,481 * Jones Lang LaSalle, Inc 7,408,311
159,327 Kennedy-Wilson Holdings, Inc 2,628,895
20,898 Marcus & Millichap, Inc 766,539
137,987 Newmark Group, Inc 954,870
321,680 *,e Opendoor Technologies, Inc 1,643,785
22,322 Re/Max Holdings, Inc 439,967
95,865 * Realogy Holdings Corp 803,349
111,352 *,e Redfin Corp 1,668,053
11,719 RMR Group, Inc 276,334
37,446 St. Joe Co 2,377,072
23,298 * Tejon Ranch Co 410,278
44,172 * Zillow Group, Inc (Class A) 2,350,834
136,927 * Zillow Group, Inc (Class C) 7,415,966
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 60,066,336
RETAILING - 0.3%
25,052 Aaron's Co, Inc 396,323
76,801 Academy Sports & Outdoors, Inc 4,591,932
151,292 American Eagle Outfitters, Inc 2,125,653
4,429 * America's Car-Mart, Inc 527,582
88,408 Arko Corp 737,323
17,268 * Asbury Automotive Group, Inc 3,895,661
196,056 *,e BARK, Inc 282,321
15,493 e Big 5 Sporting Goods Corp 148,268
21,956 * Boot Barn Holdings, Inc 2,061,668
43,151 Buckle, Inc 1,577,601
27,131 Caleres, Inc 733,622
82,603 * Carvana Co 3,795,608
25,678 Cato Corp (Class A) 218,263
101,748 * Chico's FAS, Inc 620,663
66,148 *,e ContextLogic, Inc 628,406
951,214 * Coupang, Inc 17,264,534
44,243 e Designer Brands, Inc 440,218
74,785 * Destination XL Group, Inc 385,891
3,335 e Dillard's, Inc (Class A) 1,144,038
8,955 * Duluth Holdings, Inc 65,013
52,804 *,e EVgo, Inc 230,753
89,712 * Floor & Decor Holdings, Inc 10,303,423
84,993 e Foot Locker, Inc 2,283,762
20,667 Franchise Group, Inc 615,050
10,885 * Genesco, Inc 307,066

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
12,919 Group 1 Automotive, Inc $ 3,339,949
113,852 * GrowGeneration Corp 453,131
38,855 e Guess?, Inc 815,566
12,079 Haverty Furniture Cos, Inc 430,012
57,525 * Lands' End, Inc 539,584
119,702 * Leslie's, Inc 762,502
14,865 * MarineMax, Inc 599,505
24,916 e Monro Muffler, Inc 913,171
35,743 * ODP Corp 1,782,861
7,506 *,e OneWater Marine, Inc 282,601
15,358 PetMed Express, Inc 224,995
59,830 * Quotient Technology, Inc 235,730
86,359 *,e Rent the Runway, Inc 159,764
26,266 *,e Revolve Group, Inc 517,966
82,883 * Sally Beauty Holdings, Inc 992,110
10,676 Shoe Carnival, Inc 284,088
17,973 Sonic Automotive, Inc (Class A) 860,727
31,126 *,e Sportsman's Warehouse Holdings, Inc 196,094
107,982 *,e Stitch Fix Inc 551,788
83,380 *,e ThredUp, Inc 293,498
16,584 *,e Tilly's, Inc 143,783
21,328 *,e Torrid Holdings, Inc 58,012
95,996 Tractor Supply Co 21,502,144
44,859 * Ulta Beauty, Inc 19,953,283
TOTAL RETAILING 111,273,506
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
37,003 * ACM Research, Inc 484,739
1,395,623 * Advanced Micro Devices, Inc 159,659,271
22,266 *,e Aehr Test Systems 1,161,395
67,906 * Allegro MicroSystems, Inc 3,504,629
15,596 * Alpha & Omega Semiconductor Ltd 512,796
29,077 * Ambarella, Inc 2,425,603
99,807 Amkor Technology, Inc 2,903,386
439,897 Analog Devices, Inc 87,772,648
736,094 Applied Materials, Inc 111,584,489
15,755 *,e Atomera, Inc 135,966
27,218 * Axcelis Technologies, Inc 5,456,665
355,065 Broadcom, Inc 319,079,162
17,022 * Ceva, Inc 462,318
47,822 * Cirrus Logic, Inc 3,864,018
44,780 * Cohu, Inc 1,954,647
76,663 * Credo Technology Group Holding Ltd 1,300,971
41,045 * Diodes, Inc 3,878,342
113,963 * Enphase Energy, Inc 17,303,002
128,417 Entegris, Inc 14,088,629
89,847 * First Solar, Inc 18,634,268
63,486 * Formfactor, Inc 2,359,140
65,016 *,e GLOBALFOUNDRIES, Inc 4,140,869
20,679 * Ichor Holdings Ltd 800,691
20,869 *,e Impinj, Inc 1,390,293
120,636 *,e indie Semiconductor, Inc 1,143,629
3,611,830 Intel Corp 129,195,159
119,439 KLA Corp 61,385,674
47,086 Kulicke & Soffa Industries, Inc 2,819,510
116,372 Lam Research Corp 83,612,118
116,584 * Lattice Semiconductor Corp 10,602,149
42,484 * MACOM Technology Solutions Holdings, Inc 2,970,481
745,659 Marvell Technology, Inc 48,564,771
21,827 *,e Maxeon Solar Technologies Ltd 538,909
86,600 * MaxLinear, Inc 2,136,422
467,986 Microchip Technology, Inc 43,962,605
951,945 Micron Technology, Inc 67,959,354

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
53,916 MKS Instruments, Inc $ 5,886,010
38,736 Monolithic Power Systems, Inc 21,672,405
47,617 * Nanometrics, Inc 5,919,745
89,644 *,e Navitas Semiconductor Corp 948,434
4,291 e NVE Corp 339,890
2,063,692 NVIDIA Corp 964,342,635
381,159 * ON Semiconductor Corp 41,069,882
36,332 * PDF Solutions, Inc 1,670,909
49,870 * Photronics, Inc 1,319,061
46,429 Power Integrations, Inc 4,510,113
84,782 * Qorvo, Inc 9,327,716
970,394 QUALCOMM, Inc 128,256,975
95,117 * Rambus, Inc 5,955,275
50,739 * Semtech Corp 1,481,579
28,202 * Silicon Laboratories, Inc 4,206,046
11,907 * SiTime Corp 1,536,122
3,754 *,e SkyWater Technology, Inc 36,714
146,579 Skyworks Solutions, Inc 16,764,240
35,747 * SMART Global Holdings, Inc 950,870
30,232 * Synaptics, Inc 2,730,252
137,274 Teradyne, Inc 15,503,726
785,323 Texas Instruments, Inc 141,358,140
31,853 * Ultra Clean Holdings 1,213,599
41,731 Universal Display Corp 6,087,718
37,057 * Veeco Instruments, Inc 1,043,525
104,946 *,e Wolfspeed, Inc 6,915,941
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,610,796,240
SOFTWARE & SERVICES - 11.4%
78,314 * 8x8, Inc 371,208
60,250 A10 Networks, Inc 935,080
548,133 Accenture plc 173,401,875
97,431 * ACI Worldwide, Inc 2,259,425
76,196 Adeia, Inc 915,876
396,810 * Adobe, Inc 216,725,718
16,094 * Agilysys, Inc 1,185,001
141,710 * Akamai Technologies, Inc 13,391,595
39,936 * Alarm.com Holdings, Inc 2,204,867
20,413 * Alkami Technology, Inc 344,571
41,477 * Altair Engineering, Inc 3,108,286
48,158 * Alteryx, Inc 1,996,631
111,518 Amdocs Ltd 10,442,545
26,922 American Software, Inc (Class A) 310,411
43,168 * Amplitude, Inc 499,885
77,604 * Ansys, Inc 26,548,328
18,081 * Appfolio, Inc 3,265,248
29,215 * Appian Corp 1,505,157
59,350 * Applied Blockchain, Inc 568,573
205,343 * AppLovin Corp 6,447,770
67,566 * Asana, Inc 1,640,502
24,132 * Aspen Technology, Inc 4,307,562
33,223 * Asure Software, Inc 453,162
125,780 * Atlassian Corp 22,884,413
186,385 * Autodesk, Inc 39,511,756
99,574 *,e AvePoint, Inc 617,359
168,175 Bentley Systems, Inc 9,061,269
154,441 *,e BigBear.ai Holdings, Inc 310,426
34,963 * BigCommerce Holdings, Inc 377,950
88,953 * Bill.Com Holdings, Inc 11,149,369
103,897 *,e Bit Digital, Inc 460,264
133,455 * Black Knight, Inc 9,384,556
41,875 * Blackbaud, Inc 3,159,469
44,539 * Blackline, Inc 2,586,825

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
143,236 * Box, Inc $ 4,476,125
28,704 * Braze, Inc 1,304,884
26,305 * Brightcove, Inc 118,109
51,516 *,e C3.ai, Inc 2,163,672
238,523 * Cadence Design Systems, Inc 55,816,767
189,951 * CCC Intelligent Solutions Holdings, Inc 2,093,260
27,699 * Cerence Inc 770,309
122,132 * Ceridian HCM Holding, Inc 8,648,167
134,681 *,e Cipher Mining, Inc 511,788
85,270 * Cleanspark, Inc 512,473
70,549 Clear Secure, Inc 1,672,717
240,510 * Cloudflare, Inc 16,539,873
450,663 Cognizant Technology Solutions Corp (Class A) 29,757,278
37,055 * Commvault Systems, Inc 2,887,696
160,229 * Confluent, Inc 5,534,310
10,805 * Consensus Cloud Solutions, Inc 350,190
23,147 *,e Couchbase, Inc 386,323
186,095 * Crowdstrike Holdings, Inc 30,084,118
9,431 * CS Disco, Inc 91,858
237,006 * Datadog, Inc 27,663,340
9,840 *,e Digimarc Corp 291,264
86,742 * Digital Turbine, Inc 940,283
58,947 *,e DigitalOcean Holdings, Inc 2,919,055
170,997 * DocuSign, Inc 9,203,059
50,425 Dolby Laboratories, Inc (Class A) 4,468,159
20,233 * Domo, Inc 361,564
94,978 * DoubleVerify Holdings, Inc 3,998,574
231,906 * Dropbox, Inc 6,249,867
198,360 * DXC Technology Co 5,484,654
184,284 * Dynatrace, Inc 10,078,492
147,811 *,e E2open Parent Holdings, Inc 761,227
19,830 Ebix, Inc 613,937
16,495 * eGain Corp 121,568
66,063 * Elastic NV 4,389,886
15,834 * Enfusion, Inc 171,799
28,742 * EngageSmart, Inc 544,948
42,067 * Envestnet, Inc 2,607,313
48,388 * EPAM Systems, Inc 11,458,762
27,606 * Everbridge, Inc 851,369
11,244 * EverCommerce, Inc 131,330
52,220 * Expensify, Inc 420,893
21,576 * Fair Isaac Corp 18,080,041
79,550 * Fastly, Inc 1,461,333
57,264 * Five9, Inc 5,024,916
9,981 *,e ForgeRock, Inc 206,108
570,284 * Fortinet, Inc 44,322,472
135,508 * Freshworks, Inc 2,528,579
68,808 * Gartner, Inc 24,329,821
505,961 Gen Digital, Inc 9,840,941
42,179 * Gitlab, Inc 2,093,344
35,199 * Globant S.A. 6,150,321
138,411 * GoDaddy, Inc 10,670,104
32,650 * Grid Dynamics Holdings, Inc 340,213
65,057 * Guidewire Software, Inc 5,518,135
37,219 Hackett Group, Inc 865,342
79,654 * HashiCorp, Inc 2,358,555
40,628 * HubSpot, Inc 23,586,585
23,979 * Informatica, Inc 456,560
24,400 * Instructure Holdings, Inc 662,948
7,364 * Intapp, Inc 302,366
15,361 *,e Intelligent Systems Corp 369,125
24,224 e InterDigital, Inc 2,245,323
789,921 International Business Machines Corp 113,890,810

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
237,682 Intuit, Inc $ 121,621,879
51,838 * Jamf Holding Corp 1,125,921
168,348 * Kyndryl Holdings, Inc 2,299,634
48,520 * LiveRamp Holdings, Inc 1,384,761
56,829 * Manhattan Associates, Inc 10,832,744
146,080 *,e Marathon Digital Holdings, Inc 2,537,410
273,528 *,e Matterport, Inc 927,260
28,276 * MeridianLink, Inc 631,686
6,464,134 Microsoft Corp 2,171,431,893
10,246 * MicroStrategy, Inc (Class A) 4,486,518
31,026 * Mitek Systems, Inc 316,775
25,985 * Model N, Inc 865,820
56,589 * MongoDB, Inc 23,959,783
52,627 * N-Able, Inc 740,462
58,836 *,e nCino OpCo, Inc 1,903,345
111,377 * NCR Corp 2,993,814
52,325 * New Relic, Inc 4,394,253
190,963 * Nutanix, Inc 5,767,083
133,403 * Okta, Inc 10,253,355
69,602 * Olo, Inc 547,072
19,455 ON24, Inc 172,177
25,278 * OneSpan, Inc 347,320
1,322,525 Oracle Corp 155,039,606
65,121 * Pagerduty, Inc 1,687,936
1,631,846 * Palantir Technologies, Inc 32,375,825
258,526 * Palo Alto Networks, Inc 64,621,159
44,093 Paycom Software, Inc 16,259,735
60,529 * Paycor HCM, Inc 1,625,809
37,253 * Paylocity Holding Corp 8,450,843
30,445 Pegasystems, Inc 1,605,974
26,540 * Perficient, Inc 1,692,987
39,914 * PowerSchool Holdings, Inc 964,721
65,773 * Procore Technologies, Inc 4,988,882
35,100 Progress Software Corp 2,108,106
29,988 * PROS Holdings, Inc 1,139,544
92,627 * PTC, Inc 13,505,943
40,058 * Q2 Holdings, Inc 1,420,857
33,850 * Qualys, Inc 4,698,380
46,399 * Rapid7, Inc 2,130,178
38,512 * Rimini Street, Inc 104,753
61,567 * RingCentral, Inc 2,546,411
143,278 *,e Riot Blockchain, Inc 2,653,509
92,042 Roper Technologies, Inc 45,381,308
823,704 * Salesforce, Inc 185,341,637
37,443 Sapiens International Corp NV 1,008,714
169,774 * SentinelOne, Inc 2,830,133
176,440 * ServiceNow, Inc 102,864,520
6,623 * ShotSpotter, Inc 150,475
114,903 * Smartsheet, Inc 5,101,693
268,086 * Snowflake, Inc 47,641,563
26,865 * SolarWinds Corp 283,157
122,690 *,e SoundHound AI, Inc 285,868
139,381 * Splunk, Inc 15,099,144
69,477 * Sprinklr, Inc 975,457
33,744 * Sprout Social, Inc 1,928,132
35,737 * SPS Commerce, Inc 6,446,597
38,742 * Squarespace, Inc 1,283,910
132,375 * Synopsys, Inc 59,807,025
110,077 * Tenable Holdings, Inc 5,356,347
85,041 * Teradata Corp 4,834,581
7,399 *,e Tucows, Inc 228,555
66,554 * Turing Holding Corp 471,868
152,065 * Twilio, Inc 10,040,852

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
34,799 * Tyler Technologies, Inc $ 13,802,327
350,023 * UiPath, Inc 6,328,416
46,333 * Unisys Corp 252,051
249,899 * Unity Software, Inc 11,455,370
79,702 * Varonis Systems, Inc 2,287,447
55,349 * Verint Systems, Inc 2,068,392
82,411 * VeriSign, Inc 17,384,600
101,179 *,e Veritone, Inc 466,941
8,056 * Viant Technology, Inc 38,991
190,456 * VMware, Inc (Class A) 30,021,579
47,115 * Weave Communications, Inc 565,380
170,037 * Workday, Inc 40,320,874
36,779 * Workiva, Inc 3,872,461
30,478 * Xperi, Inc 399,871
82,017 * Yext, Inc 797,205
86,829 * Zeta Global Holdings Corp 800,563
224,197 * Zoom Video Communications, Inc 16,444,850
75,557 * Zscaler, Inc 12,117,832
82,293 * Zuora Inc 965,297
TOTAL SOFTWARE & SERVICES 4,452,002,240
TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
63,108 *,e 908 Devices, Inc 439,232
83,498 ADTRAN Holdings, Inc 812,436
28,385 Advanced Energy Industries, Inc 3,553,234
78,929 *,e Aeva Technologies, Inc 98,661
31,826 *,e Akoustis Technologies, Inc 76,064
516,388 Amphenol Corp (Class A) 45,602,224
12,962,210 Apple, Inc 2,546,426,154
215,810 * Arista Networks, Inc 33,469,973
59,735 * Arlo Technologies, Inc 678,590
53,673 * Arrow Electronics, Inc 7,650,549
7,088 * Aviat Networks, Inc 216,680
26,535 * Avid Technology, Inc 632,594
95,338 Avnet, Inc 4,623,893
21,702 Badger Meter, Inc 3,573,017
8,535 Bel Fuse, Inc (Class B) 457,903
32,324 Belden CDT, Inc 3,123,791
27,743 Benchmark Electronics, Inc 735,467
57,397 * Calix, Inc 2,589,179
7,291 *,e Cambium Networks Corp 118,114
117,018 CDW Corp 21,890,557
138,095 * Ciena Corp 5,827,609
3,553,951 Cisco Systems, Inc 184,947,610
7,427 *,e Clearfield, Inc 347,138
151,819 Cognex Corp 8,292,354
98,251 * Coherent Corp 4,653,167
267,509 * CommScope Holding Co, Inc 1,203,790
18,341 Comtech Telecommunications Corp 186,345
670,495 Corning, Inc 22,756,600
19,293 * Corsair Gaming, Inc 356,535
15,693 *,e CPI Card Group, Inc 383,066
23,784 CTS Corp 1,061,480
60,151 * Daktronics, Inc 432,486
23,627 * Digi International, Inc 990,680
12,279 *,e DZS, Inc 46,292
41,555 *,e Eastman Kodak Co 228,137
19,554 * ePlus, Inc 1,101,868
85,848 *,e Evolv Technologies Holdings, Inc 564,880
109,491 * Extreme Networks, Inc 2,911,366
50,023 * F5 Networks, Inc 7,915,640
35,610 * Fabrinet 4,402,820
14,036 * FARO Technologies, Inc 232,857

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
89,756 *,e Harmonic, Inc $ 1,339,160
1,132,379 Hewlett Packard Enterprise Co 19,680,747
766,057 HP, Inc 25,149,651
130,507 *,e Infinera Corp 587,282
29,268 * Insight Enterprises, Inc 4,293,323
138,657 *,e IonQ, Inc 2,669,147
27,126 * IPG Photonics Corp 3,565,713
32,976 * Itron, Inc 2,594,222
109,954 Jabil Inc 12,168,609
278,626 Juniper Networks, Inc 7,745,803
161,119 * Keysight Technologies, Inc 25,953,049
14,309 * Kimball Electronics, Inc 417,537
61,140 * Knowles Corp 1,117,028
86,567 *,e Lightwave Logic, Inc 581,730
22,984 Littelfuse, Inc 7,000,926
55,921 *,e Lumentum Holdings, Inc 2,928,024
37,879 *,e Luna Innovations, Inc 342,426
28,648 Methode Electronics, Inc 963,719
128,338 *,e Microvision, Inc 513,352
165,626 * Mirion Technologies, Inc 1,250,476
145,653 Motorola Solutions, Inc 41,748,519
18,242 Napco Security Technologies, Inc 683,710
105,217 National Instruments Corp 6,207,803
189,063 NetApp, Inc 14,748,805
23,717 * Netgear, Inc 323,500
52,942 * Netscout Systems, Inc 1,479,729
31,027 * nLight, Inc 446,789
28,759 * Novanta, Inc 5,087,467
12,545 * OSI Systems, Inc 1,495,740
17,347 *,e PAR Technology Corp 600,033
8,785 PC Connection, Inc 425,282
21,803 * Plexus Corp 2,147,377
252,114 * Pure Storage, Inc 9,325,697
56,145 * Ribbon Communications, Inc 178,541
15,589 * Rogers Corp 2,628,461
46,609 * Sanmina Corp 2,864,589
19,158 * Scansource, Inc 576,464
92,045 * SmartRent, Inc 366,339
40,852 * Super Micro Computer, Inc 13,492,190
43,562 SYNNEX Corp 4,300,005
40,888 * Teledyne Technologies, Inc 15,722,663
294,118 *,e Tingo Group, Inc 414,706
231,874 * Trimble Inc 12,474,821
74,357 * TTM Technologies, Inc 1,067,767
10,648 * Turtle Beach Corp 119,790
5,384 e Ubiquiti, Inc 956,468
66,997 * Viasat, Inc 2,072,887
187,869 * Viavi Solutions, Inc 2,042,136
109,481 Vishay Intertechnology, Inc 3,081,890
9,120 * Vishay Precision Group, Inc 341,179
125,877 Vontier Corp 3,893,376
269,993 * Western Digital Corp 11,490,902
99,358 Xerox Holdings Corp 1,587,741
44,239 * Zebra Technologies Corp (Class A) 13,623,842
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,224,490,164
TELECOMMUNICATION SERVICES - 0.8%
8,133 * Anterix, Inc 228,293
65,360 *,e AST SpaceMobile, Inc 280,394
6,193,027 AT&T, Inc 89,922,752
5,649 ATN International, Inc 205,285
32,094 * Bandwidth Inc 486,224
82,970 *,e Charge Enterprises, Inc 78,888

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
49,425 Cogent Communications Group, Inc $ 3,026,787
68,536 * Consolidated Communications Holdings, Inc 245,359
35,853 * EchoStar Corp (Class A) 696,624
226,561 * Frontier Communications Parent, Inc 4,125,676
79,189 *,† GCI Liberty, Inc 0
522,135 *,e Globalstar, Inc 563,906
43,200 * Gogo, Inc 651,024
14,644 * IDT Corp (Class B) 347,356
117,764 Iridium Communications, Inc 6,188,498
26,275 * Liberty Latin America Ltd (Class A) 220,710
114,989 * Liberty Latin America Ltd (Class C) 956,708
862,019 Lumen Technologies, Inc 1,543,014
22,121 * Ooma, Inc 331,815
57,917 * Radius Global Infrastructure, Inc 863,542
37,330 Shenandoah Telecom Co 696,951
30,098 Spok Holdings, Inc 441,237
88,529 Telephone & Data Systems, Inc 710,003
472,153 * T-Mobile US, Inc 65,048,519
3,648,019 Verizon Communications, Inc 124,324,487
TOTAL TELECOMMUNICATION SERVICES 302,184,052
TRANSPORTATION - 1.9%
43,466 * Air Transport Services Group, Inc 876,275
114,348 * Alaska Air Group, Inc 5,560,743
17,676 * Allegiant Travel Co 2,186,521
70,242 AMERCO 4,018,545
7,165 e Amerco, Inc 436,062
554,601 * American Airlines Group, Inc 9,289,567
19,290 ArcBest Corp 2,243,813
18,356 * Avis Budget Group, Inc 4,043,643
55,909 *,e Blade Air Mobility, Inc 233,141
97,913 CH Robinson Worldwide, Inc 9,808,924
46,970 Costamare, Inc 524,655
14,890 Covenant Transportation Group, Inc 815,376
1,757,897 CSX Corp 58,573,128
34,199 * Daseke, Inc 266,068
561,695 Delta Air Lines, Inc 25,984,011
15,214 e Eagle Bulk Shipping, Inc 702,735
133,993 Expeditors International of Washington, Inc 17,057,309
199,439 FedEx Corp 53,838,558
23,219 Forward Air Corp 2,759,346
26,026 * Frontier Group Holdings, Inc 242,042
119,048 FTAI Infrastructure, Inc 422,620
22,919 Genco Shipping & Trading Ltd 332,325
94,540 Golden Ocean Group Ltd 741,194
109,335 * GXO Logistics, Inc 7,333,098
43,574 * Hawaiian Holdings, Inc 505,023
62,367 Heartland Express, Inc 1,019,700
123,606 * Hertz Global Holdings, Inc 2,082,761
37,107 * Hub Group, Inc (Class A) 3,344,454
70,991 JB Hunt Transport Services, Inc 14,477,905
286,531 * JetBlue Airways Corp 2,226,346
194,044 * Joby Aviation, Inc 1,736,694
43,977 * Kirby Corp 3,583,246
139,041 Knight-Swift Transportation Holdings, Inc 8,446,741
29,754 Landstar System, Inc 6,057,617
278,864 * Lyft, Inc (Class A) 3,544,361
46,584 Marten Transport Ltd 1,055,593
32,216 Matson, Inc 3,010,907
194,772 Norfolk Southern Corp 45,496,791
87,026 Old Dominion Freight Line 36,506,537
5,088 * PAM Transportation Services, Inc 131,576
57,721 Pangaea Logistics Solutions Ltd 402,315

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
25,749 * Radiant Logistics, Inc $ 198,267
79,951 * RXO, Inc 1,762,920
43,297 Ryder System, Inc 4,422,789
34,465 e Safe Bulkers, Inc 114,768
22,323 * Saia, Inc 9,445,754
55,591 Schneider National, Inc 1,712,759
39,428 * Skywest, Inc 1,734,438
499,086 Southwest Airlines Co 17,048,778
64,855 Spirit Airlines, Inc 1,186,846
23,522 * Sun Country Airlines Holdings, Inc 507,134
197,676 *,e TuSimple Holdings, Inc 462,562
1,690,898 * Uber Technologies, Inc 83,631,815
529,731 Union Pacific Corp 122,908,187
279,728 * United Airlines Holdings Inc 15,192,028
628,581 United Parcel Service, Inc (Class B) 117,626,363
7,105 Universal Logistics Holdings Inc 220,894
46,797 Werner Enterprises, Inc 2,200,395
95,602 * XPO Logistics, Inc 6,619,482
TOTAL TRANSPORTATION 728,914,445
UTILITIES - 2.5%
574,379 AES Corp 12,423,818
48,944 Allete, Inc 2,810,854
210,876 Alliant Energy Corp 11,332,476
94,553 *,e Altus Power, Inc 643,906
216,553 Ameren Corp 18,552,095
453,106 American Electric Power Co, Inc 38,396,202
38,997 American States Water Co 3,447,725
168,424 American Water Works Co, Inc 24,830,750
4,173 Artesian Resources Corp 190,122
125,970 Atmos Energy Corp 15,331,809
37,429 e Avangrid, Inc 1,387,867
75,721 Avista Corp 2,925,859
63,248 Black Hills Corp 3,815,752
68,741 Brookfield Infrastructure Corp 3,211,579
98,530 e Brookfield Renewable Corp 3,071,180
97,088 *,e Cadiz, Inc 401,944
56,549 California Water Service Group 2,998,228
521,719 Centerpoint Energy, Inc 15,698,525
22,717 Chesapeake Utilities Corp 2,686,058
25,714 Clearway Energy, Inc (Class A) 634,364
85,770 Clearway Energy, Inc (Class C) 2,265,186
241,570 CMS Energy Corp 14,752,680
301,833 Consolidated Edison, Inc 28,631,878
17,051 Consolidated Water Co, Inc 333,518
276,651 Constellation Energy Corp 26,738,319
726,927 Dominion Energy, Inc 38,926,941
168,638 DTE Energy Co 19,275,323
667,885 Duke Energy Corp 62,527,394
326,308 Edison International 23,481,124
179,416 Entergy Corp 18,426,023
196,369 Essential Utilities Inc 8,304,445
187,796 Evergy, Inc 11,262,126
294,143 Eversource Energy 21,275,363
854,861 Exelon Corp 35,784,481
469,514 FirstEnergy Corp 18,494,156
28,389 Genie Energy Ltd 380,696
5,833 Global Water Resources, Inc 74,079
96,783 Hawaiian Electric Industries, Inc 3,715,499
52,830 Idacorp, Inc 5,431,981
43,887 MGE Energy, Inc 3,521,493
13,108 Middlesex Water Co 1,054,145
49,852 * Montauk Renewables, Inc 436,205

Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
94,260 National Fuel Gas Co $ 5,006,149
78,003 New Jersey Resources Corp 3,486,734
1,761,939 NextEra Energy, Inc 129,150,129
316,374 NiSource, Inc 8,807,852
43,547 Northwest Natural Holding Co 1,871,215
58,124 NorthWestern Corp 3,282,262
207,642 NRG Energy, Inc 7,888,320
193,006 OGE Energy Corp 6,977,167
41,420 ONE Gas, Inc 3,277,565
43,542 Ormat Technologies, Inc 3,539,965
34,114 e Otter Tail Corp 2,763,575
1,565,659 *,b PG&E Corp 27,571,255
99,417 Pinnacle West Capital Corp 8,233,716
56,372 PNM Resources, Inc 2,526,593
86,822 Portland General Electric Co 4,138,805
645,366 PPL Corp 17,766,926
444,021 Public Service Enterprise Group, Inc 28,026,606
16,040 * Pure Cycle Corp 197,613
279,780 Sempra Energy 41,692,816
22,884 SJW Corp 1,612,407
959,168 Southern Co 69,386,213
66,919 Southwest Gas Holdings Inc 4,412,639
54,030 Spire, Inc 3,434,687
75,509 *,e Sunnova Energy International, Inc 1,333,489
167,494 UGI Corp 4,520,663
17,356 Unitil Corp 903,206
1 Via Renewables, Inc 8
332,098 Vistra Energy Corp 9,318,670
270,124 WEC Energy Group, Inc 24,273,343
468,394 Xcel Energy, Inc 29,382,356
20,767 York Water Co 858,300
TOTAL UTILITIES 965,525,412
TOTAL COMMON STOCKS 39,073,128,551
(Cost $19,840,498,589)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694 † Chinook Therapeutics, Inc 0
4,598 † Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 276
TOTAL RIGHTS/WARRANTS 276
(Cost $276)
TOTAL LONG-TERM INVESTMENTS 39,073,128,827
(Cost $19,840,498,865)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 63,835,000 r Fixed Income Clearing Corp (FICC) 5.300% 08/01/23 63,835,000
2,110,000 s Fixed Income Clearing Corp (FICC) 5.280 08/01/23 2,110,000
TOTAL REPURCHASE AGREEMENT 65,945,000
TOTAL SHORT-TERM INVESTMENTS 65,945,000
(Cost $65,945,000)

Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT—continued
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
166,178,759 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340% $ 166,178,759
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 166,178,759
(Cost $166,178,759)
TOTAL INVESTMENTS - 100.3% 39,305,252,586
(Cost $20,072,622,624)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (129,016,580)
NET ASSETS - 100.0% $ 39,176,236,006
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $254,266,208.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $63,835,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $65,111,765.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,110,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,152,283.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 350 09/15/23  $ 80,618,202 $ 80,753,750 $ 135,548

Large-Cap Growth Index Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 3 .3%
1,333,504 * Tesla, Inc $ 356,618,975
TOTAL AUTOMOBILES & COMPONENTS 356,618,975
BANKS - 0 .1%
578 First Citizens Bancshares, Inc (Class A) 827,291
770,786 * NU Holdings Ltd 6,135,457
TOTAL BANKS 6,962,748
CAPITAL GOODS - 3 .0%
6,425 A.O. Smith Corp 466,648
30,052 Advanced Drainage Systems, Inc 3,666,044
39,587 Allegion plc 4,626,137
4,329 Allison Transmission Holdings, Inc 254,069
4,143 Armstrong World Industries, Inc 320,502
33,912 * Axon Enterprise, Inc 6,305,258
37,032 * Boeing Co 8,845,093
7,654 BWX Technologies, Inc 528,126
187,780 Caterpillar, Inc 49,793,623
121,977 *,e ChargePoint Holdings, Inc 1,056,321
123,337 Deere & Co 52,985,575
19,306 Donaldson Co, Inc 1,212,996
7,894 EMCOR Group, Inc 1,697,526
208,694 Fastenal Co 12,231,555
5,454 Ferguson plc 881,476
33,355 Graco, Inc 2,646,052
20,122 HEICO Corp 3,541,070
34,072 HEICO Corp (Class A) 4,782,005
41,865 Honeywell International, Inc 8,127,252
11,915 Hubbell, Inc 3,717,480
2,989 IDEX Corp 674,946
119,343 Illinois Tool Works, Inc 31,425,399
25,447 Lincoln Electric Holdings, Inc 5,107,467
109,084 Lockheed Martin Corp 48,691,825
3,965 Northrop Grumman Corp 1,764,425
11,917 Otis Worldwide Corp 1,083,970
18,434 Quanta Services, Inc 3,716,663
55,105 Rockwell Automation, Inc 18,531,260
7,006 * SiteOne Landscape Supply, Inc 1,191,020
5,269 Spirit Aerosystems Holdings, Inc (Class A) 167,660
48,308 Toro Co 4,910,508
32,766 Trane Technologies plc 6,534,851
4,325 TransDigm Group, Inc 3,891,289
54,254 * Trex Co, Inc 3,751,122
6,841 United Rentals, Inc 3,178,876
303 Valmont Industries, Inc 80,219
9,488 Vertiv Holdings Co 246,783
21,472 W.W. Grainger, Inc 15,856,857
4,035 Watsco, Inc 1,525,997
24,117 * WillScot Mobile Mini Holdings Corp 1,156,410
13,777 Xylem, Inc 1,553,357
TOTAL CAPITAL GOODS 322,725,712
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
171,775 Automatic Data Processing, Inc 42,473,086
64,194 Booz Allen Hamilton Holding Co 7,772,610

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
47,717 Broadridge Financial Solutions, Inc $ 8,012,639
36,976 Cintas Corp 18,563,431
205,691 * Copart, Inc 18,181,027
84,790 * CoStar Group, Inc 7,119,816
41,132 Equifax, Inc 8,394,219
2,997 * FTI Consulting, Inc 524,955
21,794 Genpact Ltd 786,545
23,987 KBR, Inc 1,474,961
3,051 MSA Safety, Inc 506,466
157,225 Paychex, Inc 19,727,021
67,755 RB Global, Inc 4,368,842
102,550 Rollins, Inc 4,187,117
4,688 Tetra Tech, Inc 793,256
69,603 Verisk Analytics, Inc 15,934,911
176,512 Waste Management, Inc 28,910,900
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 187,731,802
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .6%
4,354,852 * Amazon.com, Inc 582,156,615
7,482 * AutoZone, Inc 18,568,229
12,962 Best Buy Co, Inc 1,076,494
30,009 * Burlington Stores, Inc 5,330,198
4,268 * CarMax, Inc 352,579
2,165 Dick's Sporting Goods, Inc 305,265
16,145 eBay, Inc 718,614
33,571 * Etsy, Inc 3,412,492
26,388 * Five Below, Inc 5,497,676
489,965 Home Depot, Inc 163,569,916
211,870 Lowe's Companies, Inc 49,634,785
9,128 Murphy USA, Inc 2,802,570
9,610 * Ollie's Bargain Outlet Holdings, Inc 700,377
24,925 * O'Reilly Automotive, Inc 23,075,316
18,013 Pool Corp 6,930,322
1,297 * RH 503,456
152,870 Ross Stores, Inc 17,525,017
554,496 TJX Companies, Inc 47,980,539
13,297 * Victoria's Secret & Co 272,455
14,046 *,e Wayfair, Inc 1,093,762
4,098 Williams-Sonoma, Inc 568,147
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 932,074,824
CONSUMER DURABLES & APPAREL - 0 .6%
2,387 Brunswick Corp 206,022
29,657 * Crocs, Inc 3,213,336
12,779 * Deckers Outdoor Corp 6,947,814
53,874 * Lululemon Athletica, Inc 20,392,925
306,351 Nike, Inc (Class B) 33,818,087
129 * NVR, Inc 813,531
150,322 * Peloton Interactive, Inc 1,459,627
2,321 Polaris Inc 315,285
4,710 * Skechers U.S.A., Inc (Class A) 261,782
6,024 Tapestry, Inc 259,936
16,558 Tempur Sealy International, Inc 738,983
1,003 * TopBuild Corp 274,752
41,824 * YETI Holdings, Inc 1,781,702
TOTAL CONSUMER DURABLES & APPAREL 70,483,782
CONSUMER SERVICES - 3 .0%
195,551 * Airbnb, Inc 29,760,907
17,877 * Booking Holdings, Inc 53,108,992
3,484 * Bright Horizons Family Solutions 338,053
40,939 * Caesars Entertainment, Inc 2,416,220
13,246 * Chipotle Mexican Grill, Inc (Class A) 25,992,361

Large-Cap Growth Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
13,822 e Choice Hotels International, Inc $ 1,807,226
34,043 Churchill Downs, Inc 3,943,882
27,488 Darden Restaurants, Inc 4,643,273
17,264 Domino's Pizza, Inc 6,849,319
115,229 * DoorDash, Inc 10,461,641
203,864 * DraftKings, Inc 6,478,798
51,280 * Expedia Group, Inc 6,283,338
4,091 * Grand Canyon Education, Inc 444,078
47,893 H&R Block, Inc 1,609,684
57,446 Hilton Worldwide Holdings, Inc 8,932,279
150,477 * Las Vegas Sands Corp 9,000,029
123,099 Marriott International, Inc (Class A) 24,842,609
144,839 McDonald's Corp 42,466,795
49,648 * Norwegian Cruise Line Holdings Ltd 1,095,731
19,862 * Planet Fitness, Inc 1,341,479
34,368 * Royal Caribbean Cruises Ltd 3,749,892
21,547 Service Corp International 1,436,108
547,456 Starbucks Corp 55,605,106
32,591 Texas Roadhouse, Inc (Class A) 3,635,526
13,140 Travel & Leisure Co 535,192
1,940 Vail Resorts, Inc 456,851
80,670 Wendy's 1,733,598
14,605 Wingstop, Inc 2,462,111
2,821 Wyndham Hotels & Resorts, Inc 219,812
3,081 Wynn Resorts Ltd 335,767
120,107 Yum! Brands, Inc 16,535,131
TOTAL CONSUMER SERVICES 328,521,788
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
2,800 Albertsons Cos, Inc 60,844
22,462 * BJ's Wholesale Club Holdings, Inc 1,489,455
2,627 Casey's General Stores, Inc 663,738
213,826 Costco Wholesale Corp 119,885,824
104,903 Dollar General Corp 17,713,921
35,103 * Performance Food Group Co 2,097,755
242,987 SYSCO Corp 18,542,338
224,486 Target Corp 30,635,604
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 191,089,479
ENERGY - 0 .5%
55,140 Antero Midstream Corp 658,372
134,107 APA Corp 5,429,992
118,294 Cheniere Energy, Inc 19,147,067
88,065 Halliburton Co 3,441,580
75,656 Hess Corp 11,479,285
27,108 New Fortress Energy, Inc 773,933
12,019 ONEOK, Inc 805,754
52,377 Ovintiv, Inc 2,414,056
108,650 Targa Resources Investments, Inc 8,908,213
2,692 Texas Pacific Land Corp 4,054,960
TOTAL ENERGY 57,113,212
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .9%
225,239 American Tower Corp 42,865,234
19,533 Crown Castle International Corp 2,115,228
22,866 Equinix, Inc 18,519,631
28,442 Equity Lifestyle Properties, Inc 2,024,501
69,934 Iron Mountain, Inc 4,293,948
33,809 Lamar Advertising Co 3,336,948
44,421 Public Storage, Inc 12,515,617
5,308 SBA Communications Corp 1,162,187
34,533 Simon Property Group, Inc 4,302,812
12,977 Sun Communities, Inc 1,690,903

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
8,678 UDR, Inc $ 354,757
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 93,181,766
FINANCIAL SERVICES - 6 .0%
92,859 American Express Co 15,682,028
51,296 Ameriprise Financial, Inc 17,874,091
250,517 Apollo Global Management, Inc 20,469,744
74,786 Ares Management Corp 7,420,267
341,674 Blackstone, Inc 35,804,018
98,323 * Block, Inc 7,917,951
32,374 Blue Owl Capital, Inc 398,848
174,371 Equitable Holdings, Inc 5,002,704
11,528 * Euronet Worldwide, Inc 1,012,965
18,388 Factset Research Systems, Inc 7,999,516
82,125 * Fiserv, Inc 10,364,996
32,609 * FleetCor Technologies, Inc 8,116,706
1,804 Houlihan Lokey, Inc 180,129
220,744 iShares Russell 1000 Growth Index Fund 62,832,572
11,256 Jack Henry & Associates, Inc 1,886,168
77,561 KKR & Co, Inc 4,605,572
38,279 LPL Financial Holdings, Inc 8,779,671
18,358 MarketAxess Holdings, Inc 4,942,341
405,753 Mastercard, Inc (Class A) 159,980,293
70,632 Moody's Corp 24,915,438
11,127 Morningstar, Inc 2,564,551
18,965 MSCI, Inc (Class A) 10,394,337
492,008 * PayPal Holdings, Inc 37,304,047
549 *,e Rocket Cos, Inc 6,001
12,997 S&P Global, Inc 5,127,446
24,822 * Shift4 Payments, Inc 1,712,470
45,953 SLM Corp 743,520
172,702 * Toast, Inc 3,811,533
9,118 e TPG, Inc 268,343
19,436 Tradeweb Markets, Inc 1,589,670
3,902 e UWM Holdings Corp 25,597
783,157 Visa, Inc (Class A) 186,179,914
15,136 Western Union Co 184,357
9,559 * WEX, Inc 1,809,997
13,400 * XP, Inc 361,934
TOTAL FINANCIAL SERVICES 658,269,735
FOOD, BEVERAGE & TOBACCO - 1 .8%
4,400 * Boston Beer Co, Inc (Class A) 1,634,336
18,984 Brown-Forman Corp (Class A) 1,365,140
71,230 Brown-Forman Corp (Class B) 5,028,838
26,517 * Celsius Holdings, Inc 3,837,010
932,332 Coca-Cola Co 57,739,321
7,465 Constellation Brands, Inc (Class A) 2,036,452
6,139 * Freshpet, Inc 451,462
52,007 Hershey Co 12,029,739
65,229 Lamb Weston Holdings, Inc 6,759,681
357,325 * Monster Beverage Corp 20,542,614
461,214 PepsiCo, Inc 86,459,176
TOTAL FOOD, BEVERAGE & TOBACCO 197,883,769
HEALTH CARE EQUIPMENT & SERVICES - 4 .4%
53,229 Abbott Laboratories 5,925,985
120,125 *,e agilon health, Inc 2,300,394
37,239 * Align Technology, Inc 14,072,246
77,649 AmerisourceBergen Corp 14,512,598
64,410 Cardinal Health, Inc 5,891,583
12,093 * Certara, Inc 235,451
4,525 Chemed Corp 2,357,932

Large-Cap Growth Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
10,535 Cigna Corp $ 3,108,878
25,326 * DaVita, Inc 2,582,999
186,329 * Dexcom, Inc 23,209,140
20,755 * Doximity, Inc 741,576
293,805 * Edwards Lifesciences Corp 24,112,576
15,386 Elevance Health, Inc 7,256,499
3,281 Encompass Health Corp 216,644
14,388 GE HealthCare Technologies, Inc 1,122,264
20,652 HCA Healthcare, Inc 5,634,072
26,461 Humana, Inc 12,088,179
39,578 * IDEXX Laboratories, Inc 21,955,104
14,009 * Inspire Medical Systems, Inc 4,031,930
32,920 * Insulet Corp 9,110,610
168,616 * Intuitive Surgical, Inc 54,699,030
23,149 * Masimo Corp 2,831,123
25,478 McKesson Corp 10,252,347
15,333 * Molina Healthcare, Inc 4,668,745
51,240 * Novocure Ltd 1,672,474
17,347 * Penumbra, Inc 5,262,386
69,386 Resmed, Inc 15,427,977
17,680 * Shockwave Medical Inc 4,607,408
44,034 Stryker Corp 12,479,676
4,277 * Tandem Diabetes Care, Inc 149,353
378,272 UnitedHealth Group, Inc 191,545,593
70,649 * Veeva Systems, Inc 14,427,939
TOTAL HEALTH CARE EQUIPMENT & SERVICES 478,490,711
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
106,769 Church & Dwight Co, Inc 10,214,590
58,191 Clorox Co 8,814,773
35,342 Estee Lauder Cos (Class A) 6,361,560
152,355 Kimberly-Clark Corp 19,669,031
213,918 Procter & Gamble Co 33,435,383
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 78,495,337
INSURANCE - 0 .8%
24,582 * Arch Capital Group Ltd 1,909,775
5,792 Arthur J. Gallagher & Co 1,244,122
3,350 * Brighthouse Financial, Inc 174,635
45,121 Brown & Brown, Inc 3,178,774
2,782 Everest Re Group Ltd 1,002,939
10,644 Kinsale Capital Group, Inc 3,966,274
5,610 Lincoln National Corp 157,304
191,764 Marsh & McLennan Cos, Inc 36,132,173
11,458 Primerica, Inc 2,437,117
210,968 Progressive Corp 26,577,749
6,361 RenaissanceRe Holdings Ltd 1,187,980
4,352 RLI Corp 580,600
45,246 * Ryan Specialty Group Holdings, Inc 1,960,962
6,499 Willis Towers Watson plc 1,373,434
TOTAL INSURANCE 81,883,838
MATERIALS - 0 .7%
23,293 Ardagh Metal Packaging S.A. 88,048
12,932 Avery Dennison Corp 2,379,617
11,643 * Axalta Coating Systems Ltd 372,576
11,452 Eagle Materials, Inc 2,111,405
92,605 Ecolab, Inc 16,959,680
9,035 FMC Corp 869,438
94,808 *,e Ginkgo Bioworks Holdings, Inc 237,968
79,141 Graphic Packaging Holding Co 1,915,212
22,502 Linde plc 8,790,856
28,748 PPG Industries, Inc 4,136,837

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
11,772 RPM International, Inc $ 1,216,165
20,153 Scotts Miracle-Gro Co (Class A) 1,411,516
38,730 Sealed Air Corp 1,766,863
95,473 Sherwin-Williams Co 26,398,284
41,595 Southern Copper Corp 3,637,067
21,967 Valvoline, Inc 834,087
14,205 Vulcan Materials Co 3,132,203
TOTAL MATERIALS 76,257,822
MEDIA & ENTERTAINMENT - 11 .3%
2,872,597 * Alphabet, Inc (Class A) 381,251,074
2,489,555 * Alphabet, Inc (Class C) 331,384,666
201 Cable One, Inc 145,512
50,020 * Charter Communications, Inc 20,267,604
674 * Liberty Broadband Corp (Class A) 59,871
11,749 * Liberty Broadband Corp (Class C) 1,047,188
17,269 * Live Nation, Inc 1,515,355
122,478 * Match Group, Inc 5,696,452
1,069,061 * Meta Platforms, Inc 340,602,835
211,810 * Netflix, Inc 92,978,236
5,728 Nexstar Media Group Inc 1,069,532
289,328 * Pinterest, Inc 8,387,619
22,617 * Playtika Holding Corp 270,047
216,753 * ROBLOX Corp 8,507,555
7,452 * Roku, Inc 717,404
68,206 * Spotify Technology S.A. 10,190,658
212,819 * Trade Desk, Inc 19,421,862
21,264 World Wrestling Entertainment, Inc (Class A) 2,232,720
78,643 * ZoomInfo Technologies, Inc 2,010,901
TOTAL MEDIA & ENTERTAINMENT 1,227,757,091
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .3%
45,971 * 10X Genomics, Inc 2,895,254
853,448 AbbVie, Inc 127,658,752
117,123 Agilent Technologies, Inc 14,262,068
48,485 * Alnylam Pharmaceuticals, Inc 9,473,969
174,496 Amgen, Inc 40,858,238
48,623 * Apellis Pharmaceuticals, Inc 1,252,042
10,770 * BioMarin Pharmaceutical, Inc 947,006
71,563 Bio-Techne Corp 5,968,354
52,009 Bruker BioSciences Corp 3,574,058
409,159 Eli Lilly & Co 185,983,223
30,222 * Exact Sciences Corp 2,947,854
115,358 * Exelixis, Inc 2,273,706
94,397 * Horizon Therapeutics Plc 9,465,187
5,922 * ICON plc 1,488,850
22,998 * Illumina, Inc 4,419,066
66,337 * Incyte Corp 4,226,994
56,153 * Ionis Pharmaceuticals, Inc 2,326,419
83,371 * IQVIA Holdings, Inc 18,655,095
12,799 * Jazz Pharmaceuticals plc 1,669,246
15,506 * Karuna Therapeutics, Inc 3,097,634
26,436 * Maravai LifeSciences Holdings, Inc 298,991
11,352 * Medpace Holdings, Inc 2,873,986
225,095 Merck & Co, Inc 24,006,382
10,559 * Mettler-Toledo International, Inc 13,277,626
45,553 * Natera, Inc 2,059,907
45,161 * Neurocrine Biosciences, Inc 4,601,454
3,437 * Regeneron Pharmaceuticals, Inc 2,549,945
11,955 * Repligen Corp 2,051,000
112,450 * Roivant Sciences Ltd 1,347,151
43,611 * Sarepta Therapeutics, Inc 4,726,996
66,699 * Seagen, Inc 12,791,534

Large-Cap Growth Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
31,297 * Sotera Health Co $ 594,017
114,770 Thermo Fisher Scientific, Inc 62,969,708
33,794 * Ultragenyx Pharmaceutical, Inc 1,457,197
114,125 * Vertex Pharmaceuticals, Inc 40,210,802
27,736 * Waters Corp 7,660,961
35,865 West Pharmaceutical Services, Inc 13,199,755
223,838 Zoetis, Inc 42,101,689
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 682,222,116
RETAILING - 0 .4%
534,390 * Coupang, Inc 9,699,179
50,937 * Floor & Decor Holdings, Inc 5,850,114
53,695 Tractor Supply Co 12,027,143
24,054 * Ulta Beauty, Inc 10,699,219
TOTAL RETAILING 38,275,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .6%
439,428 * Advanced Micro Devices, Inc 50,270,563
32,605 * Allegro MicroSystems, Inc 1,682,744
343,442 Applied Materials, Inc 52,062,373
197,302 Broadcom, Inc 177,305,442
63,141 * Enphase Energy, Inc 9,586,698
3,776 Entegris, Inc 414,265
66,164 KLA Corp 34,004,988
61,499 Lam Research Corp 44,186,416
63,763 * Lattice Semiconductor Corp 5,798,607
187,010 Microchip Technology, Inc 17,567,719
21,889 Monolithic Power Systems, Inc 12,246,677
1,148,364 NVIDIA Corp 536,619,014
472,191 QUALCOMM, Inc 62,409,484
63,341 Teradyne, Inc 7,153,733
178,971 Texas Instruments, Inc 32,214,780
10,301 Universal Display Corp 1,502,710
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,045,026,213
SOFTWARE & SERVICES - 19 .5%
304,784 Accenture plc 96,418,418
221,523 * Adobe, Inc 120,989,217
28,188 * Alteryx, Inc 1,168,675
34,933 * Ansys, Inc 11,950,579
28,463 * AppLovin Corp 893,738
69,435 * Atlassian Corp 12,633,004
103,148 * Autodesk, Inc 21,866,345
86,924 Bentley Systems, Inc 4,683,465
130,758 * Cadence Design Systems, Inc 30,598,680
6,171 * Ceridian HCM Holding, Inc 436,969
136,147 * Cloudflare, Inc 9,362,829
90,224 * Confluent, Inc 3,116,337
101,012 * Crowdstrike Holdings, Inc 16,329,600
133,206 * Datadog, Inc 15,547,804
96,920 * DocuSign, Inc 5,216,234
54,832 * DoubleVerify Holdings, Inc 2,308,427
111,902 * Dropbox, Inc 3,015,759
105,649 * Dynatrace, Inc 5,777,944
38,744 * Elastic NV 2,574,539
26,117 * EPAM Systems, Inc 6,184,767
11,559 * Fair Isaac Corp 9,686,095
33,916 * Five9, Inc 2,976,129
316,345 * Fortinet, Inc 24,586,333
36,908 * Gartner, Inc 13,050,300
41,926 Gen Digital, Inc 815,461
23,815 * Gitlab, Inc 1,181,938
19,933 * Globant S.A. 3,482,893

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
45,563 * GoDaddy, Inc $ 3,512,452
30,968 * HashiCorp, Inc 916,962
21,968 * HubSpot, Inc 12,753,522
2,837 * Informatica, Inc 54,016
132,130 Intuit, Inc 67,610,921
30,066 * Manhattan Associates, Inc 5,731,181
3,597,212 Microsoft Corp 1,208,375,455
31,447 * MongoDB, Inc 13,314,660
5,332 * nCino OpCo, Inc 172,490
27,157 * New Relic, Inc 2,280,645
27,297 * Nutanix, Inc 824,369
4,689 * Okta, Inc 360,397
302,301 Oracle Corp 35,438,746
896,618 * Palantir Technologies, Inc 17,788,901
144,187 * Palo Alto Networks, Inc 36,040,983
24,725 Paycom Software, Inc 9,117,591
12,365 * Paycor HCM, Inc 332,124
19,541 * Paylocity Holding Corp 4,432,876
18,974 Pegasystems, Inc 1,000,879
38,294 * Procore Technologies, Inc 2,904,600
27,735 * PTC, Inc 4,044,040
43,129 * RingCentral, Inc 1,783,815
343,978 * Salesforce, Inc 77,398,490
12,259 * SentinelOne, Inc 204,358
98,255 * ServiceNow, Inc 57,282,665
62,234 * Smartsheet, Inc 2,763,190
149,417 * Snowflake, Inc 26,552,895
78,640 * Splunk, Inc 8,519,071
73,420 * Synopsys, Inc 33,171,156
49,592 * Teradata Corp 2,819,305
13,614 * Twilio, Inc 898,932
15,353 * Tyler Technologies, Inc 6,089,460
140,411 * UiPath, Inc 2,538,631
55,176 * Unity Software, Inc 2,529,268
2,165 * VeriSign, Inc 456,707
103,003 * VMware, Inc (Class A) 16,236,363
95,403 * Workday, Inc 22,622,913
40,954 * Zscaler, Inc 6,568,203
TOTAL SOFTWARE & SERVICES 2,122,295,711
TECHNOLOGY HARDWARE & EQUIPMENT - 13 .8%
143,162 Amphenol Corp (Class A) 12,642,636
7,213,355 Apple, Inc 1,417,063,590
120,472 * Arista Networks, Inc 18,684,002
62,117 CDW Corp 11,620,227
86,028 HP, Inc 2,824,299
36,652 Jabil Inc 4,056,277
22,177 * Keysight Technologies, Inc 3,572,271
74,155 Motorola Solutions, Inc 21,255,048
49,972 National Instruments Corp 2,948,348
41,544 NetApp, Inc 3,240,847
107,241 * Pure Storage, Inc 3,966,845
823 e Ubiquiti, Inc 146,206
25,750 Vontier Corp 796,448
4,505 * Zebra Technologies Corp (Class A) 1,387,360
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,504,204,404
TELECOMMUNICATION SERVICES - 0 .0%
56,872 Iridium Communications, Inc 2,988,624
TOTAL TELECOMMUNICATION SERVICES 2,988,624
TRANSPORTATION - 1 .2%
15,137 AMERCO 865,988

Large-Cap Growth Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
117,679 * American Airlines Group, Inc $ 1,971,123
3,428 * Avis Budget Group, Inc 755,154
43,665 CH Robinson Worldwide, Inc 4,374,360
109,457 CSX Corp 3,647,107
15,998 Delta Air Lines, Inc 740,067
10,153 Expeditors International of Washington, Inc 1,292,477
7,925 JB Hunt Transport Services, Inc 1,616,224
12,720 Landstar System, Inc 2,589,665
154,654 * Lyft, Inc (Class A) 1,965,652
44,806 Old Dominion Freight Line 18,795,669
1,418 * Saia, Inc 600,013
939,070 * Uber Technologies, Inc 46,446,402
125,808 Union Pacific Corp 29,189,972
97,882 United Parcel Service, Inc (Class B) 18,316,659
TOTAL TRANSPORTATION 133,166,532
UTILITIES - 0 .0%
198,996 AES Corp 4,304,283
41,034 Vistra Energy Corp 1,151,414
TOTAL UTILITIES 5,455,697
TOTAL COMMON STOCKS 10,879,177,343
(Cost $4,299,471,052)
TOTAL LONG-TERM INVESTMENTS 10,879,177,343
(Cost $4,299,471,052)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0 .0%
$ 2,015,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 2,015,000
TOTAL REPURCHASE AGREEMENT 2,015,000
TOTAL SHORT-TERM INVESTMENTS 2,015,000
(Cost $2,015,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,621,390 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 2,621,390
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,621,390
(Cost $2,621,390)
TOTAL INVESTMENTS - 100.0% 10,883,813,733
(Cost $4,304,107,442)
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,715,170
NET ASSETS - 100.0% $ 10,885,528,903
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,892,509.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $2,015,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,055,343.

Portfolio of Investments
Large-Cap Value Index Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1 .0%
117,005 * Aptiv plc $ 12,810,877
99,930 BorgWarner, Inc 4,646,745
1,710,443 Ford Motor Co 22,594,952
606,106 General Motors Co 23,256,287
101,858 Gentex Corp 3,420,392
61,607 Harley-Davidson, Inc 2,378,646
26,073 Lear Corp 4,035,058
315,597 *,e Lucid Group, Inc 2,401,693
19,986 * Phinia, Inc 567,003
140,934 *,e QuantumScape Corp 1,875,832
230,149 *,e Rivian Automotive, Inc 6,361,318
22,845 Thor Industries, Inc 2,638,369
TOTAL AUTOMOBILES & COMPONENTS 86,987,172
BANKS - 6 .7%
3,046,001 Bank of America Corp 97,472,032
47,830 Bank OZK 2,091,606
11,727 BOK Financial Corp 1,044,641
847,869 Citigroup, Inc 40,409,437
211,040 Citizens Financial Group, Inc 6,808,150
86,944 Columbia Banking System, Inc 1,943,198
56,576 Comerica, Inc 3,052,841
50,932 Commerce Bancshares, Inc 2,708,564
24,360 Cullen/Frost Bankers, Inc 2,645,009
62,126 East West Bancorp, Inc 3,864,858
293,403 Fifth Third Bancorp 8,538,027
4,144 First Citizens Bancshares, Inc (Class A) 5,931,307
57,948 First Hawaiian, Inc 1,198,944
230,319 First Horizon National Corp 3,139,248
160,829 FNB Corp 2,057,003
635,341 Huntington Bancshares, Inc 7,776,574
1,276,431 JPMorgan Chase & Co 201,625,041
405,621 Keycorp 4,993,195
73,444 M&T Bank Corp 10,271,878
309,932 New York Community Bancorp, Inc 4,298,757
314,080 * NU Holdings Ltd 2,500,077
32,142 Pinnacle Financial Partners, Inc 2,439,578
173,808 PNC Financial Services Group, Inc 23,792,577
30,544 Popular, Inc 2,215,967
37,628 Prosperity Bancshares, Inc 2,382,605
403,985 Regions Financial Corp 8,229,174
63,268 Synovus Financial Corp 2,144,785
581,418 Truist Financial Corp 19,314,706
668,804 US Bancorp 26,538,143
74,045 Webster Financial Corp 3,503,809
1,653,980 Wells Fargo & Co 76,347,717
46,682 e Western Alliance Bancorp 2,425,130
24,965 Wintrust Financial Corp 2,106,047
62,860 Zions Bancorporation 2,404,395
TOTAL BANKS 588,215,020
CAPITAL GOODS - 9 .6%
239,799 3M Co 26,737,589
47,352 A.O. Smith Corp 3,439,176
14,365 Acuity Brands, Inc 2,373,673

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
56,569 Aecom Technology Corp $ 4,921,503
27,038 AGCO Corp 3,598,758
41,116 Air Lease Corp 1,740,851
2,844 Allegion plc 332,350
35,440 Allison Transmission Holdings, Inc 2,079,974
99,400 Ametek, Inc 15,764,840
13,694 Armstrong World Industries, Inc 1,059,368
56,429 * AZEK Co, Inc 1,760,585
210,041 * Boeing Co 50,168,293
56,484 * Builders FirstSource, Inc 8,157,984
32,704 BWX Technologies, Inc 2,256,576
21,895 Carlisle Cos, Inc 6,069,294
365,027 Carrier Global Corp 21,737,358
56,858 Caterpillar, Inc 15,077,036
422,391 CNH Industrial NV 6,065,535
36,628 * Core & Main, Inc 1,157,811
21,896 Crane Co 2,051,436
21,764 Crane Holdings Co 1,287,341
61,945 Cummins, Inc 16,155,256
17,050 Curtiss-Wright Corp 3,262,688
7,668 Deere & Co 3,294,173
30,604 Donaldson Co, Inc 1,922,849
60,272 Dover Corp 8,797,904
173,576 Eaton Corp 35,638,624
13,249 EMCOR Group, Inc 2,849,065
249,047 Emerson Electric Co 22,750,443
23,801 Esab Corp 1,635,129
61,958 Fastenal Co 3,631,358
85,655 Ferguson plc 13,843,561
58,329 Flowserve Corp 2,202,503
155,571 Fortive Corp 12,188,988
54,621 Fortune Brands Home & Security, Inc 3,881,914
49,302 * Gates Industrial Corp plc 671,493
26,279 * Generac Holdings, Inc 4,039,082
106,778 General Dynamics Corp 23,873,425
474,997 General Electric Co 54,263,657
42,675 Graco, Inc 3,385,408
51,476 *,e Hayward Holdings, Inc 687,719
1,237 HEICO Corp 217,687
3,587 HEICO Corp (Class A) 503,435
36,268 Hexcel Corp 2,563,422
252,785 Honeywell International, Inc 49,073,152
163,935 Howmet Aerospace, Inc 8,383,636
12,596 Hubbell, Inc 3,929,952
16,935 Huntington Ingalls 3,889,461
30,030 IDEX Corp 6,781,074
25,065 Illinois Tool Works, Inc 6,600,116
176,287 Ingersoll Rand, Inc 11,506,253
37,647 ITT, Inc 3,749,641
300,012 Johnson Controls International plc 20,865,835
82,796 L3Harris Technologies, Inc 15,689,014
14,245 Lennox International, Inc 5,234,183
1,567 Lincoln Electric Holdings, Inc 314,513
97,174 Masco Corp 5,896,518
27,853 * Mastec, Inc 3,279,691
91,216 MDU Resources Group, Inc 2,017,698
22,193 * Mercury Systems, Inc 842,890
22,981 * Middleby Corp 3,489,665
20,736 MSC Industrial Direct Co (Class A) 2,092,677
24,715 Nordson Corp 6,218,541
58,841 Northrop Grumman Corp 26,184,245
71,131 nVent Electric plc 3,761,407
29,495 Oshkosh Corp 2,715,605

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
170,418 Otis Worldwide Corp $ 15,501,221
38,801 Owens Corning, Inc 5,431,752
224,071 PACCAR, Inc 19,299,235
55,251 Parker-Hannifin Corp 22,653,463
71,714 Pentair plc 4,984,123
223,583 *,e Plug Power, Inc 2,933,409
45,794 Quanta Services, Inc 9,232,986
636,942 Raytheon Technologies Corp 56,006,310
12,215 * RBC Bearings, Inc 2,761,201
28,350 Regal-Beloit Corp 4,427,703
65,705 Sensata Technologies Holding plc 2,776,036
13,020 * SiteOne Landscape Supply, Inc 2,213,400
22,384 Snap-On, Inc 6,098,297
40,509 Spirit Aerosystems Holdings, Inc (Class A) 1,288,996
65,477 Stanley Black & Decker, Inc 6,499,902
92,661 * Sunrun, Inc 1,758,706
89,800 Textron, Inc 6,983,746
27,031 Timken Co 2,510,099
70,726 Trane Technologies plc 14,105,593
19,121 TransDigm Group, Inc 17,203,546
23,578 United Rentals, Inc 10,956,225
67,022 * Univar Solutions Inc 2,422,175
8,372 Valmont Industries, Inc 2,216,487
129,470 Vertiv Holdings Co 3,367,515
10,775 Watsco, Inc 4,074,997
19,117 WESCO International, Inc 3,356,372
78,909 Westinghouse Air Brake Technologies Corp 9,345,982
63,564 * WillScot Mobile Mini Holdings Corp 3,047,894
25,953 Woodward Inc 3,124,222
92,581 Xylem, Inc 10,438,508
TOTAL CAPITAL GOODS 849,632,982
COMMERCIAL & PROFESSIONAL SERVICES - 1 .1%
26,319 Automatic Data Processing, Inc 6,507,636
8,308 Broadridge Financial Solutions, Inc 1,395,079
9,750 * CACI International, Inc (Class A) 3,416,790
4,527 Cintas Corp 2,272,735
208,273 * Clarivate Analytics plc 1,980,676
22,392 * Clean Harbors, Inc 3,722,894
18,332 Concentrix Corp 1,525,956
99,611 * CoStar Group, Inc 8,364,336
25,469 * Driven Brands Holdings, Inc 658,883
109,291 Dun & Bradstreet Holdings, Inc 1,291,820
16,224 Equifax, Inc 3,310,994
11,439 * FTI Consulting, Inc 2,003,655
58,175 Genpact Ltd 2,099,536
55,882 Jacobs Solutions, Inc 7,008,162
37,167 KBR, Inc 2,285,399
58,862 Leidos Holdings, Inc 5,505,363
21,463 Manpower, Inc 1,693,001
13,229 MSA Safety, Inc 2,196,014
18,446 RB Global, Inc 1,189,398
90,605 Republic Services, Inc 13,691,322
45,443 Robert Half International, Inc 3,369,598
23,395 Science Applications International Corp 2,838,749
93,914 SS&C Technologies Holdings, Inc 5,470,490
39,894 * Stericycle, Inc 1,695,096
18,753 Tetra Tech, Inc 3,173,195
83,459 TransUnion 6,650,848
17,414 Waste Management, Inc 2,852,239
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 98,169,864

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .1%
24,450 Advance Auto Parts, Inc $ 1,818,835
14,351 * Autonation, Inc 2,310,224
1,310 * AutoZone, Inc 3,251,053
101,783 Bath & Body Works, Inc 3,772,078
72,669 Best Buy Co, Inc 6,035,160
64,437 * CarMax, Inc 5,323,141
24,381 Dick's Sporting Goods, Inc 3,437,721
222,165 eBay, Inc 9,888,564
23,279 * Etsy, Inc 2,366,310
118,031 * GameStop Corp (Class A) 2,620,288
96,775 e Gap, Inc 996,783
60,630 Genuine Parts Co 9,441,304
49,475 Kohl's Corp 1,407,564
12,083 Lithia Motors, Inc (Class A) 3,752,134
115,906 LKQ Corp 6,350,490
68,920 Lowe's Companies, Inc 16,145,888
117,837 Macy's, Inc 1,954,916
452 Murphy USA, Inc 138,778
49,299 e Nordstrom, Inc 1,139,300
18,081 * Ollie's Bargain Outlet Holdings, Inc 1,317,743
4,013 * O'Reilly Automotive, Inc 3,715,195
8,676 Penske Auto Group, Inc 1,400,480
34,977 * Petco Health & Wellness Co, Inc 285,412
5,876 * RH 2,280,887
9,728 Ross Stores, Inc 1,115,218
12,463 * Victoria's Secret & Co 255,367
22,563 *,e Wayfair, Inc 1,756,981
24,527 Williams-Sonoma, Inc 3,400,423
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 97,678,237
CONSUMER DURABLES & APPAREL - 1 .5%
27,395 Brunswick Corp 2,364,462
54,278 * Capri Holdings Ltd 2,003,401
15,043 Carter's, Inc 1,128,375
15,726 Columbia Sportswear Co 1,236,221
134,526 DR Horton, Inc 17,087,493
68,803 * Garmin Ltd 7,285,550
58,564 Hasbro, Inc 3,780,892
57,443 Leggett & Platt, Inc 1,680,782
107,521 Lennar Corp (Class A) 13,636,888
5,933 Lennar Corp (Class B) 681,761
152,090 * Mattel, Inc 3,239,517
23,423 * Mohawk Industries, Inc 2,490,802
163,608 Newell Brands Inc 1,825,865
242,105 Nike, Inc (Class B) 26,725,971
1,164 * NVR, Inc 7,340,696
21,242 Polaris Inc 2,885,513
98,439 Pulte Homes, Inc 8,307,267
27,194 PVH Corp 2,437,670
17,559 Ralph Lauren Corp 2,306,024
55,150 * Skechers U.S.A., Inc (Class A) 3,065,237
95,449 Tapestry, Inc 4,118,624
57,455 Tempur Sealy International, Inc 2,564,217
50,244 Toll Brothers, Inc 4,036,101
12,798 * TopBuild Corp 3,505,756
82,356 * Under Armour, Inc (Class A) 663,789
82,468 * Under Armour, Inc (Class C) 611,913
151,980 VF Corp 3,010,724
22,483 Whirlpool Corp 3,243,398
TOTAL CONSUMER DURABLES & APPAREL 133,264,909
CONSUMER SERVICES - 1 .6%
81,191 ADT, Inc 517,999

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
104,205 ARAMARK Holdings Corp $ 4,206,756
32,315 Boyd Gaming Corp 2,207,761
21,736 * Bright Horizons Family Solutions 2,109,044
56,520 * Caesars Entertainment, Inc 3,335,810
442,830 * Carnival Corp 8,342,917
27,810 Darden Restaurants, Inc 4,697,665
28,300 * DoorDash, Inc 2,569,357
16,635 * Expedia Group, Inc 2,038,286
9,412 * Grand Canyon Education, Inc 1,021,673
23,092 H&R Block, Inc 776,122
60,242 Hilton Worldwide Holdings, Inc 9,367,029
21,043 Hyatt Hotels Corp 2,658,783
9,727 * Las Vegas Sands Corp 581,772
16,226 Marriott Vacations Worldwide Corp 2,085,203
186,610 McDonald's Corp 54,714,052
129,616 MGM Resorts International 6,580,604
32,333 *,e Mister Car Wash, Inc 321,067
138,632 * Norwegian Cruise Line Holdings Ltd 3,059,608
71,963 * Penn National Gaming, Inc 1,891,907
19,262 * Planet Fitness, Inc 1,300,955
70,716 * Royal Caribbean Cruises Ltd 7,715,823
40,891 Service Corp International 2,725,385
17,542 Travel & Leisure Co 714,486
15,573 Vail Resorts, Inc 3,667,286
33,741 Wyndham Hotels & Resorts, Inc 2,629,099
42,146 Wynn Resorts Ltd 4,593,071
14,789 Yum! Brands, Inc 2,036,002
TOTAL CONSUMER SERVICES 138,465,522
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
161,727 Albertsons Cos, Inc 3,514,328
37,589 * BJ's Wholesale Club Holdings, Inc 2,492,526
13,775 Casey's General Stores, Inc 3,480,391
91,890 * Dollar Tree, Inc 14,181,384
37,297 * Grocery Outlet Holding Corp 1,247,585
286,383 Kroger Co 13,929,669
35,090 * Performance Food Group Co 2,096,978
98,560 * US Foods Holding Corp 4,211,469
309,665 Walgreens Boots Alliance, Inc 9,280,660
622,567 Walmart, Inc 99,523,561
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 153,958,551
ENERGY - 8 .2%
92,971 Antero Midstream Corp 1,110,074
122,179 * Antero Resources Corp 3,268,288
15,285 APA Corp 618,890
436,743 Baker Hughes Co 15,631,032
325,435 Cabot Oil & Gas Corp 8,962,480
55,209 Chesapeake Energy Corp 4,656,327
756,122 Chevron Corp 123,746,926
528,666 ConocoPhillips 62,234,562
282,151 Devon Energy Corp 15,236,154
78,313 Diamondback Energy, Inc 11,537,071
41,538 DT Midstream, Inc 2,223,114
256,147 EOG Resources, Inc 33,947,162
155,799 EQT Corp 6,571,602
1,773,632 Exxon Mobil Corp 190,204,296
317,143 Halliburton Co 12,393,948
53,105 Hess Corp 8,057,622
64,591 HF Sinclair Corp 3,364,545
844,681 Kinder Morgan, Inc 14,959,300
276,969 Marathon Oil Corp 7,275,976
193,005 Marathon Petroleum Corp 25,673,525

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
176,888 NOV, Inc $ 3,551,911
305,029 Occidental Petroleum Corp 19,256,481
182,582 ONEOK, Inc 12,240,297
58,389 Ovintiv, Inc 2,691,149
37,456 PDC Energy, Inc 2,842,536
201,767 Phillips 66 22,507,109
101,612 Pioneer Natural Resources Co 22,930,780
101,144 Range Resources Corp 3,178,956
621,145 Schlumberger Ltd 36,237,599
453,310 * Southwestern Energy Co 2,937,449
189,669 * TechnipFMC plc 3,478,529
157,567 Valero Energy Corp 20,311,962
532,653 Williams Cos, Inc 18,349,896
TOTAL ENERGY 722,187,548
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .5%
38,450 Agree Realty Corp 2,490,791
75,614 Alexandria Real Estate Equities, Inc 9,503,168
143,894 American Homes 4 Rent 5,393,147
118,545 Americold Realty Trust 3,843,229
67,085 Apartment Income REIT Corp 2,317,116
61,287 AvalonBay Communities, Inc 11,561,793
70,133 Boston Properties, Inc 4,672,962
129,336 Brixmor Property Group, Inc 2,941,101
44,838 Camden Property Trust 4,891,377
57,567 Cousins Properties, Inc 1,406,362
168,994 Crown Castle International Corp 18,300,360
97,169 CubeSmart 4,213,248
126,000 Digital Realty Trust, Inc 15,702,120
18,989 EastGroup Properties, Inc 3,364,471
33,258 EPR Properties 1,484,637
20,362 Equinix, Inc 16,491,591
51,670 Equity Lifestyle Properties, Inc 3,677,871
163,535 Equity Residential 10,783,498
27,378 Essex Property Trust, Inc 6,667,912
87,099 Extra Space Storage, Inc 12,156,407
34,761 Federal Realty Investment Trust 3,528,937
57,027 First Industrial Realty Trust, Inc 2,948,296
110,618 Gaming and Leisure Properties, Inc 5,249,930
165,364 Healthcare Realty Trust, Inc 3,229,559
230,973 Healthpeak Properties Inc 5,042,141
47,026 Highwoods Properties, Inc 1,188,347
305,540 Host Hotels and Resorts, Inc 5,621,936
270,354 Invitation Homes, Inc 9,597,567
63,209 Iron Mountain, Inc 3,881,033
49,990 Kilroy Realty Corp 1,784,643
254,090 Kimco Realty Corp 5,147,863
8,598 Lamar Advertising Co 848,623
256,456 Medical Properties Trust, Inc 2,587,641
50,763 Mid-America Apartment Communities, Inc 7,597,191
82,462 National Retail Properties, Inc 3,519,478
36,895 National Storage Affiliates Trust 1,246,682
101,196 Omega Healthcare Investors, Inc 3,228,152
107,954 Park Hotels & Resorts, Inc 1,471,413
404,306 Prologis, Inc 50,437,173
28,385 Public Storage, Inc 7,997,474
63,861 Rayonier, Inc 2,115,076
289,079 Realty Income Corp 17,625,147
73,524 Regency Centers Corp 4,818,028
86,509 Rexford Industrial Realty, Inc 4,765,781
41,732 SBA Communications Corp 9,137,221
111,784 Simon Property Group, Inc 13,928,286
62,103 Spirit Realty Capital, Inc 2,504,614

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
77,581 STAG Industrial, Inc $ 2,816,190
41,534 Sun Communities, Inc 5,411,880
133,857 UDR, Inc 5,472,074
176,195 Ventas, Inc 8,548,981
440,300 VICI Properties, Inc 13,860,644
78,622 Vornado Realty Trust 1,767,423
218,002 Welltower, Inc 17,908,864
322,551 Weyerhaeuser Co 10,986,087
91,619 WP Carey, Inc 6,187,031
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 395,870,567
FINANCIAL SERVICES - 10 .7%
15,404 Affiliated Managers Group, Inc 2,135,611
89,484 *,e Affirm Holdings, Inc 1,735,095
256,386 AGNC Investment Corp 2,612,573
116,913 Ally Financial, Inc 3,570,523
173,339 American Express Co 29,273,490
214,672 Annaly Capital Management, Inc 4,312,760
341,625 Bank of New York Mellon Corp 15,496,110
799,495 * Berkshire Hathaway, Inc (Class B) 281,390,260
64,823 BlackRock, Inc 47,894,474
147,198 * Block, Inc 11,853,855
164,296 Blue Owl Capital, Inc 2,024,127
165,718 Capital One Financial Corp 19,392,320
89,998 Carlyle Group, Inc 3,208,429
45,456 CBOE Global Markets, Inc 6,349,294
646,301 Charles Schwab Corp 42,720,496
156,524 CME Group, Inc 31,142,015
73,087 * Coinbase Global, Inc 7,207,109
63,656 Corebridge Financial, Inc 1,191,004
2,956 *,e Credit Acceptance Corp 1,645,310
111,254 Discover Financial Services 11,742,860
10,237 * Euronet Worldwide, Inc 899,525
15,724 Evercore Inc 2,123,683
259,690 Fidelity National Information Services, Inc 15,680,082
194,682 * Fiserv, Inc 24,570,815
2,174 * FleetCor Technologies, Inc 541,130
124,608 Franklin Resources, Inc 3,643,538
115,461 Global Payments, Inc 12,729,575
140,748 Goldman Sachs Group, Inc 50,087,991
19,889 Houlihan Lokey, Inc 1,985,917
43,117 Interactive Brokers Group, Inc (Class A) 3,765,408
241,538 Intercontinental Exchange Group, Inc 27,728,562
162,301 Invesco Ltd 2,726,657
252,553 iShares Russell 1000 Value Index Fund 41,264,635
21,466 Jack Henry & Associates, Inc 3,597,058
59,887 Janus Henderson Group plc 1,757,683
88,939 Jefferies Financial Group, Inc 3,272,066
214,084 KKR & Co, Inc 12,712,308
47,282 Lazard Ltd (Class A) 1,659,598
123,081 MGIC Investment Corp 2,060,376
6,616 Moody's Corp 2,333,794
524,155 Morgan Stanley 47,991,632
16,804 MSCI, Inc (Class A) 9,209,936
149,690 Nasdaq Inc 7,557,848
217,058 New Residential Investment Corp 2,187,945
88,552 Northern Trust Corp 7,094,786
51,106 OneMain Holdings, Inc 2,324,301
45,648 * PayPal Holdings, Inc 3,461,031
84,471 Raymond James Financial, Inc 9,297,723
289,091 * Robinhood Markets, Inc 3,717,710
44,660 *,e Rocket Cos, Inc 488,134
128,293 S&P Global, Inc 50,612,871

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
44,993 SEI Investments Co $ 2,834,109
63,127 SLM Corp 1,021,395
396,348 *,e SoFi Technologies, Inc 4,538,185
127,534 Starwood Property Trust, Inc 2,645,055
144,270 State Street Corp 10,450,919
43,550 Stifel Financial Corp 2,767,167
189,254 Synchrony Financial 6,536,833
96,878 T Rowe Price Group, Inc 11,941,182
25,692 TFS Financial Corp 372,791
19,684 e TPG, Inc 579,300
32,382 Tradeweb Markets, Inc 2,648,524
750 e UWM Holdings Corp 4,920
40,188 Virtu Financial, Inc 745,889
42,571 Voya Financial, Inc 3,161,322
137,904 Western Union Co 1,679,671
10,013 * WEX, Inc 1,895,962
131,613 * XP, Inc 3,554,867
TOTAL FINANCIAL SERVICES 943,360,124
FOOD, BEVERAGE & TOBACCO - 4 .5%
778,547 Altria Group, Inc 35,361,605
237,181 Archer-Daniels-Midland Co 20,150,898
309 * Boston Beer Co, Inc (Class A) 114,775
4,355 Brown-Forman Corp (Class A) 313,168
16,370 Brown-Forman Corp (Class B) 1,155,722
64,537 Bunge Ltd 7,013,236
81,831 Campbell Soup Co 3,749,496
855,730 Coca-Cola Co 52,995,359
205,059 ConAgra Brands, Inc 6,727,986
60,329 Constellation Brands, Inc (Class A) 16,457,751
68,475 * Darling International, Inc 4,741,894
80,810 Flowers Foods, Inc 1,996,815
14,305 * Freshpet, Inc 1,051,990
256,610 General Mills, Inc 19,179,031
16,165 Hershey Co 3,739,126
124,707 Hormel Foods Corp 5,098,022
30,058 Ingredion, Inc 3,344,253
44,559 J.M. Smucker Co 6,712,813
115,278 Kellogg Co 7,710,945
418,557 Keurig Dr Pepper, Inc 14,235,124
352,981 Kraft Heinz Co 12,770,853
2,952 Lamb Weston Holdings, Inc 305,916
110,589 McCormick & Co, Inc 9,895,504
75,538 Molson Coors Brewing Co (Class B) 5,270,286
592,650 Mondelez International, Inc 43,933,144
185,513 PepsiCo, Inc 34,776,267
676,616 Philip Morris International, Inc 67,472,148
17,742 * Pilgrim's Pride Corp 439,469
24,114 * Post Holdings, Inc 2,056,924
48 Seaboard Corp 173,040
119,055 Tyson Foods, Inc (Class A) 6,633,745
TOTAL FOOD, BEVERAGE & TOBACCO 395,577,305
HEALTH CARE EQUIPMENT & SERVICES - 6 .5%
707,345 Abbott Laboratories 78,748,719
40,899 * Acadia Healthcare Co, Inc 3,232,248
15,987 *,e agilon health, Inc 306,151
13,900 * Amedisys, Inc 1,262,676
218,521 Baxter International, Inc 9,883,705
123,519 Becton Dickinson & Co 34,414,864
625,785 * Boston Scientific Corp 32,446,952
54,416 Cardinal Health, Inc 4,977,432
240,011 * Centene Corp 16,342,349

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
32,917 * Certara, Inc $ 640,894
1,703 Chemed Corp 887,416
117,847 Cigna Corp 34,776,650
21,496 Cooper Cos, Inc 8,410,525
558,264 CVS Health Corp 41,696,738
93,497 Dentsply Sirona, Inc 3,881,995
29,602 * Doximity, Inc 1,057,679
89,565 Elevance Health, Inc 42,241,541
39,515 Encompass Health Corp 2,609,175
23,043 * Enovis Corp 1,472,448
69,429 * Envista Holdings Corp 2,389,052
38,242 * Fortrea Holdings, Inc 1,222,214
158,290 GE HealthCare Technologies, Inc 12,346,620
33,256 * Globus Medical, Inc 2,004,339
70,785 HCA Healthcare, Inc 19,310,856
56,318 * Henry Schein, Inc 4,437,295
108,253 * Hologic, Inc 8,597,453
31,028 Humana, Inc 14,174,521
8,735 * ICU Medical, Inc 1,556,402
30,512 * Integra LifeSciences Holdings Corp 1,387,381
38,242 Laboratory Corp of America Holdings 8,181,111
37,149 McKesson Corp 14,948,758
579,152 Medtronic plc 50,826,380
11,385 * Molina Healthcare, Inc 3,466,619
51,297 Premier, Inc 1,423,492
66,048 * Project Roadrunner Parent, Inc 1,141,309
50,014 Quest Diagnostics, Inc 6,762,393
23,974 * QuidelOrtho Corp 2,094,369
42,872 STERIS plc 9,669,780
115,523 Stryker Corp 32,740,373
24,078 * Tandem Diabetes Care, Inc 840,804
65,156 * Teladoc, Inc 1,939,694
20,299 Teleflex, Inc 5,098,500
43,613 * Tenet Healthcare Corp 3,259,199
64,427 UnitedHealth Group, Inc 32,623,900
26,183 Universal Health Services, Inc (Class B) 3,638,390
92,146 Zimmer Biomet Holdings, Inc 12,729,970
TOTAL HEALTH CARE EQUIPMENT & SERVICES 578,101,331
HOUSEHOLD & PERSONAL PRODUCTS - 2 .0%
10,982 Church & Dwight Co, Inc 1,050,648
357,564 Colgate-Palmolive Co 27,267,831
153,022 * Coty, Inc 1,842,385
68,098 Estee Lauder Cos (Class A) 12,257,640
8,104 Kimberly-Clark Corp 1,046,226
56,282 * Olaplex Holdings, Inc 202,615
835,891 Procter & Gamble Co 130,649,763
20,891 Reynolds Consumer Products, Inc 578,263
17,483 Spectrum Brands Holdings, Inc 1,370,842
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 176,266,213
INSURANCE - 3 .7%
263,092 Aflac, Inc 19,032,075
113,392 Allstate Corp 12,777,011
31,435 American Financial Group, Inc 3,822,810
321,565 American International Group, Inc 19,383,938
88,110 Aon plc 28,063,035
132,807 * Arch Capital Group Ltd 10,317,776
87,345 Arthur J. Gallagher & Co 18,761,706
22,825 Assurant, Inc 3,070,191
25,181 Assured Guaranty Ltd 1,505,320
34,337 Axis Capital Holdings Ltd 1,892,655
25,857 * Brighthouse Financial, Inc 1,347,925

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
62,509 Brown & Brown, Inc $ 4,403,759
179,619 Chubb Ltd 36,715,920
68,091 Cincinnati Financial Corp 7,325,230
9,679 CNA Financial Corp 379,030
15,823 Everest Re Group Ltd 5,704,350
112,107 Fidelity National Financial Inc 4,391,231
44,362 First American Financial Corp 2,811,664
38,224 Globe Life, Inc 4,287,586
15,391 Hanover Insurance Group, Inc 1,746,571
131,639 Hartford Financial Services Group, Inc 9,462,211
26,911 Kemper Corp 1,371,654
69,303 Lincoln National Corp 1,943,256
81,805 Loews Corp 5,125,083
5,679 * Markel Corp 8,232,903
43,671 Marsh & McLennan Cos, Inc 8,228,490
279,662 Metlife, Inc 17,610,316
122,698 Old Republic International Corp 3,382,784
5,501 Primerica, Inc 1,170,063
106,979 Principal Financial Group 8,544,413
63,447 Progressive Corp 7,993,053
158,688 Prudential Financial, Inc 15,311,805
29,714 Reinsurance Group of America, Inc (Class A) 4,170,360
15,596 RenaissanceRe Holdings Ltd 2,912,709
13,535 RLI Corp 1,805,704
100,839 Travelers Cos, Inc 17,405,820
86,484 Unum Group 4,203,987
92,563 W.R. Berkley Corp 5,710,211
1,137 White Mountains Insurance Group Ltd 1,758,962
41,399 Willis Towers Watson plc 8,748,851
TOTAL INSURANCE 322,832,418
MATERIALS - 4 .9%
96,679 Air Products & Chemicals, Inc 29,518,999
51,515 Albemarle Corp 10,935,604
78,103 Alcoa Corp 2,826,548
639,570 Amcor plc 6,561,988
28,263 Aptargroup, Inc 3,432,824
10,402 *,† Ardagh Group S.A. 61,684
20,707 e Ardagh Metal Packaging S.A. 78,272
21,650 Ashland Global Holdings, Inc 1,977,944
23,415 Avery Dennison Corp 4,308,594
85,369 * Axalta Coating Systems Ltd 2,731,808
133,158 Ball Corp 7,815,043
52,470 Berry Global Group, Inc 3,440,458
42,709 Celanese Corp (Series A) 5,355,282
84,497 CF Industries Holdings, Inc 6,935,514
64,223 Chemours Co 2,374,967
218,705 * Cleveland-Cliffs, Inc 3,860,143
311,860 Corteva, Inc 17,598,260
45,840 Crown Holdings, Inc 4,252,118
305,990 Dow, Inc 17,279,255
201,975 DuPont de Nemours, Inc 15,679,319
6,348 Eagle Materials, Inc 1,170,381
52,107 Eastman Chemical Co 4,459,317
23,849 Ecolab, Inc 4,367,706
96,428 Element Solutions, Inc 2,021,131
45,923 FMC Corp 4,419,170
622,809 Freeport-McMoRan, Inc (Class B) 27,808,422
602,942 *,e Ginkgo Bioworks Holdings, Inc 1,513,384
61,178 Graphic Packaging Holding Co 1,480,508
78,504 Huntsman Corp 2,337,064
112,771 International Flavors & Fragrances, Inc 9,541,554
152,293 International Paper Co 5,491,686

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
193,808 Linde plc $ 75,714,971
28,978 Louisiana-Pacific Corp 2,206,095
111,844 LyondellBasell Industries NV 11,056,898
27,255 Martin Marietta Materials, Inc 12,168,267
143,017 Mosaic Co 5,829,373
44,935 * MP Materials Corp 1,071,700
2,846 NewMarket Corp 1,285,538
349,954 Newmont Goldcorp Corp 15,020,026
110,054 Nucor Corp 18,939,193
58,031 Olin Corp 3,347,228
38,236 Packaging Corp of America 5,863,491
77,369 PPG Industries, Inc 11,133,399
25,555 Reliance Steel & Aluminum Co 7,484,037
28,915 Royal Gold, Inc 3,473,848
44,459 RPM International, Inc 4,593,059
27,768 Sealed Air Corp 1,266,776
17,178 Sherwin-Williams Co 4,749,717
38,527 Silgan Holdings, Inc 1,689,409
42,180 Sonoco Products Co 2,473,435
92,143 SSR Mining, Inc 1,341,602
69,431 Steel Dynamics, Inc 7,399,956
94,528 United States Steel Corp 2,410,464
54,722 Valvoline, Inc 2,077,794
44,669 Vulcan Materials Co 9,849,515
14,342 Westlake Chemical Corp 1,972,025
109,771 WestRock Co 3,654,277
TOTAL MATERIALS 429,707,040
MEDIA & ENTERTAINMENT - 3 .3%
339,703 Activision Blizzard, Inc 31,510,850
188,825 *,e AMC Entertainment Holdings, Inc 938,460
2,263 Cable One, Inc 1,638,276
1,803,147 Comcast Corp (Class A) 81,610,433
136,637 * DISH Network Corp (Class A) 1,083,531
119,958 Electronic Arts, Inc 16,356,273
130,470 Fox Corp (Class A) 4,364,222
62,899 Fox Corp (Class B) 1,975,658
32,638 * IAC 2,271,605
168,346 Interpublic Group of Cos, Inc 5,762,484
4,845 * Liberty Broadband Corp (Class A) 430,381
39,908 * Liberty Broadband Corp (Class C) 3,557,000
11,446 * Liberty Media Group (Class A) 735,749
83,812 * Liberty Media Group (Class C) 6,084,751
32,084 * Liberty SiriusXM Group (Class A) 1,017,063
66,350 * Liberty SiriusXM Group (Class C) 2,111,921
52,346 * Live Nation, Inc 4,593,362
8,031 Madison Square Garden Co 1,708,595
12,546 * Match Group, Inc 583,514
69,773 New York Times Co (Class A) 2,843,947
165,054 News Corp (Class A) 3,271,370
52,800 News Corp (Class B) 1,061,808
9,713 Nexstar Media Group Inc 1,813,611
85,279 Omnicom Group, Inc 7,216,309
895 Paramount Global (Class A) 17,238
248,049 Paramount Global (Class B) 3,976,225
46,648 * Roku, Inc 4,490,803
273,557 e Sirius XM Holdings, Inc 1,395,141
72,647 * Take-Two Interactive Software, Inc 11,110,632
52,789 * TripAdvisor, Inc 984,515
800,322 * Walt Disney Co 71,140,623
971,730 * Warner Bros Discovery, Inc 12,700,511

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
65,101 * ZoomInfo Technologies, Inc $ 1,664,633
TOTAL MEDIA & ENTERTAINMENT 292,021,494
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
23,875 Agilent Technologies, Inc 2,907,259
10,541 * Alnylam Pharmaceuticals, Inc 2,059,711
74,838 Amgen, Inc 17,523,318
291,597 * Avantor, Inc 5,998,150
62,990 * Biogen, Inc 17,019,268
71,333 * BioMarin Pharmaceutical, Inc 6,272,311
9,159 * Bio-Rad Laboratories, Inc (Class A) 3,712,692
3,833 Bio-Techne Corp 319,672
916,571 Bristol-Myers Squibb Co 57,001,551
32,193 * Brooks Automation, Inc 1,512,427
77,715 * Catalent, Inc 3,770,732
21,931 * Charles River Laboratories International, Inc 4,595,422
287,017 Danaher Corp 73,206,556
219,064 * Elanco Animal Health, Inc 2,644,102
50,386 * Exact Sciences Corp 4,914,650
36,303 * Exelixis, Inc 715,532
544,938 Gilead Sciences, Inc 41,491,579
11,232 * Horizon Therapeutics Plc 1,126,233
29,976 * ICON plc 7,536,266
47,982 * Illumina, Inc 9,219,741
20,871 * Incyte Corp 1,329,900
9,564 * Ionis Pharmaceuticals, Inc 396,237
5,819 * IQVIA Holdings, Inc 1,302,059
12,714 * Jazz Pharmaceuticals plc 1,658,160
1,135,877 Johnson & Johnson 190,293,474
1,629 * Karuna Therapeutics, Inc 325,425
19,978 * Maravai LifeSciences Holdings, Inc 225,951
906,229 Merck & Co, Inc 96,649,323
18,705 * Mirati Therapeutics, Inc 566,200
147,036 * Moderna, Inc 17,300,256
108,299 Organon & Co 2,380,412
55,803 PerkinElmer, Inc 6,860,979
57,937 Perrigo Co plc 2,122,812
2,464,014 Pfizer, Inc 88,852,345
100,669 * QIAGEN NV 4,713,323
42,099 * Regeneron Pharmaceuticals, Inc 31,233,669
13,387 * Repligen Corp 2,296,674
23,076 * Roivant Sciences Ltd 276,451
162,211 Royalty Pharma plc 5,090,181
12,671 * Sotera Health Co 240,496
44,567 * Syneos Health, Inc 1,890,086
64,591 Thermo Fisher Scientific, Inc 35,438,498
20,109 * United Therapeutics Corp 4,880,856
9,319 * Vertex Pharmaceuticals, Inc 3,283,456
511,473 Viatris, Inc 5,385,811
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 768,540,206
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
136,390 * CBRE Group, Inc 11,362,651
15,152 * Howard Hughes Corp 1,279,283
20,990 * Jones Lang LaSalle, Inc 3,495,885
23,759 * Zillow Group, Inc (Class A) 1,264,454
69,000 * Zillow Group, Inc (Class C) 3,737,040
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 21,139,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .8%
301,252 * Advanced Micro Devices, Inc 34,463,229
220,385 Analog Devices, Inc 43,973,419
57,971 Applied Materials, Inc 8,787,824

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
23,850 * Cirrus Logic, Inc $ 1,927,080
61,179 Entegris, Inc 6,711,948
45,758 * First Solar, Inc 9,490,209
33,890 *,e GLOBALFOUNDRIES, Inc 2,158,454
1,828,245 Intel Corp 65,396,324
3,076 Lam Research Corp 2,210,075
369,485 Marvell Technology, Inc 24,064,558
66,737 Microchip Technology, Inc 6,269,274
476,544 Micron Technology, Inc 34,020,476
28,675 MKS Instruments, Inc 3,130,450
188,563 * ON Semiconductor Corp 20,317,663
43,786 * Qorvo, Inc 4,817,336
61,790 QUALCOMM, Inc 8,166,784
70,530 Skyworks Solutions, Inc 8,066,516
11,249 Teradyne, Inc 1,270,462
234,282 Texas Instruments, Inc 42,170,760
11,062 Universal Display Corp 1,613,725
55,969 *,e Wolfspeed, Inc 3,688,357
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 332,714,923
SOFTWARE & SERVICES - 2 .9%
66,504 * Akamai Technologies, Inc 6,284,628
52,369 Amdocs Ltd 4,903,833
6,566 * Ansys, Inc 2,246,229
73,132 * AppLovin Corp 2,296,345
12,056 * Aspen Technology, Inc 2,151,996
6,061 Bentley Systems, Inc 326,567
44,668 * Bill.Com Holdings, Inc 5,598,687
66,993 * Black Knight, Inc 4,710,948
86,910 * CCC Intelligent Solutions Holdings, Inc 957,748
58,254 * Ceridian HCM Holding, Inc 4,124,966
222,698 Cognizant Technology Solutions Corp (Class A) 14,704,749
25,390 Dolby Laboratories, Inc (Class A) 2,249,808
15,720 * Dropbox, Inc 423,654
100,345 * DXC Technology Co 2,774,539
202,050 Gen Digital, Inc 3,929,872
26,252 * GoDaddy, Inc 2,023,767
35,814 * Guidewire Software, Inc 3,037,743
12,678 * HashiCorp, Inc 375,396
15,255 * Informatica, Inc 290,455
396,193 International Business Machines Corp 57,123,107
90,532 * Kyndryl Holdings, Inc 1,236,667
27,456 * nCino OpCo, Inc 888,202
60,343 * NCR Corp 1,622,020
75,136 * Nutanix, Inc 2,269,107
61,571 * Okta, Inc 4,732,347
390,496 Oracle Corp 45,777,846
12,937 * Paycor HCM, Inc 347,488
22,414 * PTC, Inc 3,268,185
46,125 Roper Technologies, Inc 22,741,931
101,661 * Salesforce, Inc 22,874,742
70,425 * SentinelOne, Inc 1,173,985
61,085 * Twilio, Inc 4,033,442
4,389 * Tyler Technologies, Inc 1,740,809
37,819 * UiPath, Inc 683,767
75,263 * Unity Software, Inc 3,450,056
38,179 * VeriSign, Inc 8,053,860
106,849 * Zoom Video Communications, Inc 7,837,374
TOTAL SOFTWARE & SERVICES 253,266,865
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
127,671 Amphenol Corp (Class A) 11,274,626
24,940 * Arrow Electronics, Inc 3,554,948

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
40,868 Avnet, Inc $ 1,982,098
3,389 CDW Corp 633,980
62,624 * Ciena Corp 2,642,733
1,792,849 Cisco Systems, Inc 93,299,862
74,637 Cognex Corp 4,076,673
51,494 * Coherent Corp 2,438,756
328,797 Corning, Inc 11,159,370
25,784 * F5 Networks, Inc 4,080,060
570,126 Hewlett Packard Enterprise Co 9,908,790
303,879 HP, Inc 9,976,348
12,912 * IPG Photonics Corp 1,697,282
20,789 Jabil Inc 2,300,719
139,286 Juniper Networks, Inc 3,872,151
57,069 * Keysight Technologies, Inc 9,192,675
10,984 Littelfuse, Inc 3,345,726
29,442 *,e Lumentum Holdings, Inc 1,541,583
5,716 Motorola Solutions, Inc 1,638,377
12,342 National Instruments Corp 728,178
55,645 NetApp, Inc 4,340,866
26,492 * Pure Storage, Inc 979,939
17,957 SYNNEX Corp 1,772,535
20,140 * Teledyne Technologies, Inc 7,744,434
105,181 * Trimble Inc 5,658,738
1,001 e Ubiquiti, Inc 177,828
30,175 * Viasat, Inc 933,615
44,511 Vontier Corp 1,376,725
140,623 * Western Digital Corp 5,984,915
18,139 * Zebra Technologies Corp (Class A) 5,586,086
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 213,900,616
TELECOMMUNICATION SERVICES - 1 .6%
3,138,061 AT&T, Inc 45,564,646
106,467 * Frontier Communications Parent, Inc 1,938,764
43,240 *,† GCI Liberty, Inc 0
3,449 Iridium Communications, Inc 181,245
236,572 * T-Mobile US, Inc 32,592,524
1,842,034 Verizon Communications, Inc 62,776,519
TOTAL TELECOMMUNICATION SERVICES 143,053,698
TRANSPORTATION - 2 .6%
53,321 * Alaska Air Group, Inc 2,593,000
21,489 AMERCO 1,229,386
3,876 e Amerco, Inc 235,893
187,832 * American Airlines Group, Inc 3,146,186
5,792 * Avis Budget Group, Inc 1,275,920
10,978 CH Robinson Worldwide, Inc 1,099,776
794,025 CSX Corp 26,456,913
263,257 Delta Air Lines, Inc 12,178,269
59,570 Expeditors International of Washington, Inc 7,583,261
101,084 FedEx Corp 27,287,626
50,557 * GXO Logistics, Inc 3,390,858
58,092 * Hertz Global Holdings, Inc 978,850
28,566 JB Hunt Transport Services, Inc 5,825,750
26,015 * Kirby Corp 2,119,702
69,889 Knight-Swift Transportation Holdings, Inc 4,245,757
3,151 Landstar System, Inc 641,512
99,136 Norfolk Southern Corp 23,157,178
2,943 Old Dominion Freight Line 1,234,559
18,732 Ryder System, Inc 1,913,474
10,213 * Saia, Inc 4,321,529
21,540 Schneider National, Inc 663,647
256,067 Southwest Airlines Co 8,747,249
151,985 Union Pacific Corp 35,263,560

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
141,114 * United Airlines Holdings Inc $ 7,663,901
228,205 United Parcel Service, Inc (Class B) 42,704,002
49,216 * XPO Logistics, Inc 3,407,716
TOTAL TRANSPORTATION 229,365,474
UTILITIES - 5 .1%
112,290 AES Corp 2,428,833
110,517 Alliant Energy Corp 5,939,183
113,723 Ameren Corp 9,742,649
225,111 American Electric Power Co, Inc 19,075,906
85,517 American Water Works Co, Inc 12,607,771
61,874 Atmos Energy Corp 7,530,684
30,989 Avangrid, Inc 1,149,072
55,506 e Brookfield Renewable Corp 1,730,122
272,803 Centerpoint Energy, Inc 8,208,642
14,977 Clearway Energy, Inc (Class A) 369,483
35,390 Clearway Energy, Inc (Class C) 934,650
126,401 CMS Energy Corp 7,719,309
152,230 Consolidated Edison, Inc 14,440,538
141,135 Constellation Energy Corp 13,640,698
365,291 Dominion Energy, Inc 19,561,333
89,059 DTE Energy Co 10,179,444
338,509 Duke Energy Corp 31,691,213
162,984 Edison International 11,728,329
91,496 Entergy Corp 9,396,639
105,233 Essential Utilities Inc 4,450,303
96,240 Evergy, Inc 5,771,513
150,591 Eversource Energy 10,892,247
434,782 Exelon Corp 18,199,974
235,412 FirstEnergy Corp 9,272,879
48,571 Hawaiian Electric Industries, Inc 1,864,641
22,747 Idacorp, Inc 2,338,846
39,220 National Fuel Gas Co 2,082,974
882,701 NextEra Energy, Inc 64,701,983
176,507 NiSource, Inc 4,913,955
100,412 NRG Energy, Inc 3,814,652
91,965 OGE Energy Corp 3,324,535
775,704 *,b PG&E Corp 13,660,147
50,089 Pinnacle West Capital Corp 4,148,371
328,786 PPL Corp 9,051,479
218,208 Public Service Enterprise Group, Inc 13,773,289
137,594 Sempra Energy 20,504,258
478,261 Southern Co 34,597,401
90,502 UGI Corp 2,442,649
115,012 Vistra Energy Corp 3,227,237
138,695 WEC Energy Group, Inc 12,463,133
240,426 Xcel Energy, Inc 15,081,923
TOTAL UTILITIES 448,652,887
TOTAL COMMON STOCKS 8,812,930,279
(Cost $6,423,835,615)
TOTAL LONG-TERM INVESTMENTS 8,812,930,279
(Cost $6,423,835,615)

Large-Cap Value Index Fund July 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 6,685,000 r Fixed Income Clearing Corp (FICC) 5 .300% 08/01/23 $ 6,685,000
TOTAL REPURCHASE AGREEMENT 6,685,000
TOTAL SHORT-TERM INVESTMENTS 6,685,000
(Cost $6,685,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
20,660,748 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .340 20,660,748
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 20,660,748
(Cost $20,660,748)
TOTAL INVESTMENTS - 100.2% 8,840,276,027
(Cost $6,451,181,363)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (20,113,844)
NET ASSETS - 100.0% $ 8,820,162,183
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,228,675.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $6,685,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $6,818,715.

Portfolio of Investments
S&P 500 Index Fund July 31, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.3%
59,391 * Aptiv plc $ 6,502,721
52,065 BorgWarner, Inc 2,421,023
879,606 Ford Motor Co 11,619,595
312,277 General Motors Co 11,982,068
601,801 * Tesla, Inc 160,939,641
TOTAL AUTOMOBILES & COMPONENTS 193,465,048
BANKS - 3.2%
1,547,741 Bank of America Corp 49,527,712
436,701 Citigroup, Inc 20,813,170
113,925 Citizens Financial Group, Inc 3,675,221
27,942 Comerica, Inc 1,507,750
153,792 Fifth Third Bancorp 4,475,347
311,014 Huntington Bancshares, Inc 3,806,812
653,197 JPMorgan Chase & Co 103,178,998
214,546 Keycorp 2,641,061
36,834 M&T Bank Corp 5,151,603
88,007 PNC Financial Services Group, Inc 12,047,278
199,876 Regions Financial Corp 4,071,474
295,014 Truist Financial Corp 9,800,365
310,627 US Bancorp 12,325,680
836,983 Wells Fargo & Co 38,635,135
40,503 Zions Bancorporation 1,549,240
TOTAL BANKS 273,206,846
CAPITAL GOODS - 5.6%
124,772 3M Co 13,912,078
28,784 A.O. Smith Corp 2,090,582
20,001 Allegion plc 2,337,317
52,554 Ametek, Inc 8,335,064
15,951 * Axon Enterprise, Inc 2,965,769
126,663 * Boeing Co 30,253,458
185,057 Carrier Global Corp 11,020,144
114,320 Caterpillar, Inc 30,314,234
31,374 Cummins, Inc 8,182,339
60,147 Deere & Co 25,839,151
30,594 Dover Corp 4,465,806
88,887 Eaton Corp 18,250,279
125,487 Emerson Electric Co 11,463,237
129,465 Fastenal Co 7,587,944
79,989 Fortive Corp 6,267,138
13,740 * Generac Holdings, Inc 2,111,838
50,197 General Dynamics Corp 11,223,045
244,330 General Electric Co 27,912,259
148,291 Honeywell International, Inc 28,787,732
80,578 Howmet Aerospace, Inc 4,120,759
9,115 Huntington Ingalls 2,093,442
17,234 IDEX Corp 3,891,610
60,911 Illinois Tool Works, Inc 16,039,084
90,592 Ingersoll Rand, Inc 5,912,940
151,546 Johnson Controls International plc 10,540,024
42,744 L3Harris Technologies, Inc 8,099,561
49,921 Lockheed Martin Corp 22,283,237
50,263 Masco Corp 3,049,959
11,959 Nordson Corp 3,009,004

S&P 500 Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
32,136 Northrop Grumman Corp $ 14,300,520
92,460 Otis Worldwide Corp 8,410,162
116,575 PACCAR, Inc 10,040,605
28,097 Parker-Hannifin Corp 11,520,051
38,310 Pentair plc 2,662,545
32,747 Quanta Services, Inc 6,602,450
325,868 Raytheon Technologies Corp 28,653,573
25,751 Rockwell Automation, Inc 8,659,804
11,791 Snap-On, Inc 3,212,340
33,291 Stanley Black & Decker, Inc 3,304,798
47,083 Textron, Inc 3,661,645
50,236 Trane Technologies plc 10,019,068
11,648 TransDigm Group, Inc 10,479,939
15,199 United Rentals, Inc 7,062,671
9,999 W.W. Grainger, Inc 7,384,161
41,302 Westinghouse Air Brake Technologies Corp 4,891,809
53,308 Xylem, Inc 6,010,477
TOTAL CAPITAL GOODS 479,235,652
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
92,182 Automatic Data Processing, Inc 22,792,921
25,548 Broadridge Financial Solutions, Inc 4,290,020
19,471 Cintas Corp 9,775,221
97,055 * Copart, Inc 8,578,691
92,658 * CoStar Group, Inc 7,780,492
26,832 Equifax, Inc 5,475,875
28,858 Jacobs Solutions, Inc 3,619,082
30,977 Leidos Holdings, Inc 2,897,279
70,356 Paychex, Inc 8,827,567
46,832 Republic Services, Inc 7,076,783
25,787 Robert Half International, Inc 1,912,106
55,865 Rollins, Inc 2,280,968
32,090 Verisk Analytics, Inc 7,346,685
82,920 Waste Management, Inc 13,581,467
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 106,235,157
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
16,542 Advance Auto Parts, Inc 1,230,559
1,994,104 * Amazon.com, Inc 266,571,823
4,048 * AutoZone, Inc 10,046,003
55,277 Bath & Body Works, Inc 2,048,566
43,667 Best Buy Co, Inc 3,626,544
36,456 * CarMax, Inc 3,011,630
117,641 eBay, Inc 5,236,201
27,111 * Etsy, Inc 2,755,833
30,949 Genuine Parts Co 4,819,378
226,232 Home Depot, Inc 75,525,291
57,822 LKQ Corp 3,168,067
132,802 Lowe's Companies, Inc 31,111,525
13,658 * O'Reilly Automotive, Inc 12,644,440
8,446 Pool Corp 3,249,514
75,563 Ross Stores, Inc 8,662,542
256,819 TJX Companies, Inc 22,222,548
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 455,930,464
CONSUMER DURABLES & APPAREL - 0.8%
68,347 DR Horton, Inc 8,681,436
32,958 * Garmin Ltd 3,489,923
29,859 Hasbro, Inc 1,927,697
56,613 Lennar Corp (Class A) 7,180,227
13,722 * Mohawk Industries, Inc 1,459,198
109,699 Newell Brands Inc 1,224,241
273,713 Nike, Inc (Class B) 30,215,178

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
682 * NVR, Inc $ 4,300,992
49,766 Pulte Homes, Inc 4,199,753
8,840 Ralph Lauren Corp 1,160,957
51,575 Tapestry, Inc 2,225,461
84,889 VF Corp 1,681,651
12,921 Whirlpool Corp 1,863,983
TOTAL CONSUMER DURABLES & APPAREL 69,610,697
CONSUMER SERVICES - 2.0%
8,289 * Booking Holdings, Inc 24,624,961
46,453 * Caesars Entertainment, Inc 2,741,656
217,959 * Carnival Corp 4,106,347
6,213 * Chipotle Mexican Grill, Inc (Class A) 12,191,646
26,503 Darden Restaurants, Inc 4,476,887
8,166 Domino's Pizza, Inc 3,239,779
31,628 * Expedia Group, Inc 3,875,379
58,405 Hilton Worldwide Holdings, Inc 9,081,393
75,274 * Las Vegas Sands Corp 4,502,138
59,059 Marriott International, Inc (Class A) 11,918,697
163,228 McDonald's Corp 47,858,450
67,636 MGM Resorts International 3,433,880
95,480 * Norwegian Cruise Line Holdings Ltd 2,107,244
48,039 * Royal Caribbean Cruises Ltd 5,241,535
255,376 Starbucks Corp 25,938,540
22,831 Wynn Resorts Ltd 2,488,122
60,933 Yum! Brands, Inc 8,388,646
TOTAL CONSUMER SERVICES 176,215,300
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
99,124 Costco Wholesale Corp 55,575,853
47,520 Dollar General Corp 8,024,227
47,315 * Dollar Tree, Inc 7,302,124
147,727 Kroger Co 7,185,441
113,112 SYSCO Corp 8,631,577
103,018 Target Corp 14,058,867
160,664 Walgreens Boots Alliance, Inc 4,815,100
313,778 Walmart, Inc 50,160,551
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 155,753,740
ENERGY - 4.2%
77,199 APA Corp 3,125,788
232,558 Baker Hughes Co 8,323,251
180,055 Cabot Oil & Gas Corp 4,958,715
389,411 Chevron Corp 63,731,004
268,777 ConocoPhillips 31,640,429
139,774 Devon Energy Corp 7,547,796
39,723 Diamondback Energy, Inc 5,851,992
128,870 EOG Resources, Inc 17,079,141
82,836 EQT Corp 3,494,023
903,635 Exxon Mobil Corp 96,905,817
192,855 Halliburton Co 7,536,773
61,669 Hess Corp 9,357,037
439,836 Kinder Morgan, Inc 7,789,496
143,020 Marathon Oil Corp 3,757,135
94,157 Marathon Petroleum Corp 12,524,764
159,324 Occidental Petroleum Corp 10,058,124
98,924 ONEOK, Inc 6,631,865
102,361 Phillips 66 11,418,370
52,153 Pioneer Natural Resources Co 11,769,368
318,165 Schlumberger Ltd 18,561,746
50,387 Targa Resources Investments, Inc 4,131,230
80,251 Valero Energy Corp 10,345,156

S&P 500 Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
272,013 Williams Cos, Inc $ 9,370,848
TOTAL ENERGY 365,909,868
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
35,392 Alexandria Real Estate Equities, Inc 4,448,066
103,855 American Tower Corp 19,764,645
31,453 AvalonBay Communities, Inc 5,933,608
34,520 Boston Properties, Inc 2,300,068
24,314 Camden Property Trust 2,652,414
97,113 Crown Castle International Corp 10,516,367
64,466 Digital Realty Trust, Inc 8,033,753
20,718 Equinix, Inc 16,779,923
74,560 Equity Residential 4,916,486
14,829 Essex Property Trust, Inc 3,611,603
47,181 Extra Space Storage, Inc 6,585,052
16,965 Federal Realty Investment Trust 1,722,287
130,216 Healthpeak Properties Inc 2,842,615
164,177 Host Hotels and Resorts, Inc 3,020,857
128,689 Invitation Homes, Inc 4,568,459
67,027 Iron Mountain, Inc 4,115,458
142,558 Kimco Realty Corp 2,888,225
25,592 Mid-America Apartment Communities, Inc 3,830,099
205,165 d Prologis, Inc 25,594,334
35,075 Public Storage, Inc 9,882,381
149,208 Realty Income Corp 9,097,212
37,155 Regency Centers Corp 2,434,767
24,224 SBA Communications Corp 5,303,845
71,445 Simon Property Group, Inc 8,902,047
72,878 UDR, Inc 2,979,253
88,015 Ventas, Inc 4,270,488
228,709 VICI Properties, Inc 7,199,759
110,255 Welltower, Inc 9,057,448
158,068 Weyerhaeuser Co 5,383,796
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 198,635,315
FINANCIAL SERVICES - 7.3%
132,528 American Express Co 22,381,329
23,360 Ameriprise Financial, Inc 8,139,792
155,287 Bank of New York Mellon Corp 7,043,818
398,759 * Berkshire Hathaway, Inc (Class B) 140,347,218
33,327 BlackRock, Inc 24,623,654
85,833 Capital One Financial Corp 10,044,178
24,613 CBOE Global Markets, Inc 3,437,944
335,001 Charles Schwab Corp 22,143,566
80,178 CME Group, Inc 15,952,215
58,000 Discover Financial Services 6,121,900
8,678 Factset Research Systems, Inc 3,775,277
131,053 Fidelity National Information Services, Inc 7,912,980
139,510 * Fiserv, Inc 17,607,557
16,029 * FleetCor Technologies, Inc 3,989,778
64,603 Franklin Resources, Inc 1,888,992
57,391 Global Payments, Inc 6,327,358
74,313 Goldman Sachs Group, Inc 26,445,767
124,868 Intercontinental Exchange Group, Inc 14,334,846
107,287 Invesco Ltd 1,802,422
16,010 Jack Henry & Associates, Inc 2,682,796
8,185 MarketAxess Holdings, Inc 2,203,566
187,068 Mastercard, Inc (Class A) 73,757,171
35,333 Moody's Corp 12,463,716
290,527 Morgan Stanley 26,600,652
18,205 MSCI, Inc (Class A) 9,977,796
76,041 Nasdaq Inc 3,839,310
43,909 Northern Trust Corp 3,517,989

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
247,898 * PayPal Holdings, Inc $ 18,795,626
40,980 Raymond James Financial, Inc 4,510,669
73,087 S&P Global, Inc 28,833,552
76,962 State Street Corp 5,575,127
93,177 Synchrony Financial 3,218,333
50,653 T Rowe Price Group, Inc 6,243,489
361,797 Visa, Inc (Class A) 86,010,001
TOTAL FINANCIAL SERVICES 632,550,384
FOOD, BEVERAGE & TOBACCO - 3.3%
398,733 Altria Group, Inc 18,110,453
120,688 Archer-Daniels-Midland Co 10,253,652
39,931 Brown-Forman Corp (Class B) 2,819,129
31,642 Bunge Ltd 3,438,536
45,763 Campbell Soup Co 2,096,861
870,230 Coca-Cola Co 53,893,344
108,553 ConAgra Brands, Inc 3,561,624
35,567 Constellation Brands, Inc (Class A) 9,702,678
132,842 General Mills, Inc 9,928,611
33,206 Hershey Co 7,680,880
63,092 Hormel Foods Corp 2,579,201
24,423 J.M. Smucker Co 3,679,325
58,018 Kellogg Co 3,880,824
189,253 Keurig Dr Pepper, Inc 6,436,495
178,512 Kraft Heinz Co 6,458,564
32,592 Lamb Weston Holdings, Inc 3,377,509
55,999 McCormick & Co, Inc 5,010,790
42,893 Molson Coors Brewing Co (Class B) 2,992,645
303,301 Mondelez International, Inc 22,483,703
173,668 * Monster Beverage Corp 9,984,173
308,088 PepsiCo, Inc 57,754,176
346,171 Philip Morris International, Inc 34,520,172
63,087 Tyson Foods, Inc (Class A) 3,515,208
TOTAL FOOD, BEVERAGE & TOBACCO 284,158,553
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
388,192 Abbott Laboratories 43,217,415
16,259 * Align Technology, Inc 6,144,113
35,534 AmerisourceBergen Corp 6,641,305
114,941 Baxter International, Inc 5,198,781
63,465 Becton Dickinson & Co 17,682,618
320,645 * Boston Scientific Corp 16,625,443
57,798 Cardinal Health, Inc 5,286,783
119,307 * Centene Corp 8,123,614
65,507 Cigna Corp 19,331,116
10,666 Cooper Cos, Inc 4,173,179
285,565 CVS Health Corp 21,328,850
13,625 * DaVita, Inc 1,389,614
51,139 Dentsply Sirona, Inc 2,123,291
86,970 * Dexcom, Inc 10,832,983
135,766 * Edwards Lifesciences Corp 11,142,316
53,001 Elevance Health, Inc 24,996,862
86,733 GE HealthCare Technologies, Inc 6,765,174
46,476 HCA Healthcare, Inc 12,679,118
30,769 * Henry Schein, Inc 2,424,290
56,496 * Hologic, Inc 4,486,912
28,121 Humana, Inc 12,846,516
18,644 * IDEXX Laboratories, Inc 10,342,386
15,506 * Insulet Corp 4,291,285
78,600 * Intuitive Surgical, Inc 25,497,840
19,813 Laboratory Corp of America Holdings 4,238,595
30,203 McKesson Corp 12,153,687
296,474 Medtronic plc 26,018,558

S&P 500 Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
13,382 * Molina Healthcare, Inc $ 4,074,685
24,689 Quest Diagnostics, Inc 3,338,200
33,274 Resmed, Inc 7,398,474
21,845 STERIS plc 4,927,140
75,068 Stryker Corp 21,275,022
10,983 Teleflex, Inc 2,758,600
208,140 UnitedHealth Group, Inc 105,395,852
14,379 Universal Health Services, Inc (Class B) 1,998,106
45,453 Zimmer Biomet Holdings, Inc 6,279,332
TOTAL HEALTH CARE EQUIPMENT & SERVICES 483,428,055
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
54,659 Church & Dwight Co, Inc 5,229,227
27,766 Clorox Co 4,205,994
183,352 Colgate-Palmolive Co 13,982,423
50,841 Estee Lauder Cos (Class A) 9,151,380
75,476 Kimberly-Clark Corp 9,743,952
527,384 Procter & Gamble Co 82,430,119
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 124,743,095
INSURANCE - 2.0%
123,443 Aflac, Inc 8,929,867
58,729 Allstate Corp 6,617,584
162,882 American International Group, Inc 9,818,527
45,845 Aon plc 14,601,632
83,470 * Arch Capital Group Ltd 6,484,784
47,918 Arthur J. Gallagher & Co 10,292,786
12,080 Assurant, Inc 1,624,881
51,483 Brown & Brown, Inc 3,626,977
91,202 Chubb Ltd 18,642,601
35,721 Cincinnati Financial Corp 3,842,865
9,867 Everest Re Group Ltd 3,557,152
19,933 Globe Life, Inc 2,235,885
67,007 Hartford Financial Services Group, Inc 4,816,463
43,479 Lincoln National Corp 1,219,151
44,446 Loews Corp 2,784,542
110,445 Marsh & McLennan Cos, Inc 20,810,047
141,103 Metlife, Inc 8,885,256
47,542 Principal Financial Group 3,797,180
130,814 Progressive Corp 16,479,948
80,443 Prudential Financial, Inc 7,761,945
51,486 Travelers Cos, Inc 8,886,998
47,489 W.R. Berkley Corp 2,929,596
23,526 Willis Towers Watson plc 4,971,750
TOTAL INSURANCE 173,618,417
MATERIALS - 2.5%
49,527 Air Products & Chemicals, Inc 15,122,079
25,733 Albemarle Corp 5,462,601
335,491 Amcor plc 3,442,138
17,087 Avery Dennison Corp 3,144,179
70,272 Ball Corp 4,124,264
21,757 Celanese Corp (Series A) 2,728,110
44,484 CF Industries Holdings, Inc 3,651,247
156,122 Corteva, Inc 8,809,964
157,539 Dow, Inc 8,896,227
100,314 DuPont de Nemours, Inc 7,787,376
26,022 Eastman Chemical Co 2,226,963
55,255 Ecolab, Inc 10,119,401
27,638 FMC Corp 2,659,605
321,436 Freeport-McMoRan, Inc (Class B) 14,352,117
57,205 International Flavors & Fragrances, Inc 4,840,115
84,319 International Paper Co 3,040,543

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
109,023 Linde plc $ 42,592,015
56,555 LyondellBasell Industries NV 5,591,027
13,591 Martin Marietta Materials, Inc 6,067,838
77,317 Mosaic Co 3,151,441
175,817 Newmont Goldcorp Corp 7,546,066
55,785 Nucor Corp 9,600,041
21,086 Packaging Corp of America 3,233,538
53,193 PPG Industries, Inc 7,654,473
37,423 Sealed Air Corp 1,707,237
52,729 Sherwin-Williams Co 14,579,568
36,532 Steel Dynamics, Inc 3,893,580
30,252 Vulcan Materials Co 6,670,566
61,961 WestRock Co 2,062,682
TOTAL MATERIALS 214,757,001
MEDIA & ENTERTAINMENT - 7.8%
159,790 Activision Blizzard, Inc 14,822,120
1,327,148 * Alphabet, Inc (Class A) 176,139,083
1,141,602 * Alphabet, Inc (Class C) 151,958,642
23,129 * Charter Communications, Inc 9,371,640
929,470 Comcast Corp (Class A) 42,067,812
58,237 Electronic Arts, Inc 7,940,615
62,585 Fox Corp (Class A) 2,093,468
31,642 Fox Corp (Class B) 993,875
81,983 Interpublic Group of Cos, Inc 2,806,278
31,566 * Live Nation, Inc 2,769,917
65,757 * Match Group, Inc 3,058,358
494,161 * Meta Platforms, Inc 157,439,695
99,320 * Netflix, Inc 43,598,500
78,343 News Corp (Class A) 1,552,758
23,960 News Corp (Class B) 481,836
43,756 Omnicom Group, Inc 3,702,633
112,329 Paramount Global (Class B) 1,800,634
34,995 * Take-Two Interactive Software, Inc 5,352,135
407,506 * Walt Disney Co 36,223,208
488,795 * Warner Bros Discovery, Inc 6,388,551
TOTAL MEDIA & ENTERTAINMENT 670,561,758
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
394,425 AbbVie, Inc 58,998,092
64,876 Agilent Technologies, Inc 7,899,951
118,634 Amgen, Inc 27,778,151
32,023 * Biogen, Inc 8,652,294
4,656 * Bio-Rad Laboratories, Inc (Class A) 1,887,356
34,375 Bio-Techne Corp 2,866,875
467,049 Bristol-Myers Squibb Co 29,045,777
39,403 * Catalent, Inc 1,911,834
11,068 * Charles River Laboratories International, Inc 2,319,189
147,379 Danaher Corp 37,590,488
176,124 Eli Lilly & Co 80,057,164
277,709 Gilead Sciences, Inc 21,144,763
35,456 * Illumina, Inc 6,812,870
43,164 * Incyte Corp 2,750,410
41,870 * IQVIA Holdings, Inc 9,368,831
580,790 Johnson & Johnson 97,299,749
567,249 Merck & Co, Inc 60,497,106
4,954 * Mettler-Toledo International, Inc 6,229,506
74,320 * Moderna, Inc 8,744,491
56,845 Organon & Co 1,249,453
29,364 PerkinElmer, Inc 3,610,304
1,260,634 Pfizer, Inc 45,458,462
24,000 * Regeneron Pharmaceuticals, Inc 17,805,840
86,158 Thermo Fisher Scientific, Inc 47,271,448

S&P 500 Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
58,040 * Vertex Pharmaceuticals, Inc $ 20,449,814
289,948 Viatris, Inc 3,053,152
13,028 * Waters Corp 3,598,464
16,867 West Pharmaceutical Services, Inc 6,207,731
102,281 Zoetis, Inc 19,238,033
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 639,797,598
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
67,569 * CBRE Group, Inc 5,629,173
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,629,173
RETAILING - 0.1%
24,183 Tractor Supply Co 5,416,750
10,991 * Ulta Beauty, Inc 4,888,797
TOTAL RETAILING 10,305,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
359,015 * Advanced Micro Devices, Inc 41,071,316
112,939 Analog Devices, Inc 22,534,719
189,077 Applied Materials, Inc 28,662,182
93,203 Broadcom, Inc 83,756,876
30,404 * Enphase Energy, Inc 4,616,239
23,077 * First Solar, Inc 4,786,170
932,958 Intel Corp 33,371,908
30,378 KLA Corp 15,612,773
30,113 Lam Research Corp 21,635,889
120,324 Microchip Technology, Inc 11,303,237
243,976 Micron Technology, Inc 17,417,447
10,166 Monolithic Power Systems, Inc 5,687,775
552,520 NVIDIA Corp 258,187,071
58,146 NXP Semiconductors NV 12,965,395
97,954 * ON Semiconductor Corp 10,554,543
21,803 * Qorvo, Inc 2,398,766
249,435 QUALCOMM, Inc 32,967,824
35,575 Skyworks Solutions, Inc 4,068,713
12,793 * SolarEdge Technologies, Inc 3,088,998
35,418 Teradyne, Inc 4,000,109
202,808 Texas Instruments, Inc 36,505,440
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 655,193,390
SOFTWARE & SERVICES - 11.2%
140,959 Accenture plc 44,592,380
102,298 * Adobe, Inc 55,872,099
33,360 * Akamai Technologies, Inc 3,152,520
19,596 * Ansys, Inc 6,703,792
47,312 * Autodesk, Inc 10,029,671
61,282 * Cadence Design Systems, Inc 14,340,601
35,187 * Ceridian HCM Holding, Inc 2,491,591
111,660 Cognizant Technology Solutions Corp (Class A) 7,372,910
47,282 * DXC Technology Co 1,307,347
12,625 * EPAM Systems, Inc 2,989,726
5,669 * Fair Isaac Corp 4,750,452
147,268 * Fortinet, Inc 11,445,669
17,770 * Gartner, Inc 6,283,294
125,151 Gen Digital, Inc 2,434,187
202,974 International Business Machines Corp 29,264,791
62,897 Intuit, Inc 32,184,395
1,661,081 Microsoft Corp 557,990,329
343,531 Oracle Corp 40,272,139
68,085 * Palo Alto Networks, Inc 17,018,527
11,164 Paycom Software, Inc 4,116,837
22,980 * PTC, Inc 3,350,714
23,902 Roper Technologies, Inc 11,784,881

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
218,369 * Salesforce, Inc $ 49,135,209
45,584 * ServiceNow, Inc 26,575,472
34,118 * Synopsys, Inc 15,414,512
9,463 * Tyler Technologies, Inc 3,753,310
21,010 * VeriSign, Inc 4,432,059
TOTAL SOFTWARE & SERVICES 969,059,414
TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
133,410 Amphenol Corp (Class A) 11,781,437
3,303,242 Apple, Inc 648,921,891
56,071 * Arista Networks, Inc 8,696,051
29,080 CDW Corp 5,439,996
916,381 Cisco Systems, Inc 47,688,467
171,566 Corning, Inc 5,822,950
13,932 * F5 Networks, Inc 2,204,600
287,347 Hewlett Packard Enterprise Co 4,994,091
196,415 HP, Inc 6,448,304
67,725 Juniper Networks, Inc 1,882,755
39,100 * Keysight Technologies, Inc 6,298,228
37,857 Motorola Solutions, Inc 10,850,952
46,030 NetApp, Inc 3,590,800
41,069 Seagate Technology Holdings plc 2,607,882
70,086 TE Connectivity Ltd 10,056,640
10,440 * Teledyne Technologies, Inc 4,014,493
52,825 * Trimble Inc 2,841,985
68,050 * Western Digital Corp 2,896,208
11,682 * Zebra Technologies Corp (Class A) 3,597,589
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 790,635,319
TELECOMMUNICATION SERVICES - 0.9%
1,583,659 AT&T, Inc 22,994,729
129,814 * T-Mobile US, Inc 17,884,475
936,803 Verizon Communications, Inc 31,926,246
TOTAL TELECOMMUNICATION SERVICES 72,805,450
TRANSPORTATION - 1.6%
31,820 * Alaska Air Group, Inc 1,547,407
141,481 * American Airlines Group, Inc 2,369,807
27,054 CH Robinson Worldwide, Inc 2,710,270
461,728 CSX Corp 15,384,777
139,914 Delta Air Lines, Inc 6,472,422
34,600 Expeditors International of Washington, Inc 4,404,580
51,117 FedEx Corp 13,799,034
18,239 JB Hunt Transport Services, Inc 3,719,662
51,005 Norfolk Southern Corp 11,914,258
20,207 Old Dominion Freight Line 8,476,634
140,153 Southwest Airlines Co 4,787,626
135,873 Union Pacific Corp 31,525,253
70,171 * United Airlines Holdings Inc 3,810,987
161,843 United Parcel Service, Inc (Class B) 30,285,680
TOTAL TRANSPORTATION 141,208,397
UTILITIES - 2.5%
155,676 AES Corp 3,367,272
58,485 Alliant Energy Corp 3,142,984
58,095 Ameren Corp 4,976,999
112,880 American Electric Power Co, Inc 9,565,451
44,302 American Water Works Co, Inc 6,531,444
31,976 Atmos Energy Corp 3,891,799
143,644 Centerpoint Energy, Inc 4,322,248
66,413 CMS Energy Corp 4,055,842
77,669 Consolidated Edison, Inc 7,367,681
74,028 Constellation Energy Corp 7,154,806

S&P 500 Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
190,050 Dominion Energy, Inc $ 10,177,177
45,592 DTE Energy Co 5,211,166
173,214 Duke Energy Corp 16,216,295
82,146 Edison International 5,911,226
49,374 Entergy Corp 5,070,710
53,436 Evergy, Inc 3,204,557
77,168 Eversource Energy 5,581,561
216,605 Exelon Corp 9,067,085
122,355 FirstEnergy Corp 4,819,563
452,190 NextEra Energy, Inc 33,145,527
89,662 NiSource, Inc 2,496,190
50,054 NRG Energy, Inc 1,901,551
360,430 *,b PG&E Corp 6,347,172
25,719 Pinnacle West Capital Corp 2,130,048
165,539 PPL Corp 4,557,289
111,338 Public Service Enterprise Group, Inc 7,027,655
69,081 Sempra Energy 10,294,451
244,090 Southern Co 17,657,471
69,113 WEC Energy Group, Inc 6,210,494
120,293 Xcel Energy, Inc 7,545,980
TOTAL UTILITIES 218,949,694
TOTAL COMMON STOCKS 8,561,599,332
(Cost $3,718,943,386)
TOTAL LONG-TERM INVESTMENTS 8,561,599,332
(Cost $3,718,943,386)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
$ 2,825,000 Federal Home Loan Bank (FHLB) 0.000% 08/09/23 2,821,819
10,000,000 FHLB 0.000 08/23/23 9,969,069
5,100,000 FHLB 0.000 09/22/23 5,062,584
TOTAL GOVERNMENT AGENCY DEBT 17,853,472
REPURCHASE AGREEMENT - 0.3%
25,110,000 r Fixed Income Clearing Corp (FICC) 5.300 08/01/23 25,110,000
2,113,000 s Fixed Income Clearing Corp (FICC) 5.280 08/01/23 2,113,000
TOTAL REPURCHASE AGREEMENT 27,223,000
TREASURY DEBT - 0.1%
4,000,000 United States Treasury Bill 0.000 08/08/23 3,995,930
TOTAL TREASURY DEBT 3,995,930
TOTAL SHORT-TERM INVESTMENTS 49,072,402
(Cost $49,072,392)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
7,729 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340 7,729
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 7,729
(Cost $7,729)
TOTAL INVESTMENTS - 99.9% 8,610,679,463
(Cost $3,768,023,507)
OTHER ASSETS & LIABILITIES, NET - 0.1% 11,947,275
NET ASSETS - 100.0% $ 8,622,626,738

Principal denominated in U.S. Dollars, unless otherwise noted.
REIT Real Estate Investment Trust
*
Non-income producing
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $25,110,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $25,612,230.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,113,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,155,326.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 209 09/15/23  $ 46,685,633 $ 48,221,525 $ 1,535,892

Small-Cap Blend Index Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.7%
130,666 * Adient plc $ 5,561,145
152,153 * American Axle & Manufacturing Holdings, Inc 1,437,846
22,990 * Cooper-Standard Holding, Inc 423,476
176,054 Dana Inc 3,341,505
35,821 * Dorman Products, Inc 3,033,680
264,884 *,e Fisker, Inc 1,634,334
58,301 * Fox Factory Holding Corp 6,523,882
46,226 * Gentherm, Inc 2,762,928
386,619 * Goodyear Tire & Rubber Co 6,216,834
70,415 *,e Holley, Inc 445,727
34,218 LCI Industries, Inc 4,662,887
14,599 *,e Livewire Group, Inc 176,940
369,808 *,e Luminar Technologies, Inc 2,736,579
69,245 * Modine Manufacturing Co 2,600,842
29,771 Patrick Industries, Inc 2,576,680
211,191 *,e Solid Power, Inc 604,006
27,671 Standard Motor Products, Inc 1,056,202
35,980 * Stoneridge, Inc 735,431
38,274 * Visteon Corp 5,897,641
40,384 Winnebago Industries, Inc 2,778,419
230,006 *,e Workhorse Group, Inc 305,908
30,055 * XPEL, Inc 2,441,368
TOTAL AUTOMOBILES & COMPONENTS 57,954,260
BANKS - 8.7%
22,523 1st Source Corp 1,056,329
11,792 e ACNB Corp 409,182
24,152 Amalgamated Financial Corp 482,074
40,519 Amerant Bancorp Inc 803,087
14,438 American National Bankshares, Inc 596,001
90,964 Ameris Bancorp 3,970,579
10,397 e Ames National Corp 200,246
19,697 Arrow Financial Corp 396,304
204,530 Associated Banc-Corp 3,875,843
101,016 Atlantic Union Bankshares Corp 3,230,492
76,952 * Axos Financial, Inc 3,616,744
68,341 Banc of California, Inc 971,126
29,471 Bancfirst Corp 2,944,153
12,386 e Bank First Corp 1,094,427
52,621 e Bank of Hawaii Corp 3,006,238
24,741 Bank of Marin Bancorp 519,066
65,975 Bank of NT Butterfield & Son Ltd 2,119,777
4,212 Bank7 Corp 111,450
104,726 BankUnited 3,125,024
7,880 Bankwell Financial Group, Inc 215,518
46,687 Banner Corp 2,222,768
23,266 Bar Harbor Bankshares 635,394
17,953 Baycom Corp 361,932
17,299 BCB Bancorp, Inc 222,292
58,022 Berkshire Hills Bancorp, Inc 1,323,482
36,744 * Blue Foundry Bancorp 375,156
22,285 Blue Ridge Bankshares, Inc 187,863
28,761 * Bridgewater Bancshares, Inc 308,030
116,618 Brookline Bancorp, Inc 1,245,480
8,547 Burke & Herbert Financial Services Corp 461,453

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
32,019 Business First Bancshares, Inc $ 654,789
31,420 Byline Bancorp, Inc 689,669
4,213 e C&F Financial Corp 236,897
248,708 Cadence BanCorp 6,230,135
10,058 Cambridge Bancorp 618,969
21,791 Camden National Corp 753,533
12,139 e Capital Bancorp, Inc 244,601
18,901 Capital City Bank Group, Inc 612,959
181,435 Capitol Federal Financial 1,202,914
26,939 Capstar Financial Holdings, Inc 400,852
33,893 * Carter Bankshares, Inc 497,888
94,969 Cathay General Bancorp 3,612,621
36,449 Central Pacific Financial Corp 664,830
12,827 e Central Valley Community Bancorp 219,342
4,222 e Chemung Financial Corp 180,111
8,887 e ChoiceOne Financial Services, Inc 215,510
19,873 Citizens & Northern Corp 421,308
5,818 e Citizens Financial Services, Inc 410,024
20,115 City Holding Co 1,989,575
18,904 Civista Bancshares, Inc 344,809
32,004 CNB Financial Corp 622,798
13,841 * Coastal Financial Corp 625,198
12,090 e Codorus Valley Bancorp, Inc 265,859
22,879 Colony Bankcorp Inc 245,263
45,268 *,e Columbia Financial, Inc 791,285
73,027 Community Bank System, Inc 3,931,043
23,112 Community Trust Bancorp, Inc 887,039
53,399 ConnectOne Bancorp, Inc 1,093,078
59,959 * CrossFirst Bankshares, Inc 699,722
40,843 * Customers Bancorp, Inc 1,714,589
183,751 CVB Financial Corp 3,467,381
45,964 Dime Community Bancshares, Inc 1,029,594
42,002 Eagle Bancorp, Inc 1,163,455
211,771 Eastern Bankshares, Inc 2,990,207
12,398 Enterprise Bancorp, Inc 394,752
47,861 Enterprise Financial Services Corp 1,962,301
21,429 Equity Bancshares, Inc 582,012
9,679 Esquire Financial Holdings, Inc 483,418
11,338 e ESSA Bancorp, Inc 188,438
6,438 Evans Bancorp, Inc 191,337
16,904 e Farmers & Merchants Bancorp, Inc 360,393
51,109 Farmers National Banc Corp 702,749
48,789 FB Financial Corp 1,728,106
6,177 e Fidelity D&D Bancorp, Inc 313,421
20,676 Financial Institutions, Inc 396,566
53,480 First Bancorp 1,769,118
247,124 First Bancorp 3,669,791
13,531 First Bancorp, Inc 357,083
39,275 First Bancshares, Inc 1,229,700
21,560 e First Bank 269,500
71,497 First Busey Corp 1,548,625
9,719 First Business Financial Services, Inc 330,349
134,738 First Commonwealth Financial Corp 1,945,617
21,836 First Community Bancshares, Inc 734,345
8,906 e First Community Corp 175,893
126,848 First Financial Bancorp 2,928,920
178,131 First Financial Bankshares, Inc 5,805,289
17,266 First Financial Corp 659,734
80,158 First Foundation, Inc 585,955
118,863 First Interstate Bancsystem, Inc 3,414,934
77,257 First Merchants Corp 2,481,495
24,674 First Mid-Illinois Bancshares, Inc 755,271
36,510 First of Long Island Corp 508,949

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
11,035 * First Western Financial, Inc $ 228,866
16,956 Five Star Bancorp 418,474
38,663 Flushing Financial Corp 610,102
8,212 FS Bancorp, Inc 254,572
220,744 Fulton Financial Corp 3,156,639
17,596 *,e FVCBankcorp, Inc 226,285
37,852 German American Bancorp, Inc 1,115,120
152,338 Glacier Bancorp, Inc 4,981,453
14,218 Great Southern Bancorp, Inc 786,682
9,442 e Greene County Bancorp, Inc 325,371
11,476 Guaranty Bancshares, Inc 364,822
118,135 Hancock Whitney Corp 5,199,121
40,201 Hanmi Financial Corp 763,819
57,370 HarborOne Northeast Bancorp, Inc 601,811
14,060 HBT Financial, Inc 278,950
54,387 Heartland Financial USA, Inc 1,867,650
89,942 Heritage Commerce Corp 863,443
45,837 Heritage Financial Corp 859,902
67,069 Hilltop Holdings, Inc 2,074,444
2,335 e Hingham Institution for Savings 519,421
10,191 Home Bancorp, Inc 363,003
253,610 Home Bancshares, Inc 6,165,259
25,132 e HomeStreet, Inc 231,214
23,489 HomeTrust Bancshares, Inc 571,018
154,369 Hope Bancorp, Inc 1,676,447
62,708 Horizon Bancorp 776,952
62,736 Independent Bank Corp 3,779,844
27,331 Independent Bank Corp 564,658
47,956 Independent Bank Group, Inc 2,151,786
70,188 International Bancshares Corp 3,484,132
15,873 John Marshall Bancorp, Inc 301,587
82,192 Kearny Financial Corp 706,029
85,125 Lakeland Bancorp, Inc 1,286,239
34,300 Lakeland Financial Corp 1,901,592
13,925 e LCNB Corp 244,105
45,800 Live Oak Bancshares, Inc 1,734,446
20,572 Luther Burbank Corp 211,892
31,812 Macatawa Bank Corp 313,348
8,429 e MainStreet Bancshares Inc 201,200
21,514 Mercantile Bank Corp 755,572
36,082 Meta Financial Group, Inc 1,874,821
25,254 Metrocity Bankshares, Inc 541,446
15,203 *,e Metropolitan Bank Holding Corp 688,544
19,978 Mid Penn Bancorp, Inc 469,483
10,348 e Middlefield Banc Corp 302,782
30,386 Midland States Bancorp, Inc 711,944
19,523 MidWestOne Financial Group, Inc 478,899
14,402 MVB Financial Corp 368,547
48,263 National Bank Holdings Corp 1,658,317
7,584 e National Bankshares, Inc 225,776
55,298 NBT Bancorp, Inc 2,057,086
17,526 Nicolet Bankshares, Inc 1,466,050
9,396 Northeast Bank 447,625
16,523 e Northeast Community Bancorp, Inc 267,507
65,928 Northfield Bancorp, Inc 803,003
6,833 Northrim BanCorp, Inc 326,617
169,890 Northwest Bancshares, Inc 2,099,840
9,670 e Norwood Financial Corp 307,989
8,516 e Oak Valley Bancorp 233,253
76,927 OceanFirst Financial Corp 1,433,150
63,196 OFG Bancorp 2,116,434
402,534 Old National Bancorp 6,855,154
59,123 Old Second Bancorp, Inc 945,377

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
6,875 e Orange County Bancorp, Inc $ 309,650
37,792 Origin Bancorp, Inc 1,232,019
13,166 Orrstown Financial Services, Inc 308,084
128,351 Pacific Premier Bancorp, Inc 3,278,085
162,205 e PacWest Bancorp 1,508,507
19,482 Park National Corp 2,172,633
14,104 e Parke Bancorp, Inc 279,823
16,298 e PCB Bancorp 265,983
22,380 Peapack Gladstone Financial Corp 654,167
8,610 e Penns Woods Bancorp, Inc 232,212
44,175 Peoples Bancorp, Inc 1,244,410
9,455 Peoples Financial Services Corp 436,726
16,955 *,e Pioneer Bancorp, Inc 166,668
7,210 e Plumas Bancorp 260,858
27,093 *,e Ponce Financial Group, Inc 250,068
17,517 Preferred Bank 1,157,523
49,051 Premier Financial Corp 1,062,445
26,697 Primis Financial Corp 253,888
6,731 e Princeton Bancorp, Inc 201,324
101,591 Provident Financial Services, Inc 1,883,497
20,262 QCR Holdings, Inc 1,038,022
19,233 RBB Bancorp 282,148
5,706 Red River Bancshares Inc 279,651
74,644 Renasant Corp 2,309,485
10,738 Republic Bancorp, Inc (Class A) 492,123
51,685 S&T Bancorp, Inc 1,632,212
58,089 Sandy Spring Bancorp, Inc 1,421,438
111,932 Seacoast Banking Corp of Florida 2,765,840
68,820 ServisFirst Bancshares, Inc 4,107,178
39,076 Shore Bancshares, Inc 465,004
18,048 Sierra Bancorp 380,091
166,157 Simmons First National Corp (Class A) 3,354,710
21,563 SmartFinancial, Inc 541,663
13,413 South Plains Financial Inc 360,139
101,990 South State Corp 7,921,563
10,600 * Southern First Bancshares, Inc 319,908
11,088 Southern Missouri Bancorp, Inc 533,000
9,401 Southern States Bancshares, Inc 236,435
39,907 e Southside Bancshares, Inc 1,325,311
64,673 Stellar Bancorp, Inc 1,607,771
23,940 * Sterling Bancorp, Inc 142,204
39,679 Stock Yards Bancorp, Inc 1,897,053
14,067 Summit Financial Group, Inc 317,352
66,343 * Texas Capital Bancshares, Inc 4,236,001
74,891 * The Bancorp, Inc 2,838,369
17,897 * Third Coast Bancshares, Inc 370,110
9,087 e Timberland Bancorp, Inc 284,332
18,120 Tompkins Financial Corp 1,090,099
94,495 Towne Bank 2,388,834
40,828 Trico Bancshares 1,526,151
31,145 Triumph Bancorp, Inc 2,208,492
25,242 TrustCo Bank Corp NY 767,104
81,793 Trustmark Corp 2,147,884
60,546 UMB Financial Corp 4,298,766
178,300 United Bankshares, Inc 5,962,352
154,100 United Community Banks, Inc 4,479,687
7,945 Unity Bancorp, Inc 210,701
39,080 Univest Financial Corp 762,060
15,236 * USCB Financial Holdings, Inc 166,987
589,287 Valley National Bancorp 6,046,085
76,171 Veritex Holdings, Inc 1,638,438
5,470 e Virginia National Bankshares Corp 198,178
87,860 Washington Federal, Inc 2,727,174

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
22,490 Washington Trust Bancorp, Inc $ 721,029
77,647 WesBanco, Inc 2,174,892
22,562 West Bancorporation, Inc 452,594
34,720 Westamerica Bancorporation 1,707,877
83,915 WSFS Financial Corp 3,671,281
TOTAL BANKS 299,850,680
CAPITAL GOODS - 11.3%
80,326 *,e 374Water, Inc 159,849
170,902 * 3D Systems Corp 1,488,556
61,061 Aaon, Inc 6,427,281
45,361 * AAR Corp 2,712,588
34,015 * Aerovironment, Inc 3,240,269
32,808 * AerSale Corp 492,448
13,958 Alamo Group, Inc 2,704,502
42,671 Albany International Corp (Class A) 4,108,364
18,217 Allied Motion Technologies, Inc 708,641
27,778 Alta Equipment Group, Inc 448,615
43,486 * Ameresco, Inc 2,531,320
22,409 * American Woodmark Corp 1,717,426
7,149 *,e Amprius Technologies, Inc 53,689
279,140 * API Group Corp 8,028,066
29,107 Apogee Enterprises, Inc 1,441,670
51,697 Applied Industrial Technologies, Inc 7,495,548
199,523 *,e Archer Aviation, Inc 1,342,790
66,811 Arcosa, Inc 5,156,473
19,637 Argan, Inc 746,991
207,694 * Array Technologies, Inc 3,956,571
31,826 Astec Industries, Inc 1,572,204
34,552 * Astronics Corp 724,901
53,554 * Atkore International Group, Inc 8,497,413
32,520 AZZ, Inc 1,441,612
80,764 * Babcock & Wilcox Enterprises, Inc 442,587
66,958 Barnes Group, Inc 2,631,449
67,399 * Beacon Roofing Supply, Inc 5,774,072
63,987 *,e Blink Charging Co 409,517
261,471 *,e Bloom Energy Corp 4,669,872
24,745 * Blue Bird Corp 518,160
11,616 * BlueLinx Holdings, Inc 1,094,692
54,008 Boise Cascade Co 5,589,288
13,471 * Bowman Consulting Group Ltd 466,770
35,922 Brookfield Business Corp 737,119
25,296 Cadre Holdings, Inc 588,638
57,522 * Chart Industries, Inc 10,478,208
24,582 * CIRCOR International, Inc 1,369,217
37,075 Columbus McKinnon Corp 1,569,755
48,589 Comfort Systems USA, Inc 8,453,028
41,851 * Commercial Vehicle Group, Inc 439,435
32,351 * Concrete Pumping Holdings Inc 261,073
53,512 * Construction Partners Inc 1,573,253
20,677 CSW Industrials, Inc 3,733,232
79,327 *,e Custom Truck One Source, Inc 548,943
369,528 *,e Desktop Metal, Inc 672,541
29,703 Douglas Dynamics, Inc 922,278
15,400 * Ducommun, Inc 772,156
21,271 * DXP Enterprises, Inc 807,873
39,321 * Dycom Industries, Inc 3,915,585
23,001 Encore Wire Corp 3,926,041
73,823 * Energy Recovery, Inc 2,250,125
134,808 *,e Energy Vault Holdings, Inc 451,607
80,935 Enerpac Tool Group Corp 2,224,094
55,652 EnerSys 6,028,225
185,705 *,e Enovix Corp 3,996,372

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
28,563 EnPro Industries, Inc $ 3,963,973
146,909 *,e Eos Energy Enterprises, Inc 361,396
35,166 ESCO Technologies, Inc 3,535,941
112,738 *,e ESS Tech, Inc 217,584
24,700 *,e Eve Holding, Inc 226,005
6,471 * EVI Industries, Inc 164,622
81,650 Federal Signal Corp 4,987,998
52,183 *,e Fluence Energy, Inc 1,525,831
195,369 * Fluor Corp 6,052,532
62,885 Franklin Electric Co, Inc 6,214,296
134,243 FTAI Aviation Ltd 4,323,967
86,060 *,e FTC Solar, Inc 327,028
553,351 *,e FuelCell Energy, Inc 1,211,839
48,095 GATX Corp 6,029,189
13,295 * Gencor Industries, Inc 202,749
42,615 * Gibraltar Industries, Inc 2,755,912
16,083 Global Industrial Co 458,365
56,115 * GMS, Inc 4,135,114
31,797 Gorman-Rupp Co 1,007,965
272,867 GrafTech International Ltd 1,440,738
59,822 Granite Construction, Inc 2,448,514
92,133 * Great Lakes Dredge & Dock Corp 773,917
42,933 Greenbrier Cos, Inc 1,983,075
60,899 Griffon Corp 2,540,706
43,018 H&E Equipment Services, Inc 2,089,814
44,563 Helios Technologies, Inc 2,816,382
38,059 Herc Holdings, Inc 5,093,436
94,970 Hillenbrand, Inc 4,932,742
230,825 * Hillman Solutions Corp 2,271,318
57,445 * Hudson Technologies, Inc 522,175
187,746 *,e Hyliion Holdings Corp 369,860
14,404 Hyster-Yale Materials Handling, Inc 687,935
11,331 * IES Holdings, Inc 649,493
60,268 *,e INNOVATE Corp 99,442
24,320 Insteel Industries, Inc 784,320
118,753 * Janus International Group, Inc 1,356,159
113,834 * JELD-WEN Holding, Inc 2,027,384
43,320 John Bean Technologies Corp 5,354,785
15,881 Kadant, Inc 3,539,081
39,353 Kaman Corp 900,790
7,176 Karat Packaging, Inc 145,888
111,631 Kennametal, Inc 3,402,513
167,693 * Kratos Defense & Security Solutions, Inc 2,530,487
6,688 * Lawson Products, Inc 370,783
68,428 *,e Leonardo DRS, Inc 1,142,063
12,296 * Limbach Holdings, Inc 324,860
14,764 Lindsay Corp 1,956,673
35,165 e LSI Industries, Inc 443,079
35,921 Luxfer Holdings plc 454,760
45,765 * Manitowoc Co, Inc 829,262
30,558 * Masonite International Corp 3,194,839
174,144 * Masterbrand, Inc 2,150,678
14,640 *,e Mayville Engineering Co Inc 176,998
32,462 McGrath RentCorp 3,128,688
151,416 *,e Microvast Holdings, Inc 434,564
16,309 Miller Industries, Inc 618,763
39,023 Moog, Inc (Class A) 4,114,585
111,751 * MRC Global, Inc 1,261,669
75,434 Mueller Industries, Inc 6,114,680
215,814 Mueller Water Products, Inc (Class A) 3,472,447
22,003 * MYR Group, Inc 3,136,748
6,945 National Presto Industries, Inc 543,863
59,109 * NEXTracker, Inc 2,503,266

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
803,795 *,e Nikola Corp $ 2,146,133
16,298 * Northwest Pipe Co 530,989
155,646 * NOW, Inc 1,772,808
71,332 *,e NuScale Power Corp 540,697
4,550 Omega Flex, Inc 407,316
27,268 Park Aerospace Corp 396,204
10,937 Park-Ohio Holdings Corp 210,756
54,679 * Parsons Corp 2,702,236
79,388 * PGT Innovations, Inc 2,271,291
12,060 Powell Industries, Inc 733,007
3,385 Preformed Line Products Co 587,331
73,659 Primoris Services Corp 2,339,410
202,938 *,e Proterra, Inc 342,965
37,417 * Proto Labs, Inc 1,240,374
43,563 Quanex Building Products Corp 1,225,863
27,132 *,e Redwire Corp 98,760
198,148 * Resideo Technologies, Inc 3,709,331
46,541 REV Group, Inc 601,775
378,736 *,e Rocket Lab USA, Inc 2,791,284
56,944 Rush Enterprises, Inc (Class A) 3,683,138
8,444 e Rush Enterprises, Inc (Class B) 580,187
172,581 *,e SES AI Corp 541,904
232,623 * Shoals Technologies Group, Inc 6,038,893
46,436 Shyft Group, Inc 670,071
57,821 Simpson Manufacturing Co, Inc 9,135,718
77,038 *,e SKYX Platforms Corp 163,321
59,898 * SPX Technologies, Inc 5,067,970
16,104 Standex International Corp 2,392,571
199,739 *,e Stem, Inc 1,412,155
39,865 * Sterling Construction Co, Inc 2,391,501
115,662 *,e SunPower Corp 1,141,584
25,158 Tennant Co 2,018,678
91,462 Terex Corp 5,362,417
116,727 *,e Terran Orbital Corp 175,091
57,551 Textainer Group Holdings Ltd 2,365,346
45,098 * Thermon Group Holdings 1,245,156
68,813 * Titan International, Inc 859,474
29,296 * Titan Machinery, Inc 935,128
43,078 * TPI Composites, Inc 255,883
9,859 * Transcat Inc 826,973
111,986 Trinity Industries, Inc 2,936,273
75,019 Triton International Ltd 6,324,852
86,691 * Triumph Group, Inc 1,096,641
70,771 * Tutor Perini Corp 598,015
80,697 UFP Industries, Inc 8,292,424
16,056 * Vectrus, Inc 826,242
122,119 *,e Velo3D, Inc 279,653
17,713 Veritiv Corp 2,482,123
29,577 * Vicor Corp 2,729,070
344,139 *,e Virgin Galactic Holdings, Inc 1,472,915
64,682 Wabash National Corp 1,531,670
36,810 Watts Water Technologies, Inc (Class A) 6,866,169
3,320 * Willis Lease Finance Corp 140,403
46,882 *,e Xometry, Inc 973,270
199,066 Zurn Water Solutions Corp 6,059,569
TOTAL CAPITAL GOODS 391,870,498
COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
89,331 ABM Industries, Inc 4,134,239
126,811 ACCO Brands Corp 772,279
172,288 * ACV Auctions, Inc 3,013,317
536,939 * Alight, Inc 5,251,263
41,199 Aris Water Solution, Inc 450,305

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
67,104 * ASGN Inc $ 5,121,377
415,424 *,e Aurora Innovation, Inc 1,362,591
9,094 Barrett Business Services, Inc 825,099
162,423 *,e BlackSky Technology, Inc 323,222
64,123 * BrightView Holdings, Inc 494,388
62,191 Brink's Co 4,537,455
75,359 * Casella Waste Systems, Inc (Class A) 6,080,718
64,397 * CBIZ, Inc 3,405,957
39,690 * Ceco Environmental Corp 477,868
24,639 * Cimpress plc 1,712,411
1,670 Compx International, Inc 37,809
239,412 * Conduent, Inc 828,366
154,642 * CoreCivic, Inc 1,500,027
9,209 CRA International, Inc 921,729
41,641 CSG Systems International, Inc 2,148,259
61,500 Deluxe Corp 1,167,885
34,296 Ennis, Inc 738,736
44,356 * ExlService Holdings, Inc 6,251,978
69,654 Exponent, Inc 6,239,605
78,022 * First Advantage Corp 1,170,330
84,577 * FiscalNote Holdings, Inc 277,413
15,725 * Forrester Research, Inc 501,156
15,776 * Franklin Covey Co 751,726
167,664 *,e Geo Group, Inc 1,252,450
106,622 * Harsco Corp 1,005,446
99,048 Healthcare Services Group 1,248,995
27,521 Heidrick & Struggles International, Inc 750,498
20,813 * Heritage-Crystal Clean, Inc 958,855
104,466 Herman Miller, Inc 2,044,400
7,182 e HireQuest, Inc 179,622
21,616 * HireRight Holdings Corp 231,507
62,284 HNI Corp 1,811,842
26,765 * Huron Consulting Group, Inc 2,531,166
25,248 ICF International, Inc 2,968,912
34,234 *,e Innodata Isogen, Inc 439,222
49,049 Insperity, Inc 5,770,615
77,869 Interface, Inc 760,780
150,169 * KAR Auction Services, Inc 2,357,653
45,732 Kelly Services, Inc (Class A) 837,810
26,944 Kforce, Inc 1,709,327
71,616 Korn/Ferry International 3,772,731
26,927 *,e LanzaTech Global, Inc 174,487
141,104 * Legalzoom.com, Inc 2,156,069
189,099 *,e Li-Cycle Holdings Corp 1,140,267
33,773 * Liquidity Services, Inc 566,711
39,687 Matthews International Corp (Class A) 1,821,633
81,829 MAXIMUS, Inc 6,853,997
27,337 * Mistras Group, Inc 211,588
37,154 * Montrose Environmental Group, Inc 1,503,622
9,268 NL Industries, Inc 53,754
18,667 * NV5 Global Inc 2,044,970
91,816 *,e Performant Financial Corp 281,875
232,080 Pitney Bowes, Inc 914,395
258,298 *,e Planet Labs PBC 960,869
44,823 * Quad Graphics, Inc 265,352
13,233 *,e Red Violet, Inc 274,056
43,962 Resources Connection, Inc 702,513
27,243 * SP Plus Corp 1,047,493
120,154 Steelcase, Inc (Class A) 1,029,720
33,018 * Sterling Check Corp 396,546
51,292 * TriNet Group, Inc 5,397,457
45,555 * TrueBlue, Inc 681,047
25,716 TTEC Holdings, Inc 885,659

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
20,426 Unifirst Corp $ 3,315,140
167,052 * Upwork, Inc 1,742,352
189,023 * Verra Mobility Corp 3,967,593
28,588 * Viad Corp 806,468
14,798 VSE Corp 795,393
16,227 * Willdan Group, Inc 327,461
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 131,447,826
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
36,380 * 1-800-FLOWERS.COM, Inc (Class A) 315,779
67,060 * Abercrombie & Fitch Co (Class A) 2,656,247
26,199 e Big Lots, Inc 268,540
17,777 Build-A-Bear Workshop, Inc 436,425
55,813 e Camping World Holdings, Inc 1,787,690
65,016 * CarParts.com, Inc 326,380
44,369 *,e Funko, Inc 362,051
17,167 Hibbett Sports, Inc 796,549
107,602 * National Vision Holdings, Inc 2,327,431
60,975 * Overstock.com, Inc 2,223,758
74,218 Rent-A-Center, Inc 2,570,169
61,332 e Signet Jewelers Ltd 4,936,613
28,674 * Sleep Number Corp 793,983
86,392 * Urban Outfitters, Inc 3,142,077
111,499 * Warby Parker, Inc 1,665,795
8,228 Weyco Group, Inc 224,624
3,791 Winmark Corp 1,377,877
21,845 * Zumiez, Inc 411,997
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 26,623,985
CONSUMER DURABLES & APPAREL - 3.0%
43,949 Acushnet Holdings Corp 2,620,679
134,776 * Allbirds, Inc 202,164
152,611 *,e AMMO, Inc 317,431
42,666 * Beazer Homes USA, Inc 1,434,858
191,506 * Callaway Golf Co 3,824,375
11,930 * Cavco Industries, Inc 3,527,104
38,201 Century Communities, Inc 2,949,881
39,006 e Clarus Corp 347,153
64,659 e Cricut, Inc 766,856
31,908 *,e Dream Finders Homes, Inc 813,654
13,002 e Escalade, Inc 189,829
30,328 Ethan Allen Interiors, Inc 954,422
54,988 * G-III Apparel Group Ltd 1,138,801
172,014 * GoPro, Inc 703,537
36,746 * Green Brick Partners, Inc 2,076,884
468,729 e Hanesbrands, Inc 2,470,202
32,793 * Helen of Troy Ltd 4,633,651
13,365 Hooker Furniture Corp 268,236
6,484 * Hovnanian Enterprises, Inc 691,324
32,662 Installed Building Products, Inc 4,834,629
37,725 * iRobot Corp 1,509,000
9,285 * JAKKS Pacific, Inc 193,499
7,010 Johnson Outdoors, Inc 414,431
102,808 KB Home 5,548,548
76,123 Kontoor Brands, Inc 3,224,570
16,668 * Landsea Homes Corp 164,513
58,833 * Latham Group, Inc 231,802
58,489 La-Z-Boy, Inc 1,834,800
12,191 * Legacy Housing Corp 289,171
28,206 * LGI Homes, Inc 3,913,582
18,991 * Lovesac Co 556,056
35,572 * M/I Homes, Inc 3,557,200
27,910 * Malibu Boats, Inc 1,673,204

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
11,799 Marine Products Corp $ 189,256
23,720 * MasterCraft Boat Holdings, Inc 727,018
81,003 MDC Holdings, Inc 4,153,834
49,030 Meritage Homes Corp 7,303,019
19,504 Movado Group, Inc 559,765
19,624 Oxford Industries, Inc 2,116,448
91,259 e Purple Innovation, Inc 284,728
8,350 Rocky Brands, Inc 168,002
73,132 * Skyline Champion Corp 5,094,375
61,498 Smith & Wesson Brands, Inc 782,870
25,142 *,e Snap One Holdings Corp 244,883
30,224 * Solo Brands, Inc 177,113
175,305 * Sonos, Inc 3,004,728
105,163 Steven Madden Ltd 3,510,341
24,002 Sturm Ruger & Co, Inc 1,270,906
141,186 * Taylor Morrison Home Corp 6,836,226
59,625 * Traeger, Inc 265,928
136,834 * TRI Pointe Homes, Inc 4,362,268
7,006 * United Homes Group, Inc 79,658
32,725 * Vera Bradley, Inc 220,567
77,489 * Vista Outdoor, Inc 2,347,917
101,107 *,e Vizio Holding Corp 753,247
18,596 *,e VOXX International Corp (Class A) 171,827
82,592 *,e Vuzix Corp 436,086
107,291 Wolverine World Wide, Inc 1,359,377
TOTAL CONSUMER DURABLES & APPAREL 104,296,433
CONSUMER SERVICES - 3.3%
80,061 * 2U, Inc 382,692
73,834 * Accel Entertainment, Inc 841,708
60,796 * Adtalem Global Education, Inc 2,628,819
41,884 * Bally's Corp 681,872
914 * Biglari Holdings, Inc (B Shares) 185,688
31,486 * BJ's Restaurants, Inc 1,185,763
119,917 Bloomin' Brands, Inc 3,222,170
16,005 Bluegreen Vacations Holding Corp 625,635
39,998 *,e Bowlero Corp 485,176
60,347 * Brinker International, Inc 2,370,430
19,553 Carriage Services, Inc 632,931
49,825 * Carrols Restaurant Group, Inc 293,469
34,911 * Century Casinos, Inc 277,542
66,698 Cheesecake Factory 2,453,152
162,016 * Chegg, Inc 1,641,222
24,200 * Chuy's Holdings, Inc 1,006,478
175,571 * Coursera, Inc 2,754,709
30,634 e Cracker Barrel Old Country Store, Inc 2,855,089
60,110 * Dave & Buster's Entertainment, Inc 2,753,038
77,918 * Denny's Corp 916,316
21,123 Dine Brands Global Inc. 1,274,139
38,888 * Duolingo, Inc 6,035,029
34,660 El Pollo Loco Holdings, Inc 369,129
45,139 * European Wax Center, Inc 874,342
118,112 * Everi Holdings, Inc 1,752,782
21,833 * Fiesta Restaurant Group, Inc 168,114
20,493 * First Watch Restaurant Group, Inc 381,990
113,664 * frontdoor, Inc 3,969,147
41,544 * Full House Resorts, Inc 266,712
42,834 * Global Business Travel Group I 301,551
26,672 * Golden Entertainment, Inc 1,129,292
5,009 Graham Holdings Co 2,939,031
111,915 * Hilton Grand Vacations, Inc 5,204,047
31,386 * Inspired Entertainment, Inc 395,150
145,646 International Game Technology plc 4,927,204

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
28,542 Jack in the Box, Inc $ 2,837,360
117,684 e Krispy Kreme, Inc 1,812,334
7,827 *,e Kura Sushi USA, Inc 778,865
184,124 Laureate Education, Inc 2,360,470
60,234 * Life Time Group Holdings, Inc 1,089,633
30,587 * Lincoln Educational Services Corp 217,474
47,271 * Lindblad Expeditions Holdings, Inc 558,743
17,268 Monarch Casino & Resort, Inc 1,197,018
61,478 * Mondee Holdings, Inc 526,252
3,470 Nathan's Famous, Inc 277,947
75,833 * Nerdy, Inc 374,615
47,955 * Noodles & Co 175,036
30,594 * ONE Group Hospitality, Inc 225,478
96,642 * OneSpaWorld Holdings Ltd 1,241,366
46,603 Papa John's International, Inc 3,854,068
94,872 * Perdoceo Education Corp 1,266,541
48,141 * PlayAGS, Inc 318,693
56,898 * Portillo's, Inc 1,311,499
34,790 * Potbelly Corp 332,245
11,650 RCI Hospitality Holdings, Inc 812,588
21,102 *,e Red Robin Gourmet Burgers, Inc 307,034
66,015 Red Rock Resorts, Inc 3,201,728
129,291 * Rover Group, Inc 708,515
107,602 * Rush Street Interactive, Inc 412,116
459,873 *,e Sabre Corp 1,885,479
124,931 * Scientific Games Corp (Class A) 8,782,649
54,487 * SeaWorld Entertainment, Inc 3,016,945
50,699 * Shake Shack, Inc 3,937,284
96,308 * Six Flags Entertainment Corp 2,301,761
30,599 Strategic Education, Inc 2,297,985
58,172 * Stride, Inc 2,222,752
182,405 *,e Super Group SGHC Ltd 552,687
130,926 *,e Sweetgreen, Inc 1,973,055
40,018 *,e Target Hospitality Corp 511,030
115,388 * Udemy, Inc 1,362,732
45,282 * Universal Technical Institute, Inc 329,653
76,488 * WW International Inc 891,085
33,042 * Xponential Fitness, Inc 697,847
TOTAL CONSUMER SERVICES 115,142,120
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
43,320 Andersons, Inc 2,114,882
45,830 * Chefs' Warehouse Holdings, Inc 1,665,462
51,841 * HF Foods Group Inc 271,129
19,353 Ingles Markets, Inc (Class A) 1,641,134
12,852 Natural Grocers by Vitamin C 160,007
35,387 Pricesmart, Inc 2,750,632
47,147 SpartanNash Co 1,057,979
142,304 * Sprouts Farmers Market, Inc 5,585,432
82,536 * United Natural Foods, Inc 1,716,749
12,578 Village Super Market (Class A) 292,816
23,074 Weis Markets, Inc 1,530,729
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,786,951
ENERGY - 7.2%
22,378 e Altus Midstream Co 805,608
49,857 * Amplify Energy Corp 365,950
24,632 Arch Resources, Inc 3,163,734
186,825 Archrock, Inc 2,178,379
55,514 Ardmore Shipping Corp 781,637
20,060 Atlas Energy Solutions, Inc 396,185
96,397 Berry Petroleum Co LLC 751,897
95,380 Bonanza Creek Energy, Inc 7,140,147

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
309,404 *,e Borr Drilling Ltd $ 2,716,567
34,680 * Bristow Group, Inc 1,067,104
87,192 Cactus, Inc 4,427,610
99,746 California Resources Corp 5,321,449
81,856 * Callon Petroleum Co 3,074,511
16,544 * Centrus Energy Corp 622,054
274,227 ChampionX Corp 9,762,481
220,978 * Clean Energy Fuels Corp 1,089,422
225,373 * CNX Resources Corp 4,597,609
125,885 e Comstock Resources Inc 1,605,034
47,091 CONSOL Energy, Inc 3,509,221
63,121 Core Laboratories, Inc 1,640,515
53,160 Crescent Energy, Inc 631,009
40,143 CVR Energy, Inc 1,474,854
92,155 Delek US Holdings, Inc 2,542,556
67,652 * Denbury, Inc 5,947,287
188,920 DHT Holdings, Inc 1,860,862
138,644 * Diamond Offshore Drilling, Inc 2,194,735
27,174 * DMC Global, Inc 512,502
42,742 Dorian LPG Ltd 1,271,147
45,388 * Dril-Quip, Inc 1,175,095
74,633 *,e Earthstone Energy, Inc 1,192,635
14,101 *,e Empire Petroleum Corp 126,909
191,551 * Encore Energy Corp 484,624
210,681 *,e Energy Fuels, Inc 1,344,145
42,539 e Enviva, Inc 573,000
591,924 Equitrans Midstream Corp 6,138,252
42,535 Evolution Petroleum Corp 397,277
25,892 Excelerate Energy, Inc 549,428
40,472 FLEX LNG Ltd 1,287,819
13,082 * Forum Energy Technologies, Inc 355,961
119,886 * Frank's International NV 2,660,270
329,245 *,e Gevo, Inc 566,301
136,544 Golar LNG Ltd 3,293,441
33,979 e Granite Ridge Resources, Inc 247,707
78,270 * Green Plains Inc 2,779,368
13,997 * Gulfport Energy Operating Corp 1,433,993
30,364 *,e Hallador Energy Co 279,956
198,310 * Helix Energy Solutions Group, Inc 1,903,776
138,500 Helmerich & Payne, Inc 6,200,645
11,917 e HighPeak Energy, Inc 180,543
56,023 International Seaways, Inc 2,402,826
16,602 *,e KLX Energy Services Holdings, Inc 194,741
619,528 * Kosmos Energy Ltd 4,398,649
23,640 *,e Laredo Petroleum, Inc 1,247,719
227,954 Liberty Oilfield Services, Inc 3,754,402
245,053 Magnolia Oil & Gas Corp 5,427,924
31,375 *,e Mammoth Energy Services, Inc 153,424
154,247 Matador Resources Co 8,580,761
201,711 Murphy Oil Corp 8,728,035
12,281 * Nabors Industries Ltd 1,504,300
5,622 Nacco Industries, Inc (Class A) 207,958
110,971 * Newpark Resources, Inc 612,560
43,724 *,e NextDecade Corp 243,543
261,054 * NexTier Oilfield Solutions, Inc 3,111,764
145,197 * Noble Corp plc 7,589,447
294,391 Nordic American Tankers Ltd 1,292,376
100,011 Northern Oil and Gas, Inc 3,937,433
56,364 Oasis Petroleum, Inc 8,840,130
137,018 * Oceaneering International, Inc 3,076,054
85,619 * Oil States International, Inc 688,377
74,039 * Overseas Shipholding Group, Inc 302,820
73,665 * Par Pacific Holdings, Inc 2,318,974

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
286,328 Patterson-UTI Energy, Inc $ 4,535,436
158,755 PBF Energy, Inc 7,531,337
168,590 Peabody Energy Corp 3,783,160
342,218 Permian Resources Corp 4,000,528
927 *,e PrimeEnergy Corp 89,140
31,670 *,e ProFrac Holding Corp 407,593
129,228 * ProPetro Holding Corp 1,349,140
20,530 * Ranger Energy Services, Inc 215,565
19,486 * Rex American Resources Corp 721,372
12,563 Riley Exploration Permian, Inc 470,484
166,187 *,e Ring Energy, Inc 402,173
111,463 RPC, Inc 927,372
44,290 SandRidge Energy, Inc 756,473
71,184 Scorpio Tankers, Inc 3,348,495
32,964 * SEACOR Marine Holdings, Inc 378,756
67,882 * Seadrill Ltd 3,320,109
112,853 Select Energy Services, Inc 949,094
161,440 SFL Corp Ltd 1,591,798
23,306 *,e SilverBow Resources, Inc 834,588
109,085 Sitio Royalties Corp 2,982,384
166,144 SM Energy Co 6,029,366
47,248 Solaris Oilfield Infrastructure, Inc 516,421
150,267 * Talos Energy, Inc 2,404,272
93,200 * Teekay Corp 620,712
32,029 Teekay Tankers Ltd 1,396,785
730,265 *,e Tellurian, Inc 1,256,056
161,321 * Tetra Technologies, Inc 724,331
64,360 * Tidewater, Inc 4,061,760
506,452 *,e Uranium Energy Corp 1,823,227
100,412 * US Silica Holdings, Inc 1,306,360
145,837 Vaalco Energy, Inc 648,975
83,478 * Valaris Ltd 6,411,110
5,797 *,e Verde Clean Fuels, Inc 31,536
91,121 * Vertex Energy, Inc 480,208
33,898 Vitesse Energy, Inc 853,891
125,971 * W&T Offshore, Inc 551,753
96,445 * Weatherford International Ltd 8,014,579
82,870 World Fuel Services Corp 1,867,890
TOTAL ENERGY 250,831,657
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.2%
125,823 Acadia Realty Trust 1,976,679
100,239 Alexander & Baldwin, Inc 1,924,589
3,284 Alexander's, Inc 635,027
17,127 Alpine Income Property Trust, Inc 290,988
68,897 American Assets Trust, Inc 1,550,183
179,139 American Finance Trust, Inc 1,271,887
211,186 Apartment Investment and Management Co 1,759,179
293,879 Apple Hospitality REIT, Inc 4,555,125
93,224 Armada Hoffler Properties, Inc 1,157,842
95,713 BraeMar Hotels & Resorts, Inc 354,138
236,646 Brandywine Realty Trust 1,195,062
250,883 Broadstone Net Lease, Inc 4,089,393
19,173 Brt Realty Trust 373,298
135,786 CareTrust REIT, Inc 2,822,991
36,900 CBL & Associates Properties, Inc 803,313
20,439 Centerspace 1,269,875
68,190 Chatham Lodging Trust 654,624
54,938 City Office REIT, Inc 300,511
13,183 Clipper Realty, Inc 84,371
33,167 Community Healthcare Trust, Inc 1,168,805
154,596 Corporate Office Properties Trust 4,019,496
29,362 CTO Realty Growth, Inc 513,835

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
283,352 DiamondRock Hospitality Co $ 2,408,492
332,930 Diversified Healthcare Trust 695,824
227,037 Douglas Emmett, Inc 3,337,444
121,563 Easterly Government Properties, Inc 1,794,270
181,558 Empire State Realty Trust, Inc 1,624,944
142,153 Equity Commonwealth 2,784,777
198,284 Essential Properties Realty Trust, Inc 4,867,872
67,670 Farmland Partners, Inc 777,528
116,333 Four Corners Property Trust, Inc 3,059,558
58,998 Getty Realty Corp 1,906,815
53,876 Gladstone Commercial Corp 716,551
45,018 Gladstone Land Corp 753,601
83,263 Global Medical REIT, Inc 824,304
140,587 Global Net Lease, Inc 1,502,875
40,929 Hersha Hospitality Trust 256,216
188,383 Hudson Pacific Properties 1,105,808
307,907 Independence Realty Trust, Inc 5,246,735
37,663 Innovative Industrial Properties, Inc 2,984,039
90,508 InvenTrust Properties Corp 2,202,965
42,655 iStar, Inc 1,054,858
148,104 JBG SMITH Properties 2,477,780
297,985 Kite Realty Group Trust 6,817,897
384,270 Lexington Realty Trust 3,869,599
54,140 LTC Properties, Inc 1,816,938
291,132 Macerich Co 3,711,933
112,544 * Mack-Cali Realty Corp 2,102,322
57,263 National Health Investors, Inc 3,144,311
80,334 NETSTREIT Corp 1,437,175
37,914 NexPoint Diversified Real Estate Trust 443,215
30,782 NexPoint Residential Trust, Inc 1,279,300
66,023 Office Properties Income Trust 508,377
22,032 One Liberty Properties, Inc 450,114
90,907 Orion Office REIT, Inc 590,896
201,198 Outfront Media, Inc 3,110,521
254,434 Paramount Group, Inc 1,333,234
37,230 Peakstone Realty Trust 943,408
173,882 Pebblebrook Hotel Trust 2,686,477
160,167 Phillips Edison & Co, Inc 5,655,497
312,170 Physicians Realty Trust 4,601,386
171,598 Piedmont Office Realty Trust, Inc 1,276,689
56,633 Plymouth Industrial REIT, Inc 1,289,533
24,761 Postal Realty Trust, Inc 373,148
108,840 PotlatchDeltic Corp 5,837,089
162,732 Retail Opportunities Investment Corp 2,397,042
220,132 RLJ Lodging Trust 2,267,360
116,491 RPT Realty 1,266,257
78,476 Ryman Hospitality Properties 7,477,978
311,599 Sabra Healthcare REIT, Inc 4,047,671
17,891 Saul Centers, Inc 689,698
227,666 Service Properties Trust 1,932,884
262,969 SITE Centers Corp 3,694,714
89,098 SL Green Realty Corp 3,359,886
138,486 Summit Hotel Properties, Inc 891,850
290,708 Sunstone Hotel Investors, Inc 2,962,315
136,309 Tanger Factory Outlet Centers, Inc 3,190,994
109,104 Terreno Realty Corp 6,474,231
71,711 UMH Properties, Inc 1,193,988
335,196 Uniti Group, Inc 1,870,394
18,690 Universal Health Realty Income Trust 892,074
156,924 Urban Edge Properties 2,669,277
38,189 Urstadt Biddle Properties, Inc (Class A) 866,127
122,070 Washington REIT 1,983,638
62,723 Whitestone REIT 647,301

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
153,284 Xenia Hotels & Resorts, Inc $ 1,946,707
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 181,155,912
FINANCIAL SERVICES - 5.7%
51,959 *,e Acacia Research (Acacia Technologies) 207,316
29,948 AFC Gamma, Inc 413,881
24,063 Alerus Financial Corp 475,966
28,214 *,e AlTi Global, Inc 220,634
25,956 A-Mark Precious Metals, Inc 1,058,745
18,385 Angel Oak Mortgage, Inc 174,290
187,654 Apollo Commercial Real Estate Finance, Inc 2,214,317
240,351 Arbor Realty Trust, Inc 4,064,335
68,600 Ares Commercial Real Estate Corp 731,276
260,793 ARMOUR Residential REIT, Inc 1,332,652
81,665 Artisan Partners Asset Management, Inc 3,388,281
28,081 * Assetmark Financial Holdings, Inc 839,622
6,149 * Atlanticus Holdings Corp 250,264
207,240 * AvidXchange Holdings, Inc 2,571,848
26,402 B. Riley Financial, Inc 1,466,103
133,983 *,e Bakkt Holdings, Inc 221,072
36,669 Banco Latinoamericano de Exportaciones S.A. (Class E) 855,121
438,779 BGC Group, Inc 2,088,588
236,702 Blackstone Mortgage Trust, Inc 5,441,779
56,456 *,e Blucora, Inc 1,461,081
67,529 Bread Financial Holdings, Inc 2,807,181
42,705 Brightsphere Investment Group, Inc 908,762
167,543 BrightSpire Capital, Inc 1,233,117
94,210 * Cannae Holdings, Inc 1,920,000
81,678 * Cantaloupe, Inc 629,737
17,461 Cass Information Systems, Inc 662,645
21,379 Chicago Atlantic Real Estate Finance, Inc 325,816
315,405 Chimera Investment Corp 1,980,743
124,127 Claros Mortgage Trust, Inc 1,529,245
33,937 Cohen & Steers, Inc 2,182,488
84,729 e Compass Diversified Trust 1,908,944
13,986 *,e Consumer Portfolio Services, Inc 179,161
3,880 Diamond Hill Investment Group, Inc 704,259
34,210 * Donnelley Financial Solutions, Inc 1,618,133
70,225 Dynex Capital, Inc 916,436
84,429 Ellington Financial Inc 1,141,480
39,408 Enact Holdings, Inc 1,071,898
31,275 * Encore Capital Group, Inc 1,673,213
41,564 * Enova International, Inc 2,289,761
141,774 Essent Group Ltd 7,031,990
87,081 EVERTEC, Inc 3,424,896
12,214 Federal Agricultural Mortgage Corp (FAMC) 1,963,401
65,984 *,e Finance Of America Cos, Inc 131,308
51,537 FirstCash Holdings, Inc 4,910,445
130,168 * Flywire Corp 4,443,936
77,875 * Focus Financial Partners, Inc 4,075,199
151,090 * Forge Global Holdings, Inc 439,672
111,436 Franklin BSP Realty Trust, Inc 1,593,535
55,324 GCM Grosvenor, Inc 434,293
75,993 Granite Point Mortgage Trust, Inc 435,440
65,379 * Green Dot Corp 1,278,159
49,025 Hamilton Lane, Inc 4,335,281
140,280 Hannon Armstrong Sustainable Infrastructure Capital, Inc 3,662,711
11,862 e Home Point Capital, Inc 27,520
32,706 * I3 Verticals, Inc 817,977
42,618 * International Money Express Inc 1,032,634
55,217 Invesco Mortgage Capital, Inc 663,156
109,859 Jackson Financial, Inc 3,627,544
75,821 KKR Real Estate Finance Trust, Inc 944,730

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
154,731 Ladder Capital Corp $ 1,700,494
148,516 * LendingClub Corp 1,246,049
15,171 * LendingTree, Inc 370,172
42,753 MarketWise, Inc 82,086
665,699 * Marqeta, Inc 3,714,600
24,294 Merchants Bancorp 767,933
138,737 MFA Financial, Inc 1,562,179
89,847 e Moelis & Co 4,387,229
91,731 * Mr Cooper Group, Inc 5,317,646
128,893 Navient Corp 2,454,123
19,244 Nelnet, Inc (Class A) 1,898,998
46,286 * NerdWallet, Inc 518,866
125,278 New York Mortgage Trust, Inc 1,271,572
30,932 e NewtekOne, Inc 550,590
10,916 Nexpoint Real Estate Finance, Inc 186,773
112,264 * NMI Holdings, Inc 2,998,571
8,575 *,e Ocwen Financial Corp 289,492
138,884 * Open Lending Corp 1,568,000
19,207 * OppFi, Inc 39,951
49,959 Orchid Island Capital, Inc 520,573
57,144 P10, Inc 677,156
269,041 * Pagseguro Digital Ltd 3,056,306
72,750 Patria Investments Ltd 1,107,255
358,939 * Payoneer Global, Inc 1,909,556
43,803 * Paysafe Ltd 526,950
43,694 *,e Paysign Inc 83,893
35,395 PennyMac Financial Services, Inc 2,662,766
122,184 PennyMac Mortgage Investment Trust 1,561,512
56,705 Perella Weinberg Partners 560,245
23,766 Piper Jaffray Cos 3,478,392
32,339 PJT Partners, Inc 2,564,806
52,853 * PRA Group, Inc 1,261,073
25,156 * Priority Technology Holdings Inc 113,202
63,680 * PROG Holdings, Inc 2,584,134
211,381 Radian Group, Inc 5,692,490
211,943 Ready Capital Corp 2,452,181
146,876 Redwood Trust, Inc 1,105,976
12,790 Regional Management Corp 415,547
115,921 * Remitly Global, Inc 2,234,957
115,383 * Repay Holdings Corp 963,448
37,492 Sculptor Capital Management, Inc 410,537
15,036 *,e Security National Financial Corp 128,407
13,835 Silvercrest Asset Management Group, Inc 288,321
22,951 * Star Holdings 357,806
76,844 StepStone Group, Inc 2,157,011
394,802 * StoneCo Ltd 5,720,681
24,153 * StoneX Group, Inc 2,222,318
4,871 *,e SWK Holdings Corp 78,618
100,292 TPG RE Finance Trust, Inc 782,278
135,437 Two Harbors Investment Corp 1,816,210
97,988 *,e Upstart Holdings, Inc 6,730,796
1,276 e Value Line, Inc 68,355
13,428 * Velocity Financial, Inc 166,239
36,255 Victory Capital Holdings, Inc 1,202,216
9,541 Virtus Investment Partners, Inc 1,962,870
42,826 Walker & Dunlop, Inc 3,896,309
31,138 Waterstone Financial, Inc 434,375
184,169 e WisdomTree Investments, Inc 1,281,816
5,301 *,e World Acceptance Corp 836,975
TOTAL FINANCIAL SERVICES 197,433,897
FOOD, BEVERAGE & TOBACCO - 1.6%
8,749 e Alico, Inc 226,599

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
97,662 B&G Foods, Inc (Class A) $ 1,294,998
250,162 *,e Benson Hill, Inc 347,725
85,934 *,e Beyond Meat, Inc 1,478,065
50,483 *,e BRC, Inc 231,212
22,401 Calavo Growers, Inc 845,190
51,313 Cal-Maine Foods, Inc 2,370,147
6,447 Coca-Cola Consolidated Inc 4,083,594
94,797 e Dole plc 1,252,268
56,878 * Duckhorn Portfolio, Inc 715,525
6,332 * Forafric Global plc 70,095
44,645 Fresh Del Monte Produce, Inc 1,186,664
121,403 * Hain Celestial Group, Inc 1,538,176
179,683 * Hostess Brands, Inc 4,319,579
21,064 J&J Snack Foods Corp 3,376,981
12,579 John B. Sanfilippo & Son, Inc 1,369,979
26,227 Lancaster Colony Corp 5,052,107
23,415 Limoneira Co 363,401
21,228 MGP Ingredients, Inc 2,420,204
63,799 * Mission Produce, Inc 741,344
31,422 * National Beverage Corp 1,660,653
218,204 Primo Water Corp 3,091,951
7,543 * Seneca Foods Corp 290,896
121,838 * Simply Good Foods Co 4,716,349
52,784 * Sovos Brands, Inc 939,555
129,933 * SunOpta, Inc 861,456
69,432 * TreeHouse Foods, Inc 3,583,386
22,057 Turning Point Brands, Inc 526,059
34,188 Universal Corp 1,728,887
96,666 Utz Brands, Inc 1,619,156
194,816 Vector Group Ltd 2,555,986
38,670 * Vita Coco Co, Inc 1,021,661
45,485 * Vital Farms, Inc 532,175
37,505 *,e Westrock Coffee Co 416,118
34,161 * Zevia PBC 94,968
TOTAL FOOD, BEVERAGE & TOBACCO 56,923,109
HEALTH CARE EQUIPMENT & SERVICES - 6.6%
93,900 * Accolade, Inc 1,410,378
125,546 *,e Accuray, Inc 534,826
103,392 * AdaptHealth Corp 1,420,606
20,910 * Addus HomeCare Corp 1,914,729
38,179 *,e Agiliti, Inc 655,533
17,003 e AirSculpt Technologies, Inc 154,217
120,447 * Alignment Healthcare, Inc 747,976
147,200 * Allscripts Healthcare Solutions, Inc 1,990,144
104,285 * Alphatec Holdings Inc 1,842,716
337,373 * American Well Corp 826,564
55,715 * AMN Healthcare Services, Inc 5,969,862
51,827 * Angiodynamics, Inc 450,377
58,104 *,e Apollo Medical Holdings, Inc 2,128,349
62,786 * AtriCure, Inc 3,475,205
1,897 Atrion Corp 1,063,477
62,533 * Avanos Medical, Inc 1,530,182
60,420 * Aveanna Healthcare Holdings, Inc 104,527
54,514 * AxoGen, Inc 471,001
67,354 * Axonics Modulation Technologies, Inc 4,066,161
35,507 *,e Beyond Air, Inc 128,180
238,446 * Brookdale Senior Living, Inc 839,330
207,390 *,e Butterfly Network, Inc 532,992
160,902 *,e Cano Health, Inc 236,526
59,508 *,e CareMax, Inc 142,224
33,263 * Castle Biosciences, Inc 560,482
237,114 * Cerus Corp 727,940

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
31,337 *,e ClearPoint Neuro, Inc $ 215,285
162,514 * Community Health Systems, Inc 713,436
18,280 * Computer Programs & Systems, Inc 479,302
41,244 Conmed Corp 4,992,586
11,920 * Corvel Corp 2,438,355
48,883 * Cross Country Healthcare, Inc 1,261,181
54,426 * CryoLife, Inc 948,101
22,042 *,e Cutera, Inc 441,060
15,323 * CVRx, Inc 274,741
61,038 *,e Definitive Healthcare Corp 722,080
112,316 * DocGo, Inc 942,331
79,674 Embecta Corp 1,700,243
68,394 * Enhabit, Inc 939,050
73,572 Ensign Group, Inc 7,126,920
149,192 * Evolent Health, Inc 4,533,945
181,769 * Figs, Inc 1,337,820
27,932 * Fulgent Genetics, Inc 1,084,600
63,482 * Glaukos Corp 4,897,001
151,111 * Guardant Health, Inc 5,896,351
67,751 * Haemonetics Corp 6,249,352
76,936 * Health Catalyst, Inc 1,079,412
113,977 * HealthEquity, Inc 7,743,597
35,390 HealthStream, Inc 795,567
164,376 * Hims & Hers Health, Inc 1,474,453
70,194 * Inari Medical, Inc 4,005,972
25,023 * InfuSystem Holdings, Inc 258,237
104,590 * Inmode Ltd 4,487,957
21,483 * Innovage Holding Corp 154,678
32,057 * Inogen, Inc 261,906
45,227 * Integer Holding Corp 4,182,593
229,226 *,e Invitae Corp 325,501
9,882 iRadimed Corp 434,116
41,391 * iRhythm Technologies, Inc 4,348,538
20,600 * Joint Corp 278,100
92,913 * Lantheus Holdings, Inc 8,036,045
26,168 LeMaitre Vascular, Inc 1,654,603
144,121 *,e LifeStance Health Group, Inc 1,353,296
73,861 * LivaNova plc 4,317,175
112,512 * MEDNAX, Inc 1,544,790
76,497 * Merit Medical Systems, Inc 5,712,031
7,010 Mesa Laboratories, Inc 901,907
17,709 * ModivCare, Inc 774,592
442,348 *,e Multiplan Corp 951,048
63,975 *,e Nano-X Imaging Ltd 793,290
16,741 National Healthcare Corp 988,054
18,823 National Research Corp 807,695
297,866 * Neogen Corp 6,907,513
173,009 * NeoGenomics, Inc 2,998,246
47,225 * Nevro Corp 1,180,153
77,884 * NextGen Healthcare, Inc 1,295,211
72,044 * NuVasive, Inc 2,968,933
61,254 * Omnicell, Inc 3,868,190
569,860 *,e Opko Health, Inc 1,059,940
21,914 * OptimizeRx Corp 305,700
230,583 * Option Care Health, Inc 7,789,094
99,167 * OraSure Technologies, Inc 468,068
5,810 *,e Orchestra BioMed Holdings, Inc 34,105
47,704 * Orthofix Medical Inc 939,292
20,885 * OrthoPediatrics Corp 871,949
65,683 * Outset Medical, Inc 1,351,756
101,496 * Owens & Minor, Inc 1,952,783
55,335 * P3 Health Partners, Inc 122,844
61,370 * Paragon 28, Inc 1,084,408

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
119,377 Patterson Cos, Inc $ 3,926,310
40,466 * Pennant Group, Inc 464,550
38,312 * PetIQ, Inc 641,343
69,149 * Phreesia, Inc 2,193,406
93,390 * Privia Health Group, Inc 2,607,449
49,020 * PROCEPT BioRobotics Corp 1,688,249
106,603 * Progyny, Inc 4,451,741
47,757 * Pulmonx Corp 668,598
22,441 *,e Pulse Biosciences, Inc 177,284
55,552 * Quipt Home Medical Corp 294,981
67,310 * RadNet, Inc 2,226,615
47,821 *,e Repro-Med Systems, Inc 124,335
36,806 * RxSight, Inc 1,228,216
5,089 * Sanara Medtech, Inc 213,026
73,054 *,e Schrodinger, Inc 3,821,455
142,670 Select Medical Holdings Corp 4,281,527
6,707 * Semler Scientific, Inc 164,657
404,354 *,e Sharecare, Inc 562,052
46,870 * SI-BONE, Inc 1,207,371
29,558 * Sight Sciences, Inc 260,110
51,255 * Silk Road Medical Inc 1,170,664
20,907 Simulations Plus, Inc 1,041,169
66,214 * Staar Surgical Co 3,626,541
91,708 * Surgery Partners, Inc 3,542,680
19,020 * SurModics, Inc 609,971
31,396 * Tactile Systems Technology, Inc 719,282
22,148 * Tela Bio, Inc 216,829
42,969 * Transmedics Group, Inc 4,003,851
61,173 * Treace Medical Concepts, Inc 1,394,133
9,505 * UFP Technologies, Inc 1,850,291
17,329 US Physical Therapy, Inc 2,014,843
4,768 Utah Medical Products, Inc 468,837
53,715 * Varex Imaging Corp 1,251,022
342,623 *,e VG Acquisition Corp 657,836
98,411 *,e Vicarious Surgical, Inc 161,394
47,009 * Viemed Healthcare, Inc 397,226
34,878 * Zimvie, Inc 478,526
28,246 *,e Zynex Inc 275,681
TOTAL HEALTH CARE EQUIPMENT & SERVICES 229,065,633
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
113,730 *,e Beauty Health Co 942,822
180,874 * BellRing Brands, Inc 6,502,420
15,202 * Central Garden & Pet Co 615,377
56,390 * Central Garden and Pet Co (Class A) 2,155,226
70,650 Edgewell Personal Care Co 2,784,316
67,982 * elf Beauty, Inc 7,934,859
98,188 Energizer Holdings, Inc 3,505,312
136,494 * Herbalife Nutrition Ltd 2,216,663
24,649 Inter Parfums, Inc 3,686,504
14,608 Medifast, Inc 1,488,409
18,571 * Nature's Sunshine Products, Inc 259,065
67,415 Nu Skin Enterprises, Inc (Class A) 1,981,327
6,480 * Oil-Dri Corp of America 406,750
10,434 *,e Thorne HealthTech, Inc 62,291
14,674 * USANA Health Sciences, Inc 952,489
26,105 *,e Waldencast plc 144,883
18,725 WD-40 Co 4,297,387
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 39,936,100
INSURANCE - 1.7%
59,995 * AMBAC Financial Group, Inc 848,329
104,727 American Equity Investment Life Holding Co 5,620,698

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
26,576 Amerisafe, Inc $ 1,385,141
45,400 Argo Group International Holdings Ltd 1,348,380
82,347 * BRP Group, Inc 2,051,264
155,790 Conseco, Inc 4,006,919
23,966 Crawford & Co 230,313
21,294 Donegal Group, Inc (Class A) 310,254
34,162 * eHealth, Inc 258,265
36,037 Employers Holdings, Inc 1,392,109
15,923 * Enstar Group Ltd 4,074,377
24,506 F&G Annuities & Life, Inc 642,057
679,650 * Genworth Financial, Inc (Class A) 3,982,749
5,436 *,e GoHealth, Inc 100,675
29,158 * Goosehead Insurance, Inc 1,949,796
36,612 * Greenlight Capital Re Ltd (Class A) 376,371
9,033 e HCI Group, Inc 567,363
15,753 *,e Hippo Holdings, Inc 270,952
54,712 Horace Mann Educators Corp 1,648,473
1,606 Investors Title Co 251,419
48,376 James River Group Holdings Ltd 894,472
12,374 *,e Kingsway Financial Services, Inc 103,570
69,511 *,e Lemonade, Inc 1,616,131
115,265 * Maiden Holdings Ltd 224,767
67,349 * MBIA, Inc 588,630
36,239 Mercury General Corp 1,166,171
3,051 National Western Life Group, Inc 1,286,515
11,769 * NI Holdings, Inc 163,942
210,385 * Oscar Health, Inc 1,582,095
33,964 * Palomar Holdings, Inc 2,056,860
73,221 ProAssurance Corp 1,230,113
18,816 Safety Insurance Group, Inc 1,354,752
80,631 Selective Insurance Group, Inc 8,320,313
115,236 * Selectquote, Inc 217,796
126,833 * SiriusPoint Ltd 1,184,620
13,926 * Skyward Specialty Insurance Group, Inc 329,907
36,378 Stewart Information Services Corp 1,714,495
38,313 Tiptree Inc 565,883
53,206 *,e Trupanion, Inc 1,641,405
28,478 United Fire Group Inc 684,611
26,792 * United Insurance Holdings Corp 141,998
36,061 Universal Insurance Holdings, Inc 560,027
TOTAL INSURANCE 58,944,977
MATERIALS - 4.5%
52,114 *,e 5E Advanced Materials, Inc 182,920
35,671 AdvanSix, Inc 1,430,764
174,229 * Allegheny Technologies, Inc 8,307,239
17,738 Alpha Metallurgical Resources, Inc 3,072,576
38,046 American Vanguard Corp 687,111
275,614 *,e Amyris, Inc 244,414
135,275 * Arconic Corp 4,043,370
73,291 * Aspen Aerogels, Inc 611,247
124,721 Avient Corp 5,054,942
43,423 Balchem Corp 5,850,815
74,634 Cabot Corp 5,299,014
22,143 Caledonia Mining Corp plc 260,845
65,383 Carpenter Technology Corp 3,913,826
74,026 * Century Aluminum Co 688,442
10,513 Chase Corp 1,323,482
24,418 * Clearwater Paper Corp 786,992
432,692 * Coeur Mining, Inc 1,332,691
157,983 Commercial Metals Co 9,039,787
46,667 Compass Minerals International, Inc 1,767,279
173,346 * Constellium SE 3,309,175

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
5,048 *,e Contango ORE, Inc $ 93,893
10,158 * Core Molding Technologies, Inc 245,011
71,181 * Dakota Gold Corp 209,272
126,852 *,e Danimer Scientific, Inc 356,454
35,238 FutureFuel Corp 342,513
60,484 Glatfelter Corp 205,646
33,621 Greif, Inc (Class A) 2,486,945
6,965 Greif, Inc (Class B) 550,723
72,378 H.B. Fuller Co 5,358,143
25,598 Hawkins, Inc 1,196,707
17,167 Haynes International, Inc 861,097
811,417 Hecla Mining Co 4,673,762
262,037 *,e i-80 Gold Corp 534,555
51,516 * Ingevity Corp 3,298,054
32,920 Innospec, Inc 3,527,049
15,133 * Intrepid Potash, Inc 416,158
75,603 *,e Ivanhoe Electric, Inc 1,229,305
20,890 Kaiser Aluminum Corp 1,696,268
67,707 * Knife River Corp 2,943,223
27,522 Koppers Holdings, Inc 1,052,992
30,976 Kronos Worldwide, Inc 289,626
244,423 *,e Livent Corp 6,017,694
76,266 * LSB Industries, Inc 851,891
27,936 Materion Corp 3,328,295
44,194 Minerals Technologies, Inc 2,711,302
49,769 Myers Industries, Inc 975,970
316,804 * Novagold Resources Inc 1,428,786
206,853 * O-I Glass, Inc 4,749,345
13,023 Olympic Steel, Inc 726,553
136,132 *,e Origin Materials, Inc 609,871
77,910 Orion Engineered Carbons SA 1,707,787
58,278 Pactiv Evergreen, Inc 501,774
210,291 * Perimeter Solutions S.A. 1,169,218
51,867 *,e Perpetua Resources Corp 196,057
24,661 * Piedmont Lithium, Inc 1,352,902
73,962 * PolyMet Mining Corp 153,841
125,316 * PQ Group Holdings, Inc 1,540,134
154,758 *,e PureCycle Technologies, Inc 1,832,335
18,560 Quaker Chemical Corp 3,719,053
6,249 * Ramaco Resources, Inc 88,923
31,252 Ramaco Resources, Inc 287,518
59,396 * Ranpak Holdings Corp 380,728
83,699 * Rayonier Advanced Materials, Inc 395,896
30,181 Ryerson Holding Corp 1,282,391
34,222 Schnitzer Steel Industries, Inc (Class A) 1,239,179
73,697 Schweitzer-Mauduit International, Inc 1,159,991
57,375 Sensient Technologies Corp 3,674,295
28,624 Stepan Co 2,742,752
162,487 * Summit Materials, Inc 5,878,780
105,905 SunCoke Energy, Inc 940,436
48,554 Sylvamo Corp 2,382,545
58,512 * TimkenSteel Corp 1,363,330
45,315 Tredegar Corp 313,580
56,113 Trimas Corp 1,445,471
45,233 Trinseo plc 797,005
158,428 Tronox Holdings plc 2,105,508
2,821 United States Lime & Minerals, Inc 580,026
3,773 Valhi, Inc 57,878
69,564 Warrior Met Coal, Inc 3,078,207
43,110 Worthington Industries, Inc 3,216,868
TOTAL MATERIALS 155,758,442

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT - 1.9%
119,692 * Advantage Solutions, Inc $ 310,002
43,573 * AMC Networks, Inc 549,891
14,745 * Atlanta Braves Holdings, Inc 698,028
59,413 * Atlanta Braves Holdings, Inc 2,419,297
30,157 * Boston Omaha Corp 588,665
137,625 * Bumble, Inc 2,548,815
21,446 *,e Cardlytics, Inc 250,275
134,227 * Cargurus, Inc 3,041,584
89,483 * Cars.com, Inc 2,041,107
150,026 * Cinemark Holdings, Inc 2,503,934
514,235 * Clear Channel 925,623
1,684 * Daily Journal Corp 487,552
59,741 * DHI Group, Inc 225,224
19,910 *,e Emerald Holding, Inc 98,555
78,289 Entravision Communications Corp (Class A) 374,221
107,546 * Eventbrite Inc 1,237,855
27,255 * EverQuote Inc 192,965
77,470 * EW Scripps Co (Class A) 763,854
265,026 *,e fuboTV, Inc 893,138
12,214 * Gambling.com Group Ltd 149,622
201,540 * Gannett Co, Inc 568,343
111,923 Gray Television, Inc 1,059,911
54,843 * Grindr, Inc 323,574
147,651 * iHeartMedia, Inc 698,389
64,801 * Imax Corp 1,192,986
53,517 * Integral Ad Science Holding Corp 1,115,829
57,467 John Wiley & Sons, Inc (Class A) 1,967,095
78,321 * Lions Gate Entertainment Corp (Class A) 601,505
159,743 * Lions Gate Entertainment Corp (Class B) 1,169,319
49,397 * Loop Media, Inc 113,613
35,809 * Madison Square Garden Entertainment Corp 1,520,092
58,278 * Madison Square Garden Entertainment Corp 2,030,406
179,136 * Magnite, Inc 2,710,328
33,377 e Marcus Corp 520,681
30,199 * MediaAlpha, Inc 306,218
197,881 * Nextdoor Holdings, Inc 615,410
55,980 * Outbrain, Inc 297,254
110,418 * Playstudios, Inc 544,361
59,270 * PubMatic, Inc 1,184,807
72,007 * QuinStreet, Inc 639,422
128,570 * Quotient Technology, Inc 506,566
28,672 * Reservoir Media, Inc 156,549
39,596 Scholastic Corp 1,710,151
32,860 Shutterstock, Inc 1,690,647
49,901 e Sinclair, Inc 694,123
144,665 * Stagwell, Inc 970,702
34,112 * System1, Inc 97,560
37,295 * TechTarget, Inc 1,211,342
306,080 TEGNA, Inc 5,172,752
40,670 * Thryv Holdings, Inc 963,879
15,132 Townsquare Media, Inc 181,281
129,623 * TrueCar, Inc 317,576
11,707 * Urban One, Inc 67,081
14,859 * Urban One, Inc 84,399
201,481 * Vimeo, Inc 830,102
34,551 * Vivid Seats, Inc 287,810
74,392 * WideOpenWest, Inc 612,990
92,584 * Yelp, Inc 4,170,909
62,575 * Ziff Davis Inc 4,537,939
96,439 * ZipRecruiter, Inc 1,786,050
TOTAL MEDIA & ENTERTAINMENT 65,530,158

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
68,049 * 2seventy bio, Inc $ 516,492
42,823 * 4D Molecular Therapeutics, Inc 783,661
83,865 *,e 89bio, Inc 1,328,422
20,225 *,e Aadi Bioscience, Inc 107,799
162,805 * Acadia Pharmaceuticals, Inc 4,760,418
94,576 * Aclaris Therapeutics, Inc 933,465
11,821 * Acrivon Therapeutics, Inc 147,053
35,556 *,e Actinium Pharmaceuticals, Inc 253,159
155,076 * Adaptive Biotechnologies Corp 1,308,841
39,462 *,e Adicet Bio, Inc 105,364
277,886 * ADMA Biologics, Inc 1,153,227
12,452 * Aerovate Therapeutics, Inc 217,287
466,802 * Agenus, Inc 709,539
75,089 * Agios Pharmaceuticals, Inc 1,991,360
60,869 * Akero Therapeutics, Inc 2,641,715
21,951 * Akoya Biosciences, Inc 151,462
62,944 *,e Aldeyra Therapeutics, Inc 510,791
86,500 * Alector, Inc 593,390
224,102 * Alkermes plc 6,561,707
90,402 * Allakos, Inc 486,363
108,997 *,e Allogene Therapeutics, Inc 540,625
57,580 * Allovir, Inc 189,438
43,250 *,e Alpine Immune Sciences, Inc 542,355
67,327 * Altimmune, Inc 222,852
30,055 * ALX Oncology Holdings, Inc 183,636
378,063 * Amicus Therapeutics, Inc 5,149,218
160,344 * Amneal Pharmaceuticals, Inc 513,101
52,339 * Amphastar Pharmaceuticals, Inc 3,176,454
68,570 * Amylyx Pharmaceuticals, Inc 1,607,966
28,321 *,e AnaptysBio, Inc 558,207
91,173 *,e Anavex Life Sciences Corp 752,177
17,618 * ANI Pharmaceuticals, Inc 925,826
20,311 * Anika Therapeutics, Inc 473,856
62,371 *,e Annexon, Inc 215,180
169,888 *,e Arbutus Biopharma Corp 368,657
51,462 * Arcellx, Inc 1,762,574
30,817 * Arcturus Therapeutics Holdings, Inc 1,077,362
69,500 * Arcus Biosciences, Inc 1,383,050
69,779 * Arcutis Biotherapeutics, Inc 761,289
288,851 * Ardelyx, Inc 1,138,073
139,810 * Arrowhead Pharmaceuticals Inc 4,826,241
67,364 * Arvinas, Inc 1,665,238
120,384 * Assertio Holdings, Inc 684,985
34,858 *,e Astria Therapeutics, Inc 312,328
63,720 * Atara Biotherapeutics, Inc 140,821
105,147 * Atea Pharmaceuticals, Inc 360,654
37,316 * Aura Biosciences, Inc 444,060
185,007 * Aurinia Pharmaceuticals, Inc 2,142,381
83,065 * Avid Bioservices, Inc 1,051,603
92,760 * Avidity Biosciences, Inc 882,148
34,057 *,e Avita Medical, Inc 689,654
44,594 *,e Axsome Therapeutics, Inc 3,499,291
92,847 * Beam Therapeutics, Inc 2,866,187
60,363 * BioAtla, Inc 180,485
252,684 * BioCryst Pharmaceuticals, Inc 1,867,335
79,869 * Biohaven Ltd 1,587,796
47,217 * BioLife Solutions Inc 938,674
26,928 * Biomea Fusion, Inc 599,148
18,644 *,e Biote Corp 127,152
14,808 *,e Bioxcel Therapeutics Inc 135,345
150,690 *,e Bluebird Bio, Inc 592,212
82,179 * Blueprint Medicines Corp 5,423,814
155,273 * Bridgebio Pharma, Inc 5,436,108

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
82,701 *,e Bright Green Corp $ 61,199
34,762 *,e Cabaletta Bio, Inc 473,458
59,968 * Cara Therapeutics, Inc 199,693
70,175 * CareDx, Inc 765,609
83,288 * Caribou Biosciences, Inc 598,841
36,524 e Carisma Therapeutics, Inc 202,708
53,834 *,e Cassava Sciences, Inc 1,183,271
128,158 * Catalyst Pharmaceuticals, Inc 1,772,425
23,416 *,e Celcuity, Inc 231,350
63,783 * Celldex Therapeutics, Inc 2,255,367
26,194 * Century Therapeutics, Inc 79,892
83,617 * Cerevel Therapeutics Holdings, Inc 2,557,844
78,524 * Chinook Therapeutics, Inc 3,076,570
164,649 *,e Citius Pharmaceuticals, Inc 162,986
89,565 * Codexis, Inc 322,434
92,564 * Cogent Biosciences, Inc 1,202,406
100,420 *,e Coherus Biosciences, Inc 484,024
46,249 * Collegium Pharmaceutical, Inc 1,052,627
124,245 *,e Compass Therapeutics, Inc 356,583
110,966 * Corcept Therapeutics, Inc 2,827,414
60,777 *,e CorMedix Inc 268,634
70,303 * Crinetics Pharmaceuticals, Inc 1,335,757
61,759 * CryoPort, Inc 992,467
47,316 *,e Cue Biopharma, Inc 180,747
34,937 * Cullinan Oncology, Inc 369,983
132,981 * Cymabay Therapeutics, Inc 1,735,402
159,879 * Cytek Biosciences, Inc 1,432,516
126,227 * Cytokinetics, Inc 4,209,670
66,595 * Day One Biopharmaceuticals, Inc 881,718
68,586 * Deciphera Pharmaceuticals, Inc 927,283
159,902 * Denali Therapeutics, Inc 4,546,014
47,309 *,e Design Therapeutics, Inc 385,095
52,529 * DICE Therapeutics, Inc 2,468,863
10,512 * Disc Medicine, Inc 521,395
175,081 * Dynavax Technologies Corp 2,449,383
57,715 * Dyne Therapeutics, Inc 702,969
14,382 * Eagle Pharmaceuticals, Inc 298,570
58,283 * Edgewise Therapeutics, Inc 424,883
99,534 * Editas Medicine, Inc 873,909
56,201 * Emergent Biosolutions, Inc 386,663
26,286 * Enanta Pharmaceuticals, Inc 498,645
31,703 *,e Enliven Therapeutics, Inc 600,455
29,191 *,e Entrada Therapeutics, Inc 507,048
433,314 * EQRx, Inc 740,967
122,126 * Erasca, Inc 322,413
55,974 * Evolus, Inc 560,859
38,852 *,e Eyenovia, Inc 82,755
35,581 *,e EyePoint Pharmaceuticals, Inc 444,763
113,106 * Fate Therapeutics, Inc 467,128
24,461 *,e Fennec Pharmaceuticals, Inc 217,948
83,092 * FibroGen, Inc 171,170
28,008 *,e Foghorn Therapeutics, Inc 256,553
3,701 * Genelux Corp 77,980
64,890 * Generation Bio Co 329,641
673,923 * Geron Corp 2,183,511
38,589 *,e Graphite Bio, Inc 97,630
121,020 * Gritstone Oncology, Inc 238,409
182,801 * Halozyme Therapeutics, Inc 7,853,131
44,397 * Harmony Biosciences Holdings, Inc 1,570,322
35,070 *,e Harrow Health, Inc 774,346
52,517 * Harvard Bioscience, Inc 244,204
91,752 *,e Heron Therapeutics, Inc 152,308
28,832 * HilleVax, Inc 438,823

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
80,338 * Humacyte, Inc $ 263,509
37,494 * Icosavax, Inc 331,072
73,516 * Ideaya Biosciences, Inc 1,643,818
21,647 *,e IGM Biosciences, Inc 230,324
29,269 *,e Ikena Oncology, Inc 150,735
27,824 *,e Immuneering Corp 282,692
150,950 *,e ImmunityBio, Inc 332,090
328,772 * Immunogen, Inc 5,858,717
73,138 * Immunovant, Inc 1,669,741
46,546 * Inhibrx, Inc 933,247
84,663 * Innoviva, Inc 1,147,184
46,180 *,e Inozyme Pharma, Inc 235,518
181,550 * Insmed, Inc 4,010,440
119,706 * Intellia Therapeutics, Inc 5,067,155
33,587 * Intercept Pharmaceuticals, Inc 362,740
127,019 * Intra-Cellular Therapies, Inc 7,854,855
282,156 * Iovance Biotherapeutics, Inc 2,048,453
189,169 * Ironwood Pharmaceuticals, Inc 2,097,884
33,162 * iTeos Therapeutics, Inc 466,258
21,259 *,e Janux Therapeutics, Inc 297,626
32,824 * KalVista Pharmaceuticals Inc 331,522
153,723 * Karyopharm Therapeutics, Inc 276,701
47,316 *,e KemPharm, Inc 230,902
30,428 * Keros Therapeutics, Inc 1,274,325
97,211 * Kezar Life Sciences, Inc 217,753
43,001 * Kiniksa Pharmaceuticals Ltd 810,139
46,566 * Kodiak Sciences, Inc 139,232
29,247 * Krystal Biotech Inc 3,775,788
84,916 * Kura Oncology, Inc 886,523
52,958 * Kymera Therapeutics, Inc 1,158,721
35,655 * Larimar Therapeutics, Inc 152,603
126,230 *,e Lexicon Pharmaceuticals, Inc 253,722
22,292 * Ligand Pharmaceuticals, Inc (Class B) 1,492,004
176,749 *,e Lineage Cell Therapeutics, Inc 270,426
63,413 * Liquidia Corp 489,548
21,463 *,e Longboard Pharmaceuticals, Inc 154,534
242,546 *,e Lyell Immunopharma, Inc 700,958
82,092 * MacroGenics, Inc 391,579
18,449 * Madrigal Pharmaceuticals, Inc 3,787,580
359,993 * MannKind Corp 1,645,168
67,798 * Marinus Pharmaceuticals, Inc 721,371
121,346 * MaxCyte, Inc 542,417
44,655 * MeiraGTx Holdings plc 281,326
13,719 *,e Merrimack Pharmaceuticals, Inc 164,765
65,881 * Mersana Therapeutics, Inc 80,704
147,555 * MiMedx Group, Inc 1,190,769
18,940 * Mineralys Therapeutics, Inc 267,622
36,038 * Mirum Pharmaceuticals, Inc 928,339
41,302 *,e Monte Rosa Therapeutics, Inc 292,005
41,178 * Morphic Holding, Inc 2,336,028
109,125 * Myriad Genetics, Inc 2,438,944
65,874 * NanoString Technologies, Inc 313,560
66,458 * Nautilus Biotechnology, Inc 218,647
54,749 * NGM Biopharmaceuticals Inc 129,755
45,244 * Nkarta, Inc 103,609
118,317 *,e Novavax, Inc 1,097,982
62,887 * Nurix Therapeutics, Inc 610,633
32,446 * Nuvalent, Inc 1,617,433
198,189 * Nuvation Bio, Inc 366,650
9,280 * Nuvectis Pharma, Inc 130,384
11,704 * Ocean Biomedical, Inc 54,892
110,944 * Ocular Therapeutix, Inc 503,686
36,652 *,e Olema Pharmaceuticals, Inc 317,040

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
33,248 * Omega Therapeutics, Inc $ 185,856
82,735 *,e Omeros Corp 359,897
126,254 * OmniAb, Inc 694,397
7,972 *,† OmniAb, Inc 0
7,972 *,† OmniAb, Inc 0
102,190 *,e Optinose, Inc 123,139
99,130 * Organogenesis Holdings Inc 423,285
53,148 *,e ORIC Pharmaceuticals, Inc 444,317
206,393 *,e Outlook Therapeutics, Inc 357,060
82,414 *,e Ovid therapeutics, Inc 295,866
340,184 * Pacific Biosciences of California, Inc 4,493,831
61,624 * Pacira BioSciences Inc 2,240,032
38,199 *,e PDS Biotechnology Corp 218,307
13,643 * PepGen, Inc 81,722
33,505 *,e Phathom Pharmaceuticals, Inc 509,611
28,478 Phibro Animal Health Corp 412,361
76,493 *,e Pliant Therapeutics, Inc 1,364,635
52,216 * PMV Pharmaceuticals, Inc 341,493
122,663 * Point Biopharma Global, Inc 1,096,607
93,312 *,e Poseida Therapeutics, Inc 161,430
235,566 *,e Precigen, Inc 327,437
13,804 * Prelude Therapeutics, Inc 53,974
67,915 * Prestige Consumer Healthcare, Inc. 4,428,737
53,396 *,e Prime Medicine, Inc 804,678
83,886 * ProKidney Corp 1,075,419
73,352 * Protagonist Therapeutics, Inc 1,423,029
74,027 * Protalix BioTherapeutics, Inc 118,443
56,154 * Prothena Corp plc 3,867,326
96,335 * PTC Therapeutics, Inc 3,886,154
47,125 * Quanterix Corp 1,170,585
130,597 *,e Quantum-Si, Inc 508,022
41,950 * Rallybio Corp 250,861
39,628 * RAPT Therapeutics, Inc 947,109
38,752 * Reata Pharmaceuticals, Inc 6,416,556
185,352 * Recursion Pharmaceuticals, Inc 2,617,170
53,294 * REGENXBIO, Inc 1,012,586
122,162 * Relay Therapeutics, Inc 1,539,241
13,526 * Reneo Pharmaceuticals, Inc 108,614
56,659 * Replimune Group, Inc 1,193,805
112,002 * Revance Therapeutics, Inc 2,646,607
137,301 * REVOLUTION Medicines, Inc 3,604,151
69,628 * Rhythm Pharmaceuticals, Inc 1,242,164
242,444 * Rigel Pharmaceuticals, Inc 334,573
77,887 * Rocket Pharmaceuticals, Inc 1,405,860
71,611 * Sage Therapeutics, Inc 2,483,469
127,192 *,e Sana Biotechnology, Inc 745,345
233,110 * Sangamo Therapeutics Inc 306,540
104,532 *,e Savara, Inc 374,225
38,661 *,e Scholar Rock Holding Corp 274,493
39,230 *,e scPharmaceuticals, Inc 330,709
81,550 * Seer, Inc 412,643
159,741 *,e Selecta Biosciences, Inc 174,118
132,061 *,e Seres Therapeutics, Inc 635,213
65,159 SIGA Technologies, Inc 374,013
33,145 *,e Silverback Therapeutics, Inc 243,616
208,538 * SomaLogic, Inc 510,918
88,306 *,†,e Sorrento Therapeutics, Inc 466,797
78,987 * SpringWorks Therapeutics, Inc 2,478,612
37,455 * Stoke Therapeutics, Inc 248,701
157,458 *,e Summit Therapeutics, Inc 330,662
65,592 * Supernus Pharmaceuticals, Inc 2,013,018
88,668 * Sutro Biopharma, Inc 396,346
89,185 * Syndax Pharmaceuticals, Inc 1,901,424

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
64,979 * Tango Therapeutics, Inc $ 219,629
10,807 *,e Taro Pharmaceutical Industries Ltd 394,996
32,008 *,e Tarsus Pharmaceuticals, Inc 704,496
62,367 *,e Tenaya Therapeutics, Inc 301,856
58,306 *,e Terns Pharmaceuticals, Inc 420,969
186,200 * TG Therapeutics, Inc 3,852,478
87,015 *,e Theravance Biopharma, Inc 860,578
29,669 * Theseus Pharmaceuticals, Inc 99,985
26,824 * Third Harmonic Bio, Inc 190,182
98,440 * Travere Therapeutics, Inc 1,692,184
57,709 * Trevi Therapeutics, Inc 137,347
76,783 * Twist Bioscience Corp 1,868,898
18,400 * Tyra Biosciences, Inc 272,688
26,820 *,e UroGen Pharma Ltd 580,921
77,049 * Vanda Pharmaceuticals, Inc 445,343
124,614 * Vaxcyte, Inc 5,988,949
58,029 *,e Vaxxinity, Inc 156,098
63,454 * Ventyx Biosciences, Inc 2,350,971
45,877 *,e Vera Therapeutics, Inc 861,111
98,673 * Veracyte, Inc 2,708,574
63,230 * Vericel Corp 2,271,222
28,476 *,e Verrica Pharmaceuticals, Inc 166,300
68,915 *,e Verve Therapeutics, Inc 1,412,068
22,032 *,e Vigil Neuroscience, Inc 179,340
130,307 * Viking Therapeutics, Inc 1,889,452
113,567 * Vir Biotechnology, Inc 1,599,023
57,193 * Viridian Therapeutics, Inc 1,072,941
51,509 * Vor BioPharma, Inc 155,557
42,867 * Voyager Therapeutics, Inc 399,520
80,574 *,e WaVe Life Sciences Ltd 352,108
167,362 *,e X4 Pharmaceuticals, Inc 299,578
78,294 * Xencor, Inc 1,901,761
185,451 * Xeris Biopharma Holdings, Inc 484,027
9,988 *,e XOMA Corp 157,311
50,449 * Y-mAbs Therapeutics, Inc 307,234
66,471 * Zentalis Pharmaceuticals, Inc 1,775,440
9,903 * Zura Bio Ltd 68,133
72,589 * Zymeworks, Inc 541,514
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 324,407,640
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .8%
2,110 *,e American Realty Investors, Inc 39,879
407,537 * Compass, Inc 1,707,580
215,019 * Cushman & Wakefield plc 2,113,637
219,542 e DigitalBridge Group, Inc 3,517,063
122,458 Douglas Elliman, Inc 270,632
94,388 e eXp World Holdings Inc 2,354,037
24,714 * Forestar Group, Inc 728,569
8,758 * FRP Holdings, Inc 502,446
162,694 Kennedy-Wilson Holdings, Inc 2,684,451
36,157 Marcus & Millichap, Inc 1,326,239
9,874 *,e Maui Land & Pineapple Co, Inc 147,221
183,117 Newmark Group, Inc 1,267,170
742,805 *,e Opendoor Technologies, Inc 3,795,734
28,182 Re/Max Holdings, Inc 555,467
145,823 * Realogy Holdings Corp 1,221,997
148,385 *,e Redfin Corp 2,222,807
20,152 RMR Group, Inc 475,184
46,931 St. Joe Co 2,979,180
8,230 Stratus Properties, Inc 233,567
32,335 * Tejon Ranch Co 569,419

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
1,691 * Transcontinental Realty Investors, Inc $ 59,168
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 28,771,447
RETAILING - 1.8%
44,172 Aaron's Co, Inc 698,801
102,125 Academy Sports & Outdoors, Inc 6,106,054
244,252 American Eagle Outfitters, Inc 3,431,741
8,391 * America's Car-Mart, Inc 999,536
121,208 Arko Corp 1,010,875
29,636 * Asbury Automotive Group, Inc 6,685,882
166,909 *,e BARK, Inc 240,349
29,233 e Big 5 Sporting Goods Corp 279,760
40,475 * Boot Barn Holdings, Inc 3,800,602
39,842 Buckle, Inc 1,456,623
44,947 Caleres, Inc 1,215,367
130,435 * Carvana Co 5,993,488
32,946 Cato Corp (Class A) 280,041
165,428 * Chico's FAS, Inc 1,009,111
14,897 * Children's Place, Inc 468,362
27,052 *,e ContextLogic, Inc 256,994
68,739 Designer Brands, Inc 683,953
76,829 * Destination XL Group, Inc 396,438
5,010 e Dillard's, Inc (Class A) 1,718,630
20,264 * Duluth Holdings, Inc 147,117
9,349 *,e Envela Corp 70,024
92,293 *,e EVgo, Inc 403,320
110,668 e Foot Locker, Inc 2,973,649
32,017 Franchise Group, Inc 952,826
16,973 * Genesco, Inc 478,808
19,023 Group 1 Automotive, Inc 4,918,016
80,682 * GrowGeneration Corp 321,114
41,171 e Guess?, Inc 864,179
20,154 Haverty Furniture Cos, Inc 717,482
5,374 *,e J Jill, Inc 121,990
22,463 * Lands' End, Inc 210,703
16,419 *,e Lazydays Holdings, Inc 215,253
237,582 * Leslie's, Inc 1,513,397
28,757 * MarineMax, Inc 1,159,770
42,468 Monro Muffler, Inc 1,556,452
47,458 * ODP Corp 2,367,205
16,656 *,e OneWater Marine, Inc 627,098
29,033 PetMed Express, Inc 425,333
65,513 *,e Rent the Runway, Inc 121,199
55,994 *,e Revolve Group, Inc 1,104,202
148,582 * Sally Beauty Holdings, Inc 1,778,527
24,101 Shoe Carnival, Inc 641,328
22,330 Sonic Automotive, Inc (Class A) 1,069,384
52,415 *,e Sportsman's Warehouse Holdings, Inc 330,214
115,618 *,e Stitch Fix Inc 590,808
98,951 *,e ThredUp, Inc 348,308
40,483 * Tilly's, Inc 350,988
18,215 *,e Torrid Holdings, Inc 49,545
TOTAL RETAILING 63,160,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
69,718 * ACM Research, Inc 913,306
35,099 *,e Aehr Test Systems 1,830,764
30,740 * Alpha & Omega Semiconductor Ltd 1,010,731
50,142 * Ambarella, Inc 4,182,846
138,915 Amkor Technology, Inc 4,041,037
28,637 * Atomera, Inc 247,137
44,102 * Axcelis Technologies, Inc 8,841,569
29,150 * Ceva, Inc 791,714

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
16 *,† China Energy Savings Technology, Inc $ 0
62,303 * Cohu, Inc 2,719,526
133,433 * Credo Technology Group Holding Ltd 2,264,358
60,767 * Diodes, Inc 5,741,874
105,637 * Formfactor, Inc 3,925,471
37,652 * Ichor Holdings Ltd 1,457,885
31,050 * Impinj, Inc 2,068,551
185,634 *,e indie Semiconductor, Inc 1,759,810
14,287 * inTEST Corp 302,313
74,444 Kulicke & Soffa Industries, Inc 4,457,707
74,236 * MACOM Technology Solutions Holdings, Inc 5,190,581
34,115 *,e Maxeon Solar Technologies Ltd 842,299
100,110 * MaxLinear, Inc 2,469,714
67,776 * Nanometrics, Inc 8,425,912
138,703 *,e Navitas Semiconductor Corp 1,467,478
6,396 e NVE Corp 506,627
41,128 * PDF Solutions, Inc 1,891,477
81,550 * Photronics, Inc 2,156,998
76,449 Power Integrations, Inc 7,426,256
147,568 * Rambus, Inc 9,239,232
87,383 * Semtech Corp 2,551,584
43,404 * Silicon Laboratories, Inc 6,473,273
23,307 * SiTime Corp 3,006,836
23,864 * SkyWater Technology, Inc 233,390
65,804 * SMART Global Holdings, Inc 1,750,386
54,583 * Synaptics, Inc 4,929,391
29,962 *,e Transphorm, Inc 93,481
61,058 * Ultra Clean Holdings 2,326,310
69,293 * Veeco Instruments, Inc 1,951,291
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 109,489,115
SOFTWARE & SERVICES - 6.0%
152,114 * 8x8, Inc 721,020
94,696 A10 Networks, Inc 1,469,682
149,838 * ACI Worldwide, Inc 3,474,743
146,892 Adeia, Inc 1,765,642
27,368 * Agilysys, Inc 2,015,106
65,921 * Alarm.com Holdings, Inc 3,639,498
52,968 * Alkami Technology, Inc 894,100
72,192 * Altair Engineering, Inc 5,410,068
42,572 American Software, Inc (Class A) 490,855
91,578 * Amplitude, Inc 1,060,473
26,360 * Appfolio, Inc 4,760,352
55,953 * Appian Corp 2,882,699
92,399 * Applied Blockchain, Inc 885,182
107,944 * Asana, Inc 2,620,880
25,633 * Asure Software, Inc 349,634
206,601 *,e AvePoint, Inc 1,280,926
37,314 *,e BigBear.ai Holdings, Inc 75,001
92,493 * BigCommerce Holdings, Inc 999,849
99,394 *,e Bit Digital, Inc 440,315
59,932 * Blackbaud, Inc 4,521,869
75,839 * Blackline, Inc 4,404,729
190,331 * Box, Inc 5,947,844
46,721 * Braze, Inc 2,123,937
52,707 * Brightcove, Inc 236,654
80,324 *,e C3.ai, Inc 3,373,608
56,941 * Cerence Inc 1,583,529
54,565 *,e Cipher Mining, Inc 207,347
108,687 * Cleanspark, Inc 653,209
112,755 Clear Secure, Inc 2,673,421
60,132 * Commvault Systems, Inc 4,686,087
25,464 * Consensus Cloud Solutions, Inc 825,288

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
45,997 * Couchbase, Inc $ 767,690
31,049 * CS Disco, Inc 302,417
18,216 *,e Digimarc Corp 539,194
127,855 * Digital Turbine, Inc 1,385,948
86,919 *,e DigitalOcean Holdings, Inc 4,304,229
41,771 * Domo, Inc 746,448
267,293 *,e E2open Parent Holdings, Inc 1,376,559
36,372 Ebix, Inc 1,126,077
32,005 * eGain Corp 235,877
34,478 * Enfusion, Inc 374,086
65,018 * EngageSmart, Inc 1,232,741
69,141 * Envestnet, Inc 4,285,359
53,665 * Everbridge, Inc 1,655,029
33,468 * EverCommerce, Inc 390,906
74,393 * Expensify, Inc 599,608
161,072 * Fastly, Inc 2,958,893
63,515 *,e ForgeRock, Inc 1,311,585
219,173 * Freshworks, Inc 4,089,768
72,683 * Grid Dynamics Holdings, Inc 757,357
32,648 Hackett Group, Inc 759,066
14,547 * IBEX Ltd 288,758
49,632 Information Services Group, Inc 255,605
23,999 * Instructure Holdings, Inc 652,053
21,233 * Intapp, Inc 871,827
9,622 *,e Intelligent Systems Corp 231,217
37,413 e InterDigital, Inc 3,467,811
93,971 * Jamf Holding Corp 2,041,050
113,547 *,e Kaltura, Inc 229,365
61,090 *,e Liveperson, Inc 290,178
85,992 * LiveRamp Holdings, Inc 2,454,212
30,504 *,e LiveVox Holdings, Inc 88,767
229,742 *,e Marathon Digital Holdings, Inc 3,990,619
341,827 *,e Matterport, Inc 1,158,794
34,938 * MeridianLink, Inc 780,515
15,007 * MicroStrategy, Inc (Class A) 6,571,265
59,675 * Mitek Systems, Inc 609,282
51,523 * Model N, Inc 1,716,746
94,122 * N-Able, Inc 1,324,297
74,973 * NextNav, Inc 240,663
139,279 * Olo, Inc 1,094,733
49,611 ON24, Inc 439,057
53,118 * OneSpan, Inc 729,841
118,926 * Pagerduty, Inc 3,082,562
47,283 * Perficient, Inc 3,016,183
75,674 * PowerSchool Holdings, Inc 1,829,041
57,964 Progress Software Corp 3,481,318
60,276 * PROS Holdings, Inc 2,290,488
77,515 * Q2 Holdings, Inc 2,749,457
51,084 * Qualys, Inc 7,090,459
81,203 * Rapid7, Inc 3,728,030
68,658 * Rimini Street, Inc 186,750
217,959 *,e Riot Blockchain, Inc 4,036,601
42,689 Sapiens International Corp NV 1,150,042
41,848 *,e SEMrush Holdings, Inc 444,007
11,953 * ShotSpotter, Inc 271,572
67,188 * SolarWinds Corp 708,162
190,276 *,e SoundHound AI, Inc 443,343
117,392 * Sprinklr, Inc 1,648,184
64,352 * Sprout Social, Inc 3,677,073
49,614 * SPS Commerce, Inc 8,949,869
60,438 * Squarespace, Inc 2,002,915
154,710 * Tenable Holdings, Inc 7,528,189
59,669 *,e Terawulf, Inc 174,233

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
13,579 *,e Tucows, Inc $ 419,455
124,531 * Turing Holding Corp 882,925
93,710 * Unisys Corp 509,782
146,878 * Varonis Systems, Inc 4,215,399
88,860 * Verint Systems, Inc 3,320,698
43,830 *,e Veritone, Inc 202,275
17,360 * Viant Technology, Inc 84,022
43,626 * Weave Communications, Inc 523,512
66,100 * Workiva, Inc 6,959,669
58,016 * Xperi, Inc 761,170
147,654 * Yext, Inc 1,435,197
181,598 * Zeta Global Holdings Corp 1,674,334
173,357 * Zuora Inc 2,033,478
TOTAL SOFTWARE & SERVICES 206,709,433
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
30,205 *,e 908 Devices, Inc 210,227
103,824 ADTRAN Holdings, Inc 1,010,208
51,355 Advanced Energy Industries, Inc 6,428,619
136,154 *,e Aeva Technologies, Inc 170,193
95,939 *,e Akoustis Technologies, Inc 229,294
119,370 * Arlo Technologies, Inc 1,356,043
15,093 * Aviat Networks, Inc 461,393
46,836 * Avid Technology, Inc 1,116,570
40,049 Badger Meter, Inc 6,593,667
13,903 Bel Fuse, Inc (Class B) 745,896
58,226 Belden CDT, Inc 5,626,961
47,165 Benchmark Electronics, Inc 1,250,344
79,266 * Calix, Inc 3,575,689
15,390 *,e Cambium Networks Corp 249,318
17,023 *,e Clearfield, Inc 795,655
5,413 Climb Global Solutions, Inc 261,881
281,468 * CommScope Holding Co, Inc 1,266,606
19,845 *,e CompoSecure, Inc 147,250
39,789 Comtech Telecommunications Corp 404,256
53,635 * Corsair Gaming, Inc 991,175
5,715 *,e CPI Card Group, Inc 139,503
44,098 CTS Corp 1,968,094
52,112 * Daktronics, Inc 374,685
46,873 * Digi International, Inc 1,965,385
37,273 *,e DZS, Inc 140,519
78,672 *,e Eastman Kodak Co 431,909
35,687 * ePlus, Inc 2,010,963
152,459 *,e Evolv Technologies Holdings, Inc 1,003,180
173,090 * Extreme Networks, Inc 4,602,463
50,271 * Fabrinet 6,215,506
25,759 * FARO Technologies, Inc 427,342
148,294 *,e Harmonic, Inc 2,212,547
39,344 Immersion Corp 277,769
261,459 *,e Infinera Corp 1,176,566
39,642 * Insight Enterprises, Inc 5,815,085
31,595 *,e Intevac, Inc 113,110
218,162 *,e IonQ, Inc 4,199,619
55,526 * Iteris, Inc 230,988
61,804 * Itron, Inc 4,862,121
31,385 * Kimball Electronics, Inc 915,814
124,377 * Knowles Corp 2,272,368
23,802 * KVH Industries, Inc 203,745
155,618 *,e Lightwave Logic, Inc 1,045,753
42,898 *,e Luna Innovations, Inc 387,798
46,978 Methode Electronics, Inc 1,580,340
240,192 *,e Microvision, Inc 960,768
269,997 * Mirion Technologies, Inc 2,038,477

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
41,884 Napco Security Technologies, Inc $ 1,569,812
37,896 * Netgear, Inc 516,901
92,990 * Netscout Systems, Inc 2,599,071
59,828 * nLight, Inc 861,523
48,055 * Novanta, Inc 8,500,930
21,999 * OSI Systems, Inc 2,622,941
35,663 *,e PAR Technology Corp 1,233,583
15,952 PC Connection, Inc 772,236
37,589 * Plexus Corp 3,702,141
114,929 * Ribbon Communications, Inc 365,474
15,463 e Richardson Electronics Ltd 213,389
23,752 * Rogers Corp 4,004,825
78,176 * Sanmina Corp 4,804,697
35,666 * Scansource, Inc 1,073,190
249,482 * SmartRent, Inc 992,938
63,105 * Super Micro Computer, Inc 20,841,688
163,745 *,e Tingo Group, Inc 230,880
137,307 * TTM Technologies, Inc 1,971,729
23,429 * Turtle Beach Corp 263,576
309,984 * Viavi Solutions, Inc 3,369,526
172,268 Vishay Intertechnology, Inc 4,849,344
16,057 * Vishay Precision Group, Inc 600,692
158,203 Xerox Holdings Corp 2,528,084
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 148,952,832
TELECOMMUNICATION SERVICES - 0.6%
25,303 * Anterix, Inc 710,255
82,480 *,e AST SpaceMobile, Inc 353,839
14,813 ATN International, Inc 538,304
36,546 * Bandwidth Inc 553,672
181,053 *,e Charge Enterprises, Inc 172,145
58,893 Cogent Communications Group, Inc 3,606,607
105,124 * Consolidated Communications Holdings, Inc 376,344
46,178 * EchoStar Corp (Class A) 897,239
909,750 *,e Globalstar, Inc 982,530
88,826 * Gogo, Inc 1,338,608
21,037 * IDT Corp (Class B) 498,998
56,194 * Liberty Latin America Ltd (Class A) 472,030
197,391 * Liberty Latin America Ltd (Class C) 1,642,293
1,360,138 Lumen Technologies, Inc 2,434,647
30,425 * Ooma, Inc 456,375
114,241 * Radius Global Infrastructure, Inc 1,703,333
66,893 Shenandoah Telecom Co 1,248,892
24,019 Spok Holdings, Inc 352,119
131,853 Telephone & Data Systems, Inc 1,057,461
TOTAL TELECOMMUNICATION SERVICES 19,395,691
TRANSPORTATION - 1.6%
78,164 * Air Transport Services Group, Inc 1,575,786
21,858 * Allegiant Travel Co 2,703,835
33,199 ArcBest Corp 3,861,708
71,421 * Blade Air Mobility, Inc 297,826
68,815 Costamare, Inc 768,664
13,322 Covenant Transportation Group, Inc 729,513
53,825 * Daseke, Inc 418,758
17,854 e Eagle Bulk Shipping, Inc 824,676
32,081 Eneti, Inc 406,787
36,292 Forward Air Corp 4,312,941
57,696 * Frontier Group Holdings, Inc 536,573
134,966 FTAI Infrastructure, Inc 479,129
53,888 Genco Shipping & Trading Ltd 781,376
163,114 Golden Ocean Group Ltd 1,278,814
70,276 * Hawaiian Holdings, Inc 814,499

Small-Cap Blend Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
63,458 Heartland Express, Inc $ 1,037,538
32,959 * Himalaya Shipping Ltd 198,743
44,116 * Hub Group, Inc (Class A) 3,976,175
436,658 * JetBlue Airways Corp 3,392,833
378,936 * Joby Aviation, Inc 3,391,477
79,832 Marten Transport Ltd 1,808,993
48,875 Matson, Inc 4,567,857
8,979 * PAM Transportation Services, Inc 232,197
47,422 Pangaea Logistics Solutions Ltd 330,531
51,631 * Radiant Logistics, Inc 397,559
155,789 * RXO, Inc 3,435,147
102,066 e Safe Bulkers, Inc 339,880
66,516 * Skywest, Inc 2,926,039
148,197 Spirit Airlines, Inc 2,712,005
49,955 * Sun Country Airlines Holdings, Inc 1,077,030
230,841 *,e TuSimple Holdings, Inc 540,168
10,420 Universal Logistics Holdings Inc 323,958
84,911 Werner Enterprises, Inc 3,992,515
TOTAL TRANSPORTATION 54,471,530
UTILITIES - 2.8%
78,559 Allete, Inc 4,511,643
92,391 *,e Altus Power, Inc 629,183
50,533 American States Water Co 4,467,622
11,287 Artesian Resources Corp 514,236
101,168 Avista Corp 3,909,131
90,120 Black Hills Corp 5,436,940
133,249 e Brookfield Infrastructure Corp 6,225,393
56,339 *,e Cadiz, Inc 233,243
75,880 California Water Service Group 4,023,158
23,604 Chesapeake Utilities Corp 2,790,937
20,522 e Consolidated Water Co, Inc 401,410
27,477 Genie Energy Ltd 368,467
17,733 Global Water Resources, Inc 225,209
49,770 MGE Energy, Inc 3,993,545
23,404 Middlesex Water Co 1,882,150
87,475 * Montauk Renewables, Inc 765,406
131,460 New Jersey Resources Corp 5,876,262
48,631 Northwest Natural Holding Co 2,089,674
81,346 NorthWestern Corp 4,593,609
74,394 ONE Gas, Inc 5,886,797
72,554 Ormat Technologies, Inc 5,898,640
56,472 e Otter Tail Corp 4,574,797
115,111 PNM Resources, Inc 5,159,275
130,747 Portland General Electric Co 6,232,709
25,021 * Pure Cycle Corp 308,259
10,847 e RGC Resources, Inc 218,242
41,554 SJW Corp 2,927,895
85,822 Southwest Gas Holdings Inc 5,659,103
69,824 Spire, Inc 4,438,712
138,468 *,e Sunnova Energy International, Inc 2,445,345
21,828 Unitil Corp 1,135,929
18,741 York Water Co 774,565
TOTAL UTILITIES 98,597,486
TOTAL COMMON STOCKS 3,435,508,658
(Cost $2,498,190,909)
EXPIRATION
DATE

Principal denominated in U.S. Dollars, unless otherwise noted.
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265 † Chinook Therapeutics, Inc $ 0
9,351 † Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 561
TOTAL RIGHTS/WARRANTS 561
(Cost $561)
TOTAL LONG-TERM INVESTMENTS 3,435,509,219
(Cost $2,498,191,470)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.6%
$ 17,650,000 r Fixed Income Clearing Corp (FICC) 5.300% 08/01/23 17,650,000
2,113,000 s Fixed Income Clearing Corp (FICC) 5.280 08/01/23 2,113,000
TOTAL REPURCHASE AGREEMENT 19,763,000
TREASURY DEBT - 0.1%
3,000,000 United States Treasury Bill 0.000 08/08/23 2,996,947
TOTAL TREASURY DEBT 2,996,947
TOTAL SHORT-TERM INVESTMENTS 22,759,947
(Cost $22,759,996)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.6%
159,723,677 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340 159,723,677
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 159,723,677
(Cost $159,723,677)
TOTAL INVESTMENTS - 104.4% 3,617,992,843
(Cost $2,680,675,143)
OTHER ASSETS & LIABILITIES, NET - (4.4)% (152,520,019)
NET ASSETS - 100.0% $ 3,465,472,824
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $227,994,574.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $17,650,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $18,003,019.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,113,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,155,326.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E Mini Index 219 09/15/23  $ 20,695,280 $ 22,048,920 $ 1,353,640

Emerging Markets Equity Index Fund July 31, 2023
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,648,737 Britannia Industries Ltd 5.500% 06/03/24 $ 19,698
TOTAL INDIA 19,698
TOTAL CORPORATE BONDS 19,698
(Cost $22,656)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 99.3%
AUSTRALIA - 0.1%
337,743 AngloGold Ashanti Ltd 7,491,032
TOTAL AUSTRALIA 7,491,032
BRAZIL - 5.5%
3,856,897 AMBEV S.A. 12,120,220
454,500 Atacadao Distribuicao Comercio e Industria Ltd 1,318,687
4,892,246 B3 SA-Brasil Bolsa Balcao 15,415,166
1,238,528 Banco Bradesco S.A. 3,889,430
4,421,204 Banco Bradesco S.A. (Preference) 15,576,475
962,900 Banco BTG Pactual S.A. - Unit 6,925,346
734,483 Banco do Brasil S.A. 7,485,009
250,674 Banco Santander Brasil S.A. 1,513,983
597,248 BB Seguridade Participacoes S.A. 3,930,501
979,045 Centrais Eletricas Brasileiras S.A. 8,002,134
192,192 Centrais Eletricas Brasileiras S.A. (Preference) 1,773,267
738,042 Cia de Concessoes Rodoviarias 2,074,243
282,158 Cia de Saneamento Basico do Estado de Sao Paulo 3,466,747
1,133,035 Cia Energetica de Minas Gerais 3,035,803
531,730 Cia Siderurgica Nacional S.A. 1,556,255
1,008,883 Cosan SA Industria e Comercio 4,254,217
170,680 CPFL Energia S.A. 1,291,447
161,000 Energisa S.A. 1,708,821
685,700 * Eneva S.A. 1,938,738
191,925 Engie Brasil Energia S.A. 1,787,444
859,552 Equatorial Energia S.A. 6,096,616
957,183 Gerdau S.A. (Preference) 5,920,719
4,267,550 *,g Hapvida Participacoes e Investimentos S.A. 4,331,851
342,403 Hypermarcas S.A. 3,132,404
4,223,923 Investimentos Itau S.A. - PR 8,771,647
3,990,253 Itau Unibanco Holding S.A. 24,167,242
610,033 Klabin S.A. 2,967,118
772,898 Localiza Rent A Car 10,986,879
780,854 Lojas Renner S.A. 3,096,170
2,369,060 * Magazine Luiza S.A. 1,678,319
756,219 * Natura & Co Holding S.A. 2,921,728
724,485 * Petro Rio S.A. 6,989,375
3,193,778 Petroleo Brasileiro S.A. 23,510,529
4,050,325 Petroleo Brasileiro S.A. (Preference) 26,646,706
1,112,995 Raia Drogasil S.A. 6,818,602
470,488 g Rede D'Or Sao Luiz S.A. 3,581,828
1,082,627 Rumo S.A. 5,320,698
1,110,019 Sendas Distribuidora S.A. 3,161,926
652,487 Suzano SA 6,632,842
345,721 Telefonica Brasil S.A. 3,078,681
805,966 TIM S.A. 2,444,103
390,000 Totvus S.A. 2,438,763

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BRAZIL—continued
692,560 Ultrapar Participacoes S.A. $ 2,766,578
2,793,942 Vale S.A. 40,862,602
956,127 Vibra Energia S.A. 3,463,591
1,432,434 Weg S.A. 12,092,575
TOTAL BRAZIL 322,944,025
CHILE - 0.5%
40,120,039 Banco de Chile 4,466,576
49,160 Banco de Credito e Inversiones 1,476,655
48,722,070 Banco Santander Chile S.A. 2,601,197
1,118,207 Cencosud S.A. 2,403,170
104,410 Cia Cervecerias Unidas S.A. 865,701
12,576,205 Compania SudAmericana de Vapores S.A. 951,897
881,795 Empresas CMPC S.A. 1,740,582
336,199 Empresas COPEC S.A. 2,578,763
22,752,382 Enel Chile S.A. 1,569,990
18,656,126 * Enersis S.A. 2,521,744
725,430 SACI Falabella 2,006,088
122,817 Sociedad Quimica y Minera de Chile S.A. (Class B) 9,005,463
TOTAL CHILE 32,187,826
CHINA - 30.4%
97,500 360 Finance, Inc (ADR) 1,946,100
489,000 360 Security Technology, Inc 812,852
3,485 3peak, Inc 114,733
1,670,500 g 3SBio, Inc 1,609,269
667,000 e AAC Technologies Holdings, Inc 1,528,134
41,161 * Advanced Micro-Fabrication Equipment, Inc China 824,890
38,500 AECC Aero-Engine Control Co Ltd 125,015
90,500 AECC Aviation Power Co Ltd 512,672
26,185,043 Agricultural Bank of China Ltd 9,524,679
4,666,600 Agricultural Bank of China Ltd (Class A) 2,364,772
455,170 Aier Eye Hospital Group Co Ltd 1,284,433
32,000 AIMA Technology Group Co Ltd 152,947
356,390 * Air China Ltd 466,905
1,602,000 * Air China Ltd (H shares) 1,313,720
110,530 Airtac International Group 3,287,475
432,000 *,g Akeso, Inc 2,288,012
13,768,577 * Alibaba Group Holding Ltd 175,953,839
3,840,284 * Alibaba Health Information Technology Ltd 2,757,391
3,948,000 Aluminum Corp of China Ltd 1,963,255
785,700 Aluminum Corp of China Ltd (Class A) 701,884
15,390 * Amlogic Shanghai Co Ltd 190,044
37,600 Angel Yeast Co Ltd 195,187
1,048,782 Anhui Conch Cement Co Ltd 3,166,162
234,700 Anhui Conch Cement Co Ltd (Class A) 893,219
115,458 Anhui Gujing Distillery Co Ltd 2,158,374
20,900 Anhui Gujing Distillery Co Ltd (Class A) 796,035
19,760 Anhui Honglu Steel Construction Group Co Ltd 91,317
28,400 Anhui Kouzi Distillery Co Ltd 242,517
28,600 Anhui Yingjia Distillery Co Ltd 279,906
1,012,286 Anta Sports Products Ltd 11,996,513
56,400 Apeloa Pharmaceutical Co Ltd 139,246
92,600 *
Asia-Potash International Investment Guangzhou Co
Ltd 355,069
17,929 * ASR Microelectronics Co Ltd 193,277
15,400 Asymchem Laboratories Tianjin Co Ltd 268,873
30,100 Autobio Diagnostics Co Ltd 236,101
63,000 Autohome, Inc (ADR) 2,014,110
84,800 Avary Holding Shenzhen Co Ltd 290,955
294,858 Avic Capital Co Ltd 169,869
1,054,861 AviChina Industry & Technology Co 528,468
14,700 AVICOPTER plc 83,738

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,880,262 * Baidu, Inc $ 36,760,602
1,235,616 Bank of Beijing Co Ltd 807,675
259,086 Bank of Changsha Co Ltd 298,379
155,305 Bank of Chengdu Co Ltd 307,824
2,077,343 Bank of China Ltd - A 1,137,193
67,549,425 Bank of China Ltd - H 25,053,934
2,235,200 Bank of Communications Co Ltd - A 1,821,840
8,046,934 Bank of Communications Co Ltd - H 4,861,397
259,700 Bank of Hangzhou Co Ltd 446,190
728,110 Bank of Jiangsu Co Ltd 736,551
516,900 Bank of Nanjing Co Ltd 620,535
342,168 Bank of Ningbo Co Ltd 1,396,674
861,309 Bank of Shanghai Co Ltd 743,863
320,800 Bank of Suzhou Co Ltd 320,743
1,134,400 Baoshan Iron & Steel Co Ltd 1,020,154
1,000,500 BBMG Corp 337,649
568,426 * BeiGene Ltd 9,414,566
1,828,830 * Beijing Capital International Airport Co Ltd 1,195,983
264,900 Beijing Dabeinong Technology Group Co Ltd 262,611
19,500 Beijing Easpring Material Technology Co Ltd 134,898
45,900 * Beijing E-Hualu Information Technology Co Ltd 197,917
178,400 Beijing Enlight Media Co Ltd 209,417
447,000 Beijing Enterprises Holdings Ltd 1,777,826
3,803,583 Beijing Enterprises Water Group Ltd 928,094
24,376 Beijing Kingsoft Office Software, Inc 1,387,246
71,100 Beijing Kunlun Tech Co Ltd 369,067
79,600 Beijing New Building Materials plc 315,800
6,511 Beijing Roborock Technology Co Ltd 251,692
159,624 Beijing Shiji Information Technology Co Ltd 311,044
81,100 Beijing Tiantan Biological Products Corp Ltd 283,934
70,200 Beijing Tongrentang Co Ltd 501,568
35,206 Beijing United Information Technology Co Ltd 188,821
33,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 327,191
224,900 Beijing Yanjing Brewery Co Ltd 355,952
1,626,500 Beijing-Shanghai High Speed Railway Co Ltd 1,246,339
11,800 Bethel Automotive Safety Systems Co Ltd 149,648
34,500 Betta Pharmaceuticals Co Ltd 263,062
16,700 BGI Genomics Co Ltd 140,444
165,067 * Bilibili, Inc 3,139,546
26,921 Bloomage Biotechnology Corp Ltd 367,814
186,900 g BOC Aviation Ltd 1,566,625
162,200 BOC International China Co Ltd 257,914
2,261,500 BOE Technology Group Co Ltd 1,340,020
2,784,000 e Bosideng International Holdings Ltd 1,276,307
76,400 BTG Hotels Group Co Ltd 225,076
86,900 BYD Co Ltd 3,317,397
828,537 BYD Co Ltd (H shares) 29,510,847
644,000 BYD Electronic International Co Ltd 2,486,204
113,600 By-health Co Ltd 336,474
553,575 C&D International Investment Group Ltd 1,512,281
383,350 Caitong Securities Co Ltd 448,036
22,695 * Cambricon Technologies Corp Ltd 522,193
353,100 CECEP Solar Energy Co Ltd 326,348
339,170 CECEP Wind-Power Corp 173,796
9,316,000 g CGN Power Co Ltd 2,286,525
16,900 Changchun High & New Technology Industry Group, Inc 355,791
269,545 Changjiang Securities Co Ltd 251,828
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 256,547
127,100 Chaozhou Three-Circle Group Co Ltd 578,500
38,600 Chengxin Lithium Group Co Ltd 148,882
161,600 China Baoan Group Co Ltd 260,781
8,164,097 China Cinda Asset Management Co Ltd 861,622
8,362,530 China Citic Bank 4,044,073

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
2,215,000 China Coal Energy Co $ 1,605,315
2,790,000 China Communications Services Corp Ltd 1,327,249
1,356,500 China Conch Venture Holdings Ltd 1,698,824
1,113,300 China Construction Bank Corp - A 960,568
80,843,641 China Construction Bank Corp - H 47,120,402
257,400 China CSSC Holdings Ltd 1,203,640
469,600 * China Eastern Airlines Corp Ltd 321,757
1,330,900 China Energy Engineering Corp Ltd 456,658
3,489,800 China Everbright Bank Co Ltd - A 1,524,829
4,574,000 China Everbright Bank Co Ltd - H 1,362,639
2,873,888 China Everbright International Ltd 1,146,796
2,974,000 g China Feihe Ltd 1,822,523
3,396,245 China Galaxy Securities Co Ltd 1,987,024
285,900 China Galaxy Securities Co Ltd (Class A) 544,694
2,487,268 China Gas Holdings Ltd 2,786,226
213,400 China Great Wall Securities Co Ltd 265,892
74,800 China Greatwall Technology Group Co Ltd 128,320
2,072,000 China Hongqiao Group Ltd 1,999,229
2,230,000 *,† China Huishan Dairy Holdings Co Ltd 2,859
1,324,224 China Insurance International Holdings Co Ltd 1,477,102
1,297,006 g China International Capital Corp Ltd 2,870,450
95,000 China International Capital Corp Ltd 531,798
91,800 China International Travel Service Corp Ltd 1,622,695
2,718,000 China Jinmao Holdings Group Ltd 446,668
182,544 China Jushi Co Ltd 379,661
1,030,000 China Lesso Group Holdings Ltd 703,751
6,458,880 China Life Insurance Co Ltd 11,339,274
156,500 China Life Insurance Co Ltd (Class A) 804,932
325,000 *,g China Literature Ltd 1,480,649
2,800,341 China Longyuan Power Group Corp 2,711,168
1,186,000 China Medical System Holdings Ltd 1,997,169
74,340 China Meheco Co Ltd 136,963
510,000 China Meidong Auto Holdings Ltd 559,485
2,655,000 China Mengniu Dairy Co Ltd 10,084,191
3,333,368 China Merchants Bank Co Ltd 16,575,939
1,000,495 China Merchants Bank Co Ltd (Class A) 4,993,489
511,900 China Merchants Energy Shipping Co Ltd 457,875
1,178,894 China Merchants Holdings International Co Ltd 1,621,862
351,020 China Merchants Securities Co Ltd 736,038
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 874,820
77,800 China Minmetals Rare Earth Co Ltd 333,827
1,804,058 China Minsheng Banking Corp Ltd - A 1,014,894
6,650,514 e China Minsheng Banking Corp Ltd - H 2,534,943
3,249,000 China Molybdenum Co Ltd 2,174,195
918,300 China Molybdenum Co Ltd (Class A) 795,112
3,351,913 China National Building Material Co Ltd 2,118,590
256,700 China National Chemical Engineering Co Ltd 311,914
59,700 China National Medicines Corp Ltd 278,253
929,300 China National Nuclear Power Co Ltd 951,272
170,900 China Northern Rare Earth Group High-Tech Co Ltd 591,376
2,050,773 China Oilfield Services Ltd 2,421,016
1,977,294 China Overseas Land & Investment Ltd 4,690,475
665,000 China Overseas Property Holdings Ltd 781,285
346,400 China Pacific Insurance Group Co Ltd - A 1,454,000
2,356,819 China Pacific Insurance Group Co Ltd - H 6,353,796
4,296,000 China Power International Development Ltd 1,614,453
1,165,611 China Railway Group Ltd - A 1,313,019
3,970,000 China Railway Group Ltd - H 2,610,119
543,258 China Railway Signal & Communication Corp Ltd 456,651
1,365,071 China Resources Beer Holdings Company Ltd 8,794,976
2,157,226 China Resources Cement Holdings Ltd 939,910
860,500 China Resources Gas Group Ltd 2,980,972

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
2,801,555 China Resources Land Ltd $ 13,072,691
45,334 China Resources Microelectronics Ltd 364,421
616,807 g China Resources Mixc Lifestyle Services Ltd 2,985,174
1,519,846 g China Resources Pharmaceutical Group Ltd 1,182,927
1,605,372 China Resources Power Holdings Co 3,482,758
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 346,547
440,200 China Shenhua Energy Co Ltd - A 1,751,109
2,967,000 China Shenhua Energy Co Ltd - H 8,893,260
1,536,000 China Shipping Development Co Ltd 1,697,406
1,784,000 * China Southern Airlines Co Ltd 1,118,172
454,500 * China Southern Airlines Co Ltd (Class A) 445,452
2,273,010 China State Construction Engineering Corp Ltd 1,947,030
1,770,000 China State Construction International Holdings Ltd 2,170,138
1,369,000 China Three Gorges Renewables Group Co Ltd 1,033,359
70,763 e,g China Tourism Group Duty Free Corp Ltd 1,136,750
23,716,778 g China Tower Corp Ltd 2,680,909
1,926,800 China Vanke Co Ltd 2,730,951
551,200 China Vanke Co Ltd (Class A) 1,178,186
739,000 China Yangtze Power Co Ltd 2,221,479
31,800 China Zhenhua Group Science & Technology Co Ltd 397,901
710,815 China Zheshang Bank Co Ltd 276,768
2,302,000 Chinasoft International Ltd 1,441,956
28,800 Chongqing Brewery Co Ltd 366,604
320,866 Chongqing Changan Automobile Co Ltd 721,743
34,450 Chongqing Fuling Zhacai Group Co Ltd 91,062
923,252 Chongqing Rural Commercial Bank Co Ltd 508,064
100,200 Chongqing Zhifei Biological Products Co Ltd 655,323
1,650,833 Chow Tai Fook Jewellery Group Ltd 2,882,200
5,353,738 Citic Pacific Ltd 6,043,430
1,749,232 CITIC Securities Co Ltd 3,767,726
643,480 CITIC Securities Co Ltd (Class A) 2,174,897
14,200 CNGR Advanced Material Co Ltd 123,055
130,065 CNNC Hua Yuan Titanium Dioxide Co Ltd 111,268
209,880 Contemporary Amperex Technology Co Ltd 6,997,600
1,840,196 COSCO Pacific Ltd 1,162,664
317,000 COSCO SHIPPING Development Co Ltd 111,877
350,200 COSCO SHIPPING Energy Transportation Co Ltd 719,339
615,810 COSCO SHIPPING Holdings Co Ltd - A 873,270
2,809,800 COSCO SHIPPING Holdings Co Ltd - H 2,973,927
10,881,496 e Country Garden Holdings Co Ltd 2,235,504
1,917,000 e Country Garden Services Holdings Co Ltd 2,194,866
188,900 CSC Financial Co Ltd 704,425
7,389,489 CSPC Pharmaceutical Group Ltd 6,172,256
49,456 Da An Gene Co Ltd of Sun Yat-Sen University 70,133
21,400 Dajin Heavy Industry Co Ltd 90,827
1,620,000 g Dali Foods Group Co Ltd 756,317
1,389,900 Dalian Port PDA Co Ltd 321,061
1,283,900 Daqin Railway Co Ltd 1,286,486
47,000 * Daqo New Energy Corp (ADR) 1,836,290
69,120 DaShenLin Pharmaceutical Group Co Ltd 269,309
324,600 Datang International Power Generation Co Ltd 142,162
66,900 DHC Software Co Ltd 63,680
47,880 Do-Fluoride New Materials Co Ltd 131,356
56,200 Dong-E-E-Jiao Co Ltd 385,068
145,100 Dongfang Electric Corp Ltd 391,138
2,393,917 Dongfeng Motor Group Co Ltd 1,120,420
231,500 * Dongxing Securities Co Ltd 295,378
1,380,000 Dongyue Group 1,361,457
742,185 East Money Information Co Ltd 1,674,774
18,900 Ecovacs Robotics Co Ltd 209,424
706,628 ENN Energy Holdings Ltd 8,588,916
115,700 ENN Natural Gas Co Ltd 297,881

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
95,861 Eve Energy Co Ltd $ 796,077
182,800 Everbright Securities Co Ltd 470,044
142,860 Fangda Carbon New Material Co Ltd 124,053
1,007,000 e Far East Horizon Ltd 757,423
93,400 FAW Jiefang Group Co Ltd 121,271
178,400 First Capital Securities Co Ltd 157,426
341,000 e Flat Glass Group Co Ltd 1,020,706
95,600 Flat Glass Group Co Ltd 469,720
845,140 Focus Media Information Technology Co Ltd 882,273
229,564 Foshan Haitian Flavouring & Food Co Ltd 1,490,964
2,145,452 Fosun International 1,563,883
534,200 Foxconn Industrial Internet Co Ltd 1,673,045
19,500 Fu Jian Anjoy Foods Co Ltd 421,772
68,400 Fujian Sunner Development Co Ltd 204,774
89,400 Fuyao Glass Industry Group Co Ltd - A 474,606
517,698 g Fuyao Glass Industry Group Co Ltd - H 2,306,975
36,061 * GalaxyCore, Inc 81,132
328,520 g Ganfeng Lithium Co Ltd 2,116,461
70,440 Ganfeng Lithium Co Ltd 590,875
5,000 G-bits Network Technology Xiamen Co Ltd 301,676
16,191,795 GCL Poly Energy Holdings Ltd 3,527,606
1,118,283 GD Power Development Co Ltd 577,617
795,000 * GDS Holdings Ltd 1,308,978
4,961,828 Geely Automobile Holdings Ltd 7,240,464
268,600 GEM Co Ltd 264,971
300,600 * Gemdale Corp 364,023
932,000 * Genscript Biotech Corp 2,400,430
924,600 GF Securities Co Ltd 1,479,387
293,100 * GF Securities Co Ltd (Class A) 673,050
152,800 Giant Network Group Co Ltd 303,815
27,468 Gigadevice Semiconductor Beijing, Inc 441,767
18,750 Ginlong Technologies Co Ltd 248,444
136,500 GoerTek, Inc 342,260
12,390 GoodWe Technologies Co Ltd 287,642
70,200 Gotion High-tech Co Ltd 270,896
131,400 Great Wall Motor Co Ltd 544,994
2,175,766 e Great Wall Motor Co Ltd 2,977,110
160,900 Gree Electric Appliances, Inc of Zhuhai 873,784
518,900 Greenland Holdings Corp Ltd 235,500
895,000 Greentown China Holdings Ltd 1,028,864
1,329,305 e Greentown Service Group Co Ltd 697,964
143,700 GRG Banking Equipment Co Ltd 231,741
83,900 Guangdong Haid Group Co Ltd 591,498
128,400 Guangdong HEC Technology Holding Co Ltd 128,467
2,596,000 Guangdong Investments Ltd 2,247,401
15,400 Guangdong Kinlong Hardware Products Co Ltd 139,425
851,787 Guanghui Energy Co Ltd 849,539
222,800 Guangzhou Automobile Group Co Ltd 365,549
2,684,851 Guangzhou Automobile Group Co Ltd - H 1,690,013
172,200 * Guangzhou Baiyun International Airport Co Ltd 347,239
74,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 330,683
22,800 Guangzhou Great Power Energy & Technology Co Ltd 149,938
41,100 Guangzhou Haige Communications Group, Inc Co 57,358
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 259,351
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 317,082
86,900 Guangzhou Tinci Materials Technology Co Ltd 448,488
181,400 Guangzhou Yuexiu Financial Holdings Group Co Ltd 189,375
122,100 Guolian Securities Co Ltd 174,314
280,600 Guosen Securities Co Ltd 380,918
365,300 Guotai Junan Securities Co Ltd 797,605
339,630 Guoyuan Securities Co Ltd 351,240
1,404,000 g Haidilao International Holding Ltd 3,965,546

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
285,400 Haier Smart Home Co Ltd $ 988,490
2,023,800 Haier Smart Home Co Ltd 6,655,245
2,100,900 * Hainan Airlines Holding Co Ltd 491,433
650,200 * Hainan Airport Infrastructure Co Ltd 388,627
549,000 Haitian International Holdings Ltd 1,375,076
2,679,600 Haitong Securities Co Ltd 1,874,731
394,700 Haitong Securities Co Ltd (Class A) 572,563
157,300 * Hangzhou Binjiang Real Estate Group Co Ltd 238,120
21,700 Hangzhou Chang Chuan Technology Co Ltd 127,908
79,850 Hangzhou First Applied Material Co Ltd 391,380
27,700 Hangzhou Lion Electronics Co Ltd 149,110
63,300 Hangzhou Oxygen Plant Group Co Ltd 302,119
44,600 Hangzhou Robam Appliances Co Ltd 182,330
46,500 Hangzhou Silan Microelectronics Co Ltd 199,656
16,000 Hangzhou Tigermed Consulting Co Ltd - A 154,209
104,500 g Hangzhou Tigermed Consulting Co Ltd - H 679,377
990,000 g Hansoh Pharmaceutical Group Co Ltd 1,607,599
29,600 Haohua Chemical Science & Technology Co Ltd 149,484
60,300 Hebei Hengshui Laobaigan Liquor Co Ltd 239,551
97,500 Hebei Yangyuan Zhihui Beverage Co Ltd 361,730
181,300 Heilongjiang Agriculture Co Ltd 372,749
114,500 Henan Shenhuo Coal & Power Co Ltd 252,361
286,470 Henan Shuanghui Investment & Development Co Ltd 1,012,799
554,500 Hengan International Group Co Ltd 2,280,826
77,700 Hengdian Group DMEGC Magnetics Co Ltd 189,567
273,320 Hengli Petrochemical Co Ltd 595,890
4,198,904 *,e HengTen Networks Group Ltd 1,278,344
127,300 Hengtong Optic-electric Co Ltd 274,222
354,660 Hengyi Petrochemical Co Ltd 362,665
768,900 Hesteel Co Ltd 259,479
26,100 Hithink RoyalFlush Information Network Co Ltd 691,533
24,340 Hongfa Technology Co Ltd 118,341
41,000 Hoshine Silicon Industry Co Ltd 413,900
3,485 Hoymiles Power Electronics, Inc 159,512
469,051 *,g Hua Hong Semiconductor Ltd 1,597,147
408,000 Huadian Power International Corp Ltd (Class A) 324,091
97,400 Huadong Medicine Co Ltd 592,555
146,400 Huafon Chemical Co Ltd 152,501
69,000 Huagong Tech Co Ltd 347,564
124,500 Huaibei Mining Holdings Co Ltd 215,539
105,520 Hualan Biological Engineering, Inc 340,330
469,900 Huaneng Power International, Inc - A 565,451
3,747,110 Huaneng Power International, Inc - H 2,081,543
1,372,200 g Huatai Securities Co Ltd 1,957,960
216,000 Huatai Securities Co Ltd (Class A) 513,574
135,500 Huaxi Securities Co Ltd 175,111
692,419 Huaxia Bank Co Ltd 562,273
122,700 Huaxin Cement Co Ltd 239,425
154,873 Huayu Automotive Systems Co Ltd 428,257
158,506 * Huazhu Group Ltd (ADR) 7,614,628
28,400 Hubei Feilihua Quartz Glass Co Ltd 157,791
71,000 Hubei Jumpcan Pharmaceutical Co Ltd 261,776
47,800 Hubei Xingfa Chemicals Group Co Ltd 161,738
24,100 Huizhou Desay Sv Automotive Co Ltd 525,501
93,600 Humanwell Healthcare Group Co Ltd 296,424
45,719 Hunan Changyuan Lico Co Ltd 71,648
389,400 Hunan Valin Steel Co Ltd 327,249
98,096 Hundsun Technologies, Inc 565,495
288,200 e,g Hygeia Healthcare Holdings Co Ltd 1,873,599
147,000 Iflytek Co Ltd 1,294,175
10,900 Imeik Technology Development Co Ltd 726,998
3,823,105 Industrial & Commercial Bank of China Ltd - A 2,553,166
48,054,777 Industrial & Commercial Bank of China Ltd - H 23,466,467

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,010,700 Industrial Bank Co Ltd $ 2,359,543
376,480 Industrial Securities Co Ltd 367,996
22,800 Ingenic Semiconductor Co Ltd 267,874
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 505,542
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 271,372
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 214,906
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,299,862
1,168,400 Inner Mongolia Yitai Coal Co 1,719,610
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 195,936
955,237 *,g Innovent Biologics, Inc 4,271,284
76,900 Inspur Electronic Information Industry Co Ltd 491,846
409,185 * IQIYI, Inc (ADR) 2,594,233
3,802 iRay Technology Co Ltd 133,683
52,500 Isoftstone Information Technology Group Co Ltd 175,650
159,684 JA Solar Technology Co Ltd 743,825
30,740 Jafron Biomedical Co Ltd 101,979
23,660 * Jason Furniture Hangzhou Co Ltd 150,197
926,799 *,g JD Health International, Inc 6,775,173
1,668,300 *,e,g JD Logistics, Inc 2,839,300
1,943,234 JD.com, Inc 40,231,892
302,900 Jiangsu Eastern Shenghong Co Ltd 532,858
1,280,000 Jiangsu Express 1,173,795
63,456 Jiangsu Hengli Hydraulic Co Ltd 637,412
388,319 Jiangsu Hengrui Medicine Co Ltd 2,426,205
76,300 Jiangsu King's Luck Brewery JSC Ltd 653,778
17,700 Jiangsu Pacific Quartz Co Ltd 254,604
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,493,043
11,050 Jiangsu Yangnong Chemical Co Ltd 109,852
28,500 Jiangsu Yoke Technology Co Ltd 271,681
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 278,096
157,000 Jiangsu Zhongtian Technology Co Ltd 346,102
992,000 Jiangxi Copper Co Ltd 1,666,518
100,300 Jiangxi Copper Co Ltd (Class A) 281,202
68,300 * Jiangxi Special Electric Motor Co Ltd 112,226
206,300 Jinduicheng Molybdenum Co Ltd 332,766
291,207 Jinko Solar Co Ltd 508,055
13,800 * JiuGui Liquor Co Ltd 203,563
768,000 g Jiumaojiu International Holdings Ltd 1,515,682
266,200 Jizhong Energy Resources Co Ltd 244,864
49,000 Joincare Pharmaceutical Group Industry Co Ltd 86,285
24,382 Joinn Laboratories China Co Ltd 95,919
211,171 Jointown Pharmaceutical Group Co Ltd 292,819
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 252,962
38,604 JOYY, Inc (ADR) 1,341,875
30,900 Juewei Food Co Ltd 166,104
145,900 Juneyao Airlines Co Ltd 372,122
145,400 * Kanzhun Ltd (ADR) 2,716,072
562,494 * KE Holdings, Inc (ADR) 9,798,645
73,400 Keda Industrial Group Co Ltd 116,985
587,881 Kingboard Chemical Holdings Ltd 1,635,868
2,261,000 * Kingdee International Software Group Co Ltd 3,965,936
795,800 Kingsoft Corp Ltd 3,425,250
351,707 *,e,g Koolearn Technology Holding Ltd 1,719,859
1,944,501 *,g Kuaishou Technology 17,066,194
98,000 Kuang-Chi Technologies Co Ltd 205,901
63,943 Kweichow Moutai Co Ltd 16,878,114
6,069,856 Lenovo Group Ltd 6,987,548
202,900 Lens Technology Co Ltd 351,348
50,700 Lepu Medical Technology Beijing Co Ltd 147,782
938,710 * Li Auto, Inc 20,151,307
1,965,000 Li Ning Co Ltd 11,979,482

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
216,700 Lingyi iTech Guangdong Co $ 186,566
22,100 Livzon Pharmaceutical Group, Inc 113,872
139,300 Lomon Billions Group Co Ltd 370,902
1,663,500 e,g Longfor Properties Co Ltd 4,500,480
369,224 LONGi Green Energy Technology Co Ltd 1,547,214
559,038 Lufax Holding Ltd (ADR) 995,088
128,700 Luxi Chemical Group Co Ltd 190,553
332,053 Luxshare Precision Industry Co Ltd 1,504,478
73,100 Luzhou Laojiao Co Ltd 2,471,229
108,370 Mango Excellent Media Co Ltd 521,733
20,320 Maxscend Microelectronics Co Ltd 342,806
195,200 Meihua Holdings Group Co Ltd 253,844
216,928 * Meinian Onehealth Healthcare Holdings Co Ltd 219,657
4,194,929 *,g Meituan Dianping (Class B) 80,081,679
966,700 Metallurgical Corp of China Ltd 567,403
652,000 Microport Scientific Corp 1,315,825
116,800 Ming Yang Smart Energy Group Ltd 295,193
85,300 MINISO Group Holding Ltd (ADR) 1,792,153
642,000 Minth Group Ltd 2,055,067
64,976 Montage Technology Co Ltd 526,867
260,084 Muyuan Foodstuff Co Ltd 1,617,783
100,594
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 191,273
191,000 Nanjing Securities Co Ltd 233,770
359,827 NARI Technology Co Ltd 1,225,520
134,469 * National Silicon Industry Group Co Ltd 397,500
28,700 NAURA Technology Group Co Ltd 1,141,676
124,400 NavInfo Co Ltd 195,369
1,653,819 NetEase, Inc 36,020,712
104,200 New China Life Insurance Co Ltd - A 664,240
817,200 New China Life insurance Co Ltd - H 2,369,905
264,900 * New Hope Liuhe Co Ltd 463,741
1,302,127 * New Oriental Education & Technology Group, Inc 7,417,592
78,600 Ninestar Corp 368,705
21,960 Ningbo Deye Technology Co Ltd 385,345
105,200 Ningbo Joyson Electronic Corp 280,598
37,700 Ningbo Orient Wires & Cables Co Ltd 245,453
19,852 Ningbo Ronbay New Energy Technology Co Ltd 139,683
95,200 Ningbo Shanshan Co Ltd 206,431
47,800 Ningbo Tuopu Group Co Ltd 492,143
361,400 Ningxia Baofeng Energy Group Co Ltd 717,387
1,160,434 * NIO, Inc (ADR) 17,754,640
1,494,300 e,g Nongfu Spring Co Ltd 8,712,416
76,700 North Industries Group Red Arrow Co Ltd 189,726
211,900 * Offcn Education Technology Co Ltd 135,998
207,326 Offshore Oil Engineering Co Ltd 181,913
27,740 Oppein Home Group, Inc 417,946
295,680 Orient Securities Co Ltd 448,127
27,600 Ovctek China, Inc 131,581
384,500 * Pangang Group Vanadium Titanium & Resources Co Ltd 221,309
8,734,220 People's Insurance Co Group of China Ltd 3,362,577
908,900 People's Insurance Co Group of China Ltd (Class A) 804,249
96,150 Perfect World Co Ltd 202,172
55,800 Pharmaron Beijing Co Ltd - A 221,203
266,850 g Pharmaron Beijing Co Ltd - H 698,817
6,006,306 PICC Property & Casualty Co Ltd 7,044,936
421,752 * Pinduoduo, Inc (ADR) 37,881,765
980,700 Ping An Bank Co Ltd 1,693,817
479,000 *,e,g Ping An Healthcare and Technology Co Ltd 1,269,775
5,343,192 Ping An Insurance Group Co of China Ltd 38,934,433
531,900 Ping An Insurance Group Co of China Ltd (Class A) 3,930,198
321,100 Pingdingshan Tianan Coal Mining Co Ltd 359,676
706,700 Poly Real Estate Group Co Ltd 1,410,173

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
437,275 e,g Pop Mart International Group Ltd $ 1,242,594
20,900 Porton Pharma Solutions Ltd 88,467
1,345,778 Postal Savings Bank of China Co Ltd - A 978,914
7,070,000 e,g Postal Savings Bank of China Co Ltd - H 4,358,636
856,300 Power Construction Corp of China Ltd 719,698
10,882 Pylon Technologies Co Ltd 270,316
27,608 * Qi An Xin Technology Group, Inc 195,859
264,300 * Qinghai Salt Lake Industry Co Ltd 740,419
10,827 Raytron Technology Co Ltd 70,303
55,800 Risen Energy Co Ltd 180,384
31,300 Riyue Heavy Industry Co Ltd 79,676
15,200 * Rockchip Electronics Co Ltd 159,070
465,500 Rongsheng Petro Chemical Co Ltd 828,811
456,300 SAIC Motor Corp Ltd 990,587
173,200 Sailun Group Co Ltd 272,906
254,100 Sanan Optoelectronics Co Ltd 603,978
20,500 Sangfor Technologies, Inc 324,450
1,030,000 Sany Heavy Equipment International 1,630,243
383,400 Sany Heavy Industry Co Ltd 953,855
290,100 SDIC Capital Co Ltd 320,333
411,400 * SDIC Power Holdings Co Ltd 732,735
111,100 Seazen Holdings Co Ltd 256,543
70,700 * Seres Group Co Ltd 448,964
221,100 SF Holding Co Ltd 1,541,382
17,647 SG Micro Corp 208,579
625,571 Shaanxi Coal Industry Co Ltd 1,423,629
272,850 Shan XI Hua Yang Group New Energy Co Ltd 310,812
73,690 Shandong Buchang Pharmaceuticals Co Ltd 210,410
200,845 Shandong Gold Mining Co Ltd - A 686,435
715,624 g Shandong Gold Mining Co Ltd - H 1,429,237
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 554,610
44,800 Shandong Linglong Tyre Co Ltd 151,138
673,600 Shandong Nanshan Aluminum Co Ltd 305,857
203,900 Shandong Sun Paper Industry JSC Ltd 343,161
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 2,690,599
77,560 Shanghai Aiko Solar Energy Co Ltd 280,312
65,780 Shanghai Bairun Investment Holding Group Co Ltd 340,845
523,302 Shanghai Baosight Software Co Ltd 1,351,176
75,348 Shanghai Baosight Software Co Ltd 507,016
421,400 Shanghai Construction Group Co Ltd 175,251
707,900 Shanghai Electric Group Co Ltd 472,847
232,900 Shanghai Electric Power Co Ltd 335,600
123,800 * Shanghai Fosun Pharmaceutical Group Co Ltd - A 549,812
395,985 Shanghai Fosun Pharmaceutical Group Co Ltd - H 1,045,006
2,991 Shanghai Friendess Electronic Technology Corp Ltd 93,271
226,580 e Shanghai Fudan Microelectronics Group Co Ltd 604,040
22,600 Shanghai Fudan Microelectronics Group Co Ltd 175,866
72,400 * Shanghai International Airport Co Ltd 481,267
451,300 Shanghai International Port Group Co Ltd 342,531
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 393,524
47,210 * Shanghai Junshi Biosciences Co Ltd 269,330
174,232 Shanghai Lingang Holdings Corp Ltd 316,090
1,038,379
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 697,634
60,200 Shanghai M&G Stationery, Inc 377,220
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 386,308
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 1,192,194
1,406,500 Shanghai Pudong Development Bank Co Ltd 1,497,953
99,383 Shanghai Putailai New Energy Technology Co Ltd 548,325
348,100 Shanghai RAAS Blood Products Co Ltd 347,680
468,600 Shanghai Rural Commercial Bank Co Ltd 387,057
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 242,741

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
125,200 Shanxi Coal International Energy Group Co Ltd $ 255,858
384,600
Shanxi Lu'an Environmental Energy Development Co
Ltd 880,594
237,700 * Shanxi Meijin Energy Co Ltd 258,662
173,160 Shanxi Securities Co Ltd 157,870
281,100 Shanxi Taigang Stainless Steel Co Ltd 169,297
59,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,982,888
474,570 Shanxi Xishan Coal & Electricity Power Co Ltd 603,317
16,200 Shede Spirits Co Ltd 351,174
672,400 Shenergy Co Ltd 638,227
78,700 Shenghe Resources Holding Co Ltd 139,280
69,000 Shengyi Technology Co Ltd 153,957
11,760 Shennan Circuits Co Ltd 126,050
1,055,300 Shenwan Hongyuan Group Co Ltd 744,835
30,780 Shenzhen Capchem Technology Co Ltd 210,214
13,280 Shenzhen Dynanonic Co Ltd 205,373
387,400 Shenzhen Energy Group Co Ltd 372,518
60,927 Shenzhen Inovance Technology Co Ltd 606,130
1,369,738 Shenzhen International Holdings Ltd 1,285,181
53,020 Shenzhen Kangtai Biological Products Co Ltd 217,553
8,900 Shenzhen Kedali Industry Co Ltd 158,489
31,300 Shenzhen Kstar Science And Technology Co Ltd 147,162
57,700 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,394,620
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 352,426
392,100 Shenzhen Overseas Chinese Town Co Ltd 269,805
89,400 Shenzhen Salubris Pharmaceuticals Co Ltd 401,873
15,400 Shenzhen SC New Energy Technology Corp 202,217
54,300 Shenzhen SED Industry Co Ltd 228,134
50,045 Shenzhen Senior Technology Material Co Ltd 119,124
26,400 Shenzhen Sunlord Electronics Co Ltd 100,669
42,478 Shenzhen Transsion Holdings Co Ltd 729,887
38,400 Shenzhen YUTO Packaging Technology Co Ltd 138,386
678,900 Shenzhou International Group Holdings Ltd 7,206,396
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 313,416
1,109,000 e Shimao Property Holdings Ltd 216,143
87,800 Shuangliang Eco-Energy Systems Co Ltd 144,139
251,373 Sichuan Chuantou Energy Co Ltd 508,806
479,100 Sichuan Hebang Biotechnology Co Ltd 175,153
132,500 Sichuan Kelun Pharmaceutical Co Ltd 512,455
132,900 * Sichuan New Energy Power Co Ltd 271,400
420,840 Sichuan Road & Bridge Co Ltd 582,312
21,100 * Sichuan Swellfun Co Ltd 222,958
49,000 Sichuan Yahua Industrial Group Co Ltd 122,334
31,900 Sieyuan Electric Co Ltd 218,868
254,000 Silergy Corp 2,686,654
181,700 Sinoma International Engineering Co 343,278
70,800 Sinoma Science & Technology Co Ltd 229,404
29,400 Sinomine Resource Group Co Ltd 186,361
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 233,321
1,214,800 Sinopharm Group Co 3,825,636
25,984 Skshu Paint Co Ltd 298,284
1,461,000 e,g Smoore International Holdings Ltd 1,644,887
105,560 Songcheng Performance Development Co Ltd 198,320
261,456 SooChow Securities Co Ltd 332,094
542,900 * Southwest Securities Co Ltd 360,648
46,200 * Spring Airlines Co Ltd 396,043
7,269 StarPower Semiconductor Ltd 223,070
74,300 Sungrow Power Supply Co Ltd 1,161,147
576,417 Sunny Optical Technology Group Co Ltd 5,651,234
28,950 Sunresin New Materials Co Ltd 234,377
78,000 Sunwoda Electronic Co Ltd 179,760
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 402,528

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
12,544 Suzhou Maxwell Technologies Co Ltd $ 323,391
36,400 Suzhou TA&A Ultra Clean Technology Co Ltd 164,083
373,432 * TAL Education Group (ADR) 3,054,674
200,900 Tangshan Jidong Cement Co Ltd 229,874
249,470 TBEA Co Ltd 572,871
833,690 TCL Technology Group Corp 501,069
5,169,691 Tencent Holdings Ltd 237,604,792
613,900 * Tencent Music Entertainment (ADR) 4,291,161
20,800 Thunder Software Technology Co Ltd 263,170
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 91,719
186,250 Tianjin Zhonghuan Semiconductor Co Ltd 758,927
72,100 Tianma Microelectronics Co Ltd 94,594
76,200 Tianqi Lithium Corp 711,465
184,400 Tianshan Aluminum Group Co Ltd 181,399
86,500 Tianshui Huatian Technology Co Ltd 116,209
48,943 * Tibet Summit Resources Co Ltd 124,875
1,936,025 Tingyi Cayman Islands Holding Corp 2,989,782
87,700 Titan Wind Energy Suzhou Co Ltd 175,096
109,636 Toly Bread Co Ltd 162,107
1,006,000 * Tongcheng-Elong Holdings Ltd 2,441,172
83,500 TongFu Microelectronics Co Ltd 254,229
122,000 Tongkun Group Co Ltd 255,099
432,900 Tongling Nonferrous Metals Group Co Ltd 197,215
231,892 Tongwei Co Ltd 1,131,238
19,100 * Topchoice Medical Corp 308,859
1,937,000 g Topsports International Holdings Ltd 1,790,504
869,661 Travelsky Technology Ltd 1,670,105
94,675 Trina Solar Co Ltd 499,703
455,950 * Trip.com Group Ltd 18,622,273
518,000 Tsingtao Brewery Co Ltd 4,658,029
40,300 Tsingtao Brewery Co Ltd (Class A) 557,328
34,299 Unigroup Guoxin Microelectronics Co Ltd 448,186
1,090,000 Uni-President China Holdings Ltd 942,404
166,080 Unisplendour Corp Ltd 634,884
37,600 Universal Scientific Industrial Shanghai Co Ltd 76,125
27,735 * Verisilicon Microelectronics Shanghai Co Ltd 267,990
299,297 * Vipshop Holdings Ltd (ADR) 5,635,763
67,400 Walvax Biotechnology Co Ltd 256,242
123,000 * Wanda Film Holding Co Ltd 249,421
158,700 Wanhua Chemical Group Co Ltd 2,175,620
4,063,587 Want Want China Holdings Ltd 2,833,836
51,272 Weibo Corp (ADR) 807,534
1,661,800 Weichai Power Co Ltd 2,461,869
277,000 Weichai Power Co Ltd (Class A) 512,066
41,920 Weihai Guangwei Composites Co Ltd 178,169
322,360 Wens Foodstuffs Group Co Ltd 858,021
118,300 Western Mining Co Ltd 203,895
470,300 Western Securities Co Ltd 473,614
24,665 Western Superconducting Technologies Co Ltd 182,780
47,790 Will Semiconductor Ltd 687,474
50,200 Wingtech Technology Co Ltd 327,034
2,328,000 Winteam Pharmaceutical Group Ltd 1,076,264
1,538,900 * Wintime Energy Group Co Ltd 327,567
221,200 Wuchan Zhongda Group Co Ltd 158,931
125,768 Wuhan Guide Infrared Co Ltd 144,723
125,000
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 470,896
186,700 Wuliangye Yibin Co Ltd 4,742,577
98,790 WUS Printed Circuit Kunshan Co Ltd 303,475
112,404 WuXi AppTec Co Ltd - A 1,131,201
301,377 g WuXi AppTec Co Ltd - H 2,866,822
4,987 Wuxi Autowell Technology Co Ltd 120,200
3,163,301 *,g Wuxi Biologics Cayman, Inc 18,254,764

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
22,693 Wuxi Shangji Automation Co Ltd $ 161,282
561,100 XCMG Construction Machinery Co Ltd 555,528
208,636 Xiamen C & D, Inc 327,905
9,000 Xiamen Faratronic Co Ltd 169,900
47,100 Xiamen Tungsten Co Ltd 125,859
12,565,436 *,g Xiaomi Corp 19,990,114
74,862 Xinjiang Daqo New Energy Co Ltd 432,432
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 247,979
133,200 Xinjiang Zhongtai Chemical Co Ltd 138,018
3,985,780 Xinyi Solar Holdings Ltd 4,327,942
850,489 *,e XPeng, Inc 9,072,104
1,180,234 XTEP International Holdings 1,315,308
1,008,000 g Yadea Group Holdings Ltd 2,293,863
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 122,699
182,600 Yantai Jereh Oilfield Services Group Co Ltd 716,384
2,139,696 e Yanzhou Coal Mining Co Ltd 3,221,543
223,350 Yanzhou Coal Mining Co Ltd (Class A) 554,819
69,953 Yealink Network Technology Corp Ltd 368,520
69,871 Yifeng Pharmacy Chain Co Ltd 371,908
435,000 Yihai International Holding Ltd 1,002,129
71,500 Yihai Kerry Arawana Holdings Co Ltd 421,616
125,420 Yintai Gold Co Ltd 229,669
461,600 Yonghui Superstores Co Ltd 226,341
23,530 YongXing Special Materials Technology Co Ltd 178,533
224,999 Yonyou Network Technology Co Ltd 594,923
229,800 Youngor Group Co Ltd 229,706
12,200 Youngy Co Ltd 104,975
155,000 YTO Express Group Co Ltd 341,403
146,200 * Yuan Longping High-tech Agriculture Co Ltd 334,295
1,856,694 Yuexiu Property Co Ltd 2,450,244
348,123 Yum China Holdings, Inc 21,242,465
191,710 Yunda Holding Co Ltd 279,017
165,300 Yunnan Aluminium Co Ltd 344,040
80,860 Yunnan Baiyao Group Co Ltd 609,512
10,500 Yunnan Botanee Bio-Technology Group Co Ltd 152,900
48,700 Yunnan Energy New Material Co Ltd 658,896
68,500 Yunnan Tin Co Ltd 159,735
90,800 Yunnan Yuntianhua Co Ltd 234,937
798,300 * Zai Lab Ltd 2,441,197
76,600 Zangge Mining Co Ltd 258,259
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 1,084,877
1,131,141 Zhaojin Mining Industry Co Ltd 1,631,775
133,200 Zhefu Holding Group Co Ltd 80,181
384,700 * Zhejiang Century Huatong Group Co Ltd 284,754
349,900 Zhejiang China Commodities City Group Co Ltd 416,898
119,716 Zhejiang Chint Electrics Co Ltd 475,137
180,800 Zhejiang Dahua Technology Co Ltd 555,997
30,420 Zhejiang Dingli Machinery Co Ltd 251,629
1,530,414 Zhejiang Expressway Co Ltd 1,229,226
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 182,324
68,828 Zhejiang Huayou Cobalt Co Ltd 486,138
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 464,741
75,200 Zhejiang Jiuzhou Pharmaceutical Co Ltd 283,872
168,600 Zhejiang Juhua Co Ltd 352,284
198,900 Zhejiang Longsheng Group Co Ltd 269,235
134,164 Zhejiang NHU Co Ltd 310,139
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 353,647
133,791 Zhejiang Satellite Petrochemical Co Ltd 301,863
35,967 Zhejiang Supcon Technology Co Ltd 272,620
31,700 Zhejiang Supor Co Ltd 222,028
58,370 Zhejiang Weiming Environment Protection Co Ltd 148,615
118,900 Zhejiang Weixing New Building Materials Co Ltd 361,144
39,900 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 211,560

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
745,100 Zhejiang Zheneng Electric Power Co Ltd $ 502,558
201,800 Zheshang Securities Co Ltd 307,149
566,150 *,g ZhongAn Online P&C Insurance Co Ltd 1,855,371
53,100 Zhongji Innolight Co Ltd 952,542
378,800 Zhongjin Gold Corp Ltd 564,886
586,500 Zhongsheng Group Holdings Ltd 2,060,641
301,900 Zhongtai Securities Co Ltd 326,572
27,531 * Zhuzhou CRRC Times Electric Co Ltd 173,648
471,700 Zhuzhou CSR Times Electric Co Ltd 1,880,471
140,900 Zhuzhou Kibing Group Co Ltd 180,789
142,900 Zibo Qixiang Tengda Chemical Co Ltd 132,032
4,683,299 Zijin Mining Group Co Ltd 8,088,641
952,300 Zijin Mining Group Co Ltd (Class A) 1,739,363
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 317,111
208,400 ZTE Corp 1,143,275
724,264 ZTE Corp (Class H) 2,650,681
350,722 ZTO Express Cayman, Inc (ADR) 9,750,072
TOTAL CHINA 1,804,704,783
COLOMBIA - 0.1%
219,410 BanColombia S.A. 1,867,867
408,966 BanColombia S.A. (Preference) 3,122,785
347,473 Interconexion Electrica S.A. 1,521,579
TOTAL COLOMBIA 6,512,231
CZECH REPUBLIC - 0.2%
139,531 CEZ AS 6,174,720
60,562 Komercni Banka AS 1,983,420
247,245 g Moneta Money Bank AS 972,951
TOTAL CZECH REPUBLIC 9,131,091
EGYPT - 0.1%
2,184,355 Commercial International Bank 3,567,744
1,098,082 Eastern Tobacco 663,879
1,085,820 * Egyptian Financial Group-Hermes Holding 578,872
TOTAL EGYPT 4,810,495
GREECE - 0.5%
1,805,812 * Alpha Bank AE 3,252,105
2,008,930 * Eurobank Ergasias S.A. 3,509,381
12,741 *,† FF Group 140
146,958 Hellenic Telecommunications Organization S.A. 2,319,286
93,415 JUMBO S.A. 2,787,545
59,871 Motor Oil Hellas Corinth Refineries S.A. 1,513,084
87,267 Mytilineos Holdings S.A. 3,631,683
432,944 * National Bank of Greece S.A. 2,981,561
180,048 OPAP S.A. 3,166,602
187,089 * Public Power Corp 2,213,629
55,641 Terna Energy S.A. 1,068,060
TOTAL GREECE 26,443,076
HONG KONG - 0.1%
798,151 Kingboard Laminates Holdings Ltd 818,921
1,349,000 Nine Dragons Paper Holdings Ltd 888,986
114,406 Orient Overseas International Ltd 1,911,748
8,446,331 Sino Biopharmaceutical 3,830,727
295,000 Vinda International Holdings Ltd 596,057
TOTAL HONG KONG 8,046,439
HUNGARY - 0.2%
430,414 MOL Hungarian Oil & Gas plc 3,397,990
195,343 OTP Bank 7,103,868

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HUNGARY—continued
113,769 Richter Gedeon Rt $ 2,869,888
TOTAL HUNGARY 13,371,746
INDIA - 14.0%
40,130 ABB Ltd India 2,224,192
137,015 Adani Enterprises Ltd 4,156,434
274,078 * Adani Green Energy Ltd 3,643,210
398,497 Adani Ports & Special Economic Zone Ltd 3,770,366
640,198 * Adani Power Ltd 2,129,584
545,733 Ambuja Cements Ltd 3,075,575
79,837 Apollo Hospitals Enterprise Ltd 5,025,833
325,844 Asian Paints Ltd 13,385,016
56,818 Associated Cement Co Ltd 1,395,426
132,093 g AU Small Finance Bank Ltd 1,174,566
208,622 Aurobindo Pharma Ltd 2,087,582
128,063 *,g Avenue Supermarts Ltd 5,851,151
1,934,946 Axis Bank Ltd 22,463,742
20,755 Bajaj Auto Ltd 1,905,078
226,386 Bajaj Finance Ltd 20,125,678
323,873 Bajaj Finserv Ltd 6,302,906
56,506 Bajaj Holdings and Investment Ltd 3,391,872
61,563 Balkrishna Industries Ltd 1,904,254
636,294 *,g Bandhan Bank Ltd 1,729,874
1,081,557 Bank of Baroda 2,663,599
184,393 Berger Paints India Ltd 1,531,421
3,200,941 Bharat Electronics Ltd 5,093,144
195,413 Bharat Forge Ltd 2,214,817
652,641 Bharat Petroleum Corp Ltd 2,997,319
1,847,225 Bharti Airtel Ltd 20,005,394
87,304 Britannia Industries Ltd 5,089,028
313,281 Cholamandalam Investment and Finance Co Ltd 4,316,583
419,756 Cipla Ltd 6,003,454
1,408,776 Coal India Ltd 3,931,949
93,913 Colgate-Palmolive India Ltd 2,307,648
216,954 Container Corp Of India Ltd 1,834,409
527,683 Crompton Greaves Ltd 2,582,129
499,957 Dabur India Ltd 3,502,528
100,932 Divi S Laboratories Ltd 4,526,815
603,693 DLF Ltd 3,811,553
92,432 Dr Reddy's Laboratories Ltd 6,341,326
107,333 Eicher Motors Ltd 4,396,259
1,841,754 GAIL India Ltd 2,668,884
322,447 * Godrej Consumer Products Ltd 4,064,997
97,718 * Godrej Properties Ltd 2,070,029
209,133 Grasim Industries Ltd 4,709,494
192,809 Havells India Ltd 3,130,641
804,438 HCL Technologies Ltd 10,933,900
2,370,370 HDFC Bank Ltd 47,587,753
762,572 g HDFC Life Insurance Co Ltd 6,000,110
83,922 Hero Honda Motors Ltd 3,271,932
999,940 Hindalco Industries Ltd 5,637,039
80,373 Hindustan Aeronautics Ltd 3,877,743
690,612 Hindustan Lever Ltd 21,512,982
507,518 Hindustan Petroleum Corp Ltd 1,742,406
4,283,596 ICICI Bank Ltd 52,206,189
182,738 g ICICI Lombard General Insurance Co Ltd 3,079,611
260,206 g ICICI Prudential Life Insurance Co Ltd 1,835,462
648,341 Indian Hotels Co Ltd 3,118,529
2,817,283 Indian Oil Corp Ltd 3,213,331
197,874 Indian Railway Catering & Tourism Corp Ltd 1,542,894
259,941 Indraprastha Gas Ltd 1,465,220
55,039 Info Edge India Ltd 3,075,968
2,763,785 Infosys Technologies Ltd 45,743,724

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
105,393 *,g InterGlobe Aviation Ltd $ 3,325,302
2,570,376 ITC Ltd 14,564,781
285,581 Jindal Steel & Power Ltd 2,327,776
481,576 JSW Steel Ltd 4,791,176
313,284 Jubilant Foodworks Ltd 1,825,252
912,213 Kotak Mahindra Bank Ltd 20,615,198
69,819 g Larsen & Toubro Infotech Ltd 4,160,461
590,325 * Larsen & Toubro Ltd 19,261,554
176,790 Lupin Ltd 2,119,712
769,818 Mahindra & Mahindra Ltd 13,821,702
402,469 Marico Ltd 2,745,855
114,916 Maruti Suzuki India Ltd 13,732,803
617,683 * Max Healthcare Institute Ltd 4,470,713
1,675,992 Motherson Sumi Systems Ltd 2,005,935
65,320 Mphasis Ltd 1,825,268
1,416 MRF Ltd 1,773,953
78,423 Muthoot Finance Ltd 1,288,694
27,313 Nestle India Ltd 7,490,084
3,612,261 NTPC Ltd 9,602,180
4,719 Page Industries Ltd 2,170,408
631,464 Petronet LNG Ltd 1,795,334
58,104 PI Industries Ltd 2,556,133
122,603 Pidilite Industries Ltd 3,901,004
2,888,232 Power Grid Corp of India Ltd 9,351,345
2,534,398 Reliance Industries Ltd 78,675,216
2,504,284 *,† Reliance Strategic Investments Ltd 7,698,697
215,808 SBI Cards & Payment Services Ltd 2,246,573
343,863 g SBI Life Insurance Co Ltd 5,367,738
739,081 Sesa Sterlite Ltd 2,487,171
7,222 Shree Cement Ltd 2,118,317
230,964 Shriram Transport Finance Co Ltd 5,324,647
73,957 Siemens India Ltd 3,583,922
317,577 g Sona Blw Precision Forgings Ltd 2,203,388
114,752 SRF Ltd 3,033,537
1,557,959 State Bank of India 11,768,505
763,975 Sun Pharmaceutical Industries Ltd 10,626,714
770,051 Tata Consultancy Services Ltd 32,079,524
30,139 Tata Elxsi Ltd 2,627,712
1,445,748 Tata Motors Ltd 11,343,975
1,275,508 Tata Power Co Ltd 3,673,840
6,182,328 * Tata Steel Ltd 9,275,234
448,777 Tata Tea Ltd 4,691,262
447,399 Tech Mahindra Ltd 6,077,122
292,503 Titan Industries Ltd 10,689,297
77,256 Torrent Pharmaceuticals Ltd 1,883,575
142,934 Trent Ltd 3,057,357
81,276 Tube Investments of India Ltd 3,047,389
168,461 TVS Motor Co Ltd 2,823,735
93,758 Ultra Tech Cement Ltd 9,489,409
225,548 * United Spirits Ltd 2,787,534
383,500 * UPL Ltd 2,915,963
408,134 Varun Beverages Ltd 3,993,862
1,164,686 Wipro Ltd 5,744,378
12,103,445 * Yes Bank Ltd 2,496,272
3,645,185 * Zomato Ltd 3,731,625
TOTAL INDIA 830,466,665
INDONESIA - 1.9%
15,488,454 Adaro Energy Tbk 2,477,698
16,193,854 Astra International Tbk PT 7,359,206
46,972,129 Bank Central Asia Tbk PT 28,447,793
55,507,350 Bank Rakyat Indonesia 20,782,169
662,827,776 * GoTo Gojek Tokopedia Tbk PT 4,975,639

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDONESIA—continued
1,970,341 Indofood CBP Sukses Makmur Tbk $ 1,464,108
16,567,800 Kalbe Farma Tbk PT 2,104,309
9,310,328 * Merdeka Copper Gold Tbk PT 2,169,408
6,042,700 PT Aneka Tambang Tbk 796,490
30,035,478 PT Bank Mandiri Persero Tbk 11,417,846
6,235,259 PT Bank Negara Indonesia 3,670,713
20,491,576 PT Barito Pacific Tbk 1,052,967
5,864,500 * PT Charoen Pokphand Indonesia Tbk 2,011,744
2,289,705 PT Indah Kiat Pulp and Paper Corp Tbk 1,389,943
3,568,970 PT Indofood Sukses Makmur Tbk 1,733,861
2,846,604 PT Semen Gresik Persero Tbk 1,317,206
15,412,900 PT Sumber Alfaria Trijaya Tbk 2,759,806
7,565,045 PT Unilever Indonesia Tbk 1,931,394
1,269,573 PT United Tractors Tbk 2,319,354
1,715,786 PT Vale Indonesia Tbk 782,979
16,603,000 Sarana Menara Nusantara Tbk PT 1,117,401
43,325,783 Telkom Indonesia Persero Tbk PT 10,674,422
TOTAL INDONESIA 112,756,456
KOREA, REPUBLIC OF - 12.3%
23,108 Amorepacific Corp 2,041,051
10,361 BGF retail Co Ltd 1,359,430
88,308 Celltrion Healthcare Co Ltd 4,562,138
15,162 * Celltrion Pharm Inc 1,055,704
93,387 Celltrion, Inc 10,743,920
6,737 CJ CheilJedang Corp 1,478,907
12,491 CJ Corp 635,012
18,939 * CosmoAM&T Co Ltd 2,700,533
42,213 Coway Co Ltd 1,356,565
64,439 e Daewoo International Corp 4,559,895
37,248 Dongbu Insurance Co Ltd 2,202,488
41,014 Doosan Bobcat, Inc 1,881,374
370,177 * Doosan Heavy Industries and Construction Co Ltd 5,081,048
41,069 e Ecopro BM Co Ltd 13,508,787
16,153 E-Mart Co Ltd 958,800
13,415 F&F Co Ltd 1,089,142
40,038 GS Holdings Corp 1,183,099
244,973 Hana Financial Group, Inc 7,548,965
57,116 Hankook Tire Co Ltd 1,732,401
5,770 Hanmi Pharm Co Ltd 1,206,441
140,900 Hanon Systems 942,455
84,064 * Hanwha Chemical Corp 2,494,954
91,383 * HLB, Inc 2,356,563
17,452 Honam Petrochemical Corp 2,062,139
25,858 Hotel Shilla Co Ltd 1,527,579
15,267 * HYBE Co Ltd 3,144,047
458,799 Hynix Semiconductor, Inc 44,432,374
63,742 Hyundai Engineering & Construction Co Ltd 1,870,786
14,460 Hyundai Glovis Co Ltd 1,977,233
34,882 * Hyundai Heavy Industries 3,376,478
20,339 * Hyundai Heavy Industries Co Ltd 2,229,694
181,357 Hyundai Merchant Marine Co Ltd 2,489,306
18,721 * Hyundai Mipo Dockyard 1,371,915
49,886 Hyundai Mobis 9,114,986
113,974 Hyundai Motor Co 17,523,890
31,282 Hyundai Motor Co Ltd (2nd Preference) 2,660,742
21,964 Hyundai Motor Co Ltd (Preference) 1,847,486
39,907 Hyundai Robotics Co Ltd 1,927,154
67,147 Hyundai Steel Co 1,903,555
15,233 Iljin Materials Co Ltd 655,352
231,115 Industrial Bank of Korea 1,884,185
251,389 Kakao Corp 10,120,149
25,317 * Kakao Games Corp 626,515

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
129,501 KakaoBank Corp $ 2,641,664
20,643 *,e Kakaopay Corp 812,462
71,780 Kangwon Land, Inc 878,557
316,770 KB Financial Group, Inc 12,687,080
216,728 Kia Motors Corp 14,065,497
64,333 Korea Aerospace Industries Ltd 2,483,802
237,925 Korea Electric Power Corp 3,584,986
32,973 Korea Investment Holdings Co Ltd 1,263,492
15,493 Korea Kumho Petrochemical 1,458,956
6,987 Korea Zinc Co Ltd 2,706,642
152,607 Korean Air Lines Co Ltd 2,945,653
24,062 *,e,g Krafton, Inc 3,243,516
58,266 KT Corp 1,349,296
92,525 KT&G Corp 5,987,097
20,913 L&F Co Ltd 4,226,637
41,241 LG Chem Ltd 20,979,536
7,325 LG Chem Ltd (Preference) 2,257,449
75,125 LG Corp 4,918,005
212,534 LG Display Co Ltd 2,247,156
89,983 LG Electronics, Inc 7,659,475
29,126 * LG Energy Solution 12,795,968
7,496 LG Household & Health Care Ltd 2,515,077
11,674 LG Innotek Co Ltd 2,420,659
157,592 LG Telecom Ltd 1,236,932
85,411 Meritz finance Holdings Co Ltd 3,297,747
165,996 Mirae Asset Daewoo Co Ltd 902,388
106,598 Naver Corp 18,992,283
11,325 NCsoft 2,456,915
18,070 g Netmarble Corp 697,783
21,112 Orion Corp/Republic of Korea 1,879,078
209,212 Pan Ocean Co Ltd 784,498
26,613 * Pearl Abyss Corp 1,169,874
60,937 POSCO 30,705,010
26,321 POSCO Refractories & Environment Co Ltd 10,889,299
14,716 *,g Samsung Biologics Co Ltd 8,836,486
66,382 Samsung C&T Corp 5,378,311
44,129 Samsung Electro-Mechanics Co Ltd 5,034,186
3,973,696 Samsung Electronics Co Ltd 217,570,299
691,896 Samsung Electronics Co Ltd (Preference) 31,163,515
124,945 * Samsung Engineering Co Ltd 3,624,283
25,031 Samsung Fire & Marine Insurance Co Ltd 4,784,590
532,667 * Samsung Heavy Industries Co Ltd 3,775,345
62,433 Samsung Life Insurance Co Ltd 3,415,598
45,266 Samsung SDI Co Ltd 23,629,057
31,786 Samsung SDS Co Ltd 3,200,005
46,483 Samsung Securities Co Ltd 1,308,997
29,904 Samsung Techwin Co Ltd 2,868,982
353,033 Shinhan Financial Group Co Ltd 9,716,630
25,723 * SK Biopharmaceuticals Co Ltd 1,642,570
21,845 *,e SK Bioscience Co Ltd 1,257,935
34,851 SK Holdings Co Ltd 4,177,386
20,345 *,g SK IE Technology Co Ltd 1,714,340
47,903 * SK Innovation Co Ltd 8,125,264
79,639 * SK Square Co Ltd 2,772,697
15,683 SKC Co Ltd 1,220,871
43,405 S-Oil Corp 2,551,526
444,050 Woori Financial Group, Inc 4,058,248
107,349 Woori Investment & Securities Co Ltd 833,664
50,087 Yuhan Corp 2,865,774
TOTAL KOREA, REPUBLIC OF 730,092,265
KUWAIT - 0.8%
1,318,207 Agility Public Warehousing Co KSC 2,703,256

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KUWAIT—continued
1,035,102 Boubyan Bank KSCP $ 2,088,972
1,492,719 Gulf Bank KSCP 1,282,990
6,848,508 Kuwait Finance House 17,593,732
592,891 Mabanee Co KPSC 1,704,438
1,797,822 Mobile Telecommunications Co KSC 3,049,046
6,336,381 National Bank of Kuwait SAKP 19,842,938
TOTAL KUWAIT 48,265,372
LUXEMBOURG - 0.1%
112,681 Reinet Investments S.C.A 2,729,799
TOTAL LUXEMBOURG 2,729,799
MALAYSIA - 1.4%
1,478,233 AMMB Holdings BHD 1,265,838
2,323,074 Axiata Group Bhd 1,375,843
5,301,352 Bumiputra-Commerce Holdings BHD 6,530,471
3,879,077 Dialog Group BHD 1,980,118
2,906,039 Digi.Com BHD 2,848,821
1,583,900 Gamuda BHD 1,510,320
1,891,775 Genting BHD 1,808,741
2,236,600 Genting Malaysia BHD 1,290,123
478,287 Hong Leong Bank BHD 2,077,969
26,506 Hong Leong Credit BHD 107,576
1,639,270 IHH Healthcare BHD 2,165,050
2,115,100 Inari Amertron BHD 1,416,976
1,778,800 IOI Corp BHD 1,645,729
396,011 Kuala Lumpur Kepong BHD 2,048,266
4,714,249 Malayan Banking BHD 9,431,880
607,834 Malaysia Airports Holdings BHD 930,168
1,962,800 Maxis BHD 1,758,873
1,461,300 MISC BHD 2,329,839
1,423,187 g MR DIY Group M Bhd 464,053
59,100 Nestle Malaysia BHD 1,755,043
2,270,900 Petronas Chemicals Group BHD 3,503,110
271,300 Petronas Dagangan BHD 1,381,470
863,200 Petronas Gas BHD 3,269,784
479,059 PPB Group BHD 1,774,293
2,982,824 Press Metal BHD 3,335,435
11,768,415 Public Bank BHD 10,885,883
892,050 QL Resources BHD 1,084,150
1,208,647 RHB Capital BHD 1,525,889
2,026,165 Sime Darby BHD 980,550
1,731,665 Sime Darby Plantation BHD 1,750,471
884,351 Telekom Malaysia BHD 998,505
2,271,558 Tenaga Nasional BHD 4,837,222
4,175,900 Top Glove Corp BHD 852,470
TOTAL MALAYSIA 80,920,929
MEXICO - 2.8%
2,592,800 Alfa S.A. de C.V. (Class A) 1,590,209
26,127,941 e America Movil SAB de C.V. 27,384,017
668,849 g Banco del Bajio S.A. 2,039,101
12,724,597 * Cemex S.A. de C.V. 9,665,982
433,110 Coca-Cola Femsa SAB de C.V. 3,656,281
433,057 Embotelladoras Arca SAB de C.V. 4,338,587
2,363,500 Fibra Uno Administracion S.A. de C.V. 3,551,249
1,611,877 e Fomento Economico Mexicano S.A. de C.V. 18,268,260
161,510 Gruma SAB de C.V. 2,897,245
316,630
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 6,032,894
154,286 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,364,050
1,075,089 e Grupo Bimbo S.A. de C.V. (Series A) 5,573,513
533,652 e Grupo Carso S.A. de C.V. (Series A1) 4,243,402

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEXICO—continued
2,170,928 Grupo Financiero Banorte S.A. de C.V. $ 20,576,171
1,773,844 *,e Grupo Financiero Inbursa S.A. 4,306,167
2,533,732 Grupo Mexico S.A. de C.V. (Series B) 13,170,262
1,915,790 e Grupo Televisa S.A. 2,027,339
157,804 *,e Industrias Penoles S.A. de C.V. 2,256,376
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,896,683
965,500 Operadora de Sites Mexicanos S.A. de C.V. 978,473
791,023 Orbia Advance Corp SAB de C.V. 1,794,623
178,240 Promotora y Operadora de Infraestructura SAB de C.V. 1,846,373
73,981 Southern Copper Corp 6,468,899
4,447,189 Wal-Mart de Mexico SAB de C.V. 18,513,798
TOTAL MEXICO 168,439,954
PERU - 0.2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,361,978
56,014 Credicorp Ltd 8,796,999
TOTAL PERU 10,158,977
PHILIPPINES - 0.6%
1,436,254 Aboitiz Equity Ventures, Inc 1,405,805
557,589 * AC Energy Corp 53,004
247,093 Ayala Corp 2,769,502
5,809,293 Ayala Land, Inc 2,900,899
1,645,763 Bank of the Philippine Islands 3,431,664
2,014,797 BDO Unibank, Inc 5,328,232
864,353 International Container Term Services, Inc 3,415,926
2,164,956 JG Summit Holdings (Series B) 1,698,678
382,140 Jollibee Foods Corp 1,774,937
266,441 Manila Electric Co 1,728,172
1,456,010 Metropolitan Bank & Trust 1,591,639
64,125 PLDT, Inc 1,530,208
203,885 SM Investments Corp 3,387,709
8,302,368 SM Prime Holdings 5,051,574
761,487 Universal Robina 1,702,927
TOTAL PHILIPPINES 37,770,876
POLAND - 0.8%
387,493 *,g Allegro.eu S.A. 3,416,334
156,114 Bank Pekao S.A. 4,609,715
28,913 * Bank Zachodni WBK S.A. 2,868,506
12,099 * BRE Bank S.A. 1,444,252
52,720 CD Projekt Red S.A. 2,150,920
172,719 Cyfrowy Polsat S.A. 695,992
40,127 *,g Dino Polska S.A. 4,468,544
110,864 KGHM Polska Miedz S.A. 3,428,641
917 LPP S.A. 3,154,427
708,281 * PGE Polska Grupa Energetyczna S.A. 1,506,493
508,293 * Polski Koncern Naftowy Orlen S.A. 9,059,588
724,206 Powszechna Kasa Oszczednosci Bank Polski S.A. 7,347,811
509,581 Powszechny Zaklad Ubezpieczen S.A. 5,153,365
TOTAL POLAND 49,304,588
QATAR - 0.9%
2,038,373 Barwa Real Estate Co 1,573,338
2,631,623 Commercial Bank of Qatar QSC 4,520,436
1,951,356 Dukhan Bank 2,215,939
1,238,275 Industries Qatar QSC 4,535,007
4,585,122 Masraf Al Rayan 3,162,104
3,278,477 Mesaieed Petrochemical Holding Co 1,757,988
792,508 Ooredoo QSC 2,488,562
385,925 Qatar Electricity & Water Co 1,922,698
586,474 Qatar Fuel QSC 2,706,938
2,399,308 Qatar Gas Transport Co Ltd 2,778,245

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
QATAR—continued
727,069 Qatar International Islamic Bank QSC $ 2,073,113
1,369,703 Qatar Islamic Bank SAQ 7,959,380
3,762,182 Qatar National Bank 17,551,292
TOTAL QATAR 55,245,040
ROMANIA - 0.1%
461,100 NEPI Rockcastle NV 2,762,668
TOTAL ROMANIA 2,762,668
RUSSIA - 0.0%
35,937 *,†,e Ozon Holdings plc (ADR) 359
911,463 *,† VTB Bank PJSC (GDR) Equiduct 9,115
281,650 *,† VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4.1%
66,921 ACWA Power Co 3,289,533
101,032 Advanced Petrochemical Co 1,226,449
1,623,920 Al Rajhi Bank 32,279,553
783,225 Alinma Bank 7,722,253
206,649 Almarai Co JSC 3,794,882
531,999 Arab National Bank 3,777,154
20,234 Arabian Internet & Communications Services Co 1,966,977
385,575 Bank AlBilad 4,494,523
329,792 Bank Al-Jazira 1,615,280
485,694 Banque Saudi Fransi 5,513,680
68,089 Bupa Arabia for Cooperative Insurance Co 3,131,718
30,405 Dallah Healthcare Co 1,429,641
502,295 * Dar Al Arkan Real Estate Development Co 2,266,591
74,444 Dr Sulaiman Al Habib Medical Services Group Co 5,734,934
19,817 Elm Co 3,592,105
302,485 * Emaar Economic City 725,893
326,545 Etihad Etisalat Co 4,077,476
484,012 Jarir Marketing Co 2,000,030
347,933 Mobile Telecommunications Co Saudi Arabia 1,244,605
39,595 Mouwasat Medical Services Co 2,647,524
31,011 Nahdi Medical Co 1,436,997
2,437,940 National Commercial Bank 25,051,810
288,695 * National Industrialization Co 1,086,057
393,404 * Rabigh Refining & Petrochemical Co 1,091,175
1,196,909 Riyad Bank 10,146,870
193,960 SABIC Agri-Nutrients Co 7,454,728
281,771 Sahara International Petrochemical Co 2,843,296
1,069,753 * Saudi Arabian Mining Co 12,666,234
2,281,386 g Saudi Arabian Oil Co 19,715,240
48,065 Saudi Aramco Base Oil Co 1,899,269
772,320 Saudi Basic Industries Corp 17,650,939
826,859 Saudi British Bank 8,387,538
677,538 Saudi Electricity Co 4,053,222
318,734 Saudi Industrial Investment Group 2,123,544
383,763 Saudi Investment Bank 1,830,890
657,406 * Saudi Kayan Petrochemical Co 2,147,823
27,526 * Saudi Research & Marketing Group 1,373,832
39,032 Saudi Tadawul Group Holding Co 2,094,938
1,692,847 Saudi Telecom Co 19,142,127
217,158 Savola Group 2,447,763
276,114 Yanbu National Petrochemical Co 3,373,517
TOTAL SAUDI ARABIA 240,548,610
SOUTH AFRICA - 3.1%
684,012 Absa Group Ltd 7,249,458
82,381 African Rainbow Minerals Ltd 929,847
55,481 e Anglo American Platinum Ltd 2,772,892

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOUTH AFRICA—continued
305,913 Aspen Pharmacare Holdings Ltd $ 3,280,691
299,106 Bid Corp Ltd 7,084,717
239,961 Bidvest Group Ltd 3,723,446
69,568 Capitec Bank Holdings Ltd 6,976,386
181,396 Clicks Group Ltd 2,845,332
442,065 * Discovery Holdings Ltd 3,905,325
256,313 Exxaro Resources Ltd 2,322,099
4,268,785 FirstRand Ltd 17,364,870
261,444 e Foschini Ltd 1,584,247
740,760 Gold Fields Ltd 11,488,576
2,637,549 Growthpoint Properties Ltd 1,868,610
464,420 Harmony Gold Mining Co Ltd 2,005,297
712,152 Impala Platinum Holdings Ltd 5,143,923
50,644 e Kumba Iron Ore Ltd 1,389,220
189,948 e Mr Price Group Ltd 1,672,318
1,403,173 MTN Group Ltd 10,988,432
218,895 MultiChoice Group Ltd 1,083,352
162,104 Naspers Ltd (N Shares) 31,851,291
397,682 Nedbank Group Ltd 5,225,709
295,390 * Northam Platinum Holdings Ltd 2,495,753
4,149,346 Old Mutual Ltd 3,018,550
648,373 OUTsurance Group Ltd 1,401,976
1,584,596 g Pepkor Holdings Ltd 1,539,961
427,527 Remgro Ltd 3,843,589
1,491,379 Sanlam Ltd 5,484,756
480,309 Sasol Ltd 6,706,125
396,219 Shoprite Holdings Ltd 5,724,917
2,310,575 Sibanye Stillwater Ltd 4,391,040
1,157,786 Standard Bank Group Ltd 12,365,255
489,220 Vodacom Group Pty Ltd 3,230,330
764,590 Woolworths Holdings Ltd 3,420,267
TOTAL SOUTH AFRICA 186,378,557
TAIWAN - 14.6%
415,344 Accton Technology Corp 5,067,345
2,381,380 Acer, Inc 2,659,380
429,665 Advantech Co Ltd 5,365,544
2,686,011 ASE Technology Holding Co Ltd 9,831,014
1,934,512 Asia Cement Corp 2,481,854
585,500 Asustek Computer, Inc 6,800,170
6,303,800 AU Optronics Corp 4,158,505
527,389 Catcher Technology Co Ltd 2,916,315
8,182,889 Cathay Financial Holding Co Ltd 11,927,168
1,225,374 * Chailease Holding Co Ltd 8,113,681
4,307,619 Chang Hwa Commercial Bank 2,586,243
1,718,922 Cheng Shin Rubber Industry Co Ltd 2,106,936
2,483,035 China Airlines 1,974,562
12,719,522 China Development Financial Holding Corp 5,085,592
9,694,151 China Steel Corp 8,624,598
14,508,611 * Chinatrust Financial Holding Co 12,137,437
3,264,763 Chunghwa Telecom Co Ltd 12,043,568
3,373,000 Compal Electronics, Inc 3,274,601
1,603,768 Delta Electronics, Inc 18,721,914
11,415,959 E.Sun Financial Holding Co Ltd 9,402,593
155,316 Eclat Textile Co Ltd 2,686,895
53,000 eMemory Technology, Inc 3,140,693
2,186,803 Eva Airways Corp 2,564,124
806,192 Evergreen Marine Corp Taiwan Ltd 2,673,512
2,495,071 Far Eastern Textile Co Ltd 2,359,782
1,515,589 Far EasTone Telecommunications Co Ltd 3,421,994
362,513 * Feng TAY Enterprise Co Ltd 2,451,893
8,775,674 First Financial Holding Co Ltd 8,118,255
2,906,173 Formosa Chemicals & Fibre Corp 6,049,900

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
1,121,064 Formosa Petrochemical Corp $ 2,861,195
3,258,813 Formosa Plastics Corp 8,628,329
6,236,401 Fubon Financial Holding Co Ltd 13,016,709
8,162,788 Fuhwa Financial Holdings Co Ltd 6,347,609
257,086 Giant Manufacturing Co Ltd 1,907,069
77,000 Global Unichip Corp 4,027,450
174,535 Globalwafers Co Ltd 2,860,324
10,318,002 Hon Hai Precision Industry Co, Ltd 35,703,698
246,608 * Hotai Motor Co Ltd 5,954,404
7,357,026 Hua Nan Financial Holdings Co Ltd 5,211,825
8,301,350 InnoLux Display Corp 4,408,225
2,275,340 Inventec Co Ltd 4,628,479
83,125 Largan Precision Co Ltd 5,765,687
1,693,778 Lite-On Technology Corp 8,144,184
1,272,464 MediaTek, Inc 28,000,456
9,416,828 Mega Financial Holding Co Ltd 12,075,288
556,000 Micro-Star International Co Ltd 3,448,614
61,000 momo.com, Inc 1,165,052
4,003,271 Nan Ya Plastics Corp 8,920,968
180,000 Nan Ya Printed Circuit Board Corp 1,425,263
1,092,000 Nanya Technology Corp 2,519,869
147,000 Nien Made Enterprise Co Ltd 1,523,794
487,474 Novatek Microelectronics Corp Ltd 6,592,370
1,611,000 Pegatron Technology Corp 3,922,958
191,025 * PharmaEssentia Corp 2,084,022
1,723,512 Pou Chen Corp 1,715,025
2,380,387 Powerchip Semiconductor Manufacturing Corp 2,275,331
481,000 President Chain Store Corp 4,273,264
687,000 Prime View International Co Ltd 4,927,040
2,235,000 Quanta Computer, Inc 17,003,565
357,085 Realtek Semiconductor Corp 4,904,249
1,437,750 Ruentex Development Co Ltd 1,631,442
3,000,599 Shanghai Commercial & Savings Bank Ltd 4,206,096
10,938,684 Shin Kong Financial Holding Co Ltd 3,357,497
8,060,215 SinoPac Financial Holdings Co Ltd 4,786,491
994,522 Synnex Technology International Corp 1,874,408
9,053,413 Taishin Financial Holdings Co Ltd 5,266,915
4,677,391 Taiwan Business Bank 2,147,476
5,044,039 Taiwan Cement Corp 5,993,373
7,826,492 Taiwan Cooperative Financial Holding 7,326,327
1,590,561 Taiwan High Speed Rail Corp 1,527,571
1,566,861 Taiwan Mobile Co Ltd 4,708,153
20,476,183 Taiwan Semiconductor Manufacturing Co Ltd 369,750,698
1,126,000 Unimicron Technology Corp 6,647,686
4,008,908 Uni-President Enterprises Corp 9,617,638
9,665,103 United Microelectronics Corp 14,523,739
662,000 Vanguard International Semiconductor Corp 1,632,197
53,000 Voltronic Power Technology Corp 2,957,428
2,167,529 Walsin Lihwa Corp 2,766,911
551,460 Wan Hai Lines Ltd 886,374
289,878 Win Semiconductors Corp 1,513,743
2,251,000 * Winbond Electronics Corp 2,109,924
2,168,000 Wistron Corp 9,785,770
74,000 Wiwynn Corp 4,202,395
1,268,660 WPG Holdings Co Ltd 2,039,065
247,437 Yageo Corp 3,627,511
1,390,000 Yang Ming Marine Transport 2,061,934
559,127 Zhen Ding Technology Holding Ltd 1,873,655
TOTAL TAIWAN 863,810,800
THAILAND - 1.9%
998,000 Advanced Info Service PCL 6,560,275
3,537,056 Airports of Thailand PCL 7,362,677

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
THAILAND—continued
4,994,500 Asset World Corp PCL $ 654,484
706,500 B Grimm Power PCL 800,616
9,151,799 Bangkok Dusit Medical Services PCL 7,632,316
4,624,383 Bangkok Expressway & Metro PCL 1,230,772
8,056,800 Banpu PCL (Foreign) 2,296,561
812,800 Berli Jucker PCL 831,403
3,990,500 BTS Group Holdings PCL 944,916
445,000 Bumrungrad Hospital PCL 2,810,935
159,400 Carabao Group PCL 339,334
1,608,099 Central Pattana PCL 3,198,130
1,478,707 Central Retail Corp PCL 1,783,052
2,775,380 Charoen Pokphand Foods PCL 1,647,023
4,704,930 CP ALL plc 8,703,494
2,232,100 CP Axtra PCL 2,251,243
2,413,000 Delta Electronics Thailand PCL 7,966,081
216,800 Electricity Generating PCL 845,591
1,303,803 Energy Absolute PCL 2,365,285
588,900 Global Power Synergy Co Ltd 994,151
2,191,550 Gulf Energy Development PCL 3,188,523
4,127,826 Home Product Center PCL 1,713,732
1,167,539 Indorama Ventures PCL 1,169,324
854,500 Intouch Holdings PCL (Class F) 1,923,704
465,700 Kasikornbank PCL (Foreign) 1,722,789
2,777,498 Krung Thai Bank PCL 1,664,816
605,694 Krungthai Card PCL 832,402
7,261,552 Land and Houses PCL Co Reg 1,803,256
2,431,678 Minor International PCL 2,346,228
362,200 Muangthai Capital PCL 376,276
967,544 Osotspa PCL 827,694
1,448,141 PTT Exploration & Production PCL 6,766,466
1,806,629 PTT Global Chemical PCL 2,088,138
2,152,122 PTT Oil & Retail Business PCL 1,346,212
9,593,532 PTT PCL 9,747,720
965,227 Ratch Group PCL 1,022,663
656,001 SCB X PCL 2,146,503
918,000 SCG Packaging PCL 1,086,940
619,560 Siam Cement PCL 5,810,284
423,900 Srisawad Corp PCL 586,002
1,184,250 Thai Oil PCL 1,775,949
8,462,481 True Corp PCL 1,794,003
TOTAL THAILAND 112,957,963
TURKEY - 0.6%
2,617,703 Akbank TAS 2,716,467
608,489 Aselsan Elektronik Sanayi Ve Ticaret AS 1,684,709
365,897 BIM Birlesik Magazalar AS 2,938,232
1,104,562 * Eregli Demir ve Celik Fabrikalari TAS 1,708,665
57,620 Ford Otomotiv Sanayi AS 2,030,823
829,250 Haci Omer Sabanci Holding AS 1,773,694
987,664 * Hektas Ticaret TAS 1,118,940
604,623 KOC Holding AS 3,030,799
772,417 Koza Altin Isletmeleri AS 802,805
38,731 * Pegasus Hava Tasimaciligi AS. 1,210,808
916,039 * Sasa Polyester Sanayi AS 2,072,267
106,404 Tofas Turk Otomobil Fabrik 1,192,717
438,056 * Turk Hava Yollari 3,809,453
1,015,797 * Turkcell Iletisim Hizmet AS 1,948,726
3,152,233 Turkiye Is Bankasi (Series C) 1,769,663
918,533 Turkiye Petrol Rafinerileri AS 3,525,683
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 2,199,358
2,394,869 Yapi ve Kredi Bankasi 1,265,775
TOTAL TURKEY 36,799,584

Emerging Markets Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED ARAB EMIRATES - 1.3%
2,405,424 Abu Dhabi Commercial Bank PJSC $ 5,750,122
1,239,425 Abu Dhabi Islamic Bank PJSC 3,792,953
3,089,047 Abu Dhabi National Oil Co for Distribution PJSC 3,280,047
3,213,154 Aldar Properties PJSC 4,521,863
2,160,675 Americana Restaurants International plc 2,258,976
2,401,112 Dubai Islamic Bank PJSC 3,760,260
5,724,846 Emaar Properties PJSC 10,533,988
1,573,222 Emirates NBD Bank PJSC 7,279,480
2,878,602 Emirates Telecommunications Group Co PJSC 17,553,496
3,184,982 * Multiply Group 2,800,582
3,666,414 National Bank of Abu Dhabi PJSC 14,612,202
TOTAL UNITED ARAB EMIRATES 76,143,969
UNITED KINGDOM - 0.0%
133,637 *,g Pepco Group NV 1,151,582
TOTAL UNITED KINGDOM 1,151,582
UNITED STATES - 0.1%
612,465 JBS S.A. 2,432,375
47,260 * Legend Biotech Corp (ADR) 3,569,075
58,000 Parade Technologies Ltd 1,702,752
TOTAL UNITED STATES 7,704,202
TOTAL COMMON STOCKS 5,890,063,890
(Cost $5,150,040,805)
TOTAL LONG-TERM INVESTMENTS 5,890,083,588
(Cost $5,150,063,461)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000% 08/30/23 4,979,623
5,100,000 FHLB 0.000 09/22/23 5,062,584
TOTAL GOVERNMENT AGENCY DEBT 10,042,207
REPURCHASE AGREEMENT - 0.9%
52,795,000 r Fixed Income Clearing Corp (FICC) 5.300 08/01/23 52,795,000
2,113,000 s Fixed Income Clearing Corp (FICC) 5.280 08/01/23 2,113,000
TOTAL REPURCHASE AGREEMENT 54,908,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0.000 08/08/23 4,994,912
TOTAL TREASURY DEBT 4,994,912
TOTAL SHORT-TERM INVESTMENTS 69,945,119
(Cost $69,943,540)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
30,631,868 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340 30,631,868
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 30,631,868
(Cost $30,631,868)
TOTAL INVESTMENTS - 101.0% 5,990,660,575
(Cost $5,250,638,869)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (58,079,522)
NET ASSETS - 100.0% $ 5,932,581,053

Principal denominated in U.S. Dollars, unless otherwise noted.
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $95,640,995.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $52,795,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $53,850,921.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,113,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,155,334.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 738 09/15/23  $ 38,074,608 $ 38,903,670 $ 829,062

International Equity Index Fund July 31, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUSTRALIA - 7.7%
320,440 Ampol Ltd $ 7,096,667
1,714,899 APA Group 11,536,335
822,873 Aristocrat Leisure Ltd 21,793,971
2,711,755 Aurizon Holdings Ltd 6,949,722
4,094,443 Australia & New Zealand Banking Group Ltd 71,035,168
265,997 Australian Stock Exchange Ltd 11,112,995
6,948,273 BHP Billiton Ltd 216,243,225
626,427 BlueScope Steel Ltd 9,237,948
1,942,836 Brambles Ltd 18,380,723
93,786 Cochlear Ltd 15,087,571
1,842,938 Coles Group Ltd 22,536,542
2,309,774 Commonwealth Bank of Australia 164,337,556
809,723 Computershare Ltd 13,656,184
1,494,393 Dexus Property Group 8,271,151
210,048 Ebos Group Ltd 5,033,644
1,854,896 Endeavour Group Ltd 7,581,585
241,775 * Flutter Entertainment plc 48,088,956
2,309,068 Fortescue Metals Group Ltd 33,944,973
14,642,666 Glencore Xstrata plc 89,048,402
2,331,439 Goodman Group 32,237,162
2,588,580 GPT Group 7,566,053
334,169 IDP Education Ltd 5,600,139
934,815 Independence Group NL 8,735,158
3,439,760 Insurance Australia Group Ltd 13,731,559
885,868 Lend Lease Corp Ltd 5,150,055
3,218,710 Lottery Corp Ltd 11,200,770
502,801 Macquarie Group Ltd 59,295,276
3,675,511 Medibank Pvt Ltd 8,677,535
240,363 Mineral Resources Ltd 11,613,565
5,237,535 Mirvac Group 8,255,925
4,275,463 National Australia Bank Ltd 81,900,977
1,236,518 Newcrest Mining Ltd 22,179,359
1,588,786 Northern Star Resources Ltd 12,402,389
597,451 Orica Ltd 6,339,427
2,368,035 Origin Energy Ltd 13,481,295
3,808,695 Pilbara Minerals Ltd 12,460,316
1,260,579 * Qantas Airways Ltd 5,538,695
2,047,978 QBE Insurance Group Ltd 21,743,180
261,206 Ramsay Health Care Ltd 10,351,136
72,529 REA Group Ltd 7,689,046
306,438 Reece Ltd 4,046,473
506,361 Rio Tinto Ltd 40,096,089
1,544,158 Rio Tinto plc 102,065,318
4,529,860 Santos Ltd 24,375,120
6,964,594 Scentre Group 13,179,043
446,697 Seek Ltd 7,491,162
606,768 Sonic Healthcare Ltd 14,336,590
6,280,969 South32 Ltd 16,539,019
3,269,412 Stockland Trust Group 9,291,770
1,736,464 Suncorp-Metway Ltd 16,638,838
5,714,455 Telstra Corp Ltd 16,355,975
4,130,773 Transurban Group 39,882,794
973,006 Treasury Wine Estates Ltd 7,364,368
5,136,351 Vicinity Centres 6,829,312
312,989 Washington H Soul Pattinson & Co Ltd 6,944,482
1,568,001 Wesfarmers Ltd 52,390,257
4,776,549 Westpac Banking Corp 71,795,668

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
AUSTRALIA—continued
233,061 Wisetech Global Ltd $ 13,459,047
2,613,797 Woodside Energy Group Ltd 67,371,081
1,700,120 Woolworths Ltd 44,150,135
TOTAL AUSTRALIA 1,721,724,876
AUSTRIA - 0.2%
476,819 Erste Bank der Oesterreichischen Sparkassen AG. 18,021,790
665,437 Mondi plc 11,672,159
195,504 OMV AG. 8,808,255
96,714 Verbund AG. 8,013,428
152,922 Voestalpine AG. 5,053,361
TOTAL AUSTRIA 51,568,993
BELGIUM - 0.8%
220,148 Ageas 9,319,580
1,192,176 Anheuser-Busch InBev S.A. 68,199,197
31,908 Dieteren S.A. 5,572,610
39,227 Elia System Operator S.A. 4,829,825
128,998 Groupe Bruxelles Lambert S.A. 10,437,528
341,402 KBC Groep NV 25,695,549
20,629 Sofina S.A. 4,905,011
103,933 Solvay S.A. 12,482,170
171,736 UCB S.A. 15,206,753
293,079 Umicore S.A. 8,679,571
230,478 Warehouses De Pauw CVA 6,809,996
TOTAL BELGIUM 172,137,790
BRAZIL - 0.0%
225,417 e Yara International ASA 9,206,476
TOTAL BRAZIL 9,206,476
BURKINA FASO - 0.0%
271,271 Endeavour Mining plc 6,536,570
TOTAL BURKINA FASO 6,536,570
CHILE - 0.0%
532,040 Antofagasta plc 11,444,052
TOTAL CHILE 11,444,052
CHINA - 0.6%
5,171,438 BOC Hong Kong Holdings Ltd 15,783,448
2,290,221 g Budweiser Brewing Co APAC Ltd 5,586,118
2,551,697 g ESR Cayman Ltd 4,474,516
1,095,476 Prosus NV 86,660,216
2,034,000 SITC International Co Ltd 4,456,811
2,615,561 Wilmar International Ltd 7,600,121
2,483,770 Xinyi Glass Holdings Co Ltd 4,133,232
TOTAL CHINA 128,694,462
DENMARK - 2.9%
4,378 AP Moller - Maersk AS (Class A) 8,802,517
6,959 AP Moller - Maersk AS (Class B) 14,295,224
136,080 Carlsberg AS (Class B) 20,409,567
141,874 Chr Hansen Holding A/S 10,720,514
160,716 Coloplast AS 19,978,026
945,745 Danske Bank AS 22,456,773
123,776 * Demant A.S. 4,925,637
253,305 DSV AS 50,696,458
90,197 * Genmab AS 37,179,165
2,266,205 Novo Nordisk AS 365,430,525
282,225 Novozymes AS 14,154,511
261,868 Orsted AS 22,787,614
126,411 Pandora AS 12,645,135

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
DENMARK—continued
13,996 Rockwool International AS (B Shares) $ 3,764,351
472,166 Tryg A.S. 9,322,351
1,381,510 Vestas Wind Systems A.S. 36,950,501
TOTAL DENMARK 654,518,869
FINLAND - 1.1%
200,807 Elisa Oyj (Series A) 10,475,179
606,219 Fortum Oyj 8,206,535
354,123 Kesko Oyj (B Shares) 7,085,537
483,149 Kone Oyj (Class B) 24,782,065
901,523 Metso Outotec Oyj 10,244,968
585,662 Neste Oil Oyj 21,561,189
7,322,895 Nokia Oyj 28,785,856
4,453,671 Nordea Bank Abp 50,408,142
139,589 Orion Oyj (Class B) 5,364,559
626,866 Sampo Oyj (A Shares) 27,623,871
789,099 Stora Enso Oyj (R Shares) 9,673,770
734,454 UPM-Kymmene Oyj 24,316,060
651,359 Wartsila Oyj (B Shares) 8,182,923
TOTAL FINLAND 236,710,654
FRANCE - 10.4%
247,026 Accor S.A. 9,320,792
380,999 * Adevinta ASA 2,818,266
41,033 Aeroports de Paris 5,666,329
718,554 Air Liquide 129,191,696
811,782 Airbus SE 119,575,499
436,345 Alstom RGPT 13,360,992
87,991 g Amundi S.A. 5,399,606
79,678 Arkema 8,592,396
2,507,623 AXA S.A. 77,081,442
59,823 BioMerieux 6,421,958
1,536,410 BNP Paribas S.A. 101,322,856
1,223,877 Bollore 7,738,233
290,509 Bouygues S.A. 10,406,480
388,412 Bureau Veritas S.A. 10,667,265
226,724 Cap Gemini S.A. 41,086,598
816,673 Carrefour S.A. 16,326,217
933,658 Cie Generale des Etablissements Michelin S.C.A 30,574,547
672,720 Compagnie de Saint-Gobain 45,496,963
1,649,827 Credit Agricole S.A. 20,483,222
896,832 Danone 54,766,601
33,843 Dassault Aviation S.A. 6,574,386
909,454 Dassault Systemes SE 38,868,825
353,539 Edenred 22,962,486
98,048 Eiffage S.A. 10,200,672
2,514,683 Engie S.A. 41,254,190
398,709 Essilor International S.A. 80,210,357
59,165 Eurazeo 3,612,599
74,853 Fonciere Des Regions 3,614,023
61,972 Gecina S.A. 6,699,948
476,898 Getlink S.E. 8,382,609
43,467 Hermes International 96,203,979
53,175 Ipsen 6,701,476
101,609 Kering 58,340,364
297,572 Klepierre 7,898,652
136,464 g La Francaise des Jeux SAEM 5,209,836
363,153 Legrand S.A. 36,407,796
330,029 L'Oreal S.A. 153,499,594
379,042 LVMH Moet Hennessy Louis Vuitton S.A. 352,041,899
2,606,708 Orange S. A. 29,465,797
282,884 Pernod-Ricard S.A. 62,367,875
314,620 Publicis Groupe S.A. 25,366,357

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FRANCE—continued
29,035 * Remy Cointreau S.A. $ 4,984,099
274,900 Renault S.A. 12,074,057
469,164 Safran S.A. 77,887,375
37,613 Sartorius Stedim Biotech 11,768,030
31,635 SEB S.A. 3,541,408
999,222 Societe Generale 27,175,575
118,073 Sodexho Alliance S.A. 12,111,620
82,286 Teleperformance 11,934,663
144,948 Thales S.A. 21,682,740
3,250,281 Total S.A. 197,475,720
161,431 * Unibail-Rodamco-Westfield 9,147,142
290,898 Valeo S.A. 6,575,510
927,887 Veolia Environnement 30,211,022
724,114 Vinci S.A. 85,045,296
942,030 Vivendi Universal S.A. 8,410,770
38,355 Wendel 3,786,195
329,631 *,g Worldline S.A. 13,066,376
TOTAL FRANCE 2,309,059,276
GERMANY - 8.4%
221,932 Adidas-Salomon AG. 44,804,752
551,148 Allianz AG. 131,724,016
1,217,342 BASF SE 65,262,918
1,344,727 Bayer AG. 78,644,239
473,125 Bayerische Motoren Werke AG. 57,697,581
57,447 Bayerische Motoren Werke AG. (Preference) 6,454,232
113,396 Bechtle AG. 4,990,968
144,159 Beiersdorf AG. 18,669,361
214,209 Brenntag AG. 16,619,323
53,460 Carl Zeiss Meditec AG. 6,194,980
1,444,861 Commerzbank AG. 17,282,673
150,704 Continental AG. 12,032,154
264,993 g Covestro AG. 14,235,128
1,176,957 Daimler AG. (Registered) 93,995,217
676,401 Daimler Truck Holding AG. 25,385,526
1,030,527 Deutsche Annington Immobilien SE 24,011,257
2,644,782 Deutsche Bank AG. (Registered) 29,317,767
264,706 Deutsche Boerse AG. 50,718,073
816,745 * Deutsche Lufthansa AG. 8,237,902
1,372,030 Deutsche Post AG. 70,554,188
4,439,867 Deutsche Telekom AG. 96,794,577
154,767 Dr ING hc F Porsche AG. 18,925,320
3,045,615 E.ON AG. 38,528,006
268,309 Evonik Industries AG. 5,557,483
279,975 Fresenius Medical Care AG. 14,540,362
580,049 Fresenius SE 18,203,179
205,131 GEA Group AG. 8,706,131
80,785 Hannover Rueckversicherung AG. 17,237,425
194,635 HeidelbergCement AG. 15,774,747
220,608 * HelloFresh SE 6,290,657
157,938 Henkel KGaA 11,037,060
236,891 Henkel KGaA (Preference) 18,280,009
1,803,619 Infineon Technologies AG. 79,242,837
99,946 Knorr-Bremse AG. 7,029,993
105,313 LEG Immobilien AG. 7,445,899
177,338 Merck KGaA 31,162,708
72,723 MTU Aero Engines Holding AG. 16,981,654
192,259 Muenchener Rueckver AG. 72,375,106
80,344 Nemetschek AG. 5,846,552
213,714 Porsche AG. 12,610,385
140,172 Puma AG. Rudolf Dassler Sport 9,473,002
7,416 Rational AG. 5,551,306
60,266 Rheinmetall AG. 17,070,104

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
869,304 RWE AG. $ 37,413,659
1,427,173 SAP AG. 194,682,890
36,761 Sartorius AG. 15,166,830
103,883 g Scout24 AG. 6,867,255
1,043,264 Siemens AG. 177,816,157
696,764 Siemens Energy AG. 11,804,320
389,379 g Siemens Healthineers AG. 22,624,210
179,842 Symrise AG. 19,644,455
84,492 Talanx AG. 5,174,277
1,387,297 Telefonica Deutschland Holding AG. 3,737,905
77,880 Volkswagen AG. 12,446,444
241,071 Volkswagen AG. (Preference) 31,936,018
24,350 Wacker Chemie AG. 3,783,693
319,549 *,g Zalando SE 11,032,331
TOTAL GERMANY 1,865,627,201
HONG KONG - 2.3%
16,097,147 AIA Group Ltd 161,047,701
2,640,289 CK Asset Holdings Ltd 15,290,100
832,044 CK Infrastructure Holdings Ltd 4,409,285
2,242,882 CLP Holdings Ltd 18,282,025
76,400 *,e Futu Holdings Ltd (ADR) 4,599,280
2,544,237 Hang Lung Properties Ltd 3,970,403
1,036,310 Hang Seng Bank Ltd 15,840,575
2,034,728 Henderson Land Development Co Ltd 6,289,687
5,356,835 HKT Trust and HKT Ltd 6,327,490
15,799,292 Hong Kong & China Gas Ltd 13,553,537
1,966,427 Hong Kong Electric Holdings Ltd 10,306,480
1,643,964 Hong Kong Exchanges and Clearing Ltd 69,312,813
1,452,770 Hongkong Land Holdings Ltd 5,177,260
215,877 Jardine Matheson Holdings Ltd 10,663,332
3,448,482 Link REIT 19,384,453
2,089,188 MTR Corp 9,627,602
2,221,588 New World Development Co Ltd 5,493,921
3,762,415 Prudential plc 52,246,117
4,904,833 Sino Land Co 6,020,796
1,988,971 Sun Hung Kai Properties Ltd 24,974,750
658,112 Swire Pacific Ltd (Class A) 5,501,314
1,552,234 Swire Properties Ltd 3,895,058
1,868,660 Techtronic Industries Co 21,229,003
10,184,605 g WH Group Ltd 5,558,656
2,215,426 Wharf Real Estate Investment Co Ltd 11,889,010
TOTAL HONG KONG 510,890,648
IRELAND - 0.7%
234,734 * AerCap Holdings NV 14,978,377
1,929,496 AIB Group plc 9,075,698
1,477,218 Bank of Ireland Group plc 15,585,840
1,020,214 CRH plc 60,775,098
222,535 Kerry Group plc (Class A) 22,109,043
210,372 Kingspan Group plc 16,885,199
364,992 Smurfit Kappa Group plc 14,443,105
TOTAL IRELAND 153,852,360
ISRAEL - 0.6%
53,711 Azrieli Group 3,056,420
1,758,440 Bank Hapoalim Ltd 15,619,936
2,164,102 Bank Leumi Le-Israel 17,275,200
134,576 * Check Point Software Technologies 17,792,293
35,533 Elbit Systems Ltd 7,555,594
1,031,922 Israel Chemicals Ltd 6,871,041
1,657,009 Israel Discount Bank Ltd 8,776,760
208,918 Mizrahi Tefahot Bank Ltd 7,542,968

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ISRAEL—continued
88,610 * Nice Systems Ltd $ 19,287,781
1,553,610 * Teva Pharmaceutical Industries Ltd (ADR) 13,050,324
156,031 * Tower Semiconductor Ltd (Tel Aviv) 5,786,761
76,077 * Wix.com Ltd 7,175,583
TOTAL ISRAEL 129,790,661
ITALY - 2.2%
164,832 Amplifon S.p.A. 5,576,610
1,382,679 Assicurazioni Generali S.p.A. 29,451,778
315,252 Coca-Cola HBC AG. 9,275,637
744,340 Davide Campari-Milano NV 10,010,539
32,403 DiaSorin S.p.A. 3,635,361
11,165,340 Enel S.p.A. 76,987,216
3,186,708 ENI S.p.A. 48,651,049
172,872 Ferrari NV 55,420,455
821,905 FinecoBank Banca Fineco S.p.A 12,761,915
462,818 Infrastrutture Wireless Italiane S.p.A 5,804,105
22,097,674 Intesa Sanpaolo S.p.A. 63,899,122
775,085 Mediobanca S.p.A. 10,329,245
282,163 Moncler S.p.A 20,364,722
835,855 *,g Nexi S.p.A 7,238,507
728,355 g Poste Italiane S.p.A 8,320,355
344,472 Prysmian S.p.A. 13,735,870
145,811 Recordati S.p.A. 7,529,691
2,701,834 Snam Rete Gas S.p.A. 14,202,904
13,127,754 *,e Telecom Italia S.p.A. 3,784,356
1,960,608 Terna Rete Elettrica Nazionale S.p.A. 16,565,183
2,543,344 UniCredit S.p.A. 64,398,096
TOTAL ITALY 487,942,716
JAPAN - 22.2%
260,377 Advantest Corp 36,012,704
892,777 Aeon Co Ltd 19,336,332
200,942 Aisin Seiki Co Ltd 6,529,629
613,322 Ajinomoto Co, Inc 23,898,023
213,159 * All Nippon Airways Co Ltd 5,110,282
658,059 Asahi Breweries Ltd 25,867,809
273,108 Asahi Glass Co Ltd 9,868,383
321,452 Asahi Intecc Co Ltd 6,596,605
1,680,039 Asahi Kasei Corp 11,449,042
2,469,103 Astellas Pharma, Inc 36,104,082
165,058 Azbil Corp 5,208,450
816,594 Bandai Namco Holdings Inc 18,475,079
183,200 BayCurrent Consulting, Inc 5,916,394
778,087 Bridgestone Corp 32,287,027
307,251 Brother Industries Ltd 4,789,403
1,361,898 e Canon, Inc 35,198,775
228,514 Capcom Co Ltd 10,275,587
201,228 Central Japan Railway Co 25,643,133
714,812 Chiba Bank Ltd 5,026,093
887,117 Chubu Electric Power Co, Inc 11,113,618
923,327 Chugai Pharmaceutical Co Ltd 27,479,357
1,522,011 Concordia Financial Group Ltd 6,961,709
572,576 CyberAgent, Inc 3,619,682
301,275 Dai Nippon Printing Co Ltd 8,564,034
424,502 Daifuku Co Ltd 9,078,886
1,288,166 Dai-ichi Mutual Life Insurance Co 26,319,436
2,546,542 Daiichi Sankyo Co Ltd 78,432,499
361,611 Daikin Industries Ltd 73,117,276
82,083 Daito Trust Construction Co Ltd 8,829,541
810,263 Daiwa House Industry Co Ltd 22,022,064
3,038 Daiwa House REIT Investment Corp 5,981,309
1,752,991 * Daiwa Securities Group, Inc 9,502,798

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
588,378 Denso Corp $ 40,967,281
278,410 Dentsu, Inc 9,315,981
126,727 Disco Corp 23,821,610
538,484 Don Quijote Co Ltd 10,646,688
420,265 East Japan Railway Co 23,792,934
343,445 Eisai Co Ltd 21,669,177
4,028,559 ENEOS Holdings, Inc 14,616,170
1,321,390 Fanuc Ltd 40,424,518
240,143 Fast Retailing Co Ltd 60,158,876
174,443 * Fuji Electric Holdings Co Ltd 7,886,495
838,564 Fuji Heavy Industries Ltd 15,893,780
507,673 Fujifilm Holdings Corp 29,478,351
239,315 Fujitsu Ltd 30,988,844
6,000 GLP J-Reit 5,910,984
55,415 GMO Payment Gateway, Inc 4,227,547
305,011 Hakuhodo DY Holdings, Inc 3,508,974
184,787 Hamamatsu Photonics KK 8,903,292
318,703 Hankyu Hanshin Holdings, Inc 10,588,231
26,609 Hikari Tsushin, Inc 3,948,431
38,570 Hirose Electric Co Ltd 4,885,184
149,863 * Hitachi Construction Machinery Co Ltd 4,497,167
1,284,200 * Hitachi Ltd 84,069,488
2,099,196 Honda Motor Co Ltd 66,925,282
165,450 Hoshizaki Electric Co Ltd 6,345,152
492,294 * Hoya Corp 57,332,224
535,985 Hulic Co Ltd 4,563,485
151,686 Ibiden Co Ltd 9,219,364
285,573 Idemitsu Kosan Co Ltd 6,030,395
233,873 Iida Group Holdings Co Ltd 4,102,715
1,349,192 Inpex Holdings, Inc 17,421,061
792,224 Isuzu Motors Ltd 10,291,580
1,620,082 Itochu Corp 65,524,699
144,271 Itochu Techno-Science Corp 3,656,424
192,176 Japan Airlines Co Ltd 4,160,729
2,135,315 Japan Post Bank Co Ltd 17,764,843
3,134,218 Japan Post Holdings Co Ltd 22,887,895
262,163 Japan Post Insurance Co Ltd 4,236,598
1,708 Japan Real Estate Investment Corp 6,869,742
9,766 Japan Retail Fund Investment Corp 6,698,472
1,663,191 Japan Tobacco, Inc 36,905,532
684,349 JFE Holdings, Inc 11,069,966
241,180 JSR Corp 6,918,658
576,248 Kajima Corp 9,106,132
977,919 Kansai Electric Power Co, Inc 12,847,196
644,978 Kao Corp 24,503,741
183,900 e Kawasaki Kisen Kaisha Ltd 5,545,435
2,054,423 KDDI Corp 60,465,157
147,036 Keio Corp 4,887,565
178,368 Keisei Electric Railway Co Ltd 7,403,207
266,586 Keyence Corp 119,628,322
181,065 Kikkoman Corp 10,434,931
241,660 Kintetsu Corp 8,106,872
1,062,927 Kirin Brewery Co Ltd 15,699,897
69,879 Kobayashi Pharmaceutical Co Ltd 3,841,340
201,911 Kobe Bussan Co Ltd 5,378,016
177,784 Koei Tecmo Holdings Co Ltd 3,042,086
282,018 * Koito Manufacturing Co Ltd 5,185,582
1,257,905 Komatsu Ltd 35,239,493
133,977 Konami Corp 7,515,658
42,885 Kose Corp 4,199,565
1,384,254 Kubota Corp 20,910,498
151,758 Kurita Water Industries Ltd 6,102,974
434,036 Kyocera Corp 23,356,372

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
382,812 Kyowa Hakko Kogyo Co Ltd $ 7,310,054
103,644 Lasertec Corp 15,689,816
427,352 LIXIL Group Corp 5,461,483
595,892 M3, Inc 13,779,302
301,369 Makita Corp 8,462,757
2,092,773 Marubeni Corp 37,052,533
157,800 Matsumotokiyoshi Holdings Co Ltd 9,234,710
788,906 Mazda Motor Corp 7,826,334
114,715 e McDonald's Holdings Co Japan Ltd 4,515,545
293,652 MEIJI Holdings Co Ltd 6,784,505
490,191 Minebea Co Ltd 9,079,699
386,143 MISUMI Group, Inc 7,064,146
1,778,941 Mitsubishi Chemical Holdings Corp 10,641,315
1,696,162 Mitsubishi Corp 86,786,598
2,640,834 Mitsubishi Electric Corp 38,110,221
1,544,306 Mitsubishi Estate Co Ltd 18,926,532
439,789 Mitsubishi Heavy Industries Ltd 20,865,362
15,604,588 Mitsubishi UFJ Financial Group, Inc 125,652,012
1,174,133 Mitsubishi UFJ Lease & Finance Co Ltd 7,767,319
1,803,454 Mitsui & Co Ltd 70,388,949
241,460 Mitsui Chemicals, Inc 6,942,930
1,235,291 Mitsui Fudosan Co Ltd 25,378,974
476,800 e Mitsui OSK Lines Ltd 12,326,143
3,303,388 Mizuho Financial Group, Inc 56,043,180
361,196 MonotaRO Co Ltd 4,408,338
588,823 MS&AD Insurance Group Holdings Inc 21,900,278
787,632 Murata Manufacturing Co Ltd 46,786,677
328,939 NEC Corp 16,642,801
554,683 Nexon Co Ltd 10,583,026
328,489 NGK Insulators Ltd 4,028,675
568,735 Nidec Corp 33,967,668
1,436,030 Nintendo Co Ltd 64,958,439
2,020 Nippon Building Fund, Inc 8,467,459
101,787 Nippon Express Holdings, Inc 5,967,894
1,342,185 Nippon Paint Co Ltd 12,297,445
2,934 Nippon ProLogis REIT, Inc 5,999,761
68,073 Nippon Shinyaku Co Ltd 2,752,846
1,110,338 Nippon Steel Corp 25,378,293
41,118,600 Nippon Telegraph & Telephone Corp 47,151,438
666,016 e Nippon Yusen Kabushiki Kaisha 16,201,611
171,225 Nissan Chemical Industries Ltd 7,694,110
3,314,664 Nissan Motor Co Ltd 14,601,580
263,720 Nisshin Seifun Group, Inc 3,270,394
86,465 Nissin Food Products Co Ltd 7,290,344
108,776 Nitori Co Ltd 13,319,903
208,741 Nitto Denko Corp 14,843,778
3,882,250 * Nomura Holdings, Inc 16,060,759
157,462 Nomura Real Estate Holdings, Inc 3,905,533
6,178 Nomura Real Estate Master Fund, Inc 7,350,200
532,537 Nomura Research Institute Ltd 15,131,994
866,477 NTT Data Corp 12,053,727
930,176 Obayashi Corp 8,600,252
96,750 Obic Co Ltd 15,832,182
423,660 Odakyu Electric Railway Co Ltd 6,189,851
1,185,727 OJI Paper Co Ltd 4,681,604
1,637,240 Olympus Corp 26,714,725
244,717 Omron Corp 13,135,493
517,670 Ono Pharmaceutical Co Ltd 9,486,468
101,200 Open House Co Ltd 3,850,893
55,131 * Oracle Corp Japan 3,864,606
1,513,165 Oriental Land Co Ltd 58,035,226
1,583,091 ORIX Corp 30,453,158
544,006 Osaka Gas Co Ltd 8,559,847

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
680,753 Osaka Securities Exchange Co Ltd $ 11,860,892
158,401 Otsuka Corp 6,596,347
547,461 Otsuka Holdings KK 20,128,665
3,046,634 Panasonic Corp 37,605,766
226,656 Persol Holdings Co Ltd 4,483,397
2,160,999 * Rakuten, Inc 8,464,121
1,986,248 Recruit Holdings Co Ltd 68,794,987
1,733,772 * Renesas Electronics Corp 33,451,096
2,858,634 Resona Holdings, Inc 15,562,636
724,888 Ricoh Co Ltd 6,448,361
115,644 Rohm Co Ltd 10,836,795
319,944 SBI Holdings, Inc 6,756,350
296,653 Secom Co Ltd 19,906,853
404,234 Seiko Epson Corp 6,638,213
486,918 Sekisui Chemical Co Ltd 7,396,042
835,711 Sekisui House Ltd 17,049,920
1,034,748 Seven & I Holdings Co Ltd 42,926,603
427,124 SG Holdings Co Ltd 6,233,237
308,532 e Sharp Corp 1,834,580
350,546 Shimadzu Corp 10,646,368
107,178 Shimano, Inc 16,154,635
782,971 Shimizu Corp 5,394,306
2,502,530 Shin-Etsu Chemical Co Ltd 82,445,459
357,833 Shionogi & Co Ltd 14,996,075
549,538 Shiseido Co Ltd 24,093,980
666,019 Shizuoka Financial Group, Inc 5,562,660
78,651 SMC Corp 41,100,099
3,962,277 Softbank Corp 43,999,101
1,414,725 Softbank Group Corp 71,956,300
430,459 Sompo Holdings, Inc 19,030,912
1,729,332 Sony Corp 161,980,002
111,611 Square Enix Co Ltd 5,169,739
483,472 Sumco Corp 7,045,114
245,564 Sumisho Computer Systems Corp 4,082,513
1,942,619 Sumitomo Chemical Co Ltd 5,991,343
1,532,855 Sumitomo Corp 32,884,155
966,194 Sumitomo Electric Industries Ltd 12,388,506
350,742 Sumitomo Metal Mining Co Ltd 12,112,944
1,790,645 Sumitomo Mitsui Financial Group, Inc 83,894,669
452,802 Sumitomo Mitsui Trust Holdings, Inc 17,614,769
381,022 Sumitomo Realty & Development Co Ltd 10,211,166
197,591 Suntory Beverage & Food Ltd 7,033,649
503,593 Suzuki Motor Corp 20,227,096
229,903 Sysmex Corp 15,567,906
707,330 T&D Holdings, Inc 11,500,342
238,885 Taisei Corp 9,052,883
229,172 Taiyo Nippon Sanso Corp 5,541,685
2,187,909 Takeda Pharmaceutical Co Ltd 66,894,970
544,895 TDK Corp 20,873,976
920,162 Terumo Corp 30,134,448
302,129 TIS, Inc 7,663,136
260,823 Tobu Railway Co Ltd 6,901,901
154,897 Toho Co Ltd 6,038,338
2,514,438 Tokio Marine Holdings, Inc 57,819,454
2,114,746 * Tokyo Electric Power Co, Inc 8,397,743
615,359 Tokyo Electron Ltd 92,357,344
539,229 Tokyo Gas Co Ltd 12,227,588
759,258 Tokyu Corp 9,633,221
351,028 Toppan Printing Co Ltd 8,262,679
1,926,240 Toray Industries, Inc 10,785,811
569,011 Toshiba Corp 18,371,214
368,939 Tosoh Corp 4,822,278
196,497 Toto Ltd 6,040,733

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
202,767 Toyota Industries Corp $ 14,653,391
14,531,950 * Toyota Motor Corp 244,336,554
293,541 Toyota Tsusho Corp 17,173,662
181,766 * Trend Micro, Inc 8,587,667
547,116 Uni-Charm Corp 20,242,555
282,461 USS Co Ltd 4,897,897
133,815 Welcia Holdings Co Ltd 2,518,901
307,206 West Japan Railway Co 12,621,356
169,785 Yakult Honsha Co Ltd 9,420,662
196,016 Yamaha Corp 7,595,267
403,987 Yamaha Motor Co Ltd 11,848,494
371,406 Yamato Transport Co Ltd 6,955,680
325,269 Yaskawa Electric Corp 14,139,533
315,436 Yokogawa Electric Corp 5,923,540
3,567,236 Z Holdings Corp 9,945,482
161,304 ZOZO Inc 3,148,980
TOTAL JAPAN 4,933,537,286
JORDAN - 0.0%
235,979 Hikma Pharmaceuticals plc 6,337,181
TOTAL JORDAN 6,337,181
KOREA, REPUBLIC OF - 0.0%
246,863 *,g Delivery Hero AG. 11,205,040
TOTAL KOREA, REPUBLIC OF 11,205,040
LUXEMBOURG - 0.1%
671,039 * ArcelorMittal 19,407,640
178,757 Eurofins Scientific SE 12,294,298
TOTAL LUXEMBOURG 31,701,938
MACAU - 0.2%
2,967,914 * Galaxy Entertainment Group Ltd 21,664,368
3,391,222 * Sands China Ltd 13,064,724
TOTAL MACAU 34,729,092
NETHERLANDS - 5.5%
556,647 g ABN AMRO Group NV 9,464,783
29,931 *,g Adyen NV 55,552,374
2,353,572 Aegon NV 12,775,850
235,236 Akzo Nobel NV 20,123,974
75,048 * Argenx SE 37,709,494
1,564 * Argenx SE 787,692
64,812 ASM International NV 30,790,906
554,390 ASML Holding NV 397,092,247
115,288 g Euronext NV 8,774,994
14,351 EXOR NV 1,341,037
137,418 * EXOR NV 12,841,104
679,283 Ferrovial SE 22,510,720
153,691 Heineken Holding NV 12,598,840
351,780 Heineken NV 34,432,741
77,104 IMCD Group NV 11,683,523
4,982,609 ING Groep NV 72,729,462
167,668 JDE Peet's BV 5,058,592
1,339,084 Koninklijke Ahold Delhaize NV 46,156,375
4,485,464 Koninklijke KPN NV 16,229,556
1,272,972 Koninklijke Philips Electronics NV 26,444,257
351,654 NN Group NV 13,480,630
135,240 OCI NV 3,854,309
155,639 Randstad Holdings NV 9,118,186
9,388,739 Shell plc 284,551,576
1,120,205 Universal Music Group NV 28,733,154

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NETHERLANDS—continued
348,618 Wolters Kluwer NV $ 43,778,055
TOTAL NETHERLANDS 1,218,614,431
NEW ZEALAND - 0.2%
1,647,243 * Auckland International Airport Ltd 8,599,018
777,161 Fisher & Paykel Healthcare Corp 11,864,953
844,815 Mercury NZ Ltd 3,459,598
1,788,374 Meridian Energy Ltd 6,276,974
2,582,179 Telecom Corp of New Zealand Ltd 8,313,444
198,995 * Xero Ltd 16,357,668
TOTAL NEW ZEALAND 54,871,655
NORWAY - 0.6%
432,713 e Aker BP ASA 12,121,404
1,273,033 DNB Bank ASA 26,234,005
1,313,934 Equinor ASA 40,191,235
302,831 Gjensidige Forsikring BA 4,780,619
116,919 Kongsberg Gruppen ASA 5,073,248
586,353 Mowi ASA 10,308,027
1,825,342 Norsk Hydro ASA 11,954,929
1,009,661 Orkla ASA 7,967,057
105,812 Salmar ASA 4,888,356
923,726 Telenor ASA 9,888,433
TOTAL NORWAY 133,407,313
PORTUGAL - 0.2%
4,043,281 Energias de Portugal S.A. 18,889,557
661,215 Galp Energia SGPS S.A. 8,787,291
391,672 Jeronimo Martins SGPS S.A. 10,663,576
TOTAL PORTUGAL 38,340,424
SINGAPORE - 1.7%
4,567,506 Ascendas REIT 9,658,560
3,388,801 Capitaland Investment Ltd 8,673,567
7,204,300 CapitaMall Trust 11,060,647
708,743 City Developments Ltd 3,943,650
2,480,970 DBS Group Holdings Ltd 64,001,679
7,733,339 Genting Singapore Ltd 5,469,987
2,672,435 * Grab Holdings Ltd 10,235,426
126,400 Jardine Cycle & Carriage Ltd 3,262,362
1,999,881 Keppel Corp Ltd 11,105,807
3,285,501 Mapletree Commercial Trust 4,080,668
4,767,390 Mapletree Logistics Trust 6,060,707
4,644,731 Oversea-Chinese Banking Corp 46,483,312
499,700 * Sea Ltd (ADR) 33,240,044
54,616,501 * SembCorp Marine Ltd 5,788,548
1,853,622 e Singapore Airlines Ltd 10,500,811
1,329,947 Singapore Exchange Ltd 9,721,635
2,462,677 Singapore Technologies Engineering Ltd 6,913,975
11,250,902 Singapore Telecommunications Ltd 22,570,041
939,459 STMicroelectronics NV 50,248,238
1,721,538 United Overseas Bank Ltd 39,050,476
561,591 UOL Group Ltd 2,971,476
399,678 Venture Corp Ltd 4,505,936
TOTAL SINGAPORE 369,547,552
SOUTH AFRICA - 0.2%
1,742,581 Anglo American plc 53,587,456
TOTAL SOUTH AFRICA 53,587,456
SPAIN - 2.5%
31,785 Acciona S.A. 4,764,531
293,416 e ACS Actividades de Construccion y Servicios S.A. 10,263,328

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SPAIN—continued
102,968 Aena S.A. $ 16,443,180
618,356 Amadeus IT Holding S.A. 44,358,442
8,284,124 Banco Bilbao Vizcaya Argentaria S.A. 65,663,066
22,770,076 Banco Santander S.A. 92,270,752
5,657,340 CaixaBank S.A. 22,885,074
770,602 Cellnex Telecom SAU 31,470,675
102,947 e Corp ACCIONA Energias Renovables S.A. 3,240,335
341,788 EDP Renovaveis S.A. 6,528,458
350,908 e Enagas 6,227,397
437,296 Endesa S.A. 9,372,499
395,472 e Grifols S.A. 5,809,605
8,184,775 Iberdrola S.A. 102,158,516
1,501,953 Industria De Diseno Textil S.A. 57,491,484
186,032 e Naturgy Energy Group S.A. 5,672,249
528,697 Red Electrica Corp S.A. 8,842,807
1,806,696 Repsol YPF S.A. 27,583,588
7,127,680 Telefonica S.A. 30,369,355
TOTAL SPAIN 551,415,341
SWEDEN - 2.9%
394,975 Alfa Laval AB 14,785,305
1,371,175 Assa Abloy AB 32,967,001
3,681,743 Atlas Copco AB 52,302,417
2,133,793 Atlas Copco AB 26,350,031
521,283 Beijer Ref AB 7,088,676
383,593 Boliden AB 11,281,180
1,148,926 *,e Embracer Group AB 3,297,754
515,225 Epiroc AB 8,753,196
900,343 Epiroc AB 17,975,913
482,111 EQT AB 11,516,226
3,987,606 Ericsson (LM) (B Shares) 20,059,548
813,333 Essity AB 20,167,634
252,968 g Evolution Gaming Group AB 31,194,139
919,768 * Fastighets AB Balder 4,292,070
310,363 Getinge AB (B Shares) 5,783,000
914,620 e Hennes & Mauritz AB (B Shares) 15,383,694
2,841,626 Hexagon AB 27,551,857
137,213 Holmen AB 5,285,545
614,217 Husqvarna AB (B Shares) 6,024,584
217,800 e Industrivarden AB 6,170,442
180,624 Industrivarden AB 5,129,172
369,394 Indutrade AB 7,752,228
213,048 Investment AB Latour 4,293,262
2,343,146 Investor AB 47,856,383
582,106 Investor AB 11,821,643
338,807 * Kinnevik AB 4,624,276
318,899 Lifco AB 6,429,592
94,447 Lundbergs AB (B Shares) 4,162,224
2,091,588 Nibe Industrier AB 18,840,525
118,017 Saab AB (Class B) 6,220,571
271,330 Sagax AB 6,025,061
1,474,202 Sandvik AB 29,944,762
703,408 Securitas AB (B Shares) 5,987,249
2,223,757 Skandinaviska Enskilda Banken AB (Class A) 26,956,894
489,489 Skanska AB (B Shares) 7,807,048
488,759 SKF AB (B Shares) 9,312,045
822,822 Svenska Cellulosa AB (B Shares) 10,933,221
2,033,240 Svenska Handelsbanken AB 17,851,761
1,170,073 Swedbank AB (A Shares) 21,461,114
247,583 *,e Swedish Orphan Biovitrum AB 4,845,960
759,412 Tele2 AB (B Shares) 5,714,236
3,462,244 e TeliaSonera AB 7,440,298
264,069 Volvo AB (A Shares) 5,988,016

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
2,058,066 Volvo AB (B Shares) $ 45,398,088
857,823 *,e Volvo Car AB 4,240,218
TOTAL SWEDEN 655,266,059
SWITZERLAND - 6.2%
2,165,587 ABB Ltd 86,899,626
225,304 Adecco S.A. 9,182,113
682,046 Alcon, Inc 58,036,398
47,084 Bachem Holding AG. 4,349,202
64,157 Baloise Holding AG. 9,930,787
46,123 e Banque Cantonale Vaudoise 5,176,909
4,668 Barry Callebaut AG. 8,752,499
27,443 BKW S.A. 4,910,767
718,205 Cie Financiere Richemont S.A. 115,654,564
287,875 Clariant AG. 4,717,171
238,827 Danube AG. 26,390,333
131,492 * Dufry Group 6,793,988
9,593 EMS-Chemie Holding AG. 8,006,796
46,687 Geberit AG. 26,494,963
12,707 Givaudan S.A. 42,892,102
49,516 Helvetia Holding AG. 7,327,527
287,495 Julius Baer Group Ltd 20,362,561
75,282 Kuehne & Nagel International AG. 23,555,432
1,335 Lindt & Spruengli AG. 16,327,358
146 Lindt & Spruengli AG. (Registered) 17,744,167
229,771 Logitech International S.A. 16,244,564
101,402 Lonza Group AG. 58,918,203
2,809,274 Novartis AG. 294,122,934
31,324 Partners Group 35,165,376
56,129 Schindler Holding AG. 13,629,057
32,933 Schindler Holding AG. (Registered) 7,635,899
206,944 SGS S.A. 20,093,230
418,201 SIG Combibloc Group AG. 11,180,046
200,307 Sika AG. 62,343,047
71,107 Sonova Holdings AG 19,820,721
153,749 Straumann Holding AG. 25,441,292
43,027 * Swatch Group AG. 13,770,380
52,219 Swatch Group AG. (Registered) 3,135,893
41,969 Swiss Life Holding 26,686,159
107,095 Swiss Prime Site AG. 10,367,800
36,881 Swisscom AG. 23,716,532
86,939 Temenos Group AG. 7,476,994
4,539,293 UBS Group AG 100,721,792
37,356 g VAT Group AG. 15,878,053
206,316 Zurich Insurance Group AG 99,753,477
TOTAL SWITZERLAND 1,369,606,712
UNITED ARAB EMIRATES - 0.0%
121,704 *,† NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11.3%
1,349,170 3i Group plc 34,230,005
283,163 Admiral Group plc 7,731,199
599,504 Ashtead Group plc 44,353,577
486,721 Associated British Foods plc 12,809,038
2,131,450 AstraZeneca plc 306,238,632
1,213,999 g Auto Trader Group plc 10,068,386
3,743,221 * Aviva plc 18,649,331
4,176,965 BAE Systems plc 49,952,510
21,312,503 Barclays plc 42,290,635
1,328,814 Barratt Developments plc 7,778,355
142,572 Berkeley Group Holdings plc 7,949,485

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
24,324,015 BP plc $ 150,917,082
2,936,207 British American Tobacco plc 98,739,065
1,265,381 British Land Co plc 5,490,741
9,472,005 BT Group plc 14,842,490
476,180 Bunzl plc 17,650,999
518,695 Burberry Group plc 14,806,270
7,984,142 Centrica plc 14,149,100
3,611,239 CK Hutchison Holdings Ltd 22,271,691
1,403,526 CNH Industrial NV 20,271,092
281,710 * Coca-Cola European Partners plc (Class A) 17,857,597
2,434,544 Compass Group plc 63,341,060
192,525 Croda International plc 14,576,679
128,794 DCC plc 7,457,008
3,120,340 Diageo plc 136,178,685
863,752 Entain PLC 15,384,690
514,473 Halma plc 14,774,571
495,587 Hargreaves Lansdown plc 5,422,316
27,375,275 HSBC Holdings plc 227,390,327
1,209,769 Imperial Tobacco Group plc 28,581,321
1,897,166 Informa plc 18,459,174
231,887 InterContinental Hotels Group plc 17,138,117
217,407 Intertek Group plc 12,178,801
2,238,462 J Sainsbury plc 7,970,007
3,695,926 JD Sports Fashion plc 7,486,587
244,722 Johnson Matthey plc 5,659,768
295,118 *,e,g Just Eat Takeaway.com NV 5,294,414
2,661,540 Kingfisher plc 8,392,818
950,082 Land Securities Group plc 7,890,231
8,116,022 Legal & General Group plc 24,322,621
90,300,321 Lloyds TSB Group plc 52,170,761
553,736 London Stock Exchange Group plc 60,132,821
3,107,863 M&G plc 8,005,542
5,011,317 National Grid plc 66,424,069
7,838,823 NatWest Group plc 24,606,364
166,858 Next plc 15,090,769
790,164 * Ocado Ltd 9,512,442
893,624 Pearson PLC 9,884,868
433,413 Persimmon PLC 6,443,518
1,023,123 Phoenix Group Holdings plc 7,228,485
980,949 Reckitt Benckiser Group plc 73,484,900
2,645,277 RELX plc 89,031,312
3,442,258 Rentokil Initial plc 28,068,717
11,397,712 * Rolls-Royce Group plc 27,025,536
1,355,792 Sage Group plc 16,308,248
1,143,497 Schroders plc 6,746,396
1,481,260 e Scottish & Southern Energy plc 32,029,480
1,619,627 Segro plc 15,871,622
365,486 Severn Trent plc 11,978,387
1,214,675 Smith & Nephew plc 18,478,848
465,968 Smiths Group plc 10,162,597
99,236 Spirax-Sarco Engineering plc 14,172,860
759,669 St. James's Place plc 9,170,056
3,279,751 Standard Chartered plc 31,503,799
2,823,630 Standard Life Aberdeen plc 8,403,033
4,808,424 Taylor Wimpey plc 7,058,089
10,039,914 Tesco plc 33,252,906
3,478,763 Unilever plc 186,924,008
942,755 United Utilities Group plc 12,089,461
30,606,584 Vodafone Group plc 29,114,809
269,583 Whitbread plc 12,109,965
887,259 * Wise plc 8,849,408

International Equity Index Fund July 31, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
1,503,394 WPP plc $ 16,415,152
TOTAL UNITED KINGDOM 2,504,695,703
UNITED STATES - 7.2%
666,103 CSL Ltd 119,975,904
56,888 * CyberArk Software Ltd 9,443,977
1,260,250 Experian Group Ltd 48,703,071
5,647,407 GSK plc 100,530,347
6,909,691 Haleon plc 29,825,138
762,567 Holcim Ltd 53,148,567
601,624 James Hardie Industries NV 17,631,726
29,199 * Monday.com Ltd 5,278,595
3,765,223 Nestle S.A. 461,311,836
320,207 * QIAGEN NV 15,024,608
44,526 e Roche Holding AG. 14,763,532
963,277 Roche Holding AG. 298,665,326
1,561,849 Sanofi-Aventis 166,625,111
746,415 Schneider Electric S.A. 133,139,556
3,088,376 Stellantis NV 63,366,935
414,852 Swiss Re Ltd 43,285,365
657,703 Tenaris S.A. 10,929,395
TOTAL UNITED STATES 1,591,648,989
TOTAL COMMON STOCKS 22,008,217,776
(Cost $17,969,537,813)
TOTAL LONG-TERM INVESTMENTS 22,008,217,776
(Cost $17,969,537,813)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.4%
$ 2,925,000 Federal Home Loan Bank (FHLB) 0.000% 08/09/23 2,921,707
5,000,000 FHLB 0.000 08/16/23 4,989,450
531,000 FHLB 0.000 08/18/23 529,730
10,950,000 FHLB 0.000 08/21/23 10,919,205
20,000,000 FHLB 0.000 08/30/23 19,918,494
12,500,000 FHLB 0.000 09/01/23 12,445,248
5,000,000 FHLB 0.000 09/15/23 4,968,240
10,000,000 FHLB 0.000 09/19/23 9,930,853
14,500,000 FHLB 0.000 09/22/23 14,393,621
3,000,000 FHLB 0.000 10/11/23 2,969,906
3,000,000 FHLB 0.000 10/20/23 2,966,112
TOTAL GOVERNMENT AGENCY DEBT 86,952,566
REPURCHASE AGREEMENT - 0.2%
53,650,000 r Fixed Income Clearing Corp (FICC) 5.300 08/01/23 53,650,000
2,110,000 s Fixed Income Clearing Corp (FICC) 5.280 08/01/23 2,110,000
TOTAL REPURCHASE AGREEMENT 55,760,000
TREASURY DEBT - 0.3%
50,000,000 United States Treasury Bill 0.000 08/08/23 49,949,117
10,000,000 United States Treasury Bill 0.000 08/17/23 9,976,700
TOTAL TREASURY DEBT 59,925,817
TOTAL SHORT-TERM INVESTMENTS 202,638,383
(Cost $202,633,453)

Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
59,286,665 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340% $ 59,286,665
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 59,286,665
(Cost $59,286,665)
TOTAL INVESTMENTS - 100.1% 22,270,142,824
(Cost $18,231,457,931)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (23,426,629)
NET ASSETS - 100.0% $ 22,246,716,195
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $131,974,593.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $53,650,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $54,723,003.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,110,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,152,283.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 1,394 09/15/23  $ 149,730,334 $ 153,744,260 $ 4,013,926

Emerging Markets Debt Fund July 31, 2023
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 92.7%
BANK LOAN OBLIGATIONS - 0.3%
CHILE - 0.3%
$ 1,840,000 i Coral-US Co-Borrower LLC LIBOR 1 M + 3.000% 8.193% 10/15/29 $ 1,798,977
TOTAL CHILE 1,798,977
TOTAL BANK LOAN OBLIGATIONS 1,798,977
(Cost $1,827,588)
CORPORATE BONDS - 44.3%
ARGENTINA - 0.3%
1,950,000 g YPF S.A. 6.950 07/21/27 1,657,500
TOTAL ARGENTINA 1,657,500
AUSTRALIA - 0.6%
1,725,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 1,527,767
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,295,206
TOTAL AUSTRALIA 2,822,973
BRAZIL - 2.0%
1,700,000 g Embraer Netherlands Finance BV 7.000 07/28/30 1,718,020
2,750,000 g Itau Unibanco Holding S.A. 4.625 N/A‡ 2,197,937
4,000,000 g,q JSM Global Sarl 4.750 10/20/30 641,344
527,012 g Odebrecht Oil & Gas Finance Ltd 0.000 N/A‡ 2,635
714,000 o,q Oi S.A. 10.000 07/27/25 42,840
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,414,013
600,000 Petrobras Global Finance BV 5.500 06/10/51 475,376
1,557,000 g Rio Oil Finance Trust 8.200 04/06/28 1,566,731
2,000,000 g Rumo Luxembourg Sarl 4.200 01/18/32 1,618,400
TOTAL BRAZIL 9,677,296
CHILE - 3.2%
2,388,168 g Alfa Desarrollo S.p.A 4.550 09/27/51 1,816,247
2,000,000 g Banco del Estado de Chile 2.704 01/09/25 1,906,593
2,325,000 g Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 1,968,294
2,250,000 g Cia Cervecerias Unidas S.A. 3.350 01/19/32 1,918,125
2,150,000 g Corp Nacional del Cobre de Chile 4.375 02/05/49 1,800,733
2,075,000 g Embotelladora Andina S.A. 3.950 01/21/50 1,618,529
2,000,000 g Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,248,559
1,775,000 g Empresa Nacional del Petroleo 3.450 09/16/31 1,496,661
350,000 g Empresa Nacional del Petroleo 6.150 05/10/33 352,625
1,030,000 g Inversiones CMPC S.A. 6.125 06/23/33 1,045,510
TOTAL CHILE 15,171,876
CHINA - 0.8%
2,500,000 g ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,309,485
2,050,000 e,g Lenovo Group Ltd 3.421 11/02/30 1,737,366
TOTAL CHINA 4,046,851
COLOMBIA - 2.6%
1,675,000 Bancolombia S.A. 4.625 12/18/29 1,478,807
1,375,000 Ecopetrol S.A. 4.625 11/02/31 1,095,120
1,500,000 Ecopetrol S.A. 8.875 01/13/33 1,538,754
2,000,000 Ecopetrol S.A. 5.875 11/02/51 1,388,468
2,000,000 g Empresas Publicas de Medellin ESP 4.250 07/18/29 1,622,561
1,000,000 g Empresas Publicas de Medellin ESP 4.375 02/15/31 768,608
2,000,000 g EnfraGen Energia Sur S.A. 5.375 12/30/30 1,323,000

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 2,075,000 g Grupo Aval Ltd 4.375% 02/04/30 $ 1,694,041
2,200,000 g SierraCol Energy Andina LLC 6.000 06/15/28 1,733,435
TOTAL COLOMBIA 12,642,794
COSTA RICA - 0.8%
1,916,720 g Autopistas del Sol S.A. 7.375 12/30/30 1,738,619
2,300,000 g Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 2,305,258
TOTAL COSTA RICA 4,043,877
DOMINICAN REPUBLIC - 0.9%
2,000,000 g Aeropuertos Dominicanos Siglo XXI S.A. 6.750 03/30/29 1,976,160
2,500,000 g AES Andres BV 5.700 05/04/28 2,262,500
TOTAL DOMINICAN REPUBLIC 4,238,660
GHANA - 0.5%
1,000,000 g Kosmos Energy Ltd 7.750 05/01/27 918,343
1,774,000 g Tullow Oil plc 10.250 05/15/26 1,442,262
TOTAL GHANA 2,360,605
GUATEMALA - 0.7%
1,225,000 g CT Trust 5.125 02/03/32 1,018,823
1,650,000 g Investment Energy Resources Ltd 6.250 04/26/29 1,546,875
725,000 g Millicom International Cellular S.A. 4.500 04/27/31 577,013
TOTAL GUATEMALA 3,142,711
INDIA - 2.3%
2,100,000 g Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 1,742,704
1,800,000 g Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,293,058
1,225,000 g Indian Railway Finance Corp Ltd 3.570 01/21/32 1,060,140
2,500,000 e,g Network i2i Ltd 3.975 N/A‡ 2,262,500
2,500,000 g REC Ltd 5.625 04/11/28 2,472,713
2,700,000 g ReNew Wind Energy AP2 4.500 07/14/28 2,315,783
TOTAL INDIA 11,146,898
INDONESIA - 2.6%
1,860,000 g Freeport Indonesia PT 5.315 04/14/32 1,762,034
1,000,000 g Freeport Indonesia PT 6.200 04/14/52 933,280
2,000,000 g Indonesia Asahan Aluminium PT 5.450 05/15/30 1,955,000
2,000,000 g Medco Laurel Tree Pte Ltd 6.950 11/12/28 1,836,667
301,000 g Medco Platinum Road Pte Ltd 6.750 01/30/25 298,060
1,500,000 g Pertamina Persero PT 3.100 08/27/30 1,307,284
1,250,000 g Pertamina Persero PT 4.700 07/30/49 1,020,547
1,000,000 g Perusahaan Listrik Negara PT 5.250 10/24/42 903,709
2,000,000 g Perusahaan Listrik Negara PT 6.150 05/21/48 1,955,000
664,000 g Saka Energi Indonesia PT 4.450 05/05/24 651,159
TOTAL INDONESIA 12,622,740
ISRAEL - 2.8%
3,000,000 g Bank Hapoalim BM 3.255 01/21/32 2,569,680
3,141,000 g Energean Israel Finance Ltd 5.375 03/30/28 2,846,500
485,000 g Energean Israel Finance Ltd 8.500 09/30/33 484,701
2,000,000 g Israel Chemicals Ltd 6.375 05/31/38 2,020,000
2,000,000 g Israel Electric Corp Ltd 3.750 02/22/32 1,693,804
1,800,000 g Leviathan Bond Ltd 6.750 06/30/30 1,689,930
EUR 2,000,000 Teva Pharmaceutical Finance Netherlands II BV 4.375 05/09/30 1,880,294
TOTAL ISRAEL 13,184,909
KAZAKHSTAN - 1.8%
1,800,000 g KazMunayGas National Co JSC 4.750 04/19/27 1,717,920
1,550,000 g KazMunayGas National Co JSC 6.375 10/24/48 1,368,093
2,475,000 g KazTransGas JSC 4.375 09/26/27 2,303,230

Emerging Markets Debt Fund July 31, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
KAZAKHSTAN—continued
$ 2,800,000 g Tengizchevroil Finance Co International Ltd 4.000% 08/15/26 $ 2,536,800
1,000,000 g Tengizchevroil Finance Co International Ltd 3.250 08/15/30 766,270
TOTAL KAZAKHSTAN 8,692,313
KOREA, REPUBLIC OF - 0.3%
1,300,000 g SK Hynix, Inc 6.500 01/17/33 1,327,893
TOTAL KOREA, REPUBLIC OF 1,327,893
MACAU - 0.4%
2,000,000 e Sands China Ltd 3.750 08/08/31 1,676,790
TOTAL MACAU 1,676,790
MALAYSIA - 1.5%
3,000,000 g Genm Capital Labuan Ltd 3.882 04/19/31 2,445,950
3,000,000 g Misc Capital Two Labuan Ltd 3.750 04/06/27 2,813,044
2,000,000 g Petronas Capital Ltd 3.500 04/21/30 1,841,717
TOTAL MALAYSIA 7,100,711
MEXICO - 6.5%
1,000,000 g Banco Nacional de Comercio Exterior SNC 4.375 10/14/25 971,250
800,000 g BBVA Bancomer S.A. 5.350 11/12/29 770,391
2,000,000 g BBVA Bancomer S.A. 5.125 01/18/33 1,740,000
1,300,000 g Cemex SAB de C.V. 9.125 N/A‡ 1,352,057
2,025,000 g Cemex SAB de C.V. 5.125 N/A‡ 1,877,378
360,000 g Comision Federal de Electricidad 6.125 06/16/45 314,831
1,640,000 g Comision Federal de Electricidad 6.264 02/15/52 1,398,272
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,155,934
5,833,000 g Grupo Aeromexico SAB de C.V. 8.500 03/17/27 5,284,056
3,267,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 2,956,688
2,800,000 e,g Nemak SAB de C.V. 3.625 06/28/31 2,219,148
1,000,000 e Petroleos Mexicanos 4.250 01/15/25 949,797
EUR 1,700,000 Petroleos Mexicanos 3.625 11/24/25 1,696,553
4,647,000 Petroleos Mexicanos 6.840 01/23/30 3,725,503
4,219,000 Petroleos Mexicanos 6.700 02/16/32 3,250,749
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,290,479
TOTAL MEXICO 30,953,086
MOROCCO - 0.6%
650,000 g OCP S.A. 3.750 06/23/31 545,103
3,000,000 g OCP S.A. 5.125 06/23/51 2,264,160
TOTAL MOROCCO 2,809,263
NETHERLANDS - 0.1%
RUB 158,400,000 †,g VEON Holdings BV 8.125 09/16/26 604,251
TOTAL NETHERLANDS 604,251
NIGERIA - 0.3%
1,775,000 g Access Bank plc 6.125 09/21/26 1,536,440
TOTAL NIGERIA 1,536,440
OMAN - 0.5%
2,500,000 g OQ SAOC 5.125 05/06/28 2,393,775
TOTAL OMAN 2,393,775
PANAMA - 1.1%
2,000,000 g Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,620,200
2,000,000 g Banco Nacional de Panama 2.500 08/11/30 1,594,629
1,175,000 g Cable Onda S.A. 4.500 01/30/30 1,002,862
1,542,850 g UEP Penonome II S.A. 6.500 10/01/38 1,164,852
TOTAL PANAMA 5,382,543

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PERU - 1.7%
PEN 9,000,000 g Alicorp SAA 6.875% 04/17/27 $ 2,372,364
$ 1,225,000 g Cia de Minas Buenaventura SAA 5.500 07/23/26 1,073,199
865,884 g Lima Metro Line 2 Finance Ltd 4.350 04/05/36 785,790
2,000,000 g Peru LNG Srl 5.375 03/22/30 1,612,321
2,750,000 g Petroleos del Peru S.A. 5.625 06/19/47 1,842,500
534,000 g Volcan Cia Minera SAA 4.375 02/11/26 383,459
TOTAL PERU 8,069,633
SAUDI ARABIA - 1.1%
2,500,000 g EIG Pearl Holdings Sarl 4.387 11/30/46 1,948,640
2,500,000 e,g Saudi Arabian Oil Co 4.375 04/16/49 2,118,450
2,000,000 g Saudi Arabian Oil Co 3.250 11/24/50 1,398,360
TOTAL SAUDI ARABIA 5,465,450
SOUTH AFRICA - 4.2%
3,000,000 g Eskom Holdings SOC Ltd 6.750 08/06/23 2,993,208
2,000,000 g Eskom Holdings SOC Ltd 7.125 02/11/25 1,985,000
2,875,000 g Eskom Holdings SOC Ltd 6.350 08/10/28 2,742,923
4,600,000 g Eskom Holdings SOC Ltd 8.450 08/10/28 4,536,980
2,300,000 g Gold Fields Orogen Holdings BVI Ltd 6.125 05/15/29 2,325,604
2,000,000 g MTN Mauritius Investment Ltd 6.500 10/13/26 1,970,000
1,800,000 g Sasol Financing USA LLC 8.750 05/03/29 1,799,737
2,000,000 g Transnet SOC Ltd 8.250 02/06/28 1,990,224
TOTAL SOUTH AFRICA 20,343,676
THAILAND - 0.4%
2,600,000 g Bangkok Bank PCL 3.466 09/23/36 2,130,170
TOTAL THAILAND 2,130,170
TRINIDAD AND TOBAGO - 0.2%
850,000 g National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 784,550
TOTAL TRINIDAD AND TOBAGO 784,550
TURKEY - 1.6%
2,000,000 e,g Akbank T.A.S. 6.800 02/06/26 1,947,200
2,000,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 1,637,200
2,000,000 g Turkiye Garanti Bankasi AS. 7.177 05/24/27 1,868,400
2,325,000 g Ulker Biskuvi Sanayi AS. 6.950 10/30/25 2,190,150
TOTAL TURKEY 7,642,950
UKRAINE - 0.3%
2,000,000 g NAK Naftogaz Ukraine via Kondor Finance plc 7.625 11/08/26 740,000
65,625 Ukreximbank Via Biz Finance plc 9.750 01/22/25 56,300
450,000 g Ukreximbank Via Biz Finance plc 9.750 01/22/25 386,055
TOTAL UKRAINE 1,182,355
UNITED ARAB EMIRATES - 1.3%
1,500,000 g Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 1,379,070
1,325,000 g DAE Funding LLC 3.375 03/20/28 1,189,492
1,774,200 g Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,505,770
2,423,775 g Sweihan PV Power Co PJSC 3.625 01/31/49 1,942,481
TOTAL UNITED ARAB EMIRATES 6,016,813
UNITED STATES - 0.3%
1,600,000 g Hyundai Capital America 5.680 06/26/28 1,594,430
TOTAL UNITED STATES 1,594,430
TOTAL CORPORATE BONDS 212,466,782
(Cost $244,019,500)

Emerging Markets Debt Fund July 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 46.7%
ANGOLA - 1.5%
$ 2,250,000 e,g Angolan Government International Bond 8.250% 05/09/28 $ 2,071,350
1,250,000 g Angolan Government International Bond 8.000 11/26/29 1,104,687
2,850,000 g Angolan Government International Bond 8.750 04/14/32 2,497,199
1,950,000 g Angolan Government International Bond 9.375 05/08/48 1,612,049
TOTAL ANGOLA 7,285,285
ARGENTINA - 0.7%
1,300,000 Argentine Republic Government International Bond 4.250 01/09/38 467,058
5,134,989 Argentine Republic Government International Bond
(Step Bond)
3.625 07/09/35 1,592,381
2,949,981 g Provincia de Buenos Aires (Step Bond) 5.250 09/01/37 1,143,118
TOTAL ARGENTINA 3,202,557
BAHRAIN - 0.3%
700,000 g Bahrain Government International Bond 7.375 05/14/30 724,161
1,000,000 g Bahrain Government International Bond 7.500 09/20/47 946,250
TOTAL BAHRAIN 1,670,411
BARBADOS - 0.4%
2,039,800 g Barbados Government International Bond 6.500 10/01/29 1,902,113
TOTAL BARBADOS 1,902,113
BENIN - 0.2%
EUR 1,125,000 g Benin Government International Bond 6.875 01/19/52 899,872
TOTAL BENIN 899,872
BERMUDA - 0.2%
1,125,000 g Bermuda Government International Bond 2.375 08/20/30 939,566
TOTAL BERMUDA 939,566
BRAZIL - 2.1%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 1,260,409
BRL 7,450,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 1,525,576
2,000,000 e Brazilian Government International Bond 3.875 06/12/30 1,790,024
3,410,000 Brazilian Government International Bond 6.000 10/20/33 3,380,168
1,100,000 Brazilian Government International Bond 5.000 01/27/45 891,136
1,400,000 Brazilian Government International Bond 4.750 01/14/50 1,070,647
TOTAL BRAZIL 9,917,960
CAMEROON - 0.2%
EUR 1,000,000 g Republic of Cameroon International Bond 5.950 07/07/32 808,683
TOTAL CAMEROON 808,683
CHILE - 0.1%
CLP 405,000,000 g Bonos de la Tesoreria de la Republica en pesos 5.300 11/01/37 483,403
TOTAL CHILE 483,403
COLOMBIA - 1.5%
2,000,000 e Colombia Government International Bond 3.000 01/30/30 1,602,587
2,925,000 Colombia Government International Bond 3.250 04/22/32 2,236,935
500,000 Colombia Government International Bond 7.500 02/02/34 504,691
1,300,000 Colombia Government International Bond 5.625 02/26/44 1,012,959
950,000 Colombia Government International Bond 5.200 05/15/49 689,771
COP 4,300,000,000 Colombian TES 6.000 04/28/28 938,709
TOTAL COLOMBIA 6,985,652
COSTA RICA - 0.8%
1,050,000 g Costa Rica Government International Bond 6.550 04/03/34 1,063,650
2,500,000 g Costa Rica Government International Bond 5.625 04/30/43 2,176,250

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COSTA RICA—continued
$ 575,000 g Costa Rica Government International Bond 7.000% 04/04/44 $ 568,531
TOTAL COSTA RICA 3,808,431
COTE D'IVOIRE - 0.5%
2,778,030 g Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 2,611,349
TOTAL COTE D'IVOIRE 2,611,349
CZECH REPUBLIC - 0.2%
CZK 28,000,000 Czech Republic Government Bond 1.750 06/23/32 1,069,629
TOTAL CZECH REPUBLIC 1,069,629
DOMINICAN REPUBLIC - 2.2%
1,575,000 g Dominican Republic Government International Bond 6.875 01/29/26 1,588,425
DOP 27,000,000 g Dominican Republic Government International Bond 11.250 02/05/27 501,500
1,195,000 g Dominican Republic Government International Bond 5.500 02/22/29 1,135,033
DOP 74,000,000 g Dominican Republic Government International Bond 10.375 01/11/30 1,362,467
4,000,000 g Dominican Republic Government International Bond 4.875 09/23/32 3,464,297
2,535,000 g Dominican Republic Government International Bond 7.450 04/30/44 2,531,341
TOTAL DOMINICAN REPUBLIC 10,583,063
ECUADOR - 0.6%
744,229 g Ecuador Government International Bond 0.000 07/31/30 212,165
2,234,600 g Ecuador Government International Bond 5.000 07/31/30 1,059,386
4,637,020 g Ecuador Government International Bond 1.000 07/31/35 1,593,986
TOTAL ECUADOR 2,865,537
EGYPT - 1.8%
850,000 g Egypt Government International Bond 5.800 09/30/27 619,463
4,275,000 g Egypt Government International Bond 7.600 03/01/29 3,068,167
3,200,000 g Egypt Government International Bond 7.053 01/15/32 2,029,626
4,075,000 g Egypt Government International Bond 8.500 01/31/47 2,369,042
1,000,000 g Egypt Government International Bond 8.150 11/20/59 563,272
TOTAL EGYPT 8,649,570
EL SALVADOR - 0.6%
1,600,000 g El Salvador Government International Bond 7.650 06/15/35 1,038,547
3,100,000 g El Salvador Government International Bond 7.625 02/01/41 1,925,940
TOTAL EL SALVADOR 2,964,487
GHANA - 0.8%
3,325,000 g Ghana Government International Bond 0.000 04/07/25 1,338,419
3,325,000 g Ghana Government International Bond 7.750 04/07/29 1,500,559
2,025,000 g Ghana Government International Bond 8.750 03/11/61 891,000
TOTAL GHANA 3,729,978
GUATEMALA - 0.5%
525,000 g Guatemala Government Bond 4.900 06/01/30 492,182
1,400,000 g Guatemala Government Bond 3.700 10/07/33 1,141,000
1,075,000 g Guatemala Government Bond 6.125 06/01/50 994,763
TOTAL GUATEMALA 2,627,945
HONDURAS - 0.2%
1,200,000 g Honduras Government International Bond 5.625 06/24/30 982,500
TOTAL HONDURAS 982,500
HUNGARY - 1.7%
1,900,000 g Hungary Government International Bond 6.125 05/22/28 1,932,141
HUF 480,000,000 Hungary Government International Bond 2.000 05/23/29 1,041,066
1,850,000 g Hungary Government International Bond 5.250 06/16/29 1,809,544
2,825,000 g Hungary Government International Bond 2.125 09/22/31 2,200,562
750,000 g Hungary Government International Bond 3.125 09/21/51 480,063

Emerging Markets Debt Fund July 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HUNGARY—continued
$ 775,000 g Magyar Export-Import Bank Zrt 6.125% 12/04/27 $ 776,286
TOTAL HUNGARY 8,239,662
INDIA - 0.3%
1,700,000 g Export-Import Bank of India 2.250 01/13/31 1,366,465
TOTAL INDIA 1,366,465
INDONESIA - 0.9%
1,000,000 g Indonesia Government International Bond 4.625 04/15/43 944,472
IDR 21,100,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,450,877
IDR 12,000,000,000 Indonesia Treasury Bond 7.125 06/15/38 846,390
1,075,000 g Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,066,907
TOTAL INDONESIA 4,308,646
IRAQ - 0.4%
2,292,188 g Iraq Government International Bond 5.800 01/15/28 2,123,322
TOTAL IRAQ 2,123,322
JAMAICA - 0.9%
1,725,000 Jamaica Government International Bond 8.000 03/15/39 2,074,312
1,810,000 Jamaica Government International Bond 7.875 07/28/45 2,108,650
TOTAL JAMAICA 4,182,962
JORDAN - 1.1%
1,000,000 g Jordan Government International Bond 4.950 07/07/25 973,746
950,000 g Jordan Government International Bond 7.500 01/13/29 958,816
1,500,000 g Jordan Government International Bond 5.850 07/07/30 1,391,562
2,000,000 e,g Jordan Government International Bond 7.375 10/10/47 1,777,500
TOTAL JORDAN 5,101,624
KAZAKHSTAN - 0.4%
1,750,000 g Kazakhstan Government International Bond 6.500 07/21/45 1,871,184
TOTAL KAZAKHSTAN 1,871,184
KENYA - 0.7%
1,700,000 g Kenya Government International Bond 6.875 06/24/24 1,621,307
1,125,000 g Kenya Government International Bond 6.300 01/23/34 849,866
1,325,000 g Kenya Government International Bond 8.250 02/28/48 1,034,613
TOTAL KENYA 3,505,786
KOREA, REPUBLIC OF - 0.3%
2,102,000 e Export-Import Bank of Korea 2.500 06/29/41 1,516,080
TOTAL KOREA, REPUBLIC OF 1,516,080
LEBANON - 0.1%
3,200,000 q Lebanon Government International Bond 6.250 11/04/24 231,072
3,800,000 q Lebanon Government International Bond 6.850 03/23/27 272,194
TOTAL LEBANON 503,266
MALAYSIA - 0.3%
MYR 6,500,000 Malaysia Government Bond 4.762 04/07/37 1,550,806
TOTAL MALAYSIA 1,550,806
MEXICO - 1.8%
MXN 19,050,000 Mexican Bonos 7.500 06/03/27 1,073,410
MXN 29,900,000 Mexican Bonos 8.500 11/18/38 1,730,325
1,675,000 Mexico Government International Bond 3.250 04/16/30 1,490,046
3,500,000 Mexico Government International Bond 4.280 08/14/41 2,889,292
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,454,198
TOTAL MEXICO 8,637,271

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MONGOLIA - 0.4%
$ 1,900,000 g Mongolia Government International Bond 5.125% 04/07/26 $ 1,790,956
TOTAL MONGOLIA 1,790,956
MOROCCO - 1.0%
450,000 g Morocco Government International Bond 2.375 12/15/27 391,500
565,000 g Morocco Government International Bond 5.950 03/08/28 569,215
1,775,000 g Morocco Government International Bond 3.000 12/15/32 1,425,751
1,170,000 g Morocco Government International Bond 6.500 09/08/33 1,208,072
1,450,000 g Morocco Government International Bond 5.500 12/11/42 1,268,750
TOTAL MOROCCO 4,863,288
NAMIBIA - 0.3%
1,700,000 g Namibia Government International Bond 5.250 10/29/25 1,615,102
TOTAL NAMIBIA 1,615,102
NIGERIA - 1.7%
2,075,000 g Nigeria Government International Bond 8.375 03/24/29 1,945,831
2,850,000 g Nigeria Government International Bond 7.143 02/23/30 2,490,187
1,550,000 g Nigeria Government International Bond 7.875 02/16/32 1,352,375
950,000 g Nigeria Government International Bond 7.375 09/28/33 785,544
2,000,000 g Nigeria Government International Bond 7.696 02/23/38 1,581,120
TOTAL NIGERIA 8,155,057
OMAN - 1.7%
1,900,000 g Oman Government International Bond 5.375 03/08/27 1,871,348
1,600,000 g Oman Government International Bond 6.750 10/28/27 1,659,638
1,500,000 g Oman Government International Bond 6.250 01/25/31 1,539,831
2,200,000 g Oman Government International Bond 6.500 03/08/47 2,114,662
1,025,000 e,g Oman Government International Bond 6.750 01/17/48 1,012,930
TOTAL OMAN 8,198,409
PAKISTAN - 0.6%
610,000 g Pakistan Global Sukuk Programme Co Ltd 7.950 01/31/29 363,072
1,700,000 g Pakistan Government International Bond 7.375 04/08/31 832,592
1,815,000 g Pakistan Government International Bond 8.875 04/08/51 839,437
2,000,000 Pakistan Water & Power Development Authority 7.500 06/04/31 890,000
TOTAL PAKISTAN 2,925,101
PANAMA - 0.5%
1,500,000 Panama Government International Bond 6.400 02/14/35 1,566,098
1,125,000 Panama Notas del Tesoro 3.750 04/17/26 1,064,599
TOTAL PANAMA 2,630,697
PARAGUAY - 0.7%
2,425,000 g Paraguay Government International Bond 2.739 01/29/33 1,945,804
1,050,000 g Paraguay Government International Bond 5.600 03/13/48 927,841
525,000 g Republic of Paraguay 6.100 08/11/44 500,112
TOTAL PARAGUAY 3,373,757
PERU - 1.0%
975,000 Peruvian Government International Bond 1.862 12/01/32 741,751
1,645,000 Peruvian Government International Bond 3.000 01/15/34 1,350,340
PEN 5,950,000 g Peruvian Government International Bond 5.400 08/12/34 1,478,320
1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,366,127
TOTAL PERU 4,936,538
PHILIPPINES - 0.4%
1,975,000 Philippine Government International Bond 4.200 03/29/47 1,691,895
TOTAL PHILIPPINES 1,691,895

Emerging Markets Debt Fund July 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
POLAND - 1.3%
$ 2,830,000 g Bank Gospodarstwa Krajowego 5.375% 05/22/33 $ 2,820,661
600,000 Poland Government International Bond 5.750 11/16/32 633,180
1,398,000 Poland Government International Bond 5.500 04/04/53 1,418,777
PLN 2,215,000 Republic of Poland Government Bond 0.250 10/25/26 471,959
PLN 5,000,000 Republic of Poland Government International Bond 2.750 10/25/29 1,086,091
TOTAL POLAND 6,430,668
QATAR - 0.3%
450,000 g Qatar Government International Bond 3.750 04/16/30 431,539
925,000 g Qatar Government International Bond 5.103 04/23/48 917,138
TOTAL QATAR 1,348,677
REPUBLIC OF SERBIA - 0.6%
2,650,000 g Serbia International Bond 2.125 12/01/30 2,053,750
750,000 g Serbia International Bond 6.500 09/26/33 751,050
TOTAL REPUBLIC OF SERBIA 2,804,800
ROMANIA - 1.0%
RON 3,600,000 Romania Government Bond 3.650 09/24/31 661,596
1,870,000 g Romanian Government International Bond 3.000 02/27/27 1,701,640
RON 5,450,000 Romanian Government International Bond 4.150 01/26/28 1,107,295
350,000 g Romanian Government International Bond 3.000 02/14/31 293,241
1,400,000 g Romanian Government International Bond 4.000 02/14/51 1,020,292
TOTAL ROMANIA 4,784,064
RWANDA - 0.5%
3,075,000 g Rwanda International Government Bond 5.500 08/09/31 2,390,813
TOTAL RWANDA 2,390,813
SAUDI ARABIA - 0.8%
750,000 g Saudi Government International Bond 3.250 10/26/26 711,540
1,000,000 g Saudi Government International Bond 3.250 11/17/51 686,890
2,000,000 g Saudi Government International Bond 3.750 01/21/55 1,493,840
1,500,000 g Saudi Government International Bond 3.450 02/02/61 1,029,450
TOTAL SAUDI ARABIA 3,921,720
SENEGAL - 0.7%
2,175,000 g Senegal Government International Bond 6.250 05/23/33 1,869,804
1,900,000 g Senegal Government International Bond 6.750 03/13/48 1,420,402
TOTAL SENEGAL 3,290,206
SOUTH AFRICA - 1.9%
1,875,000 Republic of South Africa Government International
Bond
4.300 10/12/28 1,694,063
ZAR 54,025,000 Republic of South Africa Government International
Bond
7.000 02/28/31 2,456,897
1,400,000 Republic of South Africa Government International
Bond
5.875 04/20/32 1,282,498
ZAR 9,050,000 Republic of South Africa Government International
Bond
8.875 02/28/35 420,929
1,250,000 Republic of South Africa Government International
Bond
5.375 07/24/44 940,000
1,025,000 Republic of South Africa Government International
Bond
5.650 09/27/47 766,284
775,000 Republic of South Africa Government International
Bond
5.750 09/30/49 579,241
1,000,000 Republic of South Africa Government International
Bond
7.300 04/20/52 888,360
TOTAL SOUTH AFRICA 9,028,272
SRI LANKA - 0.4%
800,000 g Sri Lanka Government International Bond 5.750 04/18/24 358,000

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SRI LANKA—continued
$ 1,000,000 g Sri Lanka Government International Bond 6.825% 07/18/26 $ 456,676
1,400,000 g Sri Lanka Government International Bond 6.750 04/18/28 620,751
1,650,000 g Sri Lanka Government International Bond 7.550 03/28/30 732,684
TOTAL SRI LANKA 2,168,111
SUPRANATIONAL - 0.6%
625,000 g African Export-Import Bank 2.634 05/17/26 564,950
INR 55,150,000 Asian Development Bank 6.150 02/25/30 639,862
INR 57,100,000 Asian Infrastructure Investment Bank 6.000 12/08/31 638,405
1,200,000 g Banque Ouest Africaine de Developpement 4.700 10/22/31 1,003,560
TOTAL SUPRANATIONAL 2,846,777
THAILAND - 0.3%
THB 47,000,000 Thailand Government International Bond 2.875 12/17/28 1,404,620
TOTAL THAILAND 1,404,620
TURKEY - 1.8%
2,325,000 Turkey Government International Bond 5.125 02/17/28 2,106,059
1,500,000 e Turkey Government International Bond 6.500 09/20/33 1,339,590
1,300,000 Turkey Government International Bond 6.000 01/14/41 1,023,802
4,350,000 Turkey Government International Bond 4.875 04/16/43 2,974,774
1,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5.750 07/06/26 1,390,785
TOTAL TURKEY 8,835,010
UGANDA - 0.3%
UGX 4,810,000,000 Republic of Uganda Government Bonds 14.250 08/23/29 1,333,473
TOTAL UGANDA 1,333,473
UKRAINE - 0.9%
2,225,000 g NPC Ukrenergo 6.875 11/09/28 596,220
UAH 37,000,000 Ukraine Government International Bond 15.840 02/26/25 941,035
1,925,000 g Ukraine Government International Bond 7.750 09/01/27 601,563
3,000,000 g Ukraine Government International Bond 7.253 03/15/35 898,650
2,320,000 g,i Ukraine Government International Bond 7.750 08/01/41 1,141,440
TOTAL UKRAINE 4,178,908
UNITED ARAB EMIRATES - 0.5%
400,000 g Abu Dhabi Government International Bond 3.125 09/30/49 291,256
2,600,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 1,919,996
TOTAL UNITED ARAB EMIRATES 2,211,252
URUGUAY - 0.5%
UYU 39,650,000 Uruguay Government International Bond 8.250 05/21/31 1,005,253
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 521,885
600,000 Uruguay Government International Bond 5.750 10/28/34 645,000
TOTAL URUGUAY 2,172,138
UZBEKISTAN - 0.7%
UZS 7,990,000,000 g Republic of Uzbekistan International Bond 14.500 11/25/23 683,737
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14.000 07/19/24 480,760
1,700,000 g Republic of Uzbekistan International Bond 5.375 02/20/29 1,579,368
550,000 g Republic of Uzbekistan International Bond 3.700 11/25/30 452,045
TOTAL UZBEKISTAN 3,195,910
VIETNAM - 0.4%
2,075,000 g Vietnam Government International Bond 4.800 11/19/24 2,026,529
TOTAL VIETNAM 2,026,529
ZAMBIA - 0.6%
3,900,000 g Zambia Government International Bond 8.500 04/14/24 2,249,715

Emerging Markets Debt Fund July 31, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ZAMBIA—continued
$ 750,000 g Zambia Government International Bond 8.970% 07/30/27 $ 429,900
TOTAL ZAMBIA 2,679,615
TOTAL GOVERNMENT BONDS 224,127,428
(Cost $272,416,553)
STRUCTURED ASSETS - 0.5%
CAYMAN ISLANDS - 0.5%
3,000,000 †,g Industrial DPR Funding Ltd 5.380 04/15/34 2,541,120
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,541,120
TOTAL STRUCTURED ASSETS 2,541,120
(Cost $3,000,000)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.9%
MEXICO - 0.8%
265,589 * Grupo Aeromexico SAB de C.V. 3,687,635
TOTAL MEXICO 3,687,635
SOUTH AFRICA - 0.1%
729,619 * Petra Diamonds Ltd 679,635
TOTAL SOUTH AFRICA 679,635
TOTAL COMMON STOCKS 4,367,270
(Cost $5,678,180)
TOTAL LONG-TERM INVESTMENTS 445,301,577
(Cost $526,941,821)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.8%
REPURCHASE AGREEMENT - 3.9%
16,525,000 r Fixed Income Clearing Corp (FICC) 5.300 08/01/23 16,525,000
2,113,000 s Fixed Income Clearing Corp (FICC) 5.280 08/01/23 2,113,000
TOTAL REPURCHASE AGREEMENT 18,638,000
TREASURY DEBT - 0.9%
KZT 620,000,000 Kazakhstan Treasury Bill-MEKKAM 0.000 01/20/24 1,296,861
3,000,000 United States Treasury Bill 0.000 08/08/23 2,996,947
TOTAL TREASURY DEBT 4,293,808
TOTAL SHORT-TERM INVESTMENTS 22,931,808
(Cost $22,905,471)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.4%
16,263,576 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340 16,263,576
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 16,263,576
(Cost $16,263,576)
TOTAL INVESTMENTS - 100.9% 484,496,961
(Cost $566,110,868)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (4,459,918)
NET ASSETS - 100.0% $ 480,037,043

Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,154,965.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $16,525,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $16,855,524.
s Agreement with Fixed Income Clearing Corp (FICC), 5.280% dated 7/31/23 to be repurchased at $2,113,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $2,155,334.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 1,704,767 EUR 1,530,734 Bank of America 10/13/23  $ 15,599
EUR 75,750 $ 84,970 Citibank N.A. 10/13/23  $ (1,380)
$ 4,411,094 EUR 3,984,443 Morgan Stanley 10/13/23  $ 14,251
Total  $ 28,470
EUR Euro

International Bond Fund July 31, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 92.6%
BANK LOAN OBLIGATIONS - 0.3%
IRELAND - 0.2%
$ 261,086 i Avolon TLB Borrower  US LLC CME Term SOFR 1 Month +
2.500%
7.589% 06/22/28 $ 261,466
338,625 i Avolon TLB Borrower US LLC CME Term SOFR 12 + 1.500% 6.855 02/12/27 337,081
TOTAL IRELAND 598,547
UNITED STATES - 0.1%
216,329 i Jazz Financing Lux Sarl CME Term SOFR 12 + 3.500% 8.933 05/05/28 216,344
245,019 i Phoenix Newco, Inc CME Term SOFR 12 + 3.250% 8.683 11/15/28 244,317
126,936 i Team Health Holdings, Inc CME Term SOFR 12 + 5.250% 10.569 03/02/27 87,767
TOTAL UNITED STATES 548,428
TOTAL BANK LOAN OBLIGATIONS 1,146,975
(Cost $1,191,619)
CORPORATE BONDS - 18.8%
AUSTRALIA - 0.1%
250,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 215,868
TOTAL AUSTRALIA 215,868
AUSTRIA - 0.1%
EUR 600,000 Erste Group Bank AG. 4.250 N/A‡ 519,852
TOTAL AUSTRIA 519,852
BELGIUM - 0.1%
EUR 800,000 z Proximus SADP 0.750 11/17/36 587,417
TOTAL BELGIUM 587,417
BRAZIL - 0.1%
300,000 e Suzano Austria GmbH 3.125 01/15/32 240,675
TOTAL BRAZIL 240,675
CANADA - 0.7%
EUR 250,000 g Fairfax Financial Holdings Ltd 2.750 03/29/28 250,240
500,000 g GFL Environmental, Inc 4.250 06/01/25 484,900
1,275,000 g MEG Energy Corp 5.875 02/01/29 1,222,260
500,000 g Nova Chemicals Corp 4.875 06/01/24 487,420
315,000 g Parkland Corp 4.625 05/01/30 276,429
TOTAL CANADA 2,721,249
CHILE - 0.3%
398,028 g Alfa Desarrollo S.p.A 4.550 09/27/51 302,708
300,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 277,898
200,000 g Cia Cervecerias Unidas S.A. 3.350 01/19/32 170,500
200,000 g Corp Nacional del Cobre de Chile 3.625 08/01/27 188,593
325,000 g Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 258,781
TOTAL CHILE 1,198,480
CHINA - 0.1%
300,000 g ENN Clean Energy International Investment Ltd 3.375 05/12/26 277,138
TOTAL CHINA 277,138
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6.875 04/29/30 70,672

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 225,000 Ecopetrol S.A. 4.625% 11/02/31 $ 179,202
TOTAL COLOMBIA 249,874
CZECH REPUBLIC - 0.1%
EUR 300,000 z CPI Property Group S.A. 1.750 01/14/30 210,010
TOTAL CZECH REPUBLIC 210,010
DENMARK - 0.1%
GBP 500,000 Danske Bank A.S. 2.250 01/14/28 551,527
TOTAL DENMARK 551,527
FRANCE - 1.5%
EUR 500,000 AXA S.A. 1.375 10/07/41 423,952
GBP 300,000 z Banque Federative du Credit Mutuel S.A. 4.875 09/25/25 374,547
EUR 500,000 z BNP Paribas S.A. 2.100 04/07/32 465,374
EUR 800,000 BPCE S.A. 0.500 09/15/27 780,065
EUR 500,000 Credit Agricole Assurances S.A. 1.500 10/06/31 418,170
EUR 400,000 Electricite de France S.A. 2.000 10/02/30 388,747
EUR 500,000 g Iliad Holding SAS 5.125 10/15/26 532,212
EUR 300,000 z La Poste S.A. 0.625 01/18/36 224,363
EUR 200,000 z RTE Reseau de Transport d'Electricite SADIR 3.750 07/04/35 219,206
EUR 400,000 z Societe Generale S.A. 4.000 11/16/27 438,904
EUR 500,000 z Societe Generale S.A. 0.500 06/12/29 453,770
EUR 600,000 z Suez SACA 2.375 05/24/30 594,134
EUR 600,000 z Thales S.A. 3.625 06/14/29 649,786
TOTAL FRANCE 5,963,230
GERMANY - 0.9%
EUR 750,000 g,o IHO Verwaltungs GmbH 3.750 09/15/26 781,332
EUR 1,300,000 y Kreditanstalt fuer Wiederaufbau 0.000 01/10/31 1,146,019
EUR 500,000 z Volkswagen International Finance NV 4.125 11/15/25 548,113
GBP 500,000 Volkswagen International Finance NV 3.375 11/16/26 588,878
EUR 400,000 Vonovia SE 0.625 12/14/29 341,751
150,000 g ZF North America Capital, Inc 6.875 04/14/28 152,346
TOTAL GERMANY 3,558,439
INDIA - 0.2%
300,000 g Adani Electricity Mumbai Ltd 3.867 07/22/31 212,711
200,000 g Bharti Airtel Ltd 3.250 06/03/31 171,663
200,000 g CA Magnum Holdings 5.375 10/31/26 186,000
250,000 z Power Finance Corp Ltd 3.350 05/16/31 209,797
225,000 g UltraTech Cement Ltd 2.800 02/16/31 183,596
TOTAL INDIA 963,767
INDONESIA - 0.1%
200,000 g Pertamina Persero PT 3.650 07/30/29 184,435
225,000 g Perusahaan Listrik Negara PT 4.875 07/17/49 185,208
TOTAL INDONESIA 369,643
IRELAND - 0.4%
EUR 500,000 y AIB Group plc 4.625 07/23/29 549,318
EUR 600,000 z Bank of Ireland Group plc 0.375 05/10/27 589,846
EUR 320,000 z Bank of Ireland Group plc 5.000 07/04/31 356,529
TOTAL IRELAND 1,495,693
ISRAEL - 0.2%
270,000 g Bank Hapoalim BM 3.255 01/21/32 231,271
300,000 g Bank Leumi Le-Israel BM 3.275 01/29/31 268,620
400,000 g Israel Electric Corp Ltd 4.250 08/14/28 371,898
TOTAL ISRAEL 871,789

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ITALY - 0.4%
EUR 400,000 y Eni S.p.A 4.250% 05/19/33 $ 437,168
GBP 300,000 z Intesa Sanpaolo S.p.A 6.500 03/14/29 370,335
EUR 500,000 y Intesa Sanpaolo S.p.A 4.875 05/19/30 559,922
$ 200,000 g Intesa Sanpaolo S.p.A 4.198 06/01/32 154,020
TOTAL ITALY 1,521,445
JAPAN - 0.5%
EUR 550,000 z Mitsubishi UFJ Financial Group, Inc 2.264 06/14/25 593,752
EUR 500,000 z ORIX Corp 1.919 04/20/26 519,422
EUR 500,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 446,562
EUR 500,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 407,371
TOTAL JAPAN 1,967,107
KAZAKHSTAN - 0.1%
200,000 g KazTransGas JSC 4.375 09/26/27 186,120
200,000 g Tengizchevroil Finance Co International Ltd 2.625 08/15/25 181,702
TOTAL KAZAKHSTAN 367,822
KOREA, REPUBLIC OF - 0.1%
250,000 g Kia Corp 2.750 02/14/27 228,604
TOTAL KOREA, REPUBLIC OF 228,604
KUWAIT - 0.1%
375,000 g NBK SPC Ltd 1.625 09/15/27 334,515
TOTAL KUWAIT 334,515
LUXEMBOURG - 0.5%
EUR 1,000,000 g Albion Financing 1 SARL 5.250 10/15/26 1,057,213
EUR 250,000 z Czech Gas Networks Investments Sarl 0.450 09/08/29 211,690
EUR 400,000 z ProLogis International Funding II S.A. 3.625 03/07/30 416,698
EUR 500,000 z ProLogis International Funding II S.A. 2.375 11/14/30 472,460
TOTAL LUXEMBOURG 2,158,061
MEXICO - 0.2%
375,000 g Becle SAB de C.V. 2.500 10/14/31 296,820
375,000 g Orbia Advance Corp SAB de C.V. 1.875 05/11/26 333,146
200,000 g Sigma Alimentos S.A. de C.V. 4.125 05/02/26 189,501
TOTAL MEXICO 819,467
NETHERLANDS - 0.5%
EUR 400,000 y Cooperatieve Rabobank UA 4.233 04/25/29 438,687
EUR 500,000 ING Groep NV 1.250 02/16/27 508,874
EUR 1,300,000 g VZ Secured Financing BV 3.500 01/15/32 1,141,694
TOTAL NETHERLANDS 2,089,255
NIGERIA - 0.2%
EUR 1,000,000 g BOI Finance BV 7.500 02/16/27 950,298
TOTAL NIGERIA 950,298
NORWAY - 0.0%
EUR 100,000 y Statnett SF 3.500 06/08/33 109,254
TOTAL NORWAY 109,254
POLAND - 0.2%
EUR 150,000 z GTC Aurora Luxembourg S.A. 2.250 06/23/26 119,628
EUR 300,000 z mBank S.A. 0.966 09/21/27 264,078
EUR 250,000 z Polski Koncern Naftowy ORLEN S.A. 1.125 05/27/28 234,893
TOTAL POLAND 618,599

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PORTUGAL - 0.1%
GBP 200,000 y EDP Finance BV 8.625% 01/04/24 $ 259,224
TOTAL PORTUGAL 259,224
QATAR - 0.5%
CNY 16,000,000 QNB Finance Ltd 3.150 02/04/26 2,202,512
TOTAL QATAR 2,202,512
ROMANIA - 0.0%
EUR 250,000 z NE Property BV 2.000 01/20/30 209,563
TOTAL ROMANIA 209,563
SINGAPORE - 0.2%
EUR 200,000 z Temasek Financial I Ltd 0.500 11/20/31 171,058
$ 500,000 g United Overseas Bank Ltd 2.000 10/14/31 439,663
TOTAL SINGAPORE 610,721
SOUTH AFRICA - 0.3%
1,250,000 z Eskom Holdings SOC Ltd 4.314 07/23/27 1,123,125
TOTAL SOUTH AFRICA 1,123,125
SWITZERLAND - 0.3%
EUR 750,000 z Cloverie plc for Zurich Insurance Co Ltd 1.500 12/15/28 746,762
EUR 600,000 z UBS Group AG 0.250 11/05/28 547,558
TOTAL SWITZERLAND 1,294,320
THAILAND - 0.1%
430,000 e,g Bangkok Bank PCL 3.466 09/23/36 352,297
300,000 g Thaioil Treasury Center Co Ltd 2.500 06/18/30 243,707
TOTAL THAILAND 596,004
UNITED ARAB EMIRATES - 0.1%
290,853 g Sweihan PV Power Co PJSC 3.625 01/31/49 233,098
TOTAL UNITED ARAB EMIRATES 233,098
UNITED KINGDOM - 1.5%
EUR 500,000 y AstraZeneca plc 3.750 03/03/32 556,737
EUR 800,000 z Barclays plc 0.877 01/28/28 773,415
GBP 200,000 z Barclays plc 8.407 11/14/32 263,094
EUR 1,000,000 BP Capital Markets plc 1.231 05/08/31 901,582
UGX 3,000,000,000 †,g ICBC Standard Bank plc 14.250 06/26/34 747,613
EUR 750,000 Natwest Group plc 1.750 03/02/26 787,717
GBP 600,000 y NatWest Markets plc 6.625 06/22/26 775,197
EUR 700,000 z Standard Chartered plc 1.200 09/23/31 666,283
GBP 600,000 g Vmed O2 UK Financing I plc 4.500 07/15/31 608,323
TOTAL UNITED KINGDOM 6,079,961
UNITED STATES - 7.8%
EUR 1,200,000 AbbVie, Inc 1.250 06/01/24 1,288,592
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 673,224
EUR 250,000 g Allied Universal Holdco LLC 3.625 06/01/28 219,483
EUR 575,000 American Honda Finance Corp 1.950 10/18/24 617,514
EUR 500,000 American Medical Systems Europe BV 1.625 03/08/31 473,633
EUR 450,000 American Tower Corp 0.450 01/15/27 432,547
EUR 300,000 Aptiv plc 1.500 03/10/25 316,219
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 2.000 09/01/28 230,294
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 3.000 09/01/29 208,432
GBP 500,000 AT&T, Inc 2.900 12/04/26 576,639
EUR 500,000 AT&T, Inc 2.350 09/05/29 497,991
EUR 500,000 g Avantor Funding, Inc 3.875 07/15/28 508,643
EUR 500,000 z Bank of America Corp 1.662 04/25/28 500,927
EUR 500,000 z Bank of America Corp 2.824 04/27/33 492,451

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 600,000 z Blackstone Private Credit Fund 1.750% 11/30/26 $ 560,560
EUR 700,000 Capital One Financial Corp 0.800 06/12/24 739,549
EUR 700,000 Celanese US Holdings LLC 1.125 09/26/23 765,585
EUR 400,000 Celanese US Holdings LLC 0.625 09/10/28 346,650
EUR 750,000 Chubb INA Holdings, Inc 1.550 03/15/28 745,593
EUR 350,000 Chubb INA Holdings, Inc 1.400 06/15/31 316,042
EUR 500,000 Citigroup, Inc 1.250 07/06/26 518,744
EUR 700,000 Comcast Corp 0.250 05/20/27 677,842
EUR 750,000 g Coty, Inc 3.875 04/15/26 802,145
EUR 500,000 g Dana Financing Luxembourg Sarl 3.000 07/15/29 449,911
GBP 200,000 Discovery Communications LLC 2.500 09/20/24 245,920
EUR 800,000 Dow Chemical Co 0.500 03/15/27 774,317
EUR 500,000 g Emerald Debt Merger Sub LLC 6.375 12/15/30 549,750
EUR 500,000 Equinix, Inc 1.000 03/15/33 415,900
EUR 500,000 FedEx Corp 1.625 01/11/27 512,162
EUR 375,000 Fidelity National Information Services, Inc 1.100 07/15/24 400,929
GBP 400,000 General Motors Financial Co, Inc 2.250 09/06/24 491,535
EUR 750,000 z General Motors Financial Co, Inc 0.600 05/20/27 721,463
EUR 500,000 i,z Goldman Sachs Group, Inc EURIBOR 3 M + 1.000% 4.281 02/07/25 551,479
EUR 500,000 z Goldman Sachs Group, Inc 0.250 01/26/28 463,845
EUR 295,000 g Goodyear Europe BV 2.750 08/15/28 287,052
EUR 500,000 Highland Holdings Sarl 0.318 12/15/26 486,890
EUR 1,000,000 Honeywell International, Inc 0.000 03/10/24 1,072,424
EUR 600,000 International Business Machines Corp 0.650 02/11/32 512,984
EUR 250,000 g IQVIA, Inc 1.750 03/15/26 255,661
EUR 800,000 z Liberty Mutual Group, Inc 4.625 12/02/30 859,918
GBP 600,000 McKesson Corp 3.125 02/17/29 669,663
EUR 400,000 z Metropolitan Life Global Funding I 1.750 05/25/25 422,218
GBP 600,000 z Metropolitan Life Global Funding I 4.125 09/02/25 740,443
EUR 600,000 z Mondelez International Holdings Netherlands BV 1.250 09/09/41 426,330
EUR 670,000 Morgan Stanley 1.342 10/23/26 689,195
EUR 250,000 g OI European Group BV 6.250 05/15/28 283,209
EUR 500,000 g Olympus Water US Holding Corp 3.875 10/01/28 433,551
EUR 100,000 g Organon Finance  LLC 2.875 04/30/28 96,894
$ 750,000 g Organon Finance  LLC 5.125 04/30/31 635,766
GBP 500,000 z Protective Life Global Funding 5.248 01/13/28 623,807
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 485,668
EUR 400,000 Southern Co 1.875 09/15/81 346,096
EUR 450,000 Stryker Corp 2.625 11/30/30 459,977
EUR 700,000 The Procter & Gamble Company 0.625 10/30/24 740,089
EUR 500,000 The Procter & Gamble Company 1.875 10/30/38 447,352
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 999,243
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 715,858
EUR 400,000 Verizon Communications, Inc 1.875 10/26/29 390,399
TOTAL UNITED STATES 31,167,197
TOTAL CORPORATE BONDS 74,934,803
(Cost $84,842,966)
GOVERNMENT BONDS - 68.1%
ANGOLA - 0.3%
1,550,000 g Angolan Government International Bond 8.750 04/14/32 1,358,125
TOTAL ANGOLA 1,358,125
AUSTRALIA - 2.3%
AUD 2,050,000 Australia Government Bond 0.250 11/21/25 1,267,164
AUD 3,765,000 z Australia Government Bond 2.250 05/21/28 2,358,931
AUD 1,950,000 Australia Government Bond 1.000 12/21/30 1,064,022
AUD 2,600,000 Australia Government Bond 1.250 05/21/32 1,388,153
AUD 1,650,000 Australia Government Bond 3.000 11/21/33 1,012,647

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUSTRALIA—continued
AUD 2,550,000 z Australia Government Bond 1.750% 06/21/51 $ 987,174
AUD 1,685,000 New South Wales Treasury Corp 3.000 04/20/29 1,060,653
TOTAL AUSTRALIA 9,138,744
BELGIUM - 2.3%
EUR 2,125,000 g Kingdom of Belgium Government Bond 0.000 10/22/27 2,068,869
EUR 3,825,000 g Kingdom of Belgium Government Bond 0.350 06/22/32 3,332,633
EUR 525,000 g Kingdom of Belgium Government Bond 1.450 06/22/37 458,854
EUR 5,150,000 g Kingdom of Belgium Government Bond 0.400 06/22/40 3,492,576
TOTAL BELGIUM 9,352,932
BENIN - 0.3%
EUR 1,275,000 g Benin Government International Bond 4.950 01/22/35 1,021,664
TOTAL BENIN 1,021,664
BRAZIL - 0.3%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 1,158,852
TOTAL BRAZIL 1,158,852
CAMEROON - 0.1%
EUR 650,000 g Republic of Cameroon International Bond 5.950 07/07/32 525,644
TOTAL CAMEROON 525,644
CANADA - 3.3%
CAD 3,050,000 g Canada Housing Trust No 1.100 12/15/26 2,076,378
CAD 3,075,000 g Canada Housing Trust No 3.550 09/15/32 2,258,614
CAD 1,800,000 Canadian Government International Bond 2.000 09/01/23 1,361,524
CAD 2,625,000 Canadian Government International Bond 2.000 06/01/28 1,839,162
CAD 2,275,000 Canadian Government International Bond 2.000 06/01/32 1,524,551
CAD 1,300,000 Canadian Government International Bond 5.000 06/01/37 1,147,044
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 985,332
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 851,130
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 516,895
CAD 1,000,000 Province of Quebec Canada 2.750 09/01/27 714,299
TOTAL CANADA 13,274,929
CHINA - 9.6%
CNY 73,060,000 China Government Bond 2.880 11/05/23 10,257,903
CNY 49,600,000 China Government Bond 2.940 10/17/24 7,021,366
CNY 60,500,000 China Government Bond 3.120 12/05/26 8,715,775
CNY 6,750,000 China Government Bond 2.500 07/25/27 948,744
CNY 14,900,000 China Government Bond 2.910 10/14/28 2,128,764
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,028,641
CNY 15,000,000 China Government Bond 3.390 03/16/50 2,229,608
CNY 12,700,000 China Government Bond 3.810 09/14/50 2,026,246
CNY 12,400,000 China Government Bond 3.720 04/12/51 1,953,152
TOTAL CHINA 38,310,199
COLOMBIA - 0.3%
COP 5,710,000,000 Colombian TES 7.750 09/18/30 1,292,644
TOTAL COLOMBIA 1,292,644
COSTA RICA - 0.1%
$ 400,000 g Costa Rica Government International Bond 6.550 04/03/34 405,200
TOTAL COSTA RICA 405,200
COTE D'IVOIRE - 0.3%
EUR 1,000,000 g Ivory Coast Government International Bond 5.875 10/17/31 950,995
EUR 100,000 g Ivory Coast Government International Bond 4.875 01/30/32 88,930
TOTAL COTE D'IVOIRE 1,039,925

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CYPRUS - 1.2%
EUR 1,300,000 z Cyprus Government International Bond 2.375% 09/25/28 $ 1,354,881
EUR 1,100,000 z Cyprus Government International Bond 0.625 01/21/30 1,007,995
EUR 1,550,000 z Cyprus Government International Bond 0.950 01/20/32 1,379,588
EUR 575,000 z Cyprus Government International Bond 2.750 02/26/34 567,569
EUR 500,000 z Cyprus Government International Bond 2.750 05/03/49 439,404
TOTAL CYPRUS 4,749,437
CZECH REPUBLIC - 0.4%
CZK 43,100,000 Czech Republic Government Bond 1.750 06/23/32 1,646,465
TOTAL CZECH REPUBLIC 1,646,465
DOMINICAN REPUBLIC - 0.2%
DOP 15,000,000 g Dominican Republic Government International Bond 9.750 06/05/26 270,719
$ 750,000 g Dominican Republic Government International Bond 4.875 09/23/32 649,555
TOTAL DOMINICAN REPUBLIC 920,274
ECUADOR - 0.1%
78,000 g Ecuador Government International Bond 0.000 07/31/30 22,236
441,250 g Ecuador Government International Bond 5.000 07/31/30 209,189
309,125 g Ecuador Government International Bond 1.000 07/31/35 106,263
TOTAL ECUADOR 337,688
EGYPT - 0.7%
850,000 g Egypt Government International Bond 5.750 05/29/24 794,869
EGP 16,250,000 Egypt Government International Bond 15.900 07/02/24 491,490
525,000 g Egypt Government International Bond 7.600 03/01/29 376,792
EUR 900,000 g Egypt Government International Bond 6.375 04/11/31 592,088
300,000 g Egypt Government International Bond 7.053 01/15/32 190,277
675,000 g Egypt Government International Bond 8.500 01/31/47 392,418
TOTAL EGYPT 2,837,934
FRANCE - 2.0%
EUR 3,775,000 French Republic Government Bond OAT 0.750 11/25/28 3,724,353
EUR 1,250,000 g French Republic Government Bond OAT 0.500 05/25/40 878,320
EUR 910,000 French Republic Government Bond OAT 0.750 05/25/52 523,882
EUR 1,560,000 g French Republic Government Bond OAT 0.750 05/25/53 878,062
EUR 2,500,000 z UNEDIC ASSEO 0.250 07/16/35 1,929,083
TOTAL FRANCE 7,933,700
GERMANY - 5.8%
EUR 425,000 Bundesobligation 1.300 10/15/27 443,487
EUR 4,675,000 Bundesrepublik Deutschland 0.500 08/15/27 4,734,794
EUR 645,000 Bundesrepublik Deutschland 0.000 08/15/29 612,849
EUR 500,000 Bundesrepublik Deutschland 0.000 02/15/31 459,394
EUR 5,200,000 Bundesrepublik Deutschland 0.000 08/15/31 4,719,448
EUR 520,000 Bundesrepublik Deutschland 0.000 02/15/32 466,405
EUR 7,600,000 Bundesrepublik Deutschland 1.000 05/15/38 6,710,107
EUR 310,000 Bundesrepublik Deutschland 1.250 08/15/48 260,832
EUR 3,245,000 Bundesrepublik Deutschland 0.000 08/15/52 1,742,195
EUR 365,000 Bundesrepublik Deutschland Bundesanleihe 2.100 11/15/29 392,532
EUR 1,850,000 Bundesrepublik Deutschland Bundesanleihe 2.300 02/15/33 2,007,307
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4.400 07/25/25 588,022
TOTAL GERMANY 23,137,372
GHANA - 0.3%
500,000 g Ghana Government International Bond 7.750 04/07/29 225,648
825,000 g Ghana Government International Bond 8.125 03/26/32 375,458
1,000,000 g Ghana Government International Bond 8.627 06/16/49 445,000
TOTAL GHANA 1,046,106

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GREECE - 1.5%
EUR 750,000 g Hellenic Republic Government Bond 4.375% 07/18/38 $ 854,335
EUR 575,000 g Hellenic Republic Government International Bond 3.875 03/12/29 645,184
EUR 2,300,000 g Hellenic Republic Government International Bond 1.500 06/18/30 2,211,291
EUR 1,300,000 g Hellenic Republic Government International Bond 0.750 06/18/31 1,154,005
EUR 1,100,000 g Hellenic Republic Government International Bond 1.750 06/18/32 1,039,545
TOTAL GREECE 5,904,360
HUNGARY - 1.0%
HUF 460,000,000 Hungary Government International Bond 5.500 06/24/25 1,213,458
EUR 550,000 z Hungary Government International Bond 5.000 02/22/27 612,068
$ 285,000 g Hungary Government International Bond 6.125 05/22/28 289,821
HUF 632,000,000 Hungary Government International Bond 3.000 08/21/30 1,409,478
EUR 600,000 z Hungary Government International Bond 1.750 06/05/35 469,232
200,000 g Magyar Export-Import Bank Zrt 6.125 12/04/27 200,332
TOTAL HUNGARY 4,194,389
INDONESIA - 0.5%
IDR 13,000,000,000 Indonesia Treasury Bond 8.125 05/15/24 876,293
IDR 17,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 1,128,662
TOTAL INDONESIA 2,004,955
IRELAND - 0.3%
EUR 930,000 Ireland Government Bond 0.000 10/18/31 812,811
EUR 280,000 z Ireland Government Bond 3.000 10/18/43 297,435
TOTAL IRELAND 1,110,246
ISRAEL - 0.6%
ILS 5,250,000 Israel Government International Bond 5.500 01/31/42 1,687,493
ILS 3,200,000 Israel Government International Bond 3.750 03/31/47 820,193
TOTAL ISRAEL 2,507,686
ITALY - 1.9%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1.250 12/01/26 2,629,529
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0.950 09/15/27 2,601,388
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0.250 03/15/28 921,556
EUR 1,150,000 g Italy Buoni Poliennali Del Tesoro 0.950 03/01/37 846,941
EUR 950,000 g Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 615,208
TOTAL ITALY 7,614,622
JAPAN - 9.9%
JPY 13,000,000 Japan Finance Organization for Municipalities 0.440 08/15/25 92,080
JPY 21,000,000 Japan Finance Organization for Municipalities 0.320 01/19/26 148,500
JPY 30,000,000 Japan Finance Organization for Municipalities 0.145 02/16/26 211,237
JPY 14,000,000 Japan Finance Organization for Municipalities 0.020 05/22/26 98,225
JPY 268,000,000 Japan Government Five Year Bond 0.005 09/20/26 1,883,098
JPY 322,000,000 Japan Government Ten Year Bond 0.100 09/20/29 2,239,812
JPY 325,000,000 Japan Government Ten Year Bond 0.100 12/20/29 2,256,572
JPY 425,000,000 Japan Government Ten Year Bond 0.100 06/20/30 2,936,939
JPY 513,000,000 Japan Government Ten Year Bond 0.100 09/20/30 3,534,758
JPY 457,700,000 Japan Government Thirty Year Bond 0.500 09/20/46 2,701,580
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 418,232
JPY 278,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,623,576
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 971,696
JPY 265,000,000 Japan Government Thirty Year Bond 1.600 12/20/52 1,932,037
JPY 143,000,000 Japan Government Thirty Year Bond 1.200 06/20/53 944,751
JPY 273,800,000 Japan Government Twenty Year Bond 2.100 03/20/26 2,031,053
JPY 278,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 1,889,719
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,688,911
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 4,470,709
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 1,166,759
JPY 266,000,000 Japan Government Two Year Bond 0.005 07/01/24 1,871,283

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAPAN—continued
JPY 197,000,000 Japan Government Two Year Bond 0.005% 11/01/24 $ 1,386,234
JPY 412,000,000 Japan Government Two Year Bond 0.005 07/01/25 2,896,694
TOTAL JAPAN 39,394,455
JORDAN - 0.3%
$ 1,000,000 g Jordan Government International Bond 7.750 01/15/28 1,030,200
TOTAL JORDAN 1,030,200
KENYA - 0.4%
1,200,000 g Kenya Government International Bond 7.000 05/22/27 1,084,140
575,000 g Kenya Government International Bond 6.300 01/23/34 434,376
TOTAL KENYA 1,518,516
KOREA, REPUBLIC OF - 3.2%
KRW 2,700,000,000 Korea Treasury Bond 2.875 06/10/24 2,106,277
KRW 1,900,000,000 Korea Treasury Bond 2.250 06/10/25 1,451,345
KRW 1,200,000,000 Korea Treasury Bond 1.375 12/10/29 818,525
KRW 7,440,000,000 Korea Treasury Bond 2.000 06/10/31 5,165,992
KRW 1,175,000,000 Korea Treasury Bond 2.375 12/10/31 832,980
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,287,148
KRW 800,000,000 Korea Treasury Bond 1.875 09/10/41 477,247
KRW 730,000,000 Korea Treasury Bond 2.500 03/10/52 452,274
TOTAL KOREA, REPUBLIC OF 12,591,788
LEBANON - 0.0%
1,400,000 q,z Lebanon Government International Bond 6.850 03/23/27 100,282
TOTAL LEBANON 100,282
LITHUANIA - 0.5%
EUR 1,800,000 z Lithuania Government International Bond 3.875 06/14/33 1,976,934
TOTAL LITHUANIA 1,976,934
MALAYSIA - 0.5%
MYR 5,400,000 Malaysia Government Bond 3.757 05/22/40 1,148,752
MYR 4,355,000 Malaysia Government Bond 4.457 03/31/53 1,001,308
TOTAL MALAYSIA 2,150,060
MEXICO - 0.9%
MXN 30,800,000 Mexican Bonos 5.750 03/05/26 1,674,843
MXN 34,100,000 Mexican Bonos 8.500 11/18/38 1,973,381
TOTAL MEXICO 3,648,224
MONGOLIA - 0.1%
550,000 g Mongolia Government International Bond 4.450 07/07/31 430,915
TOTAL MONGOLIA 430,915
MOROCCO - 0.4%
700,000 g Morocco Government International Bond 5.950 03/08/28 705,222
EUR 1,100,000 g Morocco Government International Bond 1.500 11/27/31 912,313
TOTAL MOROCCO 1,617,535
NETHERLANDS - 0.3%
EUR 550,000 g Netherlands Government International Bond 2.750 01/15/47 597,234
EUR 1,345,000 g Netherlands Government International Bond 0.000 01/15/52 685,319
TOTAL NETHERLANDS 1,282,553
NEW ZEALAND - 0.8%
NZD 3,720,000 New Zealand Government International Bond 0.500 05/15/24 2,219,630
NZD 1,800,000 New Zealand Government International Bond 2.750 04/15/25 1,070,665
TOTAL NEW ZEALAND 3,290,295

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NIGERIA - 0.2%
$ 925,000 g Nigeria Government International Bond 8.375% 03/24/29 $ 867,419
TOTAL NIGERIA 867,419
NORWAY - 0.8%
NOK 9,000,000 City of Oslo Norway 2.050 10/31/24 853,717
NOK 24,975,000 g Norway Government International Bond 2.000 04/26/28 2,255,326
TOTAL NORWAY 3,109,043
PARAGUAY - 0.2%
925,000 g Paraguay Government International Bond 5.400 03/30/50 798,528
TOTAL PARAGUAY 798,528
PERU - 0.4%
PEN 6,201,000 g Peruvian Government International Bond 5.400 08/12/34 1,540,684
TOTAL PERU 1,540,684
POLAND - 0.1%
280,000 Poland Government International Bond 5.500 04/04/53 284,161
TOTAL POLAND 284,161
REPUBLIC OF SERBIA - 1.1%
EUR 1,700,000 g Serbia Government International Bond 1.500 06/26/29 1,480,965
EUR 725,000 g Serbia Government International Bond 2.050 09/23/36 503,349
375,000 g Serbia International Bond 6.500 09/26/33 375,525
RSD 120,000,000 Serbia Treasury Bonds 5.875 02/08/28 1,151,356
RSD 101,500,000 Serbia Treasury Bonds 4.500 08/20/32 840,516
TOTAL REPUBLIC OF SERBIA 4,351,711
ROMANIA - 0.9%
RON 7,590,000 Romania Government Bond 8.000 04/29/30 1,822,948
660,000 g Romanian Government International Bond 3.000 02/27/27 600,579
EUR 800,000 g Romanian Government International Bond 2.000 01/28/32 658,486
EUR 850,000 g Romanian Government International Bond 2.000 04/14/33 674,763
TOTAL ROMANIA 3,756,776
RWANDA - 0.4%
1,950,000 g Rwanda International Government Bond 5.500 08/09/31 1,516,125
TOTAL RWANDA 1,516,125
SENEGAL - 0.4%
EUR 1,000,000 g Senegal Government International Bond 4.750 03/13/28 978,137
EUR 825,000 g Senegal Government International Bond 5.375 06/08/37 639,316
TOTAL SENEGAL 1,617,453
SOUTH AFRICA - 0.7%
ZAR 16,500,000 Republic of South Africa Government International
Bond
7.000 02/28/31 750,371
475,000 Republic of South Africa Government International
Bond
5.875 04/20/32 435,133
ZAR 20,900,000 Republic of South Africa Government International
Bond
8.875 02/28/35 972,090
ZAR 7,800,000 Republic of South Africa Government International
Bond
8.750 01/31/44 323,624
500,000 Republic of South Africa Government International
Bond
7.300 04/20/52 444,180
TOTAL SOUTH AFRICA 2,925,398
SPAIN - 1.8%
EUR 1,095,000 g Spain Government International Bond 1.400 07/30/28 1,105,188
EUR 1,875,000 g Spain Government International Bond 0.600 10/31/29 1,758,152
EUR 1,250,000 g Spain Government International Bond 0.100 04/30/31 1,076,774

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SPAIN—continued
EUR 4,275,000 g Spain Government International Bond 1.200% 10/31/40 $ 3,151,876
TOTAL SPAIN 7,091,990
SUPRANATIONAL - 2.9%
GBP 695,000 African Development Bank 0.500 06/22/26 777,713
AUD 720,000 Asian Development Bank 3.900 02/17/26 477,375
INR 52,500,000 Asian Development Bank 6.200 10/06/26 623,116
CNY 7,000,000 Asian Infrastructure Investment Bank 2.500 03/24/25 979,738
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 466,226
$ 1,250,000 g Banque Ouest Africaine de Developpement 4.700 10/22/31 1,045,375
EUR 650,000 g Banque Ouest Africaine de Developpement 2.750 01/22/33 525,536
112,692 † European Bank for Reconstruction & Development 10.000 02/28/23 112,692
AUD 2,150,000 Inter-American Development Bank 4.750 08/27/24 1,447,798
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 402,393
CAD 1,600,000 International Bank for Reconstruction & Development 1.900 01/16/25 1,157,329
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 2,084,727
GBP 700,000 International Finance Corp 0.250 12/15/25 794,667
GBP 400,000 z International Finance Facility for Immunisation Co 2.750 06/07/25 485,658
TOTAL SUPRANATIONAL 11,380,343
THAILAND - 0.6%
THB 27,700,000 Thailand Government International Bond 2.875 12/17/28 827,829
THB 27,500,000 Thailand Government International Bond 3.300 06/17/38 847,625
THB 29,000,000 Thailand Government International Bond 2.000 06/17/42 730,834
TOTAL THAILAND 2,406,288
UKRAINE - 0.1%
EUR 1,000,000 g Ukraine Government International Bond 6.750 06/20/28 308,080
TOTAL UKRAINE 308,080
UNITED KINGDOM - 4.0%
GBP 780,000 United Kingdom Gilt 0.250 01/31/25 932,536
GBP 1,540,000 United Kingdom Gilt 0.125 01/31/28 1,630,300
GBP 900,000 United Kingdom Gilt 1.625 10/22/28 1,007,565
GBP 1,335,000 United Kingdom Gilt 0.500 01/31/29 1,385,938
GBP 450,000 United Kingdom Gilt 0.250 07/31/31 422,266
GBP 1,100,000 United Kingdom Gilt 0.875 07/31/33 1,023,040
GBP 3,895,000 United Kingdom Gilt 1.750 09/07/37 3,598,933
GBP 1,300,000 United Kingdom Gilt 3.750 01/29/38 1,537,895
GBP 1,450,000 United Kingdom Gilt 1.250 10/22/41 1,122,522
GBP 900,000 United Kingdom Gilt 0.875 01/31/46 570,000
GBP 2,760,000 United Kingdom Gilt 0.625 10/22/50 1,432,967
GBP 2,150,000 United Kingdom Gilt 1.500 07/31/53 1,433,441
TOTAL UNITED KINGDOM 16,097,403
URUGUAY - 0.3%
UYU 40,600,000 Uruguay Government International Bond 8.250 05/21/31 1,029,339
TOTAL URUGUAY 1,029,339
UZBEKISTAN - 0.2%
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14.000 07/19/24 640,012
TOTAL UZBEKISTAN 640,012
TOTAL GOVERNMENT BONDS 271,576,602
(Cost $318,645,477)
STRUCTURED ASSETS - 5.4%
IRELAND - 2.2%
837,843 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
6.861 07/22/31 900,092
Series - 2021 1A (Class D)
1,218,862 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 5.853 05/22/31 1,186,648
Series - 2021 1A (Class D)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
IRELAND—continued
$ 1,890,729 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
7.648% 11/20/33 $ 2,181,883
Series - 2021 1A (Class GBD)
883,671 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1.000 08/17/33 871,224
Series - 2021 1A (Class E)
1,079,778 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 5.708 08/17/31 1,075,425
Series - 2021 1A (Class D)
347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6.020 05/17/31 426,673
Series - 2021 UK1A (Class B)
1,035,395 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6.370 05/17/31 1,255,205
Series - 2021 UK1A (Class C)
297,813 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
7.320 05/17/31 364,976
Series - 2021 UK1A (Class D)
563,834 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
6.220 08/17/31 690,227
Series - 2021 UK4A (Class B)
TOTAL IRELAND 8,952,353
ITALY - 0.2%
893,385 g,i Cassia SRL EURIBOR 3 M + 3.500% 6.883 05/22/34 910,094
Series - 2022 1A (Class B)
TOTAL ITALY 910,094
UNITED STATES - 3.0%
2,000,000 g,i Alen Mortgage Trust CME Term SOFR 1 Month +
2.364%
7.586 04/15/34 1,471,596
Series - 2021 ACEN (Class C)
807,695 Carvana Auto Receivables Trust 1.270 03/10/28 773,038
Series - 2021 N2 (Class D)
1,500,000 i COMM Mortgage Trust 4.346 08/10/48 1,313,386
Series - 2015 CR24 (Class C)
2,090,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.169 03/25/42 2,130,229
Series - 2022 R04 (Class 1M2)
1,100,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.569 03/25/42 1,138,630
Series - 2022 R03 (Class 1M2)
485,167 g Diamond Resorts Owner Trust 2.700 11/21/33 439,519
Series - 2021 1A (Class C)
1,500,000 g,i ELP Commercial Mortgage Trust CME Term SOFR 1 Month +
2.781%
8.003 11/15/38 1,443,886
Series - 2021 ELP (Class F)
220,839 g MVW LLC 1.940 01/22/41 198,728
Series - 2021 1WA (Class C)
1,000,000 g,i NCMF Trust CME Term SOFR 1 Month +
3.335%
8.557 03/15/39 958,529
Series - 2022 MFP (Class D)
500,000 g Oportun Issuance Trust 1.960 05/08/31 450,303
Series - 2021 B (Class B)
500,000 g Oportun Issuance Trust 3.650 05/08/31 458,254
Series - 2021 B (Class C)
1,250,000 g Purchasing Power Funding LLC 4.370 10/15/25 1,184,509
Series - 2021 A (Class D)
TOTAL UNITED STATES 11,960,607
TOTAL STRUCTURED ASSETS 21,823,054
(Cost $24,047,767)
TOTAL LONG-TERM INVESTMENTS 369,481,434
(Cost $428,727,829)

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 4.2%
COMMERCIAL PAPER - 2.4%
$ 10,000,000 g HSBC USA, Inc 0.000% 02/02/24 $ 9,696,148
TOTAL COMMERCIAL PAPER 9,696,148
GOVERNMENT AGENCY DEBT - 0.2%
KZT 392,600,000 Kazakhstan Treasury Bill 0.000 03/13/24 804,363
TOTAL GOVERNMENT AGENCY DEBT 804,363
REPURCHASE AGREEMENT - 1.1%
4,155,000 r Fixed Income Clearing Corp (FICC) 5.300 08/01/23 4,155,000
TOTAL REPURCHASE AGREEMENT 4,155,000
TREASURY DEBT - 0.5%
2,000,000 United States Treasury Bill 0.000 08/08/23 1,997,965
TOTAL TREASURY DEBT 1,997,965
TOTAL SHORT-TERM INVESTMENTS 16,653,476
(Cost $16,692,324)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
37,293 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.340 37,293
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 37,293
(Cost $37,293)
TOTAL INVESTMENTS - 96.8% 386,172,203
(Cost $445,457,446)
OTHER ASSETS & LIABILITIES, NET - 3.2% 12,683,087
NET ASSETS - 100.0% $ 398,855,290

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CME Chicago Mercantile Exchange
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,272.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 7/31/23 to be repurchased at $4,155,000 on 8/1/23, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 10/31/28, valued at $4,238,138.
y
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
z
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

International Bond Fund July 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 961,698 JPY 132,430,525 Australia and New Zealand Banking Group Limited 10/13/23  $ 19,931
$ 2,845,279 JPY 391,737,300 Australia and New Zealand Banking Group Limited 10/13/23 59,476
$ 3,313,507 NZD 5,313,658 Australia and New Zealand Banking Group Limited 10/13/23 12,981
Total  $ 92,388
$ 42,077,459 CNY 300,851,725 Bank of America 08/17/23  $ (203,100)
$ 129,327,364 EUR 116,777,106 Bank of America 10/13/23 463,530
$ 3,713,926 EUR 3,352,822 Bank of America 10/13/23 6,271
$ 1,043,830 GBP 807,450 Bank of America 10/13/23 5,493
GBP 561,520 $ 727,384 Bank of America 10/13/23 (6,594)
Total  $ 265,600
$ 9,958,331 AUD 14,765,836 Citibank N.A. 10/13/23  $ 15,012
$ 1,010,676 AUD 1,496,369 Citibank N.A. 10/13/23 3,021
$ 809,779 EUR 731,677 Citibank N.A. 10/13/23 2,371
$ 30,255,282 GBP 23,403,695 Citibank N.A. 10/13/23 213,351
$ 566,436 GBP 437,944 Citibank N.A. 10/13/23 4,274
$ 1,463,465 IDR 21,888,320,671 Citibank N.A. 08/18/23 13,619
$ 3,085,107 NOK 31,690,785 Citibank N.A. 10/13/23 (48,401)
$ 1,184,888 THB 40,981,363 Citibank N.A. 08/17/23 (14,465)
GBP 626,259 $ 808,810 Citibank N.A. 10/13/23 (4,919)
GBP 742,808 $ 959,291 Citibank N.A. 10/13/23 (5,792)
RON 334 $ 75 Citibank N.A. 08/16/23 (0)
Total  $ 178,071
$ 1,263,098 MXN 21,458,045 Goldman Sachs 08/15/23  $ (14,723)
$ 389,910 PEN 1,410,049 Goldman Sachs 08/17/23 (819)
Total  $ (15,542)
$ 14,486,550 CAD 19,066,742 Morgan Stanley 10/13/23  $ 12,833
$ 801,476 CZK 17,361,577 Morgan Stanley 08/15/23 2,942
$ 1,568,181 GBP 1,214,272 Morgan Stanley 10/13/23 9,493
$ 653,412 GBP 504,430 Morgan Stanley 10/13/23 5,905
$ 1,356,499 HUF 468,336,761 Morgan Stanley 08/15/23 31,299
$ 1,272,308 ILS 4,665,730 Morgan Stanley 08/15/23 2,543
$ 926,720 RON 4,166,055 Morgan Stanley 08/16/23 (1,234)
EUR 63,125 $ 70,821 Morgan Stanley 10/13/23 (1,162)
$ 498,736 ZAR 9,089,696 Morgan Stanley 08/15/23 (8,752)
Total  $ 53,867
$ 35,520,325 JPY 4,892,666,199 Standard Chartered Bank 10/13/23  $ 726,595
$ 12,372,802 KRW 15,786,706,139 Standard Chartered Bank 08/17/23 5,740
Total  $ 732,335
$ 1,325,757 COP 5,492,399,768 Toronto Dominion Bank 08/17/23  $ (67,469)
$ 3,180,548 EUR 2,846,039 Toronto Dominion Bank 10/13/23 39,937
Total  $ (27,532)
Total  $ 1,279,187

See Notes to Financial Statements
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

Notes to Portfolio of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Long-Term Investments
:
Common stocks $5,641,734,297 $— $— $5,641,734,297
Short-Term Investments
:
Repurchase agreement — 7,285,000 — 7,285,000
Treasury debt — 2,996,947 — 2,996,947
Total $5,641,734,297 $10,281,947 $— $5,652,016,244
1 1 1 1 1
Large-Cap Growth
Long-Term Investments
:
Common stocks $5,291,668,968 $304,543,129 $— $5,596,212,097
Short-Term Investments
:
Repurchase agreement — 60,309,000 — 60,309,000
Treasury debt — 4,518,397 — 4,518,397
Investments purchased with collateral from securities lending 22,866,554 — — 22,866,554
Total $5,314,535,522 $369,370,526 $— $5,683,906,048
1 1 1 1 1
Large-Cap Value
Long-Term Investments
:
Common stocks $4,838,475,829 $— $7,267 $4,838,483,096
Short-Term Investments
:
Repurchase agreement — 63,560,000 — 63,560,000
Treasury debt — 5,993,894 — 5,993,894
Investments purchased with collateral from securities lending 17,125,464 — — 17,125,464
Total $4,855,601,293 $69,553,894 $7,267 $4,925,162,454
1 1 1 1 1
Mid-Cap Growth
Long-Term Investments
:
Common stocks $1,028,276,747 $65,740,542 $— $1,094,017,289
Rights/Warrants 1,566,202 — — 1,566,202
Short-Term Investments
:
Repurchase agreement — 28,063,000 — 28,063,000
Treasury debt — 2,996,947 — 2,996,947
Investments purchased with collateral from securities lending 1,041,962 — — 1,041,962
Total $1,030,884,911 $96,800,489 $— $1,127,685,400
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Mid-Cap Value
Long-Term Investments
:
Common stocks $1,739,048,704 $— $— $1,739,048,704
Short-Term Investments
:
Repurchase agreement — 2,645,000 — 2,645,000
Investments purchased with collateral from securities lending 18,495,103 — — 18,495,103
Total $1,757,543,807 $2,645,000 $— $1,760,188,807
1 1 1 1 1
Quant Small-Cap Equity
Long-Term Investments
:
Common stocks $2,792,498,822 $— $— $2,792,498,822
Short-Term Investments
:
Repurchase agreement — 8,830,000 — 8,830,000
Treasury debt — 1,498,474 — 1,498,474
Investments purchased with collateral from securities lending 38,172,072 — — 38,172,072
Investments in Derivatives
:
Futures contracts* 199,285 — — 199,285
Total $2,830,870,179 $10,328,474 $— $2,841,198,653
1 1 1 1 1
Quant Small/Mid-Cap Equity
Long-Term Investments
:
Common stocks $1,196,771,432 $— $— $1,196,771,432
Short-Term Investments
:
Repurchase agreement — 2,810,000 — 2,810,000
Treasury debt — 649,339 — 649,339
Investments purchased with collateral from securities lending 6,276,614 — — 6,276,614
Total $1,203,048,046 $3,459,339 $— $1,206,507,385
1 1 1 1 1
Social Choice Equity
Long-Term Investments
:
Common stocks $6,139,590,928 $— $— $6,139,590,928
Short-Term Investments
:
Repurchase agreement — 26,115,000 — 26,115,000
Treasury debt — 998,982 — 998,982
Investments purchased with collateral from securities lending 10,757,659 — — 10,757,659
Investments in Derivatives
:
Futures contracts* 250,684 — — 250,684
Total $6,150,599,271 $27,113,982 $— $6,177,713,253
1 1 1 1 1
Social Choice Low Carbon Equity
Long-Term Investments
:
Common stocks $1,246,091,562 $— $— $1,246,091,562
Short-Term Investments
:
Repurchase agreement — 2,725,000 — 2,725,000
Treasury debt — 2,996,947 — 2,996,947
Investments purchased with collateral from securities lending 896,137 — — 896,137
Investments in Derivatives
:
Futures contracts* 104,537 — — 104,537
Total $1,247,092,236 $5,721,947 $— $1,252,814,183
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $570,887,535 $1,136,644,470 $15,798,321 $1,723,330,326
Short-Term Investments
:
Government agency debt — 9,972,470 — 9,972,470
Repurchase agreement — 10,382,000 — 10,382,000
Treasury debt — 3,995,929 — 3,995,929
Investments purchased with collateral from securities lending 940,574 — — 940,574
Total $571,828,109 $1,160,994,869 $15,798,321 $1,748,621,299
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $282,567,436 $6,556,082,388 $— $6,838,649,824
Short-Term Investments
:
Repurchase agreement — 43,424,000 — 43,424,000
Investments purchased with collateral from securities lending 1,083 — — 1,083
Total $282,568,519 $6,599,506,388 $— $6,882,074,907
1 1 1 1 1

Notes to Portfolio of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $480,693,389 $1,945,009,903 $1,563 $2,425,704,855
Short-Term Investments
:
Government agency debt — 1,095,517 — 1,095,517
Investments purchased with collateral from securities lending 17,476,048 — — 17,476,048
Total $498,169,437 $1,946,105,420 $1,563 $2,444,276,420
1 1 1 1 1
Quant International Small-Cap Equity
Long-Term Investments
:
Common stocks $122,116,762 $1,088,332,311 $105,218 $1,210,554,291
Investments purchased with collateral from securities lending 6,846,006 — — 6,846,006
Investments in Derivatives
:
Forward foreign currency contracts* — 64 — 64
Total $128,962,768 $1,088,332,375 $105,218 $1,217,400,361
1 1 1 1 1
Social Choice International Equity
Long-Term Investments
:
Common stocks $9,150,313 $1,525,779,909 $— $1,534,930,222
Short-Term Investments
:
Repurchase agreement — 10,402,000 — 10,402,000
Investments purchased with collateral from securities lending 8,614,946 — — 8,614,946
Investments in Derivatives
:
Futures contracts* 82,317 — — 82,317
Total $17,847,576 $1,536,181,909 $— $1,554,029,485
1 1 1 1 1
Equity Index
Long-Term Investments
:
Common stocks $39,072,723,282 $— $405,269 $39,073,128,551
Rights/Warrants — — 276 276
Short-Term Investments
:
Repurchase agreement — 65,945,000 — 65,945,000
Investments purchased with collateral from securities lending 166,178,759 — — 166,178,759
Investments in Derivatives
:
Futures contracts* 135,548 — — 135,548
Total $39,239,037,589 $65,945,000 $405,545 $39,305,388,134
1 1 1 1 1
Large-Cap Growth Index
Long-Term Investments
:
Common stocks $10,879,177,343 $— $— $10,879,177,343
Short-Term Investments
:
Repurchase agreement — 2,015,000 — 2,015,000
Investments purchased with collateral from securities lending 2,621,390 — — 2,621,390
Total $10,881,798,733 $2,015,000 $— $10,883,813,733
1 1 1 1 1
Large-Cap Value Index
Long-Term Investments
:
Common stocks $8,812,868,595 $— $61,684 $8,812,930,279
Short-Term Investments
:
Repurchase agreement — 6,685,000 — 6,685,000
Investments purchased with collateral from securities lending 20,660,748 — — 20,660,748
Total $8,833,529,343 $6,685,000 $61,684 $8,840,276,027
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $8,561,599,332 $— $— $8,561,599,332
Short-Term Investments
:
Government agency debt — 17,853,472 — 17,853,472
Repurchase agreement — 27,223,000 — 27,223,000
Treasury debt — 3,995,930 — 3,995,930
Investments purchased with collateral from securities lending 7,729 — — 7,729
Investments in Derivatives
:
Futures contracts* 1,535,892 — — 1,535,892
Total $8,563,142,953 $49,072,402 $— $8,612,215,355
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Small-Cap Blend Index
Long-Term Investments
:
Common stocks $3,435,041,861 $— $466,797 $3,435,508,658
Rights/Warrants — — 561 561
Short-Term Investments
:
Repurchase agreement — 19,763,000 — 19,763,000
Treasury debt — 2,996,947 — 2,996,947
Investments purchased with collateral from securities lending 159,723,677 — — 159,723,677
Investments in Derivatives
:
Futures contracts* 1,353,640 — — 1,353,640
Total $3,596,119,178 $22,759,947 $467,358 $3,619,346,483
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Corporate bonds $— $19,698 $— $19,698
Common stocks 679,311,731 5,203,038,173 7,713,986 5,890,063,890
Short-Term Investments
:
Government agency debt — 10,042,207 — 10,042,207
Repurchase agreement — 54,908,000 — 54,908,000
Treasury debt — 4,994,912 — 4,994,912
Investments purchased with collateral from securities lending 30,631,868 — — 30,631,868
Investments in Derivatives
:
Futures contracts* 829,062 — — 829,062
Total $710,772,661 $5,273,002,990 $7,713,986 $5,991,489,637
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $133,651,496 $21,874,566,280 $— $22,008,217,776
Short-Term Investments
:
Government agency debt — 86,952,566 — 86,952,566
Repurchase agreement — 55,760,000 — 55,760,000
Treasury debt — 59,925,817 — 59,925,817
Investments purchased with collateral from securities lending 59,286,665 — — 59,286,665
Investments in Derivatives
:
Futures contracts* 4,013,926 — — 4,013,926
Total $196,952,087 $22,077,204,663 $— $22,274,156,750
1 1 1 1 1
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,798,977 $— $1,798,977
Corporate bonds — 211,862,531 604,251 212,466,782
Government bonds — 224,127,428 — 224,127,428
Structured assets — — 2,541,120 2,541,120
Common stocks 3,687,635 679,635 — 4,367,270
Short-Term Investments
:
Repurchase agreement — 16,525,000 — 18,638,000
Treasury debt — 4,293,808 — 4,293,808
Investments purchased with collateral from securities lending 16,263,576 — — 16,263,576
Investments in Derivatives
:
Forward foreign currency contracts* — 28,470 — 28,470
Total $19,951,211 $459,315,849 $3,145,371 $484,525,431
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $1,146,975 $— $1,146,975
Corporate bonds — 74,187,190 747,613 74,934,803
Government bonds — 271,463,910 112,692 271,576,602
Structured assets — 21,823,054 — 21,823,054
Short-Term Investments
:
Commercial paper — 9,696,148 — 9,696,148
Government agency debt — 804,363 — 804,363
Repurchase agreement — 4,155,000 — 4,155,000
Treasury debt — 1,997,965 — 1,997,965
Investments purchased with collateral from securities lending 37,293 — — 37,293
Investments in Derivatives
:
Forward foreign currency contracts* — 1,279,187 — 1,279,187
Total $37,293 $386,553,792 $860,305 $387,451,390
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Notes to Portfolio of Investments
(Unaudited) (continued)

The following table is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in the determining value:
The following table summarizes the significant unobservable inputs used to value Level 3 investments as of July 31, 2023 :
* Single source broker quote.
Fund Investments
Emerging Markets Debt
Balance as of October 31, 2022 $10,780,015
Purchases 200,726
Sales (3,076,263)
Gains (losses) (4,476,998)
Change in unrealized appreciation (depreciation) 8,676,073
Transfers out of Level 3 (8,958,182)
Balance as of July 31, 2023 $3,145,371
Fund Fair value Valuation technique Unobservable input Range (weighted average)
Emerging Markets Debt
Corporate bonds $604,251 Broker quote *
Structured assets 2,541,120 Broker quote *
Total $3,145,371
A12448-C (9/23)